UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 12/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
December 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended December 31, 2023. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the year before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies and small-capitalization U.S. stocks also advanced. Meanwhile, international developed market equities and emerging market stocks posted solid gains.
The 10-year U.S. Treasury yield ended 2023 where it began despite an eventful year that saw significant moves in bond markets. Overall, U.S. Treasuries gained as investors began to anticipate looser financial conditions.
The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
We believe developed market equities have priced in an optimistic scenario for rate cuts, which we view as premature, so we prefer an underweight stance in the near term. Nevertheless, we are overweight on Japanese stocks as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an
AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S.
mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
8.04% 26.29%
U.S. small cap equities
(Russell 2000
®
Index)
8.18 16.93
International equities (MSCI
Europe, Australasia, Far
East Index)
5.88 18.24
Emerging market equities
(MSCI Emerging Markets
Index)
4.71 9.83
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.70 5.02
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.11 2.83
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.37 5.53
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
3.63 6.40
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.65 13.44
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Consolidated Financial Statements:

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Inflation Protected Bond Portfolio
Investment Objective
BlackRock Inflation Protected Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, all of the Fund’s share classes underperformed its benchmark, the Bloomberg U.S. Treasury Inflation Protected
Securities Index.
What factors influenced performance?
Returns for Treasury Inflation Protected Securities (“TIPS”) are influenced by the direction of nominal Treasury yields as well as changes in inflation expectations.
The Fund’s tactical positioning in U.S. interest rates detracted over the period. At the start of the period, a long duration position outperformed before the Fund moved to an underweight in February 2023 as stickier inflation led rates to move higher. The Fund flipped back to a duration overweight in late June 2023 on the view that inflation was likely to be softer than expected in the second half of the year and would likely prompt the market to move away from hawkish Fed policy expectations. While this view was correct with consumer price inflation data easing, strong growth and economic data broadly in the United States resulted in Treasury yields moving higher, causing the overweight duration position to detract. The overweight position was concentrated in the front end of the curve which helped mitigate losses as the curve steepened. The
Fund moved to a short duration position in the fourth quarter of 2023 on the view that the market had begun to price in too many rate cuts in 2024. This shift proved too early and thus detracted from returns for the period.
The Fund’s short Japanese interest rate positioning also detracted from performance. While other developed market central banks kept rates higher than expected, the Bank of Japan remained dovish, keeping rates at ultra-low levels. Finally, the Fund’s currency positioning weighed on performance for the period.
Positive contributions to the Fund’s relative performance were led by a long position in rental inflation-linked commercial mortgage-backed securities (“CMBS”). Holdings of agency residential mortgage-backed securities (“MBS”) also proved additive. Finally, macro strategies and relative value inflation strategies contributed positively.
Describe recent portfolio activity.
As noted, the Fund tactically shifted positioning around U.S. interest rates throughout the period. Late in the period, the Fund removed its short position in Japanese interest rates.
Describe portfolio positioning at period end.
The Fund held a long position in the 10-year segment of the TIPS curve where the market is pricing for inflation to rapidly recede to the Fed’s target, providing an opportunity for outperformance should inflation prove more stubborn than expected. The Fund maintained exposure to rental linked CMBS securities with a focus on single family rentals on the view that rental inflation will continue to move higher. The Fund held a tactical short position in U.S. duration focused primarily on the front end of the curve, on the view that the market is likely pricing in too many rate cuts in 2024 given the likely level of inflation and overall strength of the economy. In addition, the Fund held an allocation to agency MBS where spreads appear attractive. Finally, the Fund held a small long position in emerging market nominal rates, specifically in Mexico on the view that the market is underappreciating potential easing from that central bank.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock Inflation Protected Bond Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S. corporations. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio
(the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization.
(c)
An unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 1.52% 1.35% 3.63% N/A 3.27% N/A 2.20% N/A
Investor A ........................... 1.22 1.02 3.45 (0.69)% 3.00 2.17% 1.92 1.50%
Investor C ........................... 0.55 0.47 2.56 1.56 2.22 2.22 1.33 1.33
Class K ............................ 1.57 1.52 3.67 N/A 3.32 N/A 2.27 N/A
Bloomberg U.S. Treasury Inflation Protected
Securities Index. ..................... — — 3.90 N/A 3.15 N/A 2.42 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Inflation Protected Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/23)
Ending
Account
Value
(12/31/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(07/01/23)
Ending
Account
Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional .... $ 1,000.00 $ 1,014.00 $ 4.31 $ 1.78 $ 1,000.00 $ 1,020.92 $ 4.33 $ 1,023.44 $ 1.79 0.85% 0.35%
Investor A ..... 1,000.00 1,011.70 5.58 3.04 1,000.00 1,019.66 5.60 1,022.18 3.06 1.10 0.60
Investor C ..... 1,000.00 1,008.30 9.36 6.83 1,000.00 1,015.88 9.40 1,018.40 6.87 1.85 1.35
Class K ...... 1,000.00 1,014.10 4.06 1.52 1,000.00 1,021.17 4.08 1,023.69 1.53 0.80 0.30
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Treasury Obligations ............................. 84.7%
U.S. Government Sponsored Agency Securities .............. 9.8
Asset-Backed Securities .............................. 2.6
Non-Agency Mortgage-Backed Securities .................. 1.1
Corporate Bonds ................................... 1.0
Foreign Government Obligations ........................ 0.4
Foreign Agency Obligations ............................ 0.3
Investment Companies ............................... 0.1
Common Stocks ................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 95.2%
AA/Aa ......................................... 0.2
A ............................................. 1.0
BBB/Baa ....................................... 0.3
BB/Ba ......................................... 0.0
(b)
B ............................................ 0.1
CCC/Caa ....................................... 0.0
(b)
C ............................................ 0.0
(b)
NR ........................................... 3.2
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of December 31, 2023

Fund Summary
BlackRock Strategic Income Opportunities Portfolio
Investment Objective
BlackRock Strategic Income Opportunities Portfolio's (the “Fund”) investment objective is to seek total return as is consistent with preservation of capital.
On June 1, 2023, the Board of Trustees of BlackRock Multi-Sector Opportunities Trust II (the “Target Fund”) and the Board of Trustees of BlackRock Funds V, on behalf of the Fund, each approved the reorganization of the Target Fund into the Fund. At a special shareholder meeting on September 22, 2023, the shareholders of the Target Fund approved the reorganization, which was completed on November 13, 2023.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund’s Institutional Share Class returned 7.26%, the Investor A Shares returned 7.00%, the Investor C Shares returned 6.23%, and the Class K shares returned 7.36%. For the same period, the Bloomberg U.S. Universal Index returned 6.17% and the ICE BofA 3-Month U.S. Treasury
Bill Index returned 5.01%.
What factors influenced performance?
The Fund’s performance is reviewed on an absolute return basis due to the nature of its mandate. The Fund has an unconstrained approach (i.e., flexibility to invest across all fixed income asset classes) that is managed within a risk-controlled framework. As such, the Fund is not managed specifically to a benchmark. The index returns listed above are for reference purposes only.
Positive contributions with respect to the Fund’s performance were driven by allocations to structured products including commercial mortgage-backed securities, non-
agency residential mortgage-backed securities, collateralized loan obligations and asset-backed securities. Allocations to European and U.S. investment grade corporate bonds added to performance as well.
Global strategies around management of non-U.S. developed market sovereign bond exposures detracted modestly from performance over the period. The Fund’s use of derivatives marginally detracted from performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
After tactically reducing duration in January 2023, primarily in the front-end of the yield curve, the Fund added duration further out the curve given more balanced risk/reward levels. The Fund lowered its risk profile slightly in February 2023, reducing U.S. investment grade and high yield credit exposures as spreads became less attractive, while adding to agency mortgage-backed securities (“MBS”) given the sector’s favorable interest rate risk profile. Outside the United States, the Fund continued to increase its long European sovereign position, particularly within the United Kingdom given attractive currency-hedged yields. The Fund also tactically increased exposure to emerging market debt in local rate and select hard currency markets.
In the second quarter of 2023, the Fund’s duration was increased, particularly in the front and intermediate parts of the yield curve, on the view that inflation would continue to ease more rapidly than the market expects and that the Fed was getting closer to pausing its rate hiking cycle. The Fund continued to increase its sensitivity to changes in credit spreads by selectively adding to global investment grade corporate bonds, particularly within defensive sectors, as spreads appeared attractive. The Fund also steadily increased its agency MBS position given attractive relative valuations. In addition, the Fund opportunistically added to U.S. high yield corporate bonds while maintaining a cautious stance with respect to lower quality issues within the asset class.
Outside the United States, the Fund trimmed its weighting to European sovereign bonds, particularly within the United Kingdom, while continuing to selectively increase the emerging markets debt allocation.
In the third quarter of 2023, the Fund maintained a duration underweight versus the benchmark, while tactically rotating out of the back-end of the U.S. yield curve and into the front and intermediate parts of the curve in anticipation of the Fed pausing. The Fund increased its sensitivity to changes in credit spreads, primarily by adding to European corporate credit given attractive all-in yields when swapped back to U.S. dollar, as well as to agency MBS given their high quality, attractive yields and relatively low correlation to other spread assets. The Fund maintained a cautious approach to adding risk within high yield corporate bonds, continued to trim its European sovereign allocation, mainly with respect to the United Kingdom, and remained favorable towards emerging market local debt.
In the fourth quarter of 2023, the Fund modestly reduced duration, particularly in the front-end of the curve, while holding the bulk of its exposure in the intermediate part of the curve in order to capture upside price potential should rates move lower. The Fund maintained a high-quality bias within spread assets. In this vein, the Fund increased its agency MBS exposure and continued to add to European corporate credit. In addition, the Fund added opportunistically within U.S. high yield corporate bonds and emerging market local debt, while tactically shifting its European sovereign positioning.
Describe portfolio positioning at period end.
At period-end, the Fund’s duration was near the high end of its historical range, with a tilt toward intermediate maturities. The Fund favored investment grade corporate bonds, agency MBS and securitized credit for high quality U.S. asset exposure. The Fund also maintained an allocation to U.S. high yield corporate bonds. Outside the United States, the Fund had allocations to European sovereign bonds and emerging markets debt, most notably local rates in Mexico and Brazil along with select hard currency bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal market conditions, the Fund will invest in a combination of fixed-income securities, including, but not limited to: high yield securities, international securities, emerging markets debt and mortgages. Depending on market conditions, the Fund may invest in other market sectors. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of
BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An index that measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-
grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
(d)
An unmanaged index that measures returns of 3-month Treasury Bills.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 4.92% 4.92% 7.26% N/A 3.35% N/A 2.82% N/A
Investor A ........................... 4.48 4.48 7.00 2.72% 3.08 2.24% 2.53 2.11%
Investor C ........................... 3.95 3.94 6.23 5.23 2.34 2.34 1.93 1.93
Class K ............................ 5.01 5.01 7.36 N/A 3.46 N/A 2.90 N/A
Bloomberg U.S. Universal Index .......... — — 6.17 N/A 1.44 N/A 2.08 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ... — — 5.01 N/A 1.88 N/A 1.25 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock Strategic Income Opportunities Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense and Interest
Expense
Excluding Dividend
Expense and Interest
Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/23)
Ending
Account
Value
(12/31/23)
Including
Dividend
Expense
and Interest
Expense
(a)
Excluding
Dividend
Expense
and Interest
Expense
(a)
Beginning
Account
Value
(07/01/23)
Ending
Account
Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Institutional .... $ 1,000.00 $ 1,051.30 $ 3.93 $ 3.21 $ 1,000.00 $ 1,021.37 $ 3.87 $ 1,022.08 $ 3.16 0.76% 0.62%
Investor A ..... 1,000.00 1,050.00 5.27 4.55 1,000.00 1,020.06 5.19 1,020.77 4.48 1.02 0.88
Investor C ..... 1,000.00 1,046.10 9.03 8.30 1,000.00 1,016.38 8.89 1,017.09 8.19 1.75 1.61
Class K ...... 1,000.00 1,051.70 3.46 2.79 1,000.00 1,021.83 3.41 1,022.48 2.75 0.67 0.54
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 34.9%
Corporate Bonds ................................... 28.6
Asset-Backed Securities .............................. 10.9
Foreign Government Obligations ........................ 7.1
Non-Agency Mortgage-Backed Securities .................. 6.9
U.S. Treasury Obligations ............................. 3.9
Floating Rate Loan Interests ........................... 2.9
Common Stocks ................................... 1.1
Investment Companies ............................... 1.1
Municipal Bonds ................................... 1.0
Foreign Agency Obligations ............................ 0.8
Preferred Securities ................................. 0.7
Fixed Rate Loan Interests ............................. 0.1
Warrants ........................................ 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 45.0%
AA/Aa ......................................... 4.0
A ............................................. 10.8
BBB/Baa ....................................... 13.9
BB/Ba ......................................... 7.3
B ............................................ 4.8
CCC/Caa ....................................... 0.9
CC/Ca ......................................... 0.5
C ............................................ 0.2
D ............................................ 0.0
(b)
NR ........................................... 12.6
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds, TBA sale commitments and investments sold short.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
2023
BlackRock Annual Report to Shareholders

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Strategic Income Opportunities Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of
Institutional Shares. The performance of BlackRock Strategic Income Opportunities Portfolio’s Class K Shares would be substantially similar to Institutional Shares because
Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares for BlackRock Strategic Income Opportunities Portfolio would have been higher than those of the Institutional
Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
December 31, 2023
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
United States — 3.1%
(a)
AMSR Trust
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... USD 3,000 $ 2,783,206
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,810,164
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,078,138
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,778,737
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,519,770
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,492,465
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,849 3,321,481
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,674 3,094,533
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 946 865,990
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,480,964
Progress Residential Trust
Series 2019-SFR3, Class G, 4.12%,
09/17/36 ............... 3,200 3,109,967
Series 2020-SFR1, Class E, 3.03%,
04/17/37 ............... 3,000 2,864,030
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 3,000 2,774,412
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 794 687,183
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,414,747
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,107,145
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 892,550
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,540,858
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 2,893,885
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,428,579
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,752,014
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,867,540
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,500,274
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,158,875
67,217,507
Total Asset-Backed Securities — 3.1%
(Cost: $75,562,487) .............................. 67,217,507
Security
Shares
Shares Value
Common Stocks
United States — 0.0%
Blackstone Mortgage Trust, Inc., Class
A ...................... 20,000 $ 425,400
Invitation Homes, Inc. ........... 15,000 511,650
937,050
Total Common Stocks — 0.0%
(Cost: $1,305,281) .............................. 937,050
Par (000)
Pa r (000)
Corporate Bonds
China — 0.0%
Central China Real Estate Ltd., 7.25%
,
07/16/24
(b)
................ USD 545 24,525
China Aoyuan Group Ltd., 6.20%
,
03/24/26
(b)(c)(d)
.............. 545 5,450
China SCE Group Holdings Ltd.,
7.00%
,
05/02/25
(b)
........... 545 31,338
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(b)(c)(d)
.............. 545 32,700
Easy Tactic Ltd., 7.50%
,
(7.50% Cash
or 7.50% PIK), 07/11/28
(e)
...... 611 24,436
Fantasia Holdings Group Co. Ltd.,
10.88%
,
01/09/23
(b)(c)(d)
........ 345 7,762
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(b)(c)(d)
.............. 545 109
Kaisa Group Holdings Ltd., 11.70%
,
11/11/25
(b)(c)(d)
.............. 545 15,669
KWG Group Holdings Ltd., 5.95%
,
08/10/25
(b)
................ 545 28,612
Logan Group Co. Ltd., 4.50%
,
01/13/28
(b)(c)(d)
.............. 545 35,425
Modern Land China Co. Ltd.
(b)(c)(d)(e)(f)
8.00%, (8.00% Cash or 10.00%
PIK), 12/30/24 ........... 163 228
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/25 ........... 164 230
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/26 ........... 164 229
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/27 ........... 164 230
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(b)(c)(d)
......... 345 28,786
Redco Properties Group Ltd., 9.90%
,
02/17/24
(b)(c)(d)
.............. 545 8,175
Redsun Properties Group Ltd., 7.30%
,
01/13/25
(b)(c)(d)
.............. 545 2,725
Ronshine China Holdings Ltd., 7.10%
,
01/25/25
(b)(c)(d)
.............. 545 8,175
Sino-Ocean Land Treasure III Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.26%),
6.95%
(b)(c)(d)(f)(g)
.............. 545 12,399
Sunac China Holdings Ltd., 7.00%
,
07/09/25 ................. 545 78,714
Times China Holdings Ltd., 5.75%
,
01/14/27
(b)(c)(d)
.............. 545 6,813
Yango Justice International Ltd., 8.25%
,
11/25/23
(b)(c)(d)
.............. 545 1,362
Yuzhou Group Holdings Co. Ltd.,
6.35%
,
01/13/27
(b)(c)(d)
......... 345 19,838

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
Zhenro Properties Group Ltd., 6.63%
,
01/07/26
(b)(c)(d)
.............. USD 545 $ 2,725
376,655
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.63%
,
07/17/27
(b)
................ 545 511,108
Macau — 0.1%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(b)
................ 545 468,700
MGM China Holdings Ltd., 4.75%
,
02/01/27
(b)
................ 545 517,069
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ 545 455,415
1,441,184
United States — 1.1%
(f)
Goldman Sachs Group, Inc. (The),
(1-day SOFR + 1.95%), 6.56%
,
10/24/34 ................. 4,291 4,715,434
JPMorgan Chase & Co., (1-day SOFR
+ 1.81%), 6.25%
,
10/23/34 ..... 4,325 4,688,244
Morgan Stanley
(1-day SOFR + 1.88%), 5.42%,
07/21/34 ............... 2,306 2,340,308
(1-day SOFR + 2.05%), 6.63%,
11/01/34 ............... 4,740 5,247,434
Wells Fargo & Co.
(1-day SOFR + 1.99%), 5.56%,
07/25/34 ............... 2,299 2,340,632
(1-day SOFR + 2.06%), 6.49%,
10/23/34 ............... 4,349 4,731,224
24,063,276
Total Corporate Bonds — 1.2%
(Cost: $34,163,125) .............................. 26,392,223
Foreign Agency Obligations
Supranational — 0.3%
European Union
(b)
2.50%, 10/04/52 ............ EUR 1,680 1,646,141
Series NGEU, 3.00%, 03/04/53 .. 4,485 4,857,242
6,503,383
Total Foreign Agency Obligations — 0.3%
(Cost: $5,651,237) .............................. 6,503,383
Foreign Government Obligations
Mexico — 0.4%
United Mexican States
8.50%, 03/01/29 ............ MXN 465 2,673,538
8.50%, 05/31/29 ............ 930 5,366,518
8,040,056
United Kingdom — 0.1%
U.K. Treasury Bonds, 3.75%
,
10/22/53
(b)
................ GBP 1,340 1,594,703
Total Foreign Government Obligations — 0.5%
(Cost: $9,524,522) .............................. 9,634,759
Security
Shares
Shares Value
Investment Companies
iShares Residential and Multisector
Real Estate ETF
(h)
........... 32,341 $ 2,377,710
Total Investment Companies — 0.1%
(Cost: $2,933,731) .............................. 2,377,710
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.1%
United States — 1.1%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(i)
........... USD 2,853 2,806,800
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(f)
......... 5,597 5,558,946
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(f)
................. 3,511 2,781,561
JPMorgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(f)
................. 1,534 1,442,375
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(f)
.... 856 842,634
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%,
07/25/61
(f)
.............. 4,024 3,166,015
Series 2022-2, Class A1, 5.35%,
08/25/62
(i)
............... 1,373 1,372,707
Verus Securitization Trust
(i)
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 4,015 4,019,791
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... 1,110 1,125,603
23,116,432
Commercial Mortgage-Backed Securities — 0.3%
United States — 0.3%
(a)(f)
BHP Trust, Series 2019-BXHP, Class C,
(1-mo. CME Term SOFR at 1.52%
Floor + 1.57%), 6.93%, 08/15/36 . 168 165,917
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%,
03/09/44 ............... 950 811,463
Series 2020-VIV3, Class B, 3.54%,
03/09/44 ............... 130 113,753
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.49%), 6.86%, 07/15/38 ... 2,800 2,756,353
Series 2021-ESH, Class C, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 7.18%, 07/15/38 ... 392 385,643
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.73%, 07/15/38 ... 784 770,303
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
6.63%, 10/15/36 ............ 430 411,529

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 6.73%, 01/15/36 ....... USD 385 $ 354,934
5,769,895
Total Non-Agency Mortgage-Backed Securities — 1.4%
(Cost: $29,017,113) .............................. 28,886,327
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(f)
Series 2017-K62, Class B,
3.88% ,  01/25/50 ........ 2,500 2,394,122
Series 2017-K65, Class B,
4.08% ,  07/25/50 ........ 2,000 1,920,350
Series 2018-K73, Class B,
3.85% ,  02/25/51 ........ 1,350 1,274,359
Series 2018-K82, Class B,
4.13% ,  09/25/28 ........ 2,043 1,941,014
Series 2018-K83, Class B,
4.28% ,  11/25/51 ........ 2,000 1,911,564
Series 2018-W5FX, Class CFX,
(1-mo. LIBOR USD + 0.00%),
3.66% ,  04/25/28 ........ 696 596,455
Series 2019-K91, Class B,
4.26% ,  04/25/51 ........ 2,000 1,894,500
Series 2019-K94, Class B,
3.96% ,  07/25/52 ........ 2,000 1,862,747
Series 2020-K737, Class B,
3.30% ,  01/25/53 ........ 932 874,702
14,669,813
Mortgage-Backed Securities — 11.1%
Uniform Mortgage-Backed Securities
(j)
4.50% ,  01/25/54 .......... 41,020 39,760,558
5.00% ,  01/25/54 .......... 64,539 63,848,212
5.50% ,  01/25/54 .......... 70,477 70,774,406
6.00% ,  01/25/54 .......... 39,976 40,588,133
6.50% ,  01/25/54 .......... 22,102 22,648,506
237,619,815
Total U.S. Government Sponsored Agency Securities
—
11.8%
(Cost: $250,485,242) ............................. 252,289,628
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25
(k)
........... 45,327 44,971,076
2.00%, 01/15/26 ............ 28,551 28,326,250
2.38%, 01/15/27 ............ 28,443 28,693,999
1.75%, 01/15/28 ............ 26,838 26,670,035
3.63%, 04/15/28 ............ 25,953 27,799,341
2.50%, 01/15/29 ............ 24,804 25,638,801
3.88%, 04/15/29 ............ 32,316 35,618,833
3.38%, 04/15/32 ............ 12,080 13,512,329
2.13%, 02/15/40 - 02/15/41 ..... 34,490 35,404,319
0.75%, 02/15/42 ............ 34,507 27,951,993
0.63%, 02/15/43 ............ 27,302 21,312,807
1.38%, 02/15/44
(l)
........... 36,024 32,177,597
0.75%, 02/15/45
(l)
........... 41,134 32,136,553
1.00%, 02/15/46 - 02/15/49 ..... 56,438 45,705,230
0.88%, 02/15/47 ............ 26,199 20,629,240
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.25%, 02/15/50 ............ USD 26,753 $ 17,421,398
0.13%, 02/15/51 - 02/15/52 ..... 58,344 35,887,487
1.50%, 02/15/53 ............ 29,388 26,611,409
U.S. Treasury Inflation Linked Notes
0.25%, 01/15/25 - 07/15/29 ..... 126,516 120,104,184
0.13%, 04/15/25 - 07/15/31 ..... 644,718 598,720,393
0.38%, 07/15/25 - 07/15/27 ..... 184,796 176,928,938
0.63%, 01/15/26 ............ 60,370 58,245,533
1.63%, 10/15/27 ............ 71,672 71,123,091
0.50%, 01/15/28 ............ 63,759 60,327,919
1.25%, 04/15/28
(k)
........... 70,292 68,455,894
0.75%, 07/15/28 ............ 55,855 53,449,162
2.38%, 10/15/28
(k)
........... 59,356 61,127,387
0.88%, 01/15/29 ............ 45,748 43,776,899
0.13%, 01/15/32
(k)
........... 82,093 72,089,630
0.63%, 07/15/32
(k)
........... 89,828 82,050,841
1.13%, 01/15/33
(l)
........... 79,113 74,833,239
1.38%, 07/15/33 ............ 103,850 100,673,837
U.S. Treasury Notes , 4.50%, 11/15/33
(k)
14,480 15,201,737
Total U.S. Treasury Obligations — 102.0%
(Cost: $2,312,510,869) ........................... 2,183,577,381
Total Long-Term Investments — 120.4%
(Cost: $2,721,153,607) ........................... 2,577,815,968
Shares
Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.26%
(h)(m)
.... 20,717,863 20,717,863
Total Short-Term Securities — 1.0%
(Cost: $20,717,863) .............................. 20,717,863
Total Options Purchased — 0.1%
(Cost: $2,350,182 ) .............................. 2,905,614
Total Investments Before Options Written and TBA Sale
Commitments — 121.5%
(Cost: $2,744,221,652) ........................... 2,601,439,445
Total Options Written — (0.3)%
(Premiums Received — $(6,931,620)) ................. (7,565,307)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(j)
6.00% ,  01/25/54 ............ (39,976) (40,588,133)
6.50% ,  01/25/54 ............ (22,102) (22,648,506)
Total TBA Sale Commitments — (3.0)%
(Proceeds: $(62,794,845)) ......................... (63,236,639)
Total Investments Net of Options Written and TBA Sale
Commitments — 118.2%
(Cost: $2,674,495,187) ........................... 2,530,637,499
Liabilities in Excess of Other Assets — (18.2)% ........... (390,121,859)
Net Assets — 100.0% .............................. $ 2,140,515,640

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(m)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 8,792,373 $ 11,925,490
(a)
$ — $ — $ — $ 20,717,863 20,717,863 $ 175,581 $ —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(b)
.............. — 26,426,506 (26,490,325) 63,819 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
... — 16,755,211 (16,978,074) 222,863 — — — — —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(b)
.............. — 50,986,453 (50,805,618) (180,835) — — — 165,656 —
iShares Residential and
Multisector Real Estate ETF 2,210,184 — — — 167,526 2,377,710 32,341 69,926 —
iShares Russell 2000 ETF
(b)
.. — 4,319,194 (4,438,574) 119,380 — — — — —
iShares U.S. Real Estate ETF
(b)
— 4,358,784 (4,530,783) 171,999 — — — — —
$ 397,226 $ 167,526 $ 23,095,573 $ 411,163 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
HSBC Securities (USA), Inc. 5.65% 12/27/23 01/03/24   $ 54,202,500 $ 54,236,527 U.S. Treasury Obligations Up to 30 Days
HSBC Securities (USA), Inc. 5.65 12/27/23 01/03/24   71,631,250 71,676,219 U.S. Treasury Obligations Up to 30 Days
Nomura Securities
International, Inc. ..... 5.66 12/27/23 01/03/24   58,650,000 58,686,884 U.S. Treasury Obligations Up to 30 Days
Nomura Securities
International, Inc. ..... 5.66 12/27/23 01/03/24   8,187,500 8,192,649 U.S. Treasury Obligations Up to 30 Days
BofA Securities, Inc. ..... 5.70 12/28/23 01/02/24   36,563,494 36,580,862 U.S. Treasury Obligations Overnight
Santander US Capital
Markets LLC ........ 5.60 12/28/23 01/02/24   5,293,750 5,296,220 U.S. Treasury Obligations Overnight
$ 234,528,494 $ 234,669,361

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 21 03/07/24 $ 3,181 $ 19,625
Australia 10-Year Bond ...................................................... 93 03/15/24 7,394 205,066
3-mo. SOFR ............................................................. 438 06/18/24 104,036 213,917
438,608
Short Contracts
Euro-Buxl ............................................................... 64 03/07/24 10,013 (475,989)
Canada 10-Year Bond ....................................................... 336 03/19/24 31,489 (1,491,131)
U.S. Treasury 10-Year Note ................................................... 444 03/19/24 50,123 (1,209,699)
U.S. Treasury 10-Year Ultra Note ............................................... 432 03/19/24 50,983 (627,737)
U.S. Treasury Long Bond ..................................................... 149 03/19/24 18,616 (999,725)
U.S. Treasury Ultra Bond ..................................................... 13 03/19/24 1,737 (156,010)
Long Gilt ................................................................ 21 03/26/24 2,748 (60,738)
U.S. Treasury 2-Year Note .................................................... 1,741 03/28/24 358,496 (1,320,742)
U.S. Treasury 5-Year Note .................................................... 887 03/28/24 96,482 (2,269,363)
3-mo. SOFR ............................................................. 843 12/17/24 202,099 (877,528)
3-mo. SOFR ............................................................. 438 06/17/25 105,744 (508,762)
(9,997,424)
$ (9,558,816)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 1,223,000 USD 1,558,080 Natwest Markets plc 03/20/24 $ 1,413
USD 3,116,847 GBP 2,440,000 Morgan Stanley & Co. International plc 03/20/24 5,513
6,926
AUD 782,000 USD 536,025 Bank of New York Mellon 03/20/24 (1,884)
USD 263,299 CAD 352,000 Morgan Stanley & Co. International plc 03/20/24 (2,633)
USD 6,684,843 EUR 6,092,000 UBS AG 03/20/24 (61,381)
(65,898)
$ (58,972)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 2,194 03/15/24 USD 94.94 USD 548,500 $ 891,313
Put
3-mo. SOFR Interest Futures .................... 116 06/14/24 USD 95.19 USD 29,000 40,599
$ 931,912

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4.24 % USD 46,658 $ 1,713,693
Put
10-Year Interest Rate Swap
(a)
2.83% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/12/24 2.83 EUR 32,577 195,228
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4.24 USD 46,658 64,781
260,009
$ 1,973,702
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 1,097 03/15/24 USD 96.50 USD 274,250 $ (925,593)
Put
3-mo. SOFR Interest Futures ..................... 116 06/14/24 USD 94.81 USD 29,000 (13,050)
$ (938,643)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3.96 % USD 46,659 $ (1,173,014)
5-Year Interest Rate Swap
(a)
. 3.75% Annual 1-day SOFR Annual Citibank NA 06/12/24 3.75 USD 116,646 (2,995,144)
5-Year Interest Rate Swap
(a)
. 3.90% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/14/24 3.90 USD 30,533 (1,131,963)
(5,300,121)
Put
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.23% Annual
JPMorgan Chase
Bank NA 03/12/24 3.23 EUR 32,577 (57,600)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3.96 USD 46,659 (126,259)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.75% Annual Citibank NA 06/12/24 3.75 USD 116,646 (873,407)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual Deutsche Bank AG 11/14/24 3.90 USD 30,533 (269,277)
(1,326,543)
$ (6,626,664)
(a)
Forward settling swaption.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 3.53% Annual N/A 11/08/25 EUR 19,707 $ 230,838 $ — $ 230,838
6-mo. EURIBOR Semi-Annual 3.54% Annual N/A 11/08/25 EUR 19,707 233,566 — 233,566
3.16% Annual 6-mo. EURIBOR Semi-Annual N/A 11/08/28 EUR 16,442 (562,611) — (562,611)
3.16% Annual 6-mo. EURIBOR Semi-Annual N/A 11/08/28 EUR 16,442 (568,977) — (568,977)
1-day SOFR Annual 3.33% Annual 06/17/24
(a)
06/17/29 USD 9,264 (4,127) — (4,127)
1-day SOFR Annual 3.36% Annual 06/17/24
(a)
06/17/29 USD 6,948 6,850 — 6,850
1-day SOFR Annual 3.41% Annual 06/17/24
(a)
06/17/29 USD 13,896 41,983 — 41,983
1-day SOFR Annual 3.42% Annual 06/17/24
(a)
06/17/29 USD 5,211 19,590 — 19,590
1-day SOFR Annual 3.44% Annual 06/17/24
(a)
06/17/29 USD 6,948 30,626 — 30,626
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 8,315 238,852 — 238,852
1-day
REPO_CORRA Semi-Annual 4.00% Semi-Annual N/A 09/21/33 CAD 1,880 106,290 — 106,290
6-mo. EURIBOR Semi-Annual 3.22% Annual N/A 11/08/33 EUR 4,452 303,043 — 303,043
6-mo. EURIBOR Semi-Annual 3.22% Annual N/A 11/08/33 EUR 4,452 306,532 — 306,532
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 3,696 (233,513) — (233,513)
3.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 09/21/53 CAD 825 (89,559) — (89,559)
$ 59,383 $ — $ 59,383
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 2.21% At Termination 12/05/25 USD 4,080 $ 13,317 $ — $ 13,317
U.S. Consumer Price Index
All Items Monthly At Termination 2.10% At Termination 12/08/25 USD 4,040 4,904 — 4,904
U.S. Consumer Price Index
All Items Monthly At Termination 2.15% At Termination 12/13/25 USD 7,945 15,875 — 15,875
1.84% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 12/15/25 EUR 6,830 (6,393) 1,754 (8,147)
2.34% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/05/28 USD 4,080 (6,184) — (6,184)
2.25% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/08/28 USD 4,040 10,139 — 10,139
2.32% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/13/28 USD 7,945 (3,235) — (3,235)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.06% At Termination 12/15/28 EUR 6,830 21,992 (5,347) 27,339
2.38% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/15/33 USD 2,555 6,359 — 6,359
2.41% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/15/33 USD 2,550 420 — 420
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.78% At Termination 08/15/53 EUR 360 41,931 220 41,711
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.53% At Termination 11/15/53 EUR 700 20,426 — 20,426

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.64% At Termination 11/15/53 EUR 370 $ 25,312 $ 1,921 $ 23,391
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.51% At Termination 12/15/53 EUR 1,700 40,382 — 40,382
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/18/53 USD 2,310 (45,208) — (45,208)
$ 140,037 $ (1,452) $ 141,489
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5.06%
1-day SOFR ......................................... Secured Overnight Financing Rate 5.34
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.86
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 3,895 $ (5,347) $ 1,722,433 $ (1,521,561) $ —
Options Written ................................................... N/A N/A 1,910,040 (2,543,727) (7,565,307)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 438,608 $ — $ 438,608
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,926 — — 6,926
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 2,905,614 — 2,905,614
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 1,518,170 204,263 1,722,433
$ — $ — $ — $ 6,926 $ 4,862,392 $ 204,263 $ 5,073,581

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio

Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 9,997,424 $ — $ 9,997,424
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 65,898 — — 65,898
Options written
(b)
Options written at value ..................... — — — — 7,565,307 — 7,565,307
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,458,787 62,774 1,521,561
$ — $ — $ — $ 65,898 $ 19,021,518 $ 62,774 $ 19,150,190
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended December 31, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (36,722) $ — $ 20,485,814 $ — $ 20,449,092
Forward foreign currency exchange contracts .... — — — (136,822) — — (136,822)
Options purchased
(a)
..................... — — (223,312) (1,474,931) (12,910,538) — (14,608,781)
Options written ........................ — — — 153,532 5,031,443 — 5,184,975
Swaps .............................. — 796,367 653,327 — 1,111,049 (1,416,368) 1,144,375
$ — $ 796,367 $ 393,293 $ (1,458,221) $ 13,717,768 $ (1,416,368) $ 12,032,839
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (10,088,309) $ — $ (10,088,309)
Forward foreign currency exchange contracts .... — — — 132,397 — — 132,397
Options purchased
(b)
..................... — — — — 2,107,249 — 2,107,249
Options written ........................ — — — — 1,714,383 — 1,714,383
Swaps .............................. — — — — (3,823,115) 1,433,113 (2,390,002)
$ — $ — $ — $ 132,397 $ (10,089,792) $ 1,433,113 $ (8,524,282)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 205,397,169
Average notional value of contracts — short ................................................................................. $ 512,608,986
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 14,217,777
Average amounts sold — in USD ........................................................................................ $ 6,202,241
Options
Average value of option contracts purchased ................................................................................ $ 5,919,142
Average value of option contracts written ................................................................................... $ 5,675,898
Average notional value of swaption contracts purchased ......................................................................... $ 311,226,707
Average notional value of swaption contracts written ........................................................................... $ 543,091,237
Credit default swaps
Average notional value — sell protection ................................................................................... $ 4,836,413
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 45,286,138
Average notional value — receives fixed rate ................................................................................ $ 277,816,882
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 35,159,429
Average notional value — receives fixed rate ................................................................................ $ 33,463,178
Total return swaps
Average notional value ............................................................................................... $ —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (1,745,071)
Futures contracts .................................................................................... $ 336,652 $ 442,096
Forward foreign currency exchange contracts ................................................................. 6,926 65,898
Options
(a)(b)
........................................................................................ 2,905,614 7,565,307
Swaps — centrally cleared .............................................................................. — 83,282
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 3,249,192 $ 8,156,583
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,268,564) (1,464,021)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,980,628 $ 6,692,562
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Citibank NA .................................... $ 1,778,474 $ (1,778,474) $ — $ — $ —
JPMorgan Chase Bank NA .......................... 195,228 (57,600) — — 137,628
Morgan Stanley & Co. International plc .................. 5,513 (2,633) — — 2,880
Natwest Markets plc .............................. 1,413 — — — 1,413
$ 1,980,628 $ (1,838,707) $ — $ — $ 141,921

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of New York Mellon ........................... $ 1,884 $ — $ — $ — $ 1,884
Barclays Bank plc ................................ 1,299,273 — (1,299,273) — —
Citibank NA .................................... 3,868,551 (1,778,474) (1,844,432) — 245,645
Deutsche Bank AG ............................... 1,401,240 — (1,378,904) — 22,336
JPMorgan Chase Bank NA .......................... 57,600 (57,600) — — —
Morgan Stanley & Co. International plc .................. 2,633 (2,633) — — —
UBS AG ...................................... 61,381 — — — 61,381
$ 6,692,562 $ (1,838,707) $ (4,522,609) $ — $ 331,246
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 67,217,507 $ — $ 67,217,507
Common Stocks ......................................... 937,050 — — 937,050
Corporate Bonds ........................................ — 26,392,223 — 26,392,223
Foreign Agency Obligations ................................. — 6,503,383 — 6,503,383
Foreign Government Obligations .............................. — 9,634,759 — 9,634,759
Investment Companies .................................... 2,377,710 — — 2,377,710
Non-Agency Mortgage-Backed Securities ........................ — 28,886,327 — 28,886,327
U.S. Government Sponsored Agency Securities .................... — 252,289,628 — 252,289,628
U.S. Treasury Obligations ................................... — 2,183,577,381 — 2,183,577,381
Short-Term Securities
Money Market Funds ...................................... 20,717,863 — — 20,717,863
Options Purchased
Interest rate contracts ...................................... 931,912 1,973,702 — 2,905,614
Liabilities
Investments
TBA Sale Commitments .................................... — (63,236,639) — (63,236,639)
$ 24,964,535 $ 2,513,238,271 $ — $ 2,538,202,806
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 6,926 $ — $ 6,926
Interest rate contracts ....................................... 438,608 1,518,170 — 1,956,778
Other contracts ........................................... — 204,263 — 204,263
Liabilities
Foreign currency exchange contracts ............................ — (65,898) — (65,898)
Interest rate contracts ....................................... (10,936,067) (8,085,451) — (19,021,518)
Other contracts ........................................... — (62,774) — (62,774)
$ (10,497,459) $ (6,484,764) $ — $ (16,982,223)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

See notes to consolidated financial statements.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $234,669,361 are categorized as Level 2 within the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Bermuda — 0.1%
(a)(b)
AREIT LLC, Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.11%
Floor + 2.11%), 7.47%, 02/17/28 . USD 5,720 $ 5,667,204
BPCRE Ltd., Series 2022-FL2, Class A,
(1-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 7.76%, 01/16/37 . 10,398 10,377,723
OHA Credit Funding 11 Ltd., Series
2022-11A, Class E, (3-mo. CME
Term SOFR at 7.25% Floor +
7.25%), 12.65%, 07/19/33 ...... 250 249,779
OHA Credit Funding 13 Ltd., Series
2022-13A, Class E, (3-mo. CME
Term SOFR at 8.55% Floor +
8.55%), 13.97%, 07/20/35 ...... 7,675 7,807,127
Symphony CLO 38 Ltd., Series 2023-
38A, Class C1, (3-mo. CME Term
SOFR at 2.90% Floor + 2.90%),
8.30%, 04/24/36 ............ 2,500 2,508,388
Symphony CLO 40 Ltd., Series 2023-
40A, Class D, (3-mo. CME Term
SOFR at 5.00% Floor + 5.00%),
10.34%, 01/14/34 ........... 3,350 3,349,030
TSTAT Ltd., Series 2022-1A, Class
D1R, (3-mo. CME Term SOFR at
4.75% Floor + 4.75%), 10.11%,
07/20/31
(c)
................ 5,000 5,000,000
34,959,251
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 11,792 8,656,431
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 13,191,524
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,492,512
Series 2020-1A, Class D, 6.87%,
10/20/39 ............... 150 105,232
23,445,699
Cayman Islands — 6.1%
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.66%), 8.08%, 04/20/30 ... USD 500 499,234
Series 2019-4A, Class DR, (3-mo.
CME Term SOFR at 3.65% Floor
+ 3.91%), 9.33%, 04/20/30 ... 3,500 3,454,165
ACAS CLO Ltd.
(a)(b)
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.89% Floor
+ 1.15%), 6.55%, 10/18/28 ... 2,587 2,582,146
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR + 1.86%),
7.26%, 10/18/28 .......... 500 497,055
Series 2015-1A, Class CRR, (3-mo.
CME Term SOFR + 2.46%),
7.86%, 10/18/28 .......... 3,690 3,675,606
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (3-mo. CME Term SOFR at 3.30%
Floor + 3.56%), 8.96%, 01/15/33
(a)(b)
375 367,568
AGL CLO 5 Ltd., Series 2020-5A,
Class A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 7.08%,
07/20/34
(a)(b)
............... 390 389,184
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
AGL CLO 9 Ltd., Series 2020-9A, Class
E, (3-mo. CME Term SOFR at 7.26%
Floor + 7.52%), 12.94%, 01/20/34
(a)
(b)
...................... USD 1,220 $ 1,210,970
AIMCO CLO
(a)(b)
Series 2015-AA, Class X, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.61%, 10/17/34 ... 1,604 1,603,894
Series 2018-BA, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.76%, 01/15/32 ... 2,000 1,998,087
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a)(b)
.. 20,000 15,580,000
Allegro CLO II-S Ltd.
(a)(b)
Series 2014-1RA, Class B, (3-mo.
CME Term SOFR at 2.15% Floor
+ 2.41%), 7.82%, 10/21/28 ... 2,740 2,737,629
Series 2014-1RA, Class C, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.26%), 8.67%, 10/21/28 ... 7,480 7,396,018
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (3-mo. CME Term SOFR
at 1.55% Floor + 1.81%), 7.21%,
01/15/30
(a)(b)
............... 1,630 1,631,314
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.61%,
10/16/30
(a)(b)
............... 3,592 3,587,751
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.39%), 6.79%,
01/17/31
(a)(b)
............... 1,117 1,116,918
Allegro CLO VIII Ltd.
(a)(b)
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.76%, 07/15/31 ... 9,041 9,029,716
Series 2018-2A, Class B1, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.93%), 7.33%, 07/15/31 ... 500 494,559
Allegro CLO XI Ltd., Series 2019-2A,
Class C, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.66%,
01/19/33
(a)(b)
............... 560 560,010
ALM Ltd.
(a)(b)
Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%),
7.51%, 10/15/29 .......... 12,790 12,796,546
Series 2020-1A, Class B, (3-mo.
CME Term SOFR + 2.26%),
7.66%, 10/15/29 .......... 500 499,760
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a)(b)(c)
... 12,160 1
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (3-mo. CME Term SOFR +
1.51%), 6.89%, 11/02/30
(a)(b)
.... 1,202 1,202,004
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (3-mo. CME Term
SOFR + 1.31%), 6.71%, 07/24/29
(a)(b)
828 827,719
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class A, (3-mo.
CME Term SOFR + 1.31%),
6.70%, 01/28/31 .......... 2,226 2,223,435
Series 2014-3RA, Class B, (3-mo.
CME Term SOFR + 1.76%),
7.15%, 01/28/31 .......... 9,800 9,792,263

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 4-R Ltd.,
Series 2014-4RA, Class C, (3-mo.
CME Term SOFR at 1.85% Floor +
2.11%), 7.50%, 01/28/31
(a)(b)
.... USD 1,500 $ 1,490,232
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (3-mo. CME
Term SOFR at 1.05% Floor +
1.31%), 6.71%, 07/15/30
(a)(b)
.... 4,391 4,388,432
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (3-mo.
CME Term SOFR at 1.09% Floor
+ 1.35%), 6.74%, 01/28/31 ... 12,867 12,854,259
Series 2015-7A, Class BR2, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.40%, 01/28/31 ... 8,000 8,008,958
Series 2015-7A, Class D1R2, (3-mo.
CME Term SOFR at 3.50% Floor
+ 3.76%), 9.15%, 01/28/31 ... 8,860 8,674,930
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR + 1.51%),
6.91%, 10/13/30 .......... 1,897 1,897,042
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 1.91%),
7.31%, 10/13/30 .......... 3,680 3,684,440
Series 2013-1A, Class BR, (3-mo.
CME Term SOFR + 2.41%),
7.81%, 10/13/30 .......... 1,160 1,161,420
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR + 3.46%),
8.86%, 10/13/30 .......... 1,583 1,568,710
Series 2018-1RA, Class A1, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 6.65%, 04/13/31 ... 5,753 5,744,212
Anchorage Credit Funding 14 Ltd.,
Series 2021-14A, Class A, 3.00%,
01/21/40
(a)
................ 20,250 17,636,731
Anchorage Credit Funding 3 Ltd.
(a)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 19,188,226
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 7.75%, 01/28/39
(b)
.. 4,045 4,020,581
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(b)
......... 7,500 4,575,000
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a)(b)
............... 10,000 6,788,000
Apidos CLO XII, Series 2013-12A,
Class AR, (3-mo. CME Term SOFR
+ 1.34%), 6.74%, 04/15/31
(a)(b)
... 21,693 21,724,318
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 1.01% Floor + 1.27%),
6.69%, 04/20/31
(a)(b)
.......... 4,380 4,380,476
Apidos CLO XVIII, Series 2018-18A,
Class A1, (3-mo. CME Term SOFR
at 1.14% Floor + 1.40%), 6.81%,
10/22/30
(a)(b)
............... 2,857 2,855,104
Apidos CLO XX, Series 2015-20A,
Class A1RA, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.76%, 07/16/31
(a)(b)
.......... 1,887 1,890,168
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A1R, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.32%), 6.74%, 04/20/31 ... USD 1,722 $ 1,721,330
Series 2015-22A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.63%, 04/20/31 ... 3,250 3,237,641
Series 2015-22A, Class CR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.63%, 04/20/31 ... 800 785,675
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.63%, 10/20/30
(a)(b)
.......... 21,350 21,311,045
Apidos CLO XXVI
(a)(b)
Series 2017-26A, Class A1AR, (3-
mo. CME Term SOFR at 0.90%
Floor + 1.16%), 6.56%, 07/18/29 2,827 2,823,347
Series 2017-26A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.61%, 07/18/29 ... 2,750 2,742,032
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. CME Term SOFR
at 0.93% Floor + 1.19%), 6.59%,
07/17/30
(a)(b)
............... 9,363 9,351,104
Apidos CLO XXVIII, Series 2017-28A,
Class D, (3-mo. CME Term SOFR
at 5.50% Floor + 5.76%), 11.18%,
01/20/31
(a)(b)
............... 270 254,884
Apidos CLO XXXI, Series 2019-31A,
Class BR, (3-mo. CME Term SOFR
at 1.55% Floor + 1.81%), 7.21%,
04/15/31
(a)(b)
............... 250 248,310
Apidos CLO XXXII, Series 2019-32A,
Class D, (3-mo. CME Term SOFR
at 3.50% Floor + 3.76%), 9.18%,
01/20/33
(a)(b)
............... 300 296,743
Apidos CLO XXXVI, Series 2021-36A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.28%,
07/20/34
(a)(b)
............... 1,320 1,313,691
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 11.97%,
10/22/34
(a)(b)
............... 850 852,100
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 7.21%, 05/15/37
(a)(b)
19,738 19,437,357
Ares LI CLO Ltd., Series 2019-51A,
Class ER, (3-mo. CME Term SOFR
at 6.85% Floor + 7.11%), 12.51%,
07/15/34
(a)(b)
............... 300 286,266
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (3-mo. CME Term SOFR
at 1.05% Floor + 1.31%), 6.72%,
04/22/31
(a)(b)
............... 2,000 1,998,683
Ares Loan Funding I Ltd.
(a)(b)
Series 2021-ALFA, Class E, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.96%), 12.36%, 10/15/34 .. 10,850 10,887,165
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 9,581,600

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ares Loan Funding III Ltd., Series
2022-ALF3A, Class E, (3-mo.
CME Term SOFR at 7.58% Floor +
7.58%), 12.96%, 07/25/35
(a)(b)
... USD 800 $ 801,188
Ares LV CLO Ltd., Series 2020-55A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 8.81%,
07/15/34
(a)(b)
............... 750 725,869
Ares XL CLO Ltd., Series 2016-40A,
Class A1RR, (3-mo. CME Term
SOFR at 0.87% Floor + 1.13%),
6.53%, 01/15/29
(a)(b)
.......... 3,464 3,456,463
Ares XLII CLO Ltd., Series 2017-42A,
Class AR, (3-mo. CME Term SOFR
at 0.92% Floor + 1.18%), 6.59%,
01/22/28
(a)(b)
............... 4,369 4,365,544
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (3-mo. CME Term SOFR +
2.31%), 7.71%, 10/15/30
(a)(b)
.... 1,125 1,124,450
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (3-mo. CME Term SOFR
at 0.92% Floor + 1.18%), 6.58%,
04/15/30
(a)(b)
............... 2,137 2,137,101
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (3-mo. CME Term SOFR
+ 1.43%), 6.83%, 10/15/30
(a)(b)
... 1,332 1,334,039
Assurant CLO Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 6.72%,
04/20/31
(a)(b)
............... 1,276 1,274,501
Atrium IX
(a)(b)
Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor +
1.25%), 6.64%, 05/28/30 .... 2,271 2,273,441
Series 9A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 7.15%, 05/28/30 .... 325 324,671
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(b)
.......... 13,300 6,783
Atrium XV, Series 15A, Class D, (3-mo.
CME Term SOFR at 3.00% Floor +
3.26%), 8.67%, 01/23/31
(a)(b)
.... 1,450 1,425,157
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.18%, 07/20/30 ... 1,400 1,396,949
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.26% Floor
+ 1.22%), 6.63%, 04/23/31 ... 12,114 12,103,758
Series 2018-2A, Class A1, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.74%, 07/19/31 ... 4,992 4,986,811
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class B, (3-mo.
CME Term SOFR at 2.56% Floor
+ 2.56%), 7.98%, 01/20/34 ... 250 249,761
Series 2020-14A, Class D, (3-mo.
CME Term SOFR at 7.26% Floor
+ 7.26%), 12.68%, 01/20/34 .. 250 250,001
Ballyrock CLO 25 Ltd., Series 2023-
25A, Class C, (3-mo. CME Term
SOFR at 4.70% Floor + 4.70%),
10.02%, 01/25/36
(a)(b)
......... 1,750 1,749,950
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ballyrock CLO Ltd.
(a)(b)
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.26%),
6.68%, 04/20/31 .......... USD 677 $ 676,499
Series 2018-1A, Class A2, (3-mo.
CME Term SOFR + 1.86%),
7.28%, 04/20/31 .......... 2,300 2,300,482
Series 2019-2A, Class A1AR, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.63%, 11/20/30 ... 354 353,076
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.83%, 10/20/31 .. 1,340 1,314,021
Bardot CLO Ltd., Series 2019-2A,
Class DR, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.67%,
10/22/32
(a)(b)
............... 940 915,998
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 6.67%, 01/20/31 ... 3,157 3,158,126
Series 2015-IA, Class BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 7.08%, 01/20/31 ... 250 249,654
Series 2018-3A, Class A1, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.63%, 07/20/29 ... 1,783 1,783,048
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.91%,
07/15/31
(a)(b)
............... 450 448,776
Battalion CLO VIII Ltd., Series 2015-8A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.21%, 07/18/30
(a)(b)
.......... 11,000 10,923,576
Bean Creek CLO Ltd., Series 2015-1A,
Class AR, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 6.70%,
04/20/31
(a)(b)
............... 1,814 1,812,444
Benefit Street Partners CLO II Ltd.
(a)(b)
Series 2013-IIA, Class A1R2, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 6.53%, 07/15/29 ... 723 723,134
Series 2013-IIA, Class A2R2, (3-mo.
CME Term SOFR at 1.71% Floor
+ 1.71%), 7.11%, 07/15/29 ... 4,000 4,003,574
Series 2013-IIA, Class CR, (3-mo.
CME Term SOFR at 0.26% Floor
+ 3.96%), 9.36%, 07/15/29 ... 2,000 1,964,150
Benefit Street Partners CLO III Ltd.
(a)(b)
Series 2013-IIIA, Class A1R2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.68%, 07/20/29 ... 197 196,931
Series 2013-IIIA, Class A2R2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.33%, 07/20/29 ... 2,850 2,843,029
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A, (3-mo.
CME Term SOFR at 1.09% Floor +
1.35%), 6.77%, 04/20/31
(a)(b)
.... 3,663 3,662,043
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-mo.
CME Term SOFR at 1.10% Floor +
1.36%), 6.78%, 01/20/31
(a)(b)
.... 3,076 3,073,288

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (3-mo.
CME Term SOFR + 2.26%), 7.66%,
10/15/30
(a)(b)
............... USD 1,375 $ 1,374,022
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor +
7.01%), 12.41%, 07/15/34
(a)(b)
... 1,000 994,663
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (3-mo.
CME Term SOFR at 6.81% Floor +
7.07%), 12.45%, 04/25/34
(a)(b)
... 1,250 1,239,664
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 6.73%,
04/30/31
(a)(b)
............... 18,765 18,787,183
Birch Grove CLO 2 Ltd., Series 2021-
2A, Class D1, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%),
8.96%, 10/19/34
(a)(b)
.......... 5,250 5,192,244
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor +
2.01%), 7.40%, 06/15/31 .... 2,000 1,997,571
Series 19A, Class DR, (3-mo. CME
Term SOFR at 3.35% Floor +
3.61%), 9.00%, 06/15/31 .... 4,795 4,777,302
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.85%, 10/22/30 ... 3,204 3,205,817
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR + 1.86%),
7.27%, 10/22/30 .......... 4,000 3,979,738
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.68%, 04/20/31 ... 224 223,630
Series 2016-2A, Class C1R2, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.36%), 8.73%, 08/20/32 ... 250 245,782
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.35%, 07/30/30 ... 273 270,954
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.75%, 08/15/31 ... 1,210 1,208,892
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.34%, 08/15/31 ... 2,750 2,743,132
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 6.74%, 07/15/31
(a)(b)
.... 1,486 1,484,007
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor +
3.41%), 8.79%, 07/25/34
(a)(b)
.... 250 246,113
BlueMountain CLO XXVIII Ltd.
(a)(b)
Series 2021-28A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.92%, 04/15/34 ... 450 448,055
Series 2021-28A, Class D, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.56%, 04/15/34 ... 2,000 1,951,962
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO XXXIII Ltd., Series
2021-33A, Class D, (3-mo. CME
Term SOFR at 3.50% Floor +
3.76%), 9.13%, 11/20/34
(a)(b)
.... USD 1,510 $ 1,490,550
BlueMountain Fuji US CLO I Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor +
1.24%), 6.66%, 07/20/29
(a)(b)
.... 3,705 3,703,449
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
CME Term SOFR + 1.26%), 6.68%,
10/20/30
(a)(b)
............... 3,763 3,761,760
Bristol Park CLO Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.11%, 04/15/29 ... 6,250 6,251,324
Series 2016-1A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.61%, 04/15/29 ... 500 493,285
Burnham Park CLO Ltd.
(a)(b)
Series 2016-1A, Class AR, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 6.83%, 10/20/29 ... 6,948 6,947,033
Series 2016-1A, Class DR, (3-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 8.53%, 10/20/29 ... 500 492,795
Buttermilk Park CLO Ltd., Series
2018-1A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
8.76%, 10/15/31
(a)(b)
.......... 875 852,441
Canyon CLO Ltd., Series 2020-3A,
Class E, (3-mo. CME Term SOFR
at 7.25% Floor + 7.51%), 12.91%,
01/15/34
(a)(b)
............... 1,430 1,391,509
Carbone CLO Ltd., Series 2017-1A,
Class A1, (3-mo. CME Term SOFR +
1.40%), 6.82%, 01/20/31
(a)(b)
.... 3,477 3,480,394
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.66%, 01/15/31 ... 1,591 1,591,607
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.63%, 04/17/31 ... 23,099 23,086,975
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.69%, 05/15/31 ... 3,683 3,680,590
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR + 1.31%),
6.70%, 07/27/31 .......... 32,437 32,445,261
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.66%, 07/20/31 ... 465 464,612
Series 2015-4A, Class A1R, (3-mo.
CME Term SOFR + 1.60%),
7.02%, 07/20/32 .......... 400 400,547
Carlyle US CLO Ltd.
(a)(b)
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.73%, 07/20/31 ... 5,145 5,138,093
Series 2017-3A, Class A1AR, (3-mo.
CME Term SOFR at 0.90% Floor
+ 1.16%), 6.58%, 07/20/29 ... 2,067 2,066,251

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-4A, Class A1, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.84%, 01/15/30 ... USD 2,085 $ 2,087,029
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.28%),
6.70%, 04/20/31 .......... 8,846 8,860,402
Series 2018-4A, Class A2, (3-mo.
CME Term SOFR at 1.80% Floor
+ 2.06%), 7.48%, 01/20/31 ... 550 549,404
Series 2022-3A, Class C1, (3-mo.
CME Term SOFR at 3.17% Floor
+ 3.17%), 8.59%, 07/20/35 ... 850 850,016
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR +
3.15%), 8.55%, 07/16/31
(a)(b)
.... 1,705 1,678,120
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class CR, (3-mo.
CME Term SOFR at 2.26% Floor
+ 2.26%), 7.68%, 04/20/32 ... 700 697,430
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 3.46% Floor
+ 3.46%), 8.88%, 04/20/32 ... 2,000 1,927,732
CarVal CLO III Ltd., Series 2019-2A,
Class E, (3-mo. CME Term SOFR
at 6.70% Floor + 6.70%), 12.12%,
07/20/32
(a)(b)
............... 1,300 1,247,266
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.91%, 10/15/34 ... 500 479,845
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 12.41%, 10/15/34 .. 250 241,597
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR + 1.51%),
6.93%, 07/20/30 .......... 15,477 15,479,994
Series 2017-1A, Class C, (3-mo.
CME Term SOFR + 2.66%),
8.08%, 07/20/30 .......... 750 746,600
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.28%, 07/20/31 ... 1,000 991,544
Series 2019-9A, Class B2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.56%, 02/12/30 ... 4,750 4,713,685
Cedar Funding IX CLO Ltd.
(a)(b)
Series 2018-9A, Class A1, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.66%, 04/20/31 ... 28,919 28,894,068
Series 2018-9A, Class D, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.86%), 8.28%, 04/20/31 ... 250 240,837
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (3-mo. CME
Term SOFR + 1.36%), 6.76%,
07/17/31
(a)(b)
............... 5,450 5,446,227
Cedar Funding VII CLO Ltd.
(a)(b)
Series 2018-7A, Class A1, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.68%, 01/20/31 ... 3,300 3,297,244
Series 2018-7A, Class A2, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.81%, 01/20/31 ... 250 246,936
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-7A, Class E, (3-mo.
CME Term SOFR at 4.55% Floor
+ 4.81%), 10.23%, 01/20/31 .. USD 2,963 $ 2,695,242
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 426,307
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 7.00%, 05/29/32
(a)(b)
.... 1,000 984,634
Cedar Funding XIV CLO Ltd.
(a)(b)
Series 2021-14A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.26%, 07/15/33 ... 4,000 3,962,985
Series 2021-14A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.91%, 07/15/33 ... 13,750 13,479,519
Series 2021-14A, Class E, (3-mo.
CME Term SOFR at 6.34% Floor
+ 6.60%), 12.00%, 07/15/33 .. 4,225 3,981,173
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 15,290 7,343,787
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.71%, 04/27/31
(a)(b)
.... 5,059 5,052,348
CIFC Funding 2017-I Ltd., Series
2017-1A, Class E, (3-mo. CME Term
SOFR + 6.61%), 12.02%, 04/23/29
(a)
(b)
...................... 2,000 2,003,507
CIFC Funding 2019-III Ltd., Series
2019-3A, Class DR, (3-mo. CME
Term SOFR at 6.80% Floor +
7.06%), 12.46%, 10/16/34
(a)(b)
... 2,275 2,277,993
CIFC Funding 2022-VII Ltd., Series
2022-7A, Class E, (3-mo. CME Term
SOFR at 8.94% Floor + 8.94%),
14.35%, 10/22/35
(a)(b)
......... 1,200 1,227,732
CIFC Funding Ltd.
(a)(b)
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 2.01%),
7.41%, 07/16/30 .......... 1,250 1,252,380
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR + 3.81%),
9.21%, 07/16/30 .......... 500 497,735
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.66%, 10/18/30 ... 21,523 21,505,602
Series 2013-3RA, Class A1, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.64%, 04/24/31 ... 11,859 11,854,942
Series 2013-3RA, Class B, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 7.51%, 04/24/31 ... 650 644,254
Series 2013-3RA, Class C, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.56%, 04/24/31 ... 1,050 1,042,462
Series 2013-4A, Class DRR, (3-mo.
CME Term SOFR at 2.80% Floor
+ 3.06%), 8.45%, 04/27/31 ... 250 245,110
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR + 1.36%),
6.76%, 01/18/31 .......... 597 596,390
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.71%, 04/24/30 ... 10,192 10,191,594

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-2RA, Class B1, (3-mo.
CME Term SOFR at 2.80% Floor
+ 3.06%), 8.46%, 04/24/30 ... USD 650 $ 644,637
Series 2014-3A, Class A1R2, (3-mo.
CME Term SOFR + 1.46%),
6.87%, 10/22/31 .......... 840 839,967
Series 2014-5A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.46%), 6.86%, 10/17/31 ... 1,000 1,001,580
Series 2015-1A, Class ARR, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.78%, 01/22/31 ... 28,331 28,377,338
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.12%, 01/22/31 ... 400 398,394
Series 2015-3A, Class AR, (3-mo.
CME Term SOFR at 0.87% Floor
+ 1.13%), 6.53%, 04/19/29 ... 5,290 5,280,756
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.81%, 04/19/29 ... 8,750 8,650,116
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 1.01% Floor
+ 1.27%), 6.68%, 04/23/29 ... 6,199 6,198,617
Series 2017-1A, Class B, (3-mo.
CME Term SOFR + 1.96%),
7.37%, 04/23/29 .......... 2,870 2,870,599
Series 2017-1A, Class C, (3-mo.
CME Term SOFR + 2.71%),
8.12%, 04/23/29 .......... 9,770 9,823,628
Series 2017-2A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.63%, 04/20/30 ... 8,964 8,952,850
Series 2017-3A, Class A1, (3-mo.
CME Term SOFR + 1.48%),
6.90%, 07/20/30 .......... 9,130 9,132,216
Series 2017-4A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.61%, 10/24/30 ... 16,664 16,638,253
Series 2017-5A, Class A1, (3-mo.
CME Term SOFR + 1.44%),
6.84%, 11/16/30 .......... 16,226 16,239,657
Series 2017-5A, Class C, (3-mo.
CME Term SOFR + 3.11%),
8.51%, 11/16/30 .......... 800 776,949
Series 2018-1A, Class A, (3-mo.
CME Term SOFR + 1.26%),
6.66%, 04/18/31 .......... 245 245,579
Series 2018-2A, Class A1, (3-mo.
CME Term SOFR + 1.30%),
6.72%, 04/20/31 .......... 6,892 6,901,980
Series 2018-4A, Class A1, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.81%, 10/17/31 ... 23,000 23,018,223
Series 2021-4A, Class B, (3-mo.
CME Term SOFR at 1.58% Floor
+ 1.84%), 7.24%, 07/15/33 ... 500 497,715
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo.
CME Term SOFR + 1.46%),
6.88%, 10/20/30 .......... 1,520 1,519,867
Series 2015-1A, Class DR, (3-mo.
CME Term SOFR + 3.21%),
8.63%, 10/20/30 .......... 2,900 2,898,688
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.85%,
07/20/34
(a)(b)
............... USD 250 $ 248,870
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR at 3.75% Floor + 4.01%),
9.41%, 07/14/34
(a)(b)
.......... 1,000 968,392
Deer Creek CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR + 1.44%),
6.86%, 10/20/30 .......... 2,081 2,080,994
Series 2017-1A, Class B, (3-mo.
CME Term SOFR + 1.91%),
7.33%, 10/20/30 .......... 1,750 1,731,928
Series 2017-1A, Class D, (3-mo.
CME Term SOFR + 3.21%),
8.63%, 10/20/30 .......... 900 888,242
Series 2017-1A, Class E, (3-mo.
CME Term SOFR + 6.61%),
12.03%, 10/20/30 ......... 1,500 1,472,727
Dryden 106 CLO Ltd., Series 2022-
106A, Class E, (3-mo. CME Term
SOFR at 8.87% Floor + 8.87%),
14.26%, 10/15/35
(a)(b)
......... 500 501,657
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. CME
Term SOFR at 0.82% Floor +
1.08%), 6.46%, 11/15/28
(a)(b)
.... 13,796 13,762,142
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.68%, 04/15/29
(a)(b)
.... 8,925 8,910,622
Dryden 37 Senior Loan Fund, Series
2015-37A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.76%, 01/15/31
(a)(b)
.... 1,415 1,418,793
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 6.63%, 04/15/31
(a)(b)
.... 4,698 4,691,156
Dryden 45 Senior Loan Fund, Series
2016-45A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor +
2.46%), 7.86%, 10/15/30
(a)(b)
.... 375 375,333
Dryden 49 Senior Loan Fund
(a)(b)
Series 2017-49A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.61%, 07/18/30 ... 674 674,381
Series 2017-49A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.26%, 07/18/30 ... 1,000 996,926
Dryden 50 Senior Loan Fund, Series
2017-50A, Class B, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 7.31%, 07/15/30
(a)(b)
.... 250 249,705
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR +
1.28%), 6.68%, 04/15/31
(a)(b)
.... 701 699,794
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.26%,
07/18/30
(a)(b)
............... 700 697,430

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 6.63%,
05/20/34
(a)(b)
............... USD 156 $ 156,089
Dryden 78 CLO Ltd., Series 2020-78A,
Class D, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.66%,
04/17/33
(a)(b)
............... 250 245,631
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR, (3-mo.
CME Term SOFR at 0.90% Floor +
1.16%), 6.56%, 04/15/29
(a)(b)
.... 2,656 2,653,041
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.85%, 08/15/30
(a)(b)
21,041 21,067,143
Elevation CLO Ltd., Series 2014-2A,
Class A1R, (3-mo. CME Term SOFR
+ 1.49%), 6.89%, 10/15/29
(a)(b)
... 81 80,677
Elmwood CLO 14 Ltd., Series 2022-1A,
Class E, (3-mo. CME Term SOFR
at 6.35% Floor + 6.35%), 11.77%,
04/20/35
(a)(b)
............... 1,000 986,339
Elmwood CLO 22 Ltd., Series 2023-1A,
Class E, (3-mo. CME Term SOFR
at 7.65% Floor + 7.65%), 13.05%,
04/17/36
(a)(b)
............... 2,000 2,001,046
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.13%, 10/20/33 ... 2,000 2,003,699
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 4.40% Floor
+ 4.66%), 10.08%, 10/20/33 .. 6,750 6,678,841
Series 2019-1A, Class ER, (3-mo.
CME Term SOFR at 7.71% Floor
+ 7.97%), 13.39%, 10/20/33 .. 2,625 2,661,323
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class DR, (3-mo.
CME Term SOFR at 3.26% Floor
+ 3.26%), 8.68%, 04/20/34 ... 750 746,013
Series 2019-2A, Class ER, (3-mo.
CME Term SOFR at 7.06% Floor
+ 7.06%), 12.48%, 04/20/34 .. 14,750 14,677,607
Series 2019-2A, Class FR, (3-mo.
CME Term SOFR at 8.26% Floor
+ 8.26%), 13.68%, 04/20/34 .. 7,500 6,764,500
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 3,225,600
Elmwood CLO III Ltd., Series 2019-3A,
Class ER, (3-mo. CME Term SOFR
at 6.50% Floor + 6.76%), 12.18%,
10/20/34
(a)(b)
............... 500 498,418
Elmwood CLO IV Ltd., Series 2020-1A,
Class E, (3-mo. CME Term SOFR
at 6.60% Floor + 6.86%), 12.26%,
04/15/33
(a)(b)
............... 4,300 4,320,606
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (3-mo. CME Term SOFR
at 6.10% Floor + 6.36%), 11.78%,
10/20/34
(a)(b)
............... 5,350 5,281,302
Elmwood CLO VIII Ltd.
(a)(b)
Series 2021-1A, Class E1, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.26%), 11.68%, 01/20/34 .. 750 735,501
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-1A, Class F1, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.26%), 13.68%, 01/20/34 .. USD 1,500 $ 1,428,640
Series 2021-1A, Class F2, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.26%), 13.68%, 01/20/34 .. 1,500 1,415,404
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 6.72%, 10/20/34 ... 1,000 999,380
Series 2021-3A, Class E, (3-mo.
CME Term SOFR at 5.85% Floor
+ 6.11%), 11.53%, 10/20/34 .. 3,000 2,929,018
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.61%,
04/17/31
(a)(b)
............... 1,280 1,278,584
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.65%,
11/16/34
(a)(b)
............... 800 783,706
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 6.72%, 11/16/36
(a)(b)
2,300 2,268,526
Galaxy 31 CLO Ltd., Series 2023-31A,
Class E, (3-mo. CME Term SOFR
at 8.43% Floor + 8.43%), 13.82%,
04/15/36
(a)(b)
............... 650 652,358
Galaxy XIX CLO Ltd., Series 2015-19A,
Class A1RR, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.61%, 07/24/30
(a)(b)
.......... 2,314 2,310,298
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 6.63%,
10/15/30
(a)(b)
............... 4,437 4,430,074
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.76%, 07/15/31
(a)(b)
.......... 2,725 2,725,933
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%),
6.86%, 04/16/34
(a)(b)
.......... 850 850,263
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (3-mo. CME Term
SOFR at 0.87% Floor + 1.13%),
6.53%, 04/24/29
(a)(b)
.......... 8,850 8,833,721
Galaxy XXIV CLO Ltd., Series 2017-
24A, Class A, (3-mo. CME Term
SOFR + 1.38%), 6.78%, 01/15/31
(a)(b)
6,115 6,110,550
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class A, (3-mo. CME Term
SOFR at 1.46% Floor + 1.46%),
6.83%, 11/22/31
(a)(b)
.......... 900 900,088
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. CME Term
SOFR at 0.26% Floor + 1.28%),
6.67%, 05/16/31
(a)(b)
.......... 18,708 18,681,623
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 1.07% Floor + 1.56%),
6.96%, 07/15/31
(a)(b)
.......... 535 534,938

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Generate CLO 2 Ltd., Series 2A, Class
AR, (3-mo. CME Term SOFR at
1.15% Floor + 1.41%), 6.82%,
01/22/31
(a)(b)
............... USD 17,025 $ 17,027,137
Generate CLO 4 Ltd.
(a)(b)
Series 2016-2A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 12.43%, 04/20/32 .. 250 249,834
Series 4A, Class A1R, (3-mo. CME
Term SOFR at 1.09% Floor +
1.35%), 6.77%, 04/20/32 .... 963 961,964
Series 4A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor +
1.81%), 7.23%, 04/20/32 .... 2,750 2,729,757
Series 4A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor +
3.41%), 8.83%, 04/20/32 .... 1,500 1,464,282
Generate CLO 5 Ltd., Series 5A,
Class B, (3-mo. CME Term SOFR +
2.01%), 7.42%, 10/22/31
(a)(b)
.... 1,750 1,728,614
Generate CLO 7 Ltd., Series 7A, Class
C, (3-mo. CME Term SOFR at 2.75%
Floor + 3.01%), 8.42%, 01/22/33
(a)(b)
500 499,274
Generate CLO 8 Ltd., Series 8A, Class
ER, (3-mo. CME Term SOFR at
6.95% Floor + 7.21%), 12.63%,
10/20/34
(a)(b)
............... 4,250 4,220,903
Gilbert Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR + 1.45%),
6.85%, 10/15/30 .......... 3,271 3,274,540
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.61%, 10/15/30 ... 7,160 7,134,895
Series 2017-1A, Class D, (3-mo.
CME Term SOFR + 3.21%),
8.61%, 10/15/30 .......... 6,973 6,806,535
GoldenTree Loan Management US
CLO 3 Ltd., Series 2018-3A, Class
D, (3-mo. CME Term SOFR +
3.11%), 8.53%, 04/20/30
(a)(b)
.... 750 738,770
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
BR, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 7.23%,
10/20/32
(a)(b)
............... 2,040 2,039,615
GoldenTree Loan Opportunities IX
Ltd.
(a)(b)
Series 2014-9A, Class AR2, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.76%, 10/29/29 ... 3,845 3,844,465
Series 2014-9A, Class BR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.25%, 10/29/29 ... 3,500 3,498,250
GoldenTree Loan Opportunities XI Ltd.,
Series 2015-11A, Class AR2, (3-mo.
CME Term SOFR at 1.07% Floor +
1.33%), 6.73%, 01/18/31
(a)(b)
.... 4,659 4,660,030
GoldentTree Loan Management US
CLO 1 Ltd., Series 2021-11A, Class
E, (3-mo. CME Term SOFR at 5.35%
Floor + 5.61%), 11.03%, 10/20/34
(a)(b)
5,765 5,388,408
Golub Capital Partners CLO 46M Ltd.,
Series 2019-46A, Class B, (3-mo.
CME Term SOFR at 2.65% Floor +
2.91%), 8.33%, 04/20/32
(a)(b)
.... 2,000 1,990,613
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (3-mo.
CME Term SOFR at 6.56% Floor +
6.82%), 12.24%, 07/20/34
(a)(b)
... USD 2,690 $ 2,683,571
Gracie Point International Funding
(a)(b)
Series 2022-2A, Class A, (SOFR 30
day Average + 2.75%), 8.08%,
07/01/24 ............... 10,602 10,636,491
Series 2022-2A, Class B, (SOFR 30
day Average + 3.35%), 8.68%,
07/01/24 ............... 8,470 8,511,838
Series 2022-3A, Class A, (SOFR 30
day Average at 3.25% Floor +
3.25%), 8.58%, 11/01/24 ..... 6,339 6,350,014
Series 2023-1A, Class D, (SOFR90A
+ 4.50%), 9.85%, 09/01/26 ... 1,512 1,508,248
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 6.50%, 07/15/39
(a)(b)
.... 3,230 3,164,241
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. CME Term
SOFR + 2.36%), 7.75%, 07/28/31
(a)(b)
500 501,274
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (3-mo.
CME Term SOFR + 1.51%),
6.91%, 07/18/31 .......... 930 924,301
Series 3A-2014, Class A1R, (3-mo.
CME Term SOFR + 1.44%),
6.84%, 07/18/29 .......... 521 520,573
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 6.67%, 05/06/30 ... 19,152 19,170,428
Series 6A-2015, Class A1R, (3-mo.
CME Term SOFR + 1.26%),
6.65%, 02/05/31 .......... 8,889 8,873,213
Ivy Hill Middle Market Credit Fund XXI
Ltd., Series 21A, Class A, (3-mo.
CME Term SOFR at 2.45% Floor +
2.45%), 7.87%, 07/18/35
(a)(b)
.... 5,000 5,006,827
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR + 1.96%),
7.35%, 09/15/29
(a)(b)
.......... 3,000 3,000,238
KKR CLO 13 Ltd., Series 13, Class
A1R, (3-mo. CME Term SOFR
at 0.80% Floor + 1.06%), 6.46%,
01/16/28
(a)(b)
............... 136 135,514
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 8.18%, 01/20/31
(a)(b)
400 364,227
LCM XIII LP, Series 13A, Class AR3,
(3-mo. CME Term SOFR at 0.87%
Floor + 1.13%), 6.53%, 07/19/27
(a)(b)
695 694,723
LCM XIV LP, Series 14A, Class AR,
(3-mo. CME Term SOFR + 1.30%),
6.72%, 07/20/31
(a)(b)
.......... 656 656,355
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. CME Term SOFR + 1.28%),
6.70%, 04/20/31
(a)(b)
.......... 8,640 8,632,647
LCM XXIV Ltd., Series 24A, Class AR,
(3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 6.66%, 03/20/30
(a)(b)
639 638,918

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
6.89%, 01/17/37
(a)(b)
.......... USD 6,215 $ 6,072,884
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,561 2,810,795
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 8,435 6,562,551
Madison Park Funding LIV Ltd., Series
2022-54A, Class E1, (3-mo. CME
Term SOFR at 8.95% Floor +
8.95%), 14.36%, 10/21/34
(a)(b)
... 250 253,578
Madison Park Funding LXIII Ltd.,
Series 2023-63A, Class E, (3-mo.
CME Term SOFR at 8.57% Floor +
8.57%), 13.98%, 04/21/35
(a)(b)
... 2,250 2,257,401
Madison Park Funding XI Ltd., Series
2013-11A, Class AR2, (3-mo.
CME Term SOFR at 0.90% Floor +
1.16%), 6.57%, 07/23/29
(a)(b)
.... 7,224 7,219,172
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.61%, 04/19/30 ... 7,433 7,430,388
Series 2014-13A, Class BR2, (3-mo.
CME Term SOFR + 1.76%),
7.16%, 04/19/30 .......... 5,000 4,992,528
Madison Park Funding XIV Ltd., Series
2014-14A, Class DRR, (3-mo.
CME Term SOFR at 2.95% Floor +
3.21%), 8.62%, 10/22/30
(a)(b)
.... 1,000 987,060
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2, (3-
mo. CME Term SOFR at 0.92%
Floor + 1.18%), 6.59%, 01/22/28 8,827 8,816,163
Series 2015-19A, Class A2R2, (3-
mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.17%, 01/22/28 5,000 5,000,000
Madison Park Funding XLII Ltd., Series
13A, Class A1, (3-mo. CME Term
SOFR + 1.44%), 6.85%, 11/21/30
(a)(b)
5,797 5,791,385
Madison Park Funding XLII, Ltd., Series
13A, Class A2, (3-mo. CME Term
SOFR + 1.51%), 6.92%, 11/21/30
(a)(b)
1,000 989,411
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(b)
............... 2,000 1,500,600
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class E, (3-mo.
CME Term SOFR at 6.51% Floor +
6.51%), 11.91%, 04/19/33
(a)(b)
.... 500 495,018
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.67%, 07/21/30
(a)(b)
.... 5,984 5,982,399
Madison Park Funding XVIII Ltd.
(a)(b)
Series 2015-18A, Class ARR, (3-mo.
CME Term SOFR at 0.94% Floor
+ 1.20%), 6.61%, 10/21/30 ... 51,397 51,417,360
Series 2015-18A, Class DR, (3-mo.
CME Term SOFR + 3.21%),
8.62%, 10/21/30 .......... 2,750 2,641,218
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.62%, 07/27/31 ... USD 19,892 $ 19,882,492
Series 2017-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.65%, 07/27/31 ... 3,000 2,996,847
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR, (3-mo.
CME Term SOFR + 2.01%), 7.43%,
10/20/29
(a)(b)
............... 7,250 7,253,703
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class E, (3-mo.
CME Term SOFR at 5.70% Floor +
5.96%), 11.36%, 10/18/30
(a)(b)
.... 1,750 1,683,189
Madison Park Funding XXV Ltd.
(a)(b)
Series 2017-25A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.61%, 04/25/29 ... 8,374 8,369,027
Series 2017-25A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.29%, 04/25/29 ... 6,500 6,506,521
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
CME Term SOFR + 1.46%), 6.85%,
07/29/30
(a)(b)
............... 4,224 4,223,679
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class A1A, (3-mo.
CME Term SOFR at 0.26% Floor
+ 1.29%), 6.71%, 04/20/30 ... 1,874 1,873,272
Series 2018-27A, Class C, (3-mo.
CME Term SOFR at 0.26% Floor
+ 2.86%), 8.28%, 04/20/30 ... 2,125 2,079,204
Madison Park Funding XXX Ltd.
(b)
Series 2018-30A, Class A, (3-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 6.41%, 04/15/29
(a)
.. 24,002 23,979,979
Series 2018-30A, Class E, (3-mo.
CME Term SOFR at 5.21% Floor
+ 5.21%), 10.61%, 04/15/29
(a)
. 2,050 1,964,525
Series 2018-30X, Class E, (3-mo.
CME Term SOFR at 5.21% Floor
+ 5.21%), 10.61%, 04/15/29
(d)
. 1,000 958,305
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class D, (3-mo.
CME Term SOFR at 3.00% Floor +
3.26%), 8.67%, 01/23/31
(a)(b)
.... 5,500 5,413,271
Madison Park Funding XXXIV Ltd.
(a)(b)
Series 2019-34A, Class AR, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.76%, 04/25/32 ... 250 250,155
Series 2019-34A, Class DR, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.99%, 04/25/32 ... 250 249,430
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class C, (3-mo.
CME Term SOFR at 2.16% Floor +
2.16%), 7.56%, 07/17/34
(a)(b)
.... 250 247,534
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. CME
Term SOFR at 3.65% Floor +
3.91%), 9.32%, 01/22/35
(a)(b)
.... 500 499,197
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 6.66%, 07/23/29 ... 101 101,001

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-3A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.17%, 07/23/29 ... USD 5,250 $ 5,239,500
Series 2016-3A, Class CR2, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.72%, 07/23/29 ... 23,000 22,988,824
Series 2016-3A, Class DR2, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.57%, 07/23/29 ... 3,750 3,726,288
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL7, Class
A, (1-mo. CME Term SOFR at 1.08%
Floor + 1.19%), 6.55%, 10/16/36
(a)(b)
1,902 1,867,416
MidOcean Credit CLO XI Ltd., Series
2022-11A, Class BR, (3-mo. CME
Term SOFR at 2.65% Floor +
2.65%), 8.02%, 10/18/33
(a)(b)
.... 2,000 2,001,925
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at
1.07% Floor + 1.33%), 6.75%,
10/20/30
(a)(b)
............... 224 224,274
Myers Park CLO Ltd.
(a)(b)
Series 2018-1A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.28%, 10/20/30 ... 250 249,380
Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.73%, 10/20/30 ... 1,000 1,000,111
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 6.68%, 01/28/30
(a)(b)
.... 1,963 1,963,654
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
CME Term SOFR at 0.92% Floor +
1.18%), 6.58%, 10/15/29
(a)(b)
.... 15,167 15,154,436
Neuberger Berman CLO XVII Ltd.
(a)(b)
Series 2014-17A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor
+ 1.29%), 6.70%, 04/22/29 ... 10,675 10,671,104
Series 2014-17A, Class CR2, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.67%, 04/22/29 ... 5,350 5,344,333
Series 2014-17A, Class DR2A, (3-
mo. CME Term SOFR at 2.80%
Floor + 3.06%), 8.47%, 04/22/29 1,500 1,464,061
Neuberger Berman CLO XX Ltd.
(a)(b)
Series 2015-20A, Class ARR, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.42%), 6.82%, 07/15/34 ... 439 438,126
Series 2015-20A, Class BRR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.31%, 07/15/34 ... 500 497,911
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.31%, 10/17/30 ... 400 399,647
Series 2016-22A, Class CR, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.46%), 7.86%, 10/17/30 ... 250 249,384
Neuberger Berman Loan Advisers CLO
25 Ltd., Series 2017-25A, Class DR,
(3-mo. CME Term SOFR at 2.85%
Floor + 3.11%), 8.51%, 10/18/29
(a)(b)
1,040 1,013,397
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. CME Term SOFR at 0.92%
Floor + 1.18%), 6.58%, 10/18/30
(a)(b)
USD 4,713 $ 4,704,580
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(3-mo. CME Term SOFR at 6.10%
Floor + 6.36%), 11.76%, 01/20/32
(a)(b)
825 803,068
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(3-mo. CME Term SOFR at 2.60%
Floor + 2.86%), 8.26%, 01/19/33
(a)(b)
500 504,404
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class ER,
(3-mo. CME Term SOFR at 5.75%
Floor + 6.01%), 11.43%, 07/20/31
(a)(b)
250 245,566
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(3-mo. CME Term SOFR at 7.20%
Floor + 7.46%), 12.88%, 01/20/32
(a)
(b)
...................... 250 248,891
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class B,
(3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.33%, 01/20/36
(a)(b)
750 746,564
OCP CLO Ltd.
(a)
Series 2013-4A, Class A2RR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.11%, 04/24/29
(b)
.. 5,250 5,236,278
Series 2013-4A, Class BRR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.56%, 04/24/29
(b)
.. 19,500 19,490,634
Series 2013-4A, Class CRR, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.26%), 8.66%, 04/24/29
(b)
.. 12,300 12,193,933
Series 2013-4A, Class DR, (3-mo.
CME Term SOFR at 6.77% Floor
+ 7.03%), 12.43%, 04/24/29
(b)
. 2,763 2,764,581
Series 2014-5A, Class A1R, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.72%, 04/26/31
(b)
.. 2,736 2,735,042
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.54%, 04/26/31
(b)
.. 1,430 1,323,242
Series 2014-6A, Class A1R, (3-mo.
CME Term SOFR + 1.52%),
6.92%, 10/17/30
(b)
......... 1,383 1,383,855
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR + 1.38%),
6.80%, 07/20/29
(b)
......... 629 629,359
Series 2014-7A, Class A2RR, (3-mo.
CME Term SOFR + 1.91%),
7.33%, 07/20/29
(b)
......... 1,600 1,600,971
Series 2014-7A, Class B1RR, (3-mo.
CME Term SOFR + 2.51%),
7.93%, 07/20/29
(b)
......... 500 499,628
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,489,095
Series 2017-13A, Class A1AR,
(3-mo. CME Term SOFR at
0.96% Floor + 1.22%), 6.62%,
07/15/30
(b)
.............. 16,987 16,970,878
Series 2017-14A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.78%, 11/20/30
(b)
.. 2,844 2,846,367

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-14A, Class B, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.58%, 11/20/30
(b)
.. USD 1,200 $ 1,199,397
Series 2019-16A, Class AR, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 6.67%, 04/10/33
(b)
.. 500 498,974
Series 2019-16A, Class DR, (3-mo.
CME Term SOFR at 3.41% Floor
+ 3.41%), 8.82%, 04/10/33
(b)
.. 2,200 2,121,043
Series 2019-17A, Class ER, (3-mo.
CME Term SOFR at 6.76% Floor
+ 6.76%), 12.18%, 07/20/32
(b)
. 1,500 1,460,214
Series 2020-18A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 6.77%, 07/20/32
(b)
.. 1,000 999,328
Series 2020-18A, Class DR, (3-mo.
CME Term SOFR at 3.46% Floor
+ 3.46%), 8.88%, 07/20/32
(b)
.. 2,750 2,660,835
Series 2020-20A, Class D1, (3-mo.
CME Term SOFR at 4.21% Floor
+ 4.21%), 9.62%, 10/09/33
(b)
.. 2,500 2,499,203
Series 2020-20A, Class E, (3-mo.
CME Term SOFR at 7.92% Floor
+ 7.92%), 13.33%, 10/09/33
(b)
. 1,500 1,483,868
Series 2022-25A, Class E1, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 11.57%, 07/20/35
(b)
. 2,250 2,189,673
Series 2022-25A, Class E2, (3-mo.
CME Term SOFR at 7.85% Floor
+ 7.85%), 13.27%, 07/20/35
(b)
. 4,950 4,889,152
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A, Class A1A, (3-mo.
CME Term SOFR + 1.22%), 6.62%,
04/16/31
(a)(b)
............... 8,511 8,507,068
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR + 1.26%), 6.68%,
03/17/30
(a)(b)
............... 1,981 1,981,496
Octagon Investment Partners 31 Ltd.,
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 1.05% Floor +
1.31%), 6.73%, 07/20/30
(a)(b)
.... 4,033 4,028,338
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.61%, 07/15/29
(a)(b)
.... 3,677 3,677,120
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.26% Floor +
1.45%), 6.87%, 01/20/31
(a)(b)
.... 2,471 2,473,770
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.74%, 01/20/31
(a)(b)
.... 2,764 2,764,193
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.63%, 04/15/31
(a)(b)
.... 54,763 54,710,548
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (3-mo.
CME Term SOFR + 1.84%), 7.22%,
07/25/30
(a)(b)
............... 1,000 996,524
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.61%, 07/15/29
(a)(b)
.... 4,112 4,106,608
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners XV Ltd.
(a)
(b)
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.63%, 07/19/30 ... USD 12,262 $ 12,246,983
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 1.61%),
7.01%, 07/19/30 .......... 1,000 998,860
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.68%, 07/17/30
(a)(b)
.... 2,975 2,972,126
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor +
1.96%), 7.33%, 11/18/31
(a)(b)
.... 250 249,376
OHA Credit Funding 2 Ltd., Series
2019-2A, Class ER, (3-mo. CME
Term SOFR at 6.36% Floor +
6.62%), 12.03%, 04/21/34
(a)(b)
... 2,100 2,100,102
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 7.33%, 07/02/35
(a)(b)
.... 250 250,028
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 6.82%, 10/22/36
(a)(b)
.... 500 500,697
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (3-mo. CME
Term SOFR at 1.14% Floor +
1.40%), 6.82%, 07/20/34
(a)(b)
.... 1,000 1,000,397
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR, (3-mo.
CME Term SOFR at 2.15% Floor
+ 2.41%), 7.83%, 01/20/32 ... 300 300,529
Series 2015-11A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.63%, 01/20/32 ... 1,000 986,032
OHA Credit Partners XIII Ltd., Series
2016-13A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor +
1.96%), 7.37%, 10/25/34
(a)(b)
.... 750 751,130
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (3-mo. CME Term
SOFR + 1.30%), 6.68%, 05/23/31
(a)(b)
14,234 14,235,899
OSD CLO Ltd.
(a)(b)
Series 2021-23A, Class E, (3-mo.
CME Term SOFR at 6.26% Floor
+ 6.26%), 11.66%, 04/17/31 .. 500 481,680
Series 2023-27A, Class E, (3-mo.
CME Term SOFR at 8.25% Floor
+ 8.25%), 13.64%, 04/16/35 .. 3,500 3,522,833
OZLM Funding IV Ltd.
(a)(b)
Series 2013-4A, Class A1R, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.51%), 6.92%, 10/22/30 ... 579 578,791
Series 2013-4A, Class A2R, (3-mo.
CME Term SOFR + 1.96%),
7.37%, 10/22/30 .......... 960 958,589
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a)(b)
...... 3,200 136,848
OZLM VII Ltd., Series 2014-7RA, Class
A1R, (3-mo. CME Term SOFR
at 1.01% Floor + 1.27%), 6.67%,
07/17/29
(a)(b)
............... 19,163 19,175,350

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OZLM VIII Ltd.
(a)(b)
Series 2014-8A, Class A2R3, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.31%, 10/17/29 ... USD 3,815 $ 3,780,244
Series 2014-8A, Class CRR, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 8.81%, 10/17/29 ... 1,835 1,831,059
OZLM XX Ltd., Series 2018-20A,
Class A2, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.33%,
04/20/31
(a)(b)
............... 250 247,204
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A2R3, (3-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 7.16%, 10/17/31 ... 1,250 1,246,655
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.79%, 01/17/31 ... 1,506 1,506,746
Series 2015-2A, Class CR2, (3-mo.
CME Term SOFR at 2.75% Floor
+ 3.01%), 8.43%, 07/20/30 ... 500 496,921
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 6.69%, 04/18/31 ... 4,884 4,888,837
Series 2018-2A, Class D, (3-mo.
CME Term SOFR + 5.86%),
11.26%, 07/16/31 ......... 750 734,751
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.61% Floor
+ 6.61%), 12.01%, 07/15/34 .. 250 248,981
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 6.81%, 01/15/35 ... 250 250,189
Series 2023-4A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 6.75%), 12.16%, 10/20/33 .. 2,700 2,710,115
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2018-5A, Class SUB, 0.00%,
01/20/27 ............... 4,750 —
Series 2020-4A, Class A1, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 6.64%, 11/25/28 ... 210 209,957
Series 2020-4A, Class B, (3-mo.
CME Term SOFR at 2.56% Floor
+ 2.56%), 7.94%, 11/25/28 ... 7,500 7,500,868
Series 2020-4A, Class C, (3-mo.
CME Term SOFR at 3.86% Floor
+ 3.86%), 9.24%, 11/25/28 ... 3,000 2,996,391
Series 2020-4A, Class D, (3-mo.
CME Term SOFR at 7.31% Floor
+ 7.31%), 12.69%, 11/25/28 .. 2,500 2,497,385
Series 2020-4A, Class E, (3-mo.
CME Term SOFR at 8.83% Floor
+ 8.83%), 14.21%, 11/25/28 .. 1,000 979,567
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 6.58%, 04/20/29 ... 4,944 4,937,732
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 6.26% Floor
+ 6.26%), 11.68%, 04/20/29 .. 3,000 3,005,233
Series 2021-2A, Class A2, (3-mo.
CME Term SOFR at 1.51% Floor
+ 1.51%), 6.88%, 05/20/29 ... 11,750 11,675,181
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.63%, 05/20/29 .. 500 485,533
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.48%, 07/20/29 ... USD 12,764 $ 12,741,288
Series 2021-3A, Class C, (3-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 8.18%, 07/20/29 ... 5,250 5,171,809
Series 2021-3A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.68%, 07/20/29 .. 4,875 4,765,003
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.46%, 10/15/29 ... 2,146 2,141,104
Series 2021-4A, Class B, (3-mo.
CME Term SOFR at 2.01% Floor
+ 2.01%), 7.41%, 10/15/29 ... 500 495,154
Series 2021-4A, Class C, (3-mo.
CME Term SOFR at 2.86% Floor
+ 2.86%), 8.26%, 10/15/29 ... 2,000 2,002,310
Series 2021-4A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.66%, 10/15/29 .. 10,000 9,652,366
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 7.29%, 10/15/30 ... 25,000 24,933,132
Series 2022-2A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 7.59%, 10/15/30 ... 10,500 10,460,883
Series 2022-2A, Class C, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 8.49%, 10/15/30 ... 6,000 5,949,887
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.20%), 11.59%, 10/15/30 .. 11,750 11,668,201
Series 2023-2A, Class C, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 9.70%, 01/25/32 ... 5,325 5,324,085
Park Avenue Institutional Advisers CLO
Ltd., Series 2019-1A, Class A1,
(3-mo. CME Term SOFR at 1.48%
Floor + 1.74%), 7.12%, 05/15/32
(a)(b)
500 501,574
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.84%,
07/24/31
(a)(b)
............... 2,250 2,251,013
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.91%,
07/15/34
(a)(b)
............... 375 364,110
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (3-mo. CME Term SOFR
at 6.43% Floor + 6.69%), 12.06%,
05/18/34
(a)(b)
............... 500 487,671
Post CLO Ltd., Series 2018-1A, Class
D, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.61%, 04/16/31
(a)(b)
2,250 2,204,653
PPM CLO 2 Ltd., Series 2019-2A,
Class DR, (3-mo. CME Term SOFR
at 3.66% Floor + 3.66%), 9.06%,
04/16/32
(a)(b)
............... 1,250 1,213,837
Prima Capital CRE Securitization Ltd.,
Series 2015-4A, Class C, 4.00%,
08/24/49
(a)
................ 2,683 2,553,539
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
6.60%, 10/15/30
(a)(b)
.......... 4,382 4,384,006

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Rad CLO 16 Ltd., Series 2022-16A,
Class E, (3-mo. CME Term SOFR
at 8.22% Floor + 8.22%), 13.61%,
10/15/34
(a)(b)
............... USD 750 $ 751,937
Rad CLO 17 Ltd., Series 2022-17A,
Class E, (3-mo. CME Term SOFR
at 8.30% Floor + 8.30%), 13.72%,
10/20/35
(a)(b)
............... 500 501,345
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 7.21%, 04/15/32 ... 400 397,017
Series 2019-3A, Class CR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 7.51%, 04/15/32 ... 700 694,266
Series 2019-3A, Class DR, (3-mo.
CME Term SOFR at 2.75% Floor
+ 3.01%), 8.41%, 04/15/32 ... 750 739,194
Rad CLO 4 Ltd.
(a)(b)
Series 2019-4A, Class C, (3-mo.
CME Term SOFR at 2.80% Floor
+ 3.06%), 8.44%, 04/25/32 ... 1,425 1,425,018
Series 2019-4A, Class D, (3-mo.
CME Term SOFR at 3.85% Floor
+ 4.11%), 9.49%, 04/25/32 ... 2,000 1,998,719
Rad CLO 5 Ltd., Series 2019-5A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 8.81%,
07/24/32
(a)(b)
............... 250 248,116
Rad CLO 6 Ltd., Series 2019-6A, Class
E, (3-mo. CME Term SOFR at 7.53%
Floor + 7.79%), 13.21%, 01/20/33
(a)
(b)
...................... 250 249,075
Rad CLO 7 Ltd., Series 2020-7A,
Class A1, (3-mo. CME Term SOFR
at 1.20% Floor + 1.46%), 6.86%,
04/17/33
(a)(b)
............... 250 249,632
Rad CLO 9 Ltd.
(a)(b)
Series 2020-9A, Class B1, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.56%, 01/15/34 ... 500 500,506
Series 2020-9A, Class E, (3-mo.
CME Term SOFR at 7.59% Floor
+ 7.85%), 13.25%, 01/15/34 .. 3,500 3,426,343
Recette CLO Ltd., Series 2015-1A,
Class DRR, (3-mo. CME Term
SOFR + 3.51%), 8.93%, 04/20/34
(a)(b)
1,000 974,017
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo.
CME Term SOFR + 2.06%),
7.46%, 04/17/30 .......... 1,250 1,252,785
Series 2017-1A, Class C, (3-mo.
CME Term SOFR + 2.71%),
8.11%, 04/17/30 .......... 2,320 2,333,872
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
8.78%, 04/20/34
(a)(b)
.......... 3,000 2,971,526
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.78%, 06/20/34 ... 1,300 1,300,940
Series 2016-1A, Class BR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.23%, 06/20/34 ... 250 248,919
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta VIII Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.36%, 10/17/30 ... USD 5,020 $ 5,026,637
Series 2017-1A, Class D, (3-mo.
CME Term SOFR + 3.46%),
8.86%, 10/17/30 .......... 840 838,589
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. CME Term
SOFR + 1.33%), 6.73%, 07/17/31
(a)(b)
3,111 3,114,236
Regatta XIII Funding Ltd., Series
2018-2A, Class C, (3-mo. CME Term
SOFR + 3.36%), 8.76%, 07/15/31
(a)(b)
625 619,606
Regatta XIV Funding Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%),
6.83%, 10/25/31
(a)(b)
.......... 1,400 1,401,733
Regatta XVI Funding Ltd., Series
2019-2A, Class B, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%),
7.71%, 01/15/33
(a)(b)
.......... 250 250,207
Regatta XVII Funding Ltd.
(a)(b)
Series 2020-1A, Class D, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.41%), 9.81%, 10/15/33 ... 600 579,621
Series 2020-1A, Class E, (3-mo.
CME Term SOFR at 7.61% Floor
+ 7.87%), 13.27%, 10/15/33 .. 500 504,034
Regatta XXIV Funding Ltd., Series
2021-5A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
8.78%, 01/20/35
(a)(b)
.......... 500 497,529
Regatta XXV Funding Ltd., Series
2023-1A, Class E, (3-mo. CME Term
SOFR at 8.41% Floor + 8.41%),
13.66%, 07/15/36
(a)(b)
......... 1,000 1,025,709
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-2A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.56%, 10/15/29 ... 1,250 1,249,398
Series 2017-2A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 8.51%, 10/15/29 ... 5,360 5,280,103
Series 2017-3A, Class D, (3-mo.
CME Term SOFR + 2.91%),
8.33%, 10/20/30 .......... 430 417,741
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 563,012
Series 2018-1A, Class B, (3-mo.
CME Term SOFR + 1.98%),
7.35%, 05/20/31 .......... 250 249,948
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 513,217
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 602,074
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.68%, 07/20/34 ... 250 248,180
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)(b)
............... 5,000 3,054,500
Romark CLO II Ltd., Series 2018-2A,
Class A1, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.81%,
07/25/31
(a)(b)
............... 6,740 6,739,892

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (3-mo. CME Term SOFR
at 3.20% Floor + 3.46%), 8.87%,
07/10/34
(a)(b)
............... USD 3,500 $ 3,414,079
Romark CLO Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR +
2.41%), 7.82%, 10/23/30
(a)(b)
.... 1,650 1,642,423
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.03% Floor + 1.29%), 6.71%,
04/20/31
(a)(b)
............... 17,040 17,009,238
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(b)
...... 475 328,653
RR 3 Ltd., Series 2018-3A, Class A1R2,
(3-mo. CME Term SOFR at 1.09%
Floor + 1.35%), 6.75%, 01/15/30
(a)(b)
1,808 1,809,809
RR 4 Ltd., Series 2018-4A, Class A2,
(3-mo. CME Term SOFR at 0.26%
Floor + 1.81%), 7.21%, 04/15/30
(a)(b)
2,000 1,995,647
RRX 1 Ltd.
(a)(b)
Series 2020-1A, Class B, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.66%, 04/15/33 ... 250 249,630
Series 2020-1A, Class E, (3-mo.
CME Term SOFR at 6.45% Floor
+ 6.71%), 12.11%, 04/15/33 .. 250 246,584
RRX 3 Ltd., Series 2021-3A, Class A1,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.58%), 6.98%, 04/15/34
(a)(b)
1,000 998,906
RRX 7 Ltd., Series 2022-7A, Class D,
(3-mo. CME Term SOFR at 6.85%
Floor + 6.85%), 12.24%, 07/15/35
(a)
(b)
...................... 250 247,970
Sandstone Peak II Ltd., Series 2023-
1A, Class E, (3-mo. CME Term
SOFR at 8.79% Floor + 8.79%),
13.94%, 07/20/36
(a)(b)
......... 3,000 3,015,627
Shackleton CLO Ltd.
(a)(b)
Series 2015-7RA, Class C, (3-mo.
CME Term SOFR + 2.61%),
8.01%, 07/15/31 .......... 250 246,689
Series 2017-10A, Class AR2, (3-mo.
CME Term SOFR at 0.89% Floor
+ 1.15%), 6.57%, 04/20/29 ... 4,947 4,938,156
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A, (3-mo. CME Term
SOFR at 1.11% Floor + 1.37%),
6.75%, 04/25/31
(a)(b)
.......... 4,255 4,255,332
Signal Peak CLO 7 Ltd., Series 2019-
1A, Class E, (3-mo. CME Term
SOFR at 6.89% Floor + 7.15%),
12.54%, 04/30/32
(a)(b)
......... 1,250 1,183,377
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.50%), 6.92%, 07/20/30 ... 1,682 1,682,706
Series 2014-1A, Class DR, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 9.03%, 07/20/30 ... 500 501,190
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (3-mo. CME Term
SOFR at 5.90% Floor + 6.16%),
11.58%, 07/20/34
(a)(b)
......... 6,000 5,744,687
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (3-mo. CME
Term SOFR at 6.20% Floor +
6.46%), 11.88%, 01/20/34
(a)(b)
.... USD 2,250 $ 2,170,562
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (3-mo. CME
Term SOFR at 6.50% Floor +
6.76%), 12.18%, 04/20/34
(a)(b)
... 4,000 3,889,255
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
6.71%, 01/26/31
(a)(b)
.......... 458 457,909
Sound Point CLO III-R Ltd., Series
2013-2RA, Class A1, (3-mo. CME
Term SOFR + 1.21%), 6.61%,
04/15/29
(a)(b)
............... 3,056 3,058,489
Sound Point CLO XII Ltd.
(a)(b)
Series 2016-2A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.18%, 10/20/28 ... 14,669 14,668,866
Series 2016-2A, Class CR2, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.73%, 10/20/28 ... 4,000 3,998,074
Sound Point CLO XIV Ltd., Series
2016-3A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor +
2.31%), 7.72%, 01/23/29
(a)(b)
.... 10,000 9,995,202
Sound Point CLO XV Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.17%, 01/23/29 ... 2,000 2,000,017
Series 2017-1A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.72%, 01/23/29 ... 3,350 3,348,377
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
9.14%, 04/25/34
(a)(b)
.......... 345 334,168
Steele Creek CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.51%), 6.91%,
10/15/30
(a)(b)
............... 360 359,932
Strata CLO I Ltd.
(a)(b)
Series 2018-1A, Class E, (3-mo.
CME Term SOFR at 7.08% Floor
+ 7.34%), 12.74%, 01/15/31 .. 1,690 1,692,682
Series 2018-1A, Class USUB,
0.00%, 01/15/2118 ......... 7,680 3,841,613
Stratus CLO Ltd.
(a)(b)
Series 2021-1A, Class E, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.68%, 12/29/29 .. 3,750 3,612,090
Series 2021-1A, Class SUB, 0.00%,
12/29/29 ............... 2,820 1,812,301
Series 2021-2A, Class A, (3-mo.
CME Term SOFR at 0.90% Floor
+ 1.16%), 6.58%, 12/28/29 ... 1,406 1,402,953
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 6.01%), 11.43%, 12/28/29 .. 1,250 1,244,595
Series 2021-3A, Class C, (3-mo.
CME Term SOFR at 2.31% Floor
+ 2.31%), 7.73%, 12/29/29 ... 250 250,117
Series 2021-3A, Class E, (3-mo.
CME Term SOFR at 6.01% Floor
+ 6.01%), 11.43%, 12/29/29 .. 600 594,066

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Symphony CLO XVI Ltd., Series 2015-
16A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%),
6.81%, 10/15/31
(a)(b)
.......... USD 300 $ 299,728
Symphony CLO XVII Ltd., Series 2016-
17A, Class BR, (3-mo. CME Term
SOFR + 1.46%), 6.86%, 04/15/28
(a)(b)
5,500 5,493,639
Symphony CLO XXIII Ltd.
(a)(b)
Series 2020-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.66%, 01/15/34 ... 510 508,928
Series 2020-23A, Class ER, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.81%, 01/15/34 .. 510 505,822
Symphony Static CLO I Ltd., Series
2021-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%),
7.49%, 10/25/29
(a)(b)
.......... 1,500 1,483,810
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 6.50%,
01/17/32
(a)(b)
............... 390 388,955
TCI-Symphony CLO Ltd., Series 2017-
1A, Class AR, (3-mo. CME Term
SOFR at 0.93% Floor + 1.19%),
6.59%, 07/15/30
(a)(b)
.......... 14,955 14,946,587
TIAA CLO III Ltd.
(a)(b)
Series 2017-2A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.81%, 01/16/31 ... 228 228,306
Series 2017-2A, Class B, (3-mo.
CME Term SOFR + 1.76%),
7.16%, 01/16/31 .......... 750 747,310
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class A, (3-mo.
CME Term SOFR at 1.14% Floor
+ 1.40%), 6.82%, 01/20/31 ... 2,233 2,235,183
Series 2017-9A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.28%, 01/20/31 ... 250 249,530
Series 2017-9A, Class D, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.58%, 01/20/31 ... 500 499,946
TICP CLO V Ltd., Series 2016-5A,
Class DR, (3-mo. CME Term SOFR
+ 3.41%), 8.81%, 07/17/31
(a)(b)
... 250 247,850
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.86%, 10/20/31 ... 2,300 2,303,029
Series 2018-11A, Class B, (3-mo.
CME Term SOFR at 1.73% Floor
+ 1.99%), 7.41%, 10/20/31 ... 2,000 2,004,801
Series 2018-11A, Class D, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.31%), 8.73%, 10/20/31 ... 250 249,598
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class AR, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.43%), 6.83%, 07/15/34 ... 1,000 999,575
Series 2018-12A, Class ER, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.51%), 11.91%, 07/15/34 .. 250 247,551
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.54%), 6.96%, 04/20/33 ... USD 250 $ 250,053
Series 2020-15A, Class E, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.83%, 04/20/33 .. 500 495,462
Trestles CLO II Ltd., Series 2018-2A,
Class D, (3-mo. CME Term SOFR +
6.01%), 11.39%, 07/25/31
(a)(b)
.... 250 241,447
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.84%,
07/21/34
(a)(b)
............... 1,000 997,977
Trestles CLO Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
at 2.90% Floor + 3.16%), 8.54%,
04/25/32
(a)(b)
............... 2,500 2,435,268
Triaxx Prime CDO Ltd.
(a)(b)
Series 2006-1A, Class A2, (3-mo.
LIBOR USD + 0.45%), 6.08%,
03/03/39 ............... 52,840 41,664
Series 2006-1A, Class B, (3-mo.
LIBOR USD + 0.65%), 6.28%,
03/03/39 ............... 12,800 1,216
Trimaran CAVU Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.58%, 07/20/32 ... 1,250 1,244,822
Series 2019-1A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.46%), 7.88%, 07/20/32 ... 250 250,704
Series 2019-1A, Class C1, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 8.83%, 07/20/32 ... 500 500,008
Series 2019-2A, Class C, (3-mo.
CME Term SOFR at 4.72% Floor
+ 4.98%), 10.38%, 11/26/32 .. 575 573,199
Series 2021-1A, Class E, (3-mo.
CME Term SOFR at 6.50% Floor
+ 6.76%), 12.17%, 04/23/32 .. 4,000 3,842,263
Series 2021-2A, Class D1, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.89%, 10/25/34 ... 1,550 1,521,538
Series 2022-1A, Class E, (3-mo.
CME Term SOFR at 9.08% Floor
+ 9.08%), 14.49%, 10/22/35 .. 2,600 2,602,371
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.12% Floor
+ 6.12%), 11.54%, 01/20/36 .. 3,000 3,059,078
Series 2022-2A, Class E, (3-mo.
CME Term SOFR at 8.81% Floor
+ 8.81%), 14.23%, 01/20/36 .. 3,500 3,509,163
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 8.94% Floor
+ 8.94%), 14.28%, 07/20/36 .. 3,000 2,992,025
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
7.06%, 10/18/31
(a)(b)
.......... 900 897,163
Trinitas CLO XIV Ltd., Series 2020-14A,
Class C, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.64%,
01/25/34
(a)(b)
............... 625 625,009

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Voya CLO Ltd.
(a)(b)
Series 2013-1A, Class A1AR, (3-mo.
CME Term SOFR + 1.47%),
6.87%, 10/15/30 .......... USD 4,246 $ 4,245,334
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.81%, 10/18/31 ... 1,495 1,498,099
Series 2014-1A, Class AAR2, (3-mo.
CME Term SOFR + 1.25%),
6.65%, 04/18/31 .......... 19,022 18,988,003
Series 2014-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 6.68%, 04/17/30 ... 5,384 5,377,398
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR + 2.35%),
7.75%, 07/14/31 .......... 1,200 1,181,263
Series 2015-1A, Class A1R, (3-mo.
CME Term SOFR at 0.90% Floor
+ 1.16%), 6.56%, 01/18/29 ... 4,564 4,562,966
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 6.87%, 10/20/31 ... 2,500 2,499,529
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 6.75%, 01/20/31 ... 933 933,067
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 8.33%, 01/20/31 ... 1,085 1,025,992
Series 2016-2A, Class A1R, (3-mo.
CME Term SOFR + 1.41%),
6.81%, 07/19/28 .......... 1,171 1,170,874
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR + 1.24%),
6.64%, 06/07/30 .......... 830 829,687
Series 2017-2A, Class A2AR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.31%, 06/07/30 ... 750 749,935
Series 2017-3A, Class DR, (3-mo.
CME Term SOFR + 7.21%),
12.63%, 04/20/34 ......... 500 498,825
Series 2017-4A, Class A1, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.79%, 10/15/30 ... 2,937 2,934,929
Series 2017-4A, Class B, (3-mo.
CME Term SOFR + 1.71%),
7.11%, 10/15/30 .......... 750 748,443
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.21%),
6.61%, 04/19/31 .......... 616 614,892
Series 2018-3A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.81%, 10/15/31 ... 300 299,877
Series 2019-1A, Class AR, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.32%), 6.72%, 04/15/31 ... 3,694 3,698,019
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.31%, 10/17/32 ... 1,300 1,293,539
Series 2021-1A, Class X, (3-mo.
CME Term SOFR at 0.75% Floor
+ 1.01%), 6.41%, 07/15/34 ... 550 549,738
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANAR, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.79%, 07/24/32 ... 5,000 4,990,477
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-1A, Class CR, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.31%), 8.71%, 07/24/32 ... USD 8,780 $ 8,648,422
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 6.40% Floor
+ 6.66%), 12.06%, 07/24/32 .. 5,050 4,869,111
Series 2019-1A, Class SUB, 0.00%,
07/24/32 ............... 4,300 2,550,115
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 9.01%, 10/24/34 ... 6,750 6,536,022
Series 2020-2A, Class ER, (3-mo.
CME Term SOFR at 7.10% Floor
+ 7.36%), 12.76%, 10/24/34 .. 2,000 1,995,092
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class D, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 9.01%, 10/15/34 ... 5,750 5,644,537
Series 2021-3A, Class E, (3-mo.
CME Term SOFR at 6.85% Floor
+ 7.11%), 12.51%, 10/15/34 .. 6,970 6,864,956
Whitebox CLO IV Ltd., Series 2023-4A,
Class E, (3-mo. CME Term SOFR
at 8.01% Floor + 8.01%), 13.43%,
04/20/36
(a)(b)
............... 7,000 6,972,288
2,189,901,533
France — 0.0%
(b)(d)
Cars Alliance Auto Leases France
V, Series 2023-1FRV, Class B,
(1-mo. EURIBOR + 1.30%), 5.15%,
10/21/38 ................. EUR 4,000 4,429,895
FCT Autonoria
Series 2019-1, Class C, (1-mo.
EURIBOR + 1.20%), 5.08%,
09/25/35 ............... 108 118,547
Series 2019-1, Class D, (1-mo.
EURIBOR + 1.60%), 5.48%,
09/25/35 ............... 72 79,025
Series 2019-1, Class E, (1-mo.
EURIBOR + 2.70%), 6.58%,
09/25/35 ............... 179 196,165
Series 2019-1, Class F, (1-mo.
EURIBOR + 3.70%), 7.58%,
09/25/35 ............... 60 65,527
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR + 0.70%), 4.58%,
10/25/49 ............... 665 728,467
Series 2021-1, Class C, (1-mo.
EURIBOR + 1.10%), 4.98%,
10/25/49 ............... 460 501,586
Series 2021-1, Class D, (1-mo.
EURIBOR + 1.50%), 5.38%,
10/25/49 ............... 921 997,916
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR + 1.75%), 5.71%,
02/25/38 ................. 168 182,797
7,299,925
Germany — 0.0%
(b)(d)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR + 1.15%), 5.03%,
01/26/43 ............... 359 397,391

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Series 2023-DE, Class C, (1-mo.
EURIBOR + 2.10%), 5.98%,
01/26/43 ............... EUR 1,436 $ 1,586,083
Series 2023-DE, Class D, (1-mo.
EURIBOR + 3.05%), 6.93%,
01/26/43 ............... 450 496,074
Series 2023-DE, Class E, (1-mo.
EURIBOR + 5.50%), 9.38%,
01/26/43 ............... 359 397,873
Series 2023-DE, Class F, (1-mo.
EURIBOR + 7.50%), 11.38%,
01/26/43 ............... 90 100,047
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR + 1.20%), 5.03%,
09/15/32 ............... 1,100 1,217,592
Series 10, Class C, (1-mo.
EURIBOR + 2.10%), 5.93%,
09/15/32 ............... 600 664,369
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
+ 0.75%), 4.58%, 09/15/30 ... 333 365,914
Series 8, Class C, (1-mo. EURIBOR
+ 0.95%), 4.78%, 09/15/30 ... 266 290,838
Series 8, Class D, (1-mo. EURIBOR
+ 1.35%), 5.18%, 09/15/30 ... 67 72,177
5,588,358
Hong Kong — 0.0%
Prudential plc
(a)(b)(c)
Series 2022-6RA, Class C1R, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 8.80%, 01/20/37 ... USD 2,110 2,099,450
Series 2022-6RA, Class DR, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 11.00%, 01/20/37 .. 1,690 1,677,325
3,776,775
Ireland — 0.7%
(b)
AlbaCore Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 4.60%
Floor + 4.60%), 8.57%, 07/15/35
(d)
EUR 2,605 2,739,670
Alme Loan Funding V DAC, Series
5A, Class ER, (3-mo. EURIBOR
at 5.41% Floor + 5.41%), 9.38%,
07/15/31
(a)
................ 3,800 4,156,977
Anchorage Capital Europe CLO 2
DAC
(a)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 5.56%, 04/15/34 .... 2,563 2,744,468
Series 2A, Class DR, (3-mo.
EURIBOR at 3.55% Floor +
3.55%), 7.52%, 04/15/34 .... 2,110 2,248,231
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
7.16%, 04/25/34
(a)
........... 590 623,656
Aqueduct European CLO DAC
Series 2017-2X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 5.16%, 10/15/30
(d)
... 2,518 2,753,252
Series 2017-2X, Class E, (3-mo.
EURIBOR at 4.40% Floor +
4.40%), 8.36%, 10/15/30
(d)
... 534 572,568
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2019-3X, Class AR, (3-mo.
EURIBOR at 0.93% Floor +
0.93%), 4.93%, 08/15/34
(d)
... EUR 5,000 $ 5,420,917
Series 2020-5A, Class CR, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 5.99%, 04/20/34
(a)
... 1,250 1,308,454
Series 2022-7X, Class A, (3-mo.
EURIBOR at 2.05% Floor +
2.05%), 5.97%, 03/15/36
(d)
... 5,114 5,655,271
Ares European CLO VII DAC, Series
7X, Class AAR, (3-mo. EURIBOR
at 1.50% Floor + 1.50%), 5.47%,
10/15/30
(a)(d)
............... 1,200 1,295,775
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 6.77%,
10/15/31
(a)
................ 2,000 2,078,813
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.69%,
04/20/32
(a)
................ 862 927,012
Arini European CLO I DAC
(d)
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.83%, 07/15/36 .... 5,000 5,535,096
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 9.97%, 07/15/36 .... 1,000 1,106,079
Armada Euro CLO III DAC, Series
3A, Class DR, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 7.27%,
07/15/31
(a)
................ 2,800 3,008,112
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 4.70%, 01/16/31
(d)
2,095 2,280,996
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 4.77%, 06/23/34
(d)
.... 5,000 5,385,061
Avoca CLO, Series 28A, Class B1,
(3-mo. EURIBOR at 2.85% Floor +
2.85%), 6.19%, 04/15/37
(a)
..... 3,400 3,738,349
Avoca CLO XIV DAC
(d)
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 8.69%, 01/12/31 .... 2,240 2,383,533
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 10.34%, 01/12/31 .... 1,100 1,082,774
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 2,276,812
Avoca CLO XV DAC
(d)
Series 15X, Class B2R, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 5.02%, 04/15/31 .... 150 159,396
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 8.09%, 04/15/31 .... 1,305 1,342,112
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.80%, 04/15/31 .... 1,760 1,657,291
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 1,854,515
Avoca CLO XVIII DAC
(d)
Series 18X, Class B1, (3-mo.
EURIBOR at 1.25% Floor +
1.25%), 5.21%, 04/15/31 .... 5,800 6,282,145

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 18X, Class C, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 5.72%, 04/15/31 .... EUR 150 $ 161,893
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 6.86%, 04/15/35
(a)
... 970 999,629
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 5.27%, 04/15/35
(d)
... 710 748,795
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 7.01%, 04/15/34
(a)
750 774,840
BBAM European CLO I DAC
(d)
Series 1X, Class AR, (3-mo.
EURIBOR at 0.87% Floor +
0.87%), 4.87%, 07/22/34 .... 5,000 5,371,727
Series 1X, Class ER, (3-mo.
EURIBOR at 5.91% Floor +
5.91%), 9.91%, 07/22/34 .... 1,050 1,083,060
Bilbao CLO I DAC, Series 1X, Class
A2A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 5.29%, 07/20/31
(d)
4,300 4,631,009
BlueMountain CLO DAC, Series
2021-1X, Class E, (3-mo. EURIBOR
at 5.41% Floor + 5.41%), 9.38%,
04/15/34
(d)
................ 1,050 1,079,414
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 6.19%, 01/20/37
(d)
11,650 12,890,310
Cairn CLO IX DAC, Series 2018-9X,
Class A, (3-mo. EURIBOR at 0.71%
Floor + 0.71%), 4.67%, 04/25/32
(d)
2,685 2,934,918
Cairn CLO XVI DAC
Series 2023-16A, Class C, (3-mo.
EURIBOR at 3.85% Floor +
3.85%), 0.00%, 01/15/37
(a)
... 1,520 1,678,004
Series 2023-16A, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 0.00%, 01/15/37
(a)
... 939 1,036,609
Series 2023-16X, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 0.00%, 01/15/37
(d)
... 617 681,137
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.80%, 04/25/36
(d)
7,585 8,445,728
Carlyle Euro CLO DAC
(a)
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 6.22%, 10/15/35 .... 250 261,013
Series 2021-2A, Class C, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 7.27%, 10/15/35 .... 2,690 2,798,316
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
7.17%, 07/15/32
(d)
........... 450 478,137
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
5.56%, 04/15/33
(d)
........... 400 430,009
CIFC European Funding CLO III DAC
Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.46%, 01/15/34
(a)
... 500 536,951
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 3X, Class B1, (3-mo.
EURIBOR at 1.50% Floor +
1.50%), 5.47%, 01/15/34
(d)
... EUR 4,500 $ 4,786,863
Series 3X, Class E, (3-mo.
EURIBOR at 5.61% Floor +
5.61%), 9.57%, 01/15/34
(d)
... 850 887,817
Citizen Irish Auto Receivables Trust
(d)
Series 2023-1, Class A, (1-mo.
EURIBOR + 0.77%), 4.62%,
12/15/32 ............... 5,414 5,996,658
Series 2023-1, Class B, (1-mo.
EURIBOR + 1.40%), 5.25%,
12/15/32 ............... 1,000 1,108,498
Clontarf Park CLO DAC, Series 1X,
Class CE, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 7.02%,
08/05/30
(d)
................ 1,470 1,610,228
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 4.75%, 04/15/34
(d)
11,500 12,436,817
Contego CLO VII DAC, Series 7X,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.95%, 05/14/32
(d)
350 377,912
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
5.26%, 02/22/34
(d)
........... 1,120 1,180,335
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
7.72%, 12/23/33
(a)
........... 400 427,386
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
7.08%, 12/15/34
(d)
........... 755 785,487
CVC Cordatus Loan Fund XXVII
DAC, Series 27X, Class D2, (3-mo.
EURIBOR at 6.58% Floor + 6.58%),
10.36%, 04/15/35
(d)
.......... 1,300 1,441,989
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
6.46%, 04/15/34
(a)
........... 250 264,100
Euro-Galaxy III CLO DAC
(a)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 6.32%, 04/24/34 .... 700 744,378
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 7.22%, 04/24/34 .... 1,380 1,471,868
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.85% Floor + 0.85%), 4.82%,
04/15/34
(d)
................ 5,000 5,397,239
Fidelity Grand Harbour CLO DAC
Series 2021-1A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.57%, 10/15/34
(a)
... 1,490 1,567,345
Series 2023-1X, Class D, (3-mo.
EURIBOR at 5.90% Floor +
5.90%), 9.68%, 08/15/36
(d)
... 1,193 1,324,479
Finance Ireland Auto Receivables
No. 1 DAC, Series 1, Class C,
(1-mo. EURIBOR + 2.30%), 6.18%,
09/12/33
(d)
................ 510 566,430

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 5.16%, 10/15/30
(d)
EUR 700 $ 752,388
Harvest CLO XXIII DAC
(d)
Series 23X, Class A, (3-mo.
EURIBOR at 0.95% Floor +
0.95%), 4.94%, 10/20/32 .... 1,817 1,981,860
Series 23X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.99%, 10/20/32 .... 1,360 1,421,185
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.96%, 04/25/34
(a)
... 500 523,930
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 5.31%, 04/25/34
(d)
... 450 477,576
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 4.91%,
11/14/32
(d)
................ 625 681,766
Invesco Euro CLO II DAC, Series
2X, Class DR, (3-mo. EURIBOR
at 3.40% Floor + 3.40%), 7.40%,
08/15/34
(d)
................ 4,000 3,961,966
Invesco Euro CLO III DAC
(d)
Series 3X, Class B1, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 5.72%, 07/15/32 .... 450 480,446
Series 3X, Class F, (3-mo.
EURIBOR at 8.07% Floor +
8.07%), 12.04%, 07/15/32 .... 683 708,334
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.66%,
04/15/33
(a)
................ 625 667,868
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 5.64%, 04/20/36
(d)
8,500 9,382,309
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 7.76%, 01/15/34
(d)
450 468,977
Lt Autorahoitus IV DAC
(d)
Series 4, Class A, (1-mo. EURIBOR
+ 0.69%), 4.53%, 07/18/33 ... 2,016 2,231,149
Series 4, Class B, (1-mo. EURIBOR
+ 2.05%), 5.89%, 07/18/33 ... 5,800 6,434,681
Madison Park Euro Funding X DAC
(d)
Series 10X, Class A1, (3-mo.
EURIBOR at 0.74% Floor +
0.74%), 4.70%, 10/25/30 .... 2,681 2,919,114
Series 10X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 5.16%, 10/25/30 .... 1,850 1,977,826
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
5.85%, 02/15/31
(d)
........... 1,350 1,435,350
Madison Park Euro Funding XVI
DAC, Series 16A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
7.17%, 05/25/34
(a)
........... 1,250 1,300,287
Madison Park Euro Funding XX
DAC, Series 20A, Class D, (3-mo.
EURIBOR at 6.09% Floor + 6.09%),
10.06%, 10/15/36
(a)
.......... 4,300 4,770,976
Security
Par (000)
Par (000) Value
Ireland (continued)
Man GLG Euro CLO VI DAC, Series
6A, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 7.46%,
10/15/32
(a)
................ EUR 950 $ 992,000
Margay CLO I DAC, Series 1X, Class
D, (3-mo. EURIBOR at 6.40% Floor
+ 6.40%), 10.25%, 07/15/36
(d)
... 570 631,697
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 9.51%, 04/17/34
(d)
..... 658 696,451
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (3-mo.
EURIBOR at 5.66% Floor + 5.66%),
9.66%, 05/15/34
(d)
........... 420 427,053
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
6.46%, 11/25/33
(a)
........... 500 527,880
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(3-mo. EURIBOR at 1.90% Floor +
1.90%), 5.90%, 01/21/35
(a)
..... 425 454,976
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 5.19%, 01/20/32
(d)
..... 450 485,987
OCP Euro CLO DAC
  0.00%, 07/20/36
(a)
.......... 3,370 3,720,312
Series 2017-2X, Class B, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 5.32%, 01/15/32
(d)
... 200 217,122
Series 2017-2X, Class E, (3-mo.
EURIBOR at 5.00% Floor +
5.00%), 8.97%, 01/15/32
(d)
... 897 978,620
Series 2017-2X, Class F, (3-mo.
EURIBOR at 6.40% Floor +
6.40%), 10.37%, 01/15/32
(d)
.. 600 608,335
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 6.29%, 04/20/33
(a)
... 250 265,563
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 7.29%, 04/20/33
(a)
... 250 264,580
Palmer Square European CLO DAC,
Series 2023-1X, Class D, (3-mo.
EURIBOR at 6.20% Floor + 6.20%),
10.05%, 07/15/36
(d)
.......... 1,382 1,540,607
Penta CLO 11 DAC, Series 2022-11A,
Class D, (3-mo. EURIBOR at 4.80%
Floor + 4.80%), 8.80%, 11/15/34
(a)
2,030 2,248,495
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 6.26%,
07/25/34
(a)
................ 500 530,933
Penta CLO DAC, Series 2022-11A,
Class B, (3-mo. EURIBOR at 2.45%
Floor + 2.45%), 6.45%, 11/15/34
(a)
2,600 2,857,790
Prodigy Finance DAC
(a)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR + 1.36%),
6.72%, 07/25/51 .......... USD 4,129 4,093,915
Series 2021-1A, Class B, (1-mo.
CME Term SOFR + 2.61%),
7.97%, 07/25/51 .......... 421 418,245

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-1A, Class C, (1-mo.
CME Term SOFR + 3.86%),
9.22%, 07/25/51 .......... USD 241 $ 241,258
Series 2021-1A, Class D, (1-mo.
CME Term SOFR + 6.01%),
11.37%, 07/25/51 ......... 308 306,575
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 6.96%, 07/16/34
(d)
EUR 2,000 2,098,210
Rockford Tower Europe CLO DAC
(d)
Series 2018-1X, Class B, (3-mo.
EURIBOR at 1.85% Floor +
1.85%), 5.79%, 12/20/31 .... 2,550 2,771,765
Series 2018-1X, Class C, (3-mo.
EURIBOR at 2.47% Floor +
2.47%), 6.41%, 12/20/31 .... 1,640 1,766,136
Series 2019-1X, Class B1, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 5.59%, 01/20/33 .... 5,012 5,404,623
RRE 9 Loan Management DAC, Series
9A, Class A2, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.66%,
10/15/36
(a)
................ 1,720 1,841,847
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
6.27%, 04/15/33
(d)
........... 750 798,760
St Paul's CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 7.17%, 04/15/33
(d)
1,880 1,979,555
St. Paul's CLO XII DAC, Series 12X,
Class B1, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 5.56%,
04/15/33
(d)
................ 1,350 1,442,027
Sutton Park CLO DAC
(d)
Series 1X, Class A2A, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 5.70%, 11/15/31 ..... 345 372,302
Series 1X, Class BE, (3-mo.
EURIBOR at 2.35% Floor +
2.35%), 6.35%, 11/15/31 ..... 500 535,032
Tikehau CLO VII DAC, Series 7X, Class
A, (3-mo. EURIBOR at 2.00% Floor
+ 2.00%), 5.99%, 10/20/35
(d)
.... 11,500 12,723,879
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 6.41%,
07/25/34
(a)
................ 320 340,847
Voya Euro CLO I DAC
(d)
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 4.71%, 10/15/30 .... 4,170 4,566,868
Series 1X, Class B1NE, (3-mo.
EURIBOR at 1.15% Floor +
1.15%), 5.11%, 10/15/30 ..... 750 806,735
Voya Euro CLO II DAC
(a)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.67% Floor +
1.67%), 5.64%, 07/15/35 .... 250 267,298
Series 2A, Class CR, (3-mo.
EURIBOR at 2.15% Floor +
2.15%), 6.11%, 07/15/35 ..... 250 263,999
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 5.61%,
04/15/33
(d)
................ 439 469,287
Security
Par (000)
Par (000) Value
Ireland (continued)
Voya Euro CLO V DAC, Series 5A,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 7.07%, 04/15/35
(a)
EUR 660 $ 680,257
264,230,472
Italy — 0.1%
(b)(d)
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
+ 0.75%), 4.63%, 12/24/44 ... 527 575,366
Series 2, Class C, (1-mo. EURIBOR
+ 1.15%), 5.03%, 12/24/44 ... 243 264,971
Series 2, Class D, (1-mo. EURIBOR
+ 2.35%), 6.23%, 12/24/44 ... 130 140,289
AutoFlorence 3 SRL
Series 3, Class A, (1-mo. EURIBOR
+ 0.95%), 4.83%, 12/25/46 ... 8,256 9,150,623
Series 3, Class B, (1-mo. EURIBOR
+ 2.35%), 6.23%, 12/25/46 ... 682 760,844
Series 3, Class C, (1-mo. EURIBOR
+ 3.35%), 7.23%, 12/25/46 ... 887 986,428
Series 3, Class D, (1-mo. EURIBOR
+ 5.35%), 9.23%, 12/25/46 ... 619 684,706
Brignole Co. SRL
Series 2021, Class B, (1-mo.
EURIBOR + 0.80%), 4.68%,
07/24/36 ............... 143 157,526
Series 2021, Class D, (1-mo.
EURIBOR + 1.60%), 5.48%,
07/24/36 ............... 100 109,310
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR + 2.90%), 6.82%,
09/22/43 ............... 2,706 3,022,658
Series 2023-2, Class C, (3-mo.
EURIBOR + 3.60%), 7.52%,
09/22/43 ............... 3,309 3,683,173
Series 2023-2, Class D, (3-mo.
EURIBOR + 5.70%), 9.62%,
09/22/43 ............... 2,785 3,082,633
Koromo Italy SRL, Series 1, Class A,
(1-mo. EURIBOR + 0.80%), 4.68%,
02/26/35 ................. 3,604 3,986,833
Quarzo SRL, Series 2023-1, Class A2,
(3-mo. EURIBOR + 0.95%), 4.88%,
12/15/39 ................. 4,063 4,485,239
Red & Black Auto Italy SRL
Series 1, Class D, (1-mo. EURIBOR
+ 2.85%), 6.72%, 12/28/31 ... 422 449,545
Series 2, Class A1, (1-mo.
EURIBOR + 1.00%), 4.87%,
07/28/34 ............... 2,785 3,085,089
Series 2, Class B, (1-mo. EURIBOR
+ 1.80%), 5.66%, 07/28/34 ... 929 1,025,394
Series 2, Class C, (1-mo. EURIBOR
+ 2.80%), 6.67%, 07/28/34 ... 1,012 1,111,351
Series 2, Class D, (1-mo. EURIBOR
+ 3.80%), 7.67%, 07/28/34 ... 355 393,729
Sunrise SPV 50 SRL, Series 2023-2,
Class A1, (1-mo. EURIBOR +
1.00%), 4.88%, 07/27/48 ....... 2,950 3,268,412
40,424,119

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.1%
(a)(b)
AGL CLO 25 Ltd., Series 2023-25A,
Class E, (3-mo. CME Term SOFR
at 8.66% Floor + 8.66%), 13.91%,
07/21/36 ................. USD 250 $ 254,646
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
7.41%, 04/21/31 ............ 21,500 21,396,860
AIMCO CLO 17 Ltd., Series 2022-17A,
Class F, (3-mo. CME Term SOFR
at 8.71% Floor + 8.71%), 14.13%,
07/20/35 ................. 950 943,187
AIMCO CLO 18 Ltd., Series 2022-18A,
Class E, (3-mo. CME Term SOFR
at 8.65% Floor + 8.65%), 14.07%,
07/20/35 ................. 1,500 1,523,315
Apidos CLO XL Ltd., Series 2022-40A,
Class E, (3-mo. CME Term SOFR
at 7.69% Floor + 7.69%), 13.08%,
07/15/35 ................. 1,500 1,496,404
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D, (3-mo.
CME Term SOFR at 4.68% Floor +
4.68%), 10.03%, 10/15/36 ...... 500 499,824
Ares LXVIII CLO Ltd., Series 2023-68A,
Class E, (3-mo. CME Term SOFR
at 8.55% Floor + 8.55%), 13.93%,
04/25/35 ................. 2,000 2,001,772
Ballyrock CLO 21 Ltd., Series 2022-
21A, Class D, (3-mo. CME Term
SOFR at 8.76% Floor + 8.76%),
14.18%, 10/20/35 ........... 1,000 998,936
Ballyrock CLO 23 Ltd., Series 2023-
23A, Class C, (3-mo. CME Term
SOFR at 5.20% Floor + 5.20%),
10.58%, 04/25/36 ........... 1,000 997,164
Benefit Street Partners CLO XXVII Ltd.,
Series 2022-27A, Class E, (3-mo.
CME Term SOFR at 8.12% Floor +
8.12%), 13.54%, 07/20/35 ...... 570 571,121
Benefit Street Partners CLO XXX Ltd.,
Series 2023-30A, Class D, (3-mo.
CME Term SOFR at 5.60% Floor +
5.60%), 10.98%, 04/25/36 ...... 1,835 1,877,858
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class E, (3-mo. CME Term
SOFR at 9.15% Floor + 9.15%),
14.57%, 04/20/36 ........... 1,280 1,282,410
Stratus Static CLO Ltd., Series 2022-
3A, Class D, (3-mo. CME Term
SOFR at 5.29% Floor + 5.29%),
10.71%, 10/20/31 ........... 1,000 1,010,844
Valley Stream Park CLO Ltd., Series
2022-1A, Class ER, (3-mo. CME
Term SOFR at 6.85% Floor +
6.85%), 12.27%, 10/20/34 ...... 13,575 13,693,946
48,548,287
Luxembourg — 0.0%
(b)(d)
BL Consumer Credit
Series 2021-1, Class C, (1-mo.
EURIBOR + 1.10%), 4.98%,
09/25/38 ............... EUR 528 581,814
Series 2021-1, Class D, (1-mo.
EURIBOR + 1.65%), 5.53%,
09/25/38 ............... 681 749,746
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2021-1, Class E, (1-mo.
EURIBOR + 2.85%), 6.73%,
09/25/38 ............... EUR 355 $ 379,277
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (1-mo.
EURIBOR + 1.75%), 5.61%,
11/14/34 ............... 1,329 1,468,458
Series 2020-1, Class D, (1-mo.
EURIBOR + 2.50%), 6.36%,
11/14/34 ............... 545 600,269
SC Germany SA Compartment Leasing
Series 2023-1, Class C, (1-mo.
EURIBOR + 2.00%), 5.86%,
12/14/32 ............... 1,100 1,216,081
Series 2023-1, Class D, (1-mo.
EURIBOR + 3.00%), 6.86%,
12/14/32 ............... 1,000 1,105,585
6,101,230
Netherlands — 0.0%
(b)(d)
Aurorus BV
Series 2023-1, Class B, (1-mo.
EURIBOR + 1.30%), 5.15%,
08/13/49 ............... 4,621 5,106,969
Series 2023-1, Class C, (1-mo.
EURIBOR + 2.10%), 5.95%,
08/13/49 ............... 917 1,014,756
Series 2023-1, Class D, (1-mo.
EURIBOR + 3.20%), 7.05%,
08/13/49 ............... 1,331 1,474,186
OZLME IV DAC, Series 4X, Class B,
(3-mo. EURIBOR at 1.35% Floor +
1.35%), 5.29%, 07/27/32 ....... 2,890 3,103,604
10,699,515
Portugal — 0.0%
TAGUS - Sociedade de Titularizacao de
Creditos SA
(d)
Series 2, Class D, (1-mo. EURIBOR
+ 2.85%), 6.73%, 09/23/38
(b)
.. 619 649,168
Series 7, Class SEN, 0.70%,
02/12/24 ............... 532 585,298
1,234,466
Spain — 0.1%
(d)
Autonoria Spain
(b)
Series 2021-SP, Class B, (1-mo.
EURIBOR + 0.80%), 4.68%,
01/31/39 ............... 713 785,185
Series 2021-SP, Class C, (1-mo.
EURIBOR + 1.05%), 4.93%,
01/31/39 ............... 1,152 1,257,968
Series 2021-SP, Class D, (1-mo.
EURIBOR + 1.55%), 5.43%,
01/31/39 ............... 494 535,108
Series 2021-SP, Class E, (1-mo.
EURIBOR + 2.65%), 6.53%,
01/31/39 ............... 274 293,341
Series 2021-SP, Class F, (1-mo.
EURIBOR + 3.90%), 7.78%,
01/31/39 ............... 110 118,283
Series 2022-SP, Class C, (1-mo.
EURIBOR + 2.80%), 6.68%,
01/27/40 ............... 1,291 1,443,913

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
Series 2022-SP, Class D, (1-mo.
EURIBOR + 4.20%), 8.08%,
01/28/40 ............... EUR 323 $ 360,223
Series 2022-SP, Class E, (1-mo.
EURIBOR + 7.00%), 10.88%,
01/29/40 ............... 1,856 2,083,983
Autonoria Spain 2023 FT
(b)
Series 2023-SP, Class A, (1-mo.
EURIBOR + 0.70%), 4.58%,
09/30/41 ............... 5,600 6,195,121
Series 2023-SP, Class B, (1-mo.
EURIBOR + 1.15%), 5.03%,
09/30/41 ............... 500 554,190
Series 2023-SP, Class C, (1-mo.
EURIBOR + 2.00%), 5.88%,
09/30/41 ............... 1,700 1,884,094
Series 2023-SP, Class D, (1-mo.
EURIBOR + 2.90%), 6.78%,
09/30/41 ............... 600 664,145
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR + 0.95%), 4.89%,
03/21/33
(b)
.............. 309 336,131
Series 2020-1, Class C, (3-mo.
EURIBOR + 1.95%), 5.89%,
03/21/33
(b)
.............. 93 101,576
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 154 164,090
16,777,351
United Kingdom — 0.3%
Delamare Cards MTN Issuer plc,
Series 2023-1, Class A1, (Sterling
Overnight Index Average + 0.80%),
6.00%, 04/19/31
(b)(d)
.......... GBP 3,454 4,410,676
Dowson plc
(b)(d)
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 6.39%, 10/20/28 .... 451 575,033
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 6.79%, 10/20/28 .... 1,300 1,660,326
Series 2022-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.44%, 01/20/29 .... 2,528 3,223,675
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.70%), 7.89%, 01/20/29 .... 725 920,400
Series 2022-2, Class C, (Sterling
Overnight Index Average +
3.70%), 8.89%, 08/20/29 .... 1,814 2,332,976
Series 2022-2, Class D, (Sterling
Overnight Index Average +
5.25%), 10.44%, 08/20/29 .... 989 1,277,099
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(d)
... 3,263 3,795,031
Series B1,  (Sterling Overnight
Index Average + 1.92%), 7.12%,
12/15/34
(b)
.............. 2,472 2,449,992
Series B2,  (1D GBOIS + 2.12%),
7.39%, 03/15/36
(b)(d)
........ 100 99,465
Hermitage 2023 plc, Series 2023-
1, Class B, (Sterling Overnight
Index Average + 2.45%), 7.64%,
09/21/33
(b)(d)
............... 891 1,140,279
Security
Par (000)
Par (000) Value
United Kingdom (continued)
London Cards No. 1 plc, Series 1, Class
B, (Sterling Overnight Index Average
+ 3.75%), 8.95%, 05/15/33
(b)(d)
... GBP 1,425 $ 1,821,406
Newday Funding Master Issuer plc
(b)(d)
Series 2021-1X, Class B, (Sterling
Overnight Index Average +
1.55%), 6.75%, 03/15/29 .... 775 988,142
Series 2021-3X, Class A1, (Sterling
Overnight Index Average +
0.90%), 6.10%, 11/15/29 ..... 2,321 2,955,188
Series 2021-3X, Class B, (Sterling
Overnight Index Average +
1.35%), 6.55%, 11/15/29 ..... 677 861,480
Series 2022-2X, Class C, (Sterling
Overnight Index Average +
5.00%), 10.20%, 07/15/30 .... 3,271 4,288,824
Series 2023-1X, Class B, (Sterling
Overnight Index Average +
2.70%), 7.92%, 11/15/31 ..... 4,377 5,608,121
Series 2023-1X, Class C, (Sterling
Overnight Index Average +
3.70%), 8.92%, 11/15/31 ..... 5,555 7,116,750
PCL Funding VI plc
(b)(d)
Series 2022-1, Class A, (Sterling
Overnight Index Average +
1.40%), 6.60%, 07/15/26 .... 14,896 19,020,984
Series 2022-1, Class B, (Sterling
Overnight Index Average +
3.10%), 8.30%, 07/15/26 .... 1,937 2,479,507
PCL Funding VIII plc
(b)(d)
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.18%), 6.38%, 05/15/28 .... 6,070 7,756,360
Series 2023-1, Class B, (Sterling
Overnight Index Average +
2.50%), 7.70%, 05/15/28 .... 1,125 1,439,052
Series 2023-1, Class C, (Sterling
Overnight Index Average +
3.50%), 8.70%, 05/15/28 .... 712 913,335
Satus plc
(b)(d)
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.20%), 6.40%, 08/17/28 .... 291 371,893
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 6.80%, 08/17/28 .... 300 383,083
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.90%), 7.10%, 08/17/28 .... 200 254,722
Series 2021-1, Class E, (Sterling
Overnight Index Average +
3.20%), 8.40%, 08/17/28 .... 166 208,423
Tower Bridge Funding plc
(b)(d)
Series 2022-1X, Class A, (Sterling
Overnight Index Average +
0.72%), 5.91%, 12/20/63 .... 2,694 3,425,501
Series 2023-1X, Class B, (Sterling
Overnight Index Average +
2.20%), 7.44%, 10/20/64 .... 1,469 1,885,250
Series 2023-1X, Class C, (Sterling
Overnight Index Average +
3.15%), 8.39%, 10/20/64 .... 993 1,275,075
Series 2023-1X, Class D, (Sterling
Overnight Index Average +
4.30%), 9.54%, 10/20/64 .... 1,116 1,441,029

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Trafford Centre Finance Ltd. (The),
Series B2,  (Sterling Overnight
Index Average + 0.94%), 6.18%,
07/28/35
(b)(d)
............... GBP 3,400 $ 3,043,553
Unique Pub Finance Co. plc (The)
(d)
Series A4,  5.66%, 06/30/27 .... 4,470 5,664,135
Series M,  7.39%, 03/28/24
(e)
.... 1,352 1,715,102
Series N,  6.46%, 03/30/32
(e)
.... 4,765 6,105,439
102,907,306
United States — 6.4%
510 Loan Acquisition Trust, Series
2020-1, Class A, 8.11%, 09/25/60
(a)(e)
USD 7,617 7,526,460
522 Funding CLO Ltd.
(a)(b)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 6.72%, 10/20/31 ... 250 249,725
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.73%, 10/20/31 ... 750 745,315
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR +
0.56%), 5.94%, 05/25/36
(b)
..... 2,037 1,987,063
ACE Securities Corp. Home Equity
Loan Trust
(b)
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 5.73%, 05/25/37 ... 7,160 1,207,539
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 6.07%, 05/25/37 ... 353 60,443
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)
........ 4,314 3,727,005
ACREC LLC, Series 2023-FL2, Class
A, (1-mo. CME Term SOFR at 2.23%
Floor + 2.23%), 7.59%, 02/19/38
(a)(b)
11,660 11,641,681
Ajax Mortgage Loan Trust
(a)
Series 2017-D, Class B, 0.00%,
12/25/57
(b)
.............. 58 24,603
Series 2020-C, Class A, 2.25%,
09/27/60
(e)
.............. 529 524,923
Series 2020-C, Class B, 5.00%,
09/27/60
(e)
.............. 4,968 4,854,936
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 15,577 12,721,081
Series 2020-D, Class A, 2.25%,
06/25/60
(e)
.............. 5,391 5,312,771
Series 2020-D, Class B, 5.00%,
06/25/60
(e)
.............. 7,064 6,918,380
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 16,636 12,463,389
Series 2021-C, Class A, 2.12%,
01/25/61
(e)
.............. 18,718 18,116,821
Series 2021-C, Class B, 3.72%,
01/25/61
(e)
.............. 6,014 5,573,150
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,029 14,021,958
Series 2021-D, Class A, 2.00%,
03/25/60
(e)
.............. 41,618 39,915,884
Series 2021-D, Class B, 4.00%,
03/25/60
(b)
.............. 10,911 9,961,608
Series 2021-D, Class C, 0.00%,
03/25/60
(b)
.............. 15,963 14,933,473
Series 2021-E, Class A1, 1.74%,
12/25/60
(b)
.............. 42,608 37,059,354
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-E, Class A2, 2.69%,
12/25/60
(b)
.............. USD 8,637 $ 7,187,923
Series 2021-E, Class B1, 3.73%,
12/25/60
(b)
.............. 5,214 4,370,085
Series 2021-E, Class B3, 3.77%,
12/25/60
(b)
.............. 12,713 3,875,452
Series 2021-E, Class M1, 2.94%,
12/25/60
(b)
.............. 8,544 7,036,195
Series 2021-E, Class SA, 0.00%,
12/25/60
(b)
.............. 148 68,189
Series 2021-E, Class XS, 0.00%,
12/25/60
(b)
.............. 176,320 7,106,436
Series 2021-F, Class A, 1.87%,
06/25/61
(e)
.............. 75,024 70,246,696
Series 2021-F, Class B, 3.75%,
06/25/61
(e)
.............. 11,970 10,921,379
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 22,174 17,753,607
Series 2021-G, Class A, 1.87%,
06/25/61
(b)
.............. 69,401 66,075,083
Series 2021-G, Class B, 3.75%,
06/25/61
(b)
.............. 14,966 14,002,396
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,944 22,826,809
Series 2023-B, Class A, 4.25%,
10/25/62
(e)
.............. 32,099 31,024,840
Series 2023-B, Class B, 4.25%,
10/25/62
(e)
.............. 3,314 2,930,006
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 8,301 3,130,009
Series 2023-B, Class SA, 0.00%,
10/25/62 ............... 2,022 1,524,899
American Homes 4 Rent Trust
(a)
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 8,587,563
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(b)
......... 21,969 219
AMSR Trust
(a)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,001,513
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,785,160
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,198,350
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,255,670
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,255,053
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,025,679
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 3,900,627
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(a)
..... 817 730,238
Arbor Realty Commercial Real Estate
Notes Ltd.
(a)(b)
Series 2021-FL1, Class A, (1-mo.
CME Term SOFR at 0.97% Floor
+ 1.08%), 6.45%, 12/15/35 ... 1,339 1,320,342
Series 2021-FL4, Class A, (1-mo.
CME Term SOFR at 1.46% Floor
+ 1.46%), 6.83%, 11/15/36 ... 4,512 4,455,728
Series 2022-FL1, Class A, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.79%, 01/15/37 .... 1,959 1,922,263

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.48% Floor +
0.59%), 5.95%, 05/25/35
(b)
..... USD 5,366 $ 4,058,840
Arm Master Trust LLC
(a)
Series 2021-T1, Class A, 2.43%,
11/15/27 ............... 3,429 3,286,665
Series 2023-T1, Class A, 6.56%,
02/17/25 ............... 1,128 1,127,376
BA Credit Card Trust, Series 2023-A2,
Class A2, 4.98%, 11/15/28 ..... 17,095 17,293,914
BankAmerica Manufactured Housing
Contract Trust
(b)
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 940,070
Series 1998-2, Class B1, 7.32%,
12/10/25 ............... 8,475 1,428,260
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 718,141
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (3-mo. CME Term
SOFR at 2.08% Floor + 2.34%),
7.71%, 05/17/31
(a)(b)
.......... 250 250,546
Bayview Financial Revolving Asset
Trust
(a)(b)
Series 2004-B, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 6.47%, 05/28/39 ... 19,763 15,642,519
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 6.77%, 05/28/39 ... 800 403,854
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 6.47%, 02/28/40 ... 9,480 8,412,152
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 6.47%, 12/28/40 ... 527 521,297
BCMSC Trust
(b)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 870,821
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 835,619
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 638,106
Bear Stearns Asset-Backed Securities
I Trust
(b)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 7.20%, 08/25/34 ... 63 60,480
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 5.43%, 12/25/35 ... 4,520 6,734,121
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.81%, 09/25/36 ... 1,920 1,894,582
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 5.99%, 10/25/36 ... 2,391 2,128,401
Series 2007-FS1, Class 1A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.81%, 05/25/35 ... 411 405,928
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.79%, 03/25/37 ... 3,118 2,680,356
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 5.61%, 03/25/37 ... USD 1,786 $ 1,627,458
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 5.61%, 03/25/37 ... 2,346 2,143,934
Series 2007-HE3, Class 1A3, (1-mo.
CME Term SOFR at 0.25% Floor
+ 0.36%), 5.72%, 04/25/37 ... 975 1,445,602
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.82%, 04/25/37 ... 18,480 19,382,526
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 2,563 2,415,903
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,789,062
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 143,481
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,379,605
Series 2022-A, Class E, 4.30%,
02/20/35 ............... 600 439,467
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,675 3,654,064
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.59%, 08/14/30
(a)(b)
991 990,832
Carrington Mortgage Loan Trust
(b)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.63% Floor
+ 0.74%), 6.10%, 01/25/36 ... 1,620 1,295,600
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
5.63%, 10/25/36 .......... 946 914,886
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(b)
16,256 15,568,475
C-BASS Trust, Series 2006-CB7,
Class A4, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 5.79%,
10/25/36
(b)
................ 1,112 696,671
CIT Mortgage Loan Trust, Series 2007-
1, Class 1M2, (1-mo. CME Term
SOFR at 1.75% Floor + 1.86%),
7.22%, 10/25/37
(a)(b)
.......... 3,538 3,048,799
Citigroup Mortgage Loan Trust
(b)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 5.67%, 05/25/37 12,117 7,853,066
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 5.74%, 05/25/37 5,504 3,571,394
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 5.64%, 07/25/45 5,899 4,025,130
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.79%, 12/25/36
(a)
.. 6,682 3,677,126
College Avenue Student Loans LLC
(a)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 5,355 4,792,218
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 1,024 898,128

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-B, Class B, 2.42%,
06/25/52 ............... USD 1,608 $ 1,409,770
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 807 716,782
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 220 196,423
Series 2021-C, Class D, 4.11%,
07/26/55 ............... 530 459,085
Conseco Finance Corp.
(b)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 2,146 2,102,317
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 1,996 1,969,500
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 1,441 1,409,750
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 594 559,048
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 1,630 1,579,578
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,522 909,567
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,705 936,377
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(b)
.............. 4,152 766,976
Series 2000-4, Class A6, 8.31%,
05/01/32
(b)
.............. 5,128 940,870
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,701,509
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 3,191,522
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 3.07%,
12/25/36
(e)
.............. 1,012 837,841
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(a)(e)
............. 1,310 1,279,294
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(a)(e)
............. 5,709 4,278,848
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(e)
............. 11,756 619,598
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.81%, 07/25/37
(a)(b)
. 1,390 880,462
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(a)
...... 2,229 2,004,473
CWABS Asset-Backed Certificates
Trust
(b)
Series 2005-16, Class 1AF, 4.52%,
04/25/36 ............... 5,587 4,852,363
Series 2006-11, Class 3AV2, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.79%, 09/25/46 ... 8 7,906
Series 2006-17, Class 2A3, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 5.95%, 03/25/47 ... 96 78,978
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 5.92%, 03/25/37 ... 12,905 9,931,927
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.23% Floor
+ 0.34%), 5.70%, 05/25/47 ... 1,542 1,240,028
Security
Par (000)
Par (000) Value
United States (continued)
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor and 16.00% Cap + 0.38%),
5.75%, 03/15/34
(b)
........... USD 176 $ 174,081
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.53%,
01/25/29
(e)
.............. 120 217,922
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 241 289,738
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (1-
mo. CME Term SOFR at 0.30%
Floor and 16.00% Cap + 0.41%),
5.78%, 12/15/33 .......... 3 3,203
Series 2006-RES, Class 5B1B, (1-
mo. CME Term SOFR at 0.19%
Floor and 16.00% Cap + 0.30%),
5.67%, 05/15/35 .......... 90 89,204
CWHEQ Revolving Home Equity Loan
Trust
(b)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
5.66%, 05/15/35 .......... 366 364,569
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
5.66%, 05/15/36 .......... 1,666 1,619,222
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15% Floor
and 16.00% Cap + 0.26%),
5.63%, 11/15/36 .......... 922 907,829
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 5.62%, 01/15/37 ... 511 464,177
Dewolf Park CLO Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.90% Floor + 1.18%), 6.58%,
10/15/30
(a)(b)
............... 10,184 10,188,807
Diameter Capital CLO 1 Ltd.
(a)(b)
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 6.31% Floor
+ 6.31%), 11.71%, 07/15/36 .. 5,000 4,832,843
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 4,180,000
Eaton Vance CLO Ltd.
(a)(b)
Series 2014-1RA, Class A2, (3-mo.
CME Term SOFR + 1.75%),
7.15%, 07/15/30 .......... 1,750 1,734,673
Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.46%), 7.86%, 10/15/30 ... 1,000 997,475
Series 2019-1A, Class ER, (3-mo.
CME Term SOFR at 6.50% Floor
+ 6.76%), 12.16%, 04/15/31 .. 2,500 2,443,383
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(c)
.. 75 1,875,000
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,326,969
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(a)
..... 6,588 6,469,178

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(b)
............... USD 2,168 $ 1,888,842
Elmwood CLO 15 Ltd., Series 2022-2A,
Class E, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 12.66%,
04/22/35
(a)(b)
............... 1,800 1,803,672
First Franklin Mortgage Loan Trust
(b)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 6.52%, 10/25/34 ... 2,818 2,577,940
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 5.71%, 10/25/36 ... 4,583 3,023,371
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 5.79%, 10/25/36 2,687 1,711,746
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.89%, 12/25/36 5,066 2,045,970
FirstKey Homes Trust
(a)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 6,178,652
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 7,126,384
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... 5,000 4,623,338
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,574,146
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.98% Floor + 1.24%), 6.62%,
05/15/30
(a)(b)
............... 4,525 4,515,797
Foundation Finance Trust
(a)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 6,969 6,322,292
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 7,769 7,768,003
Fremont Home Loan Trust
(b)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.75%, 02/25/37 ... 5,127 3,893,033
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.81%, 02/25/37 ... 5,291 1,737,021
Frontier Issuer LLC, Series 2023-1,
Class A2, 6.60%, 08/20/53
(a)
.... 35,779 35,593,518
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL5, Class A, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.30%), 7.66%, 06/19/37 ... 9,954 9,857,225
Series 2022-FL6, Class A, (1-mo.
CME Term SOFR at 2.58% Floor
+ 2.58%), 7.94%, 08/17/37 ... 24,153 24,197,964
Series 2022-FL7, Class A, (1-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 8.26%, 10/19/39 ... 11,152 11,210,394
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 6.50%, 08/27/51
(a)(b)
.... 6,117 5,740,772
GITSIT Mortgage Loan Trust, Series
2023-NPL1, Class A1, 8.35%,
05/25/53
(a)(e)
............... 10,069 10,112,386
Security
Par (000)
Par (000) Value
United States (continued)
GoldenTree Loan Opportunities X Ltd.,
Series 2015-10A, Class AR, (3-mo.
CME Term SOFR at 1.12% Floor +
1.38%), 6.80%, 07/20/31
(a)(b)
.... USD 5,083 $ 5,086,089
Goldman Home Improvement Trust
Issuer Trust
(a)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... 4,583 4,182,410
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 5,863 5,931,617
Golub Capital Partners CLO 69M,
Series 2023-69A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 7.76%, 11/09/36
(a)(b)
.... 2,500 2,493,379
Goodleap Sustainable Home Solutions
Trust, Series 2023-3C, Class A,
6.50%, 07/20/55
(a)
........... 10,612 10,900,007
GoodLeap Sustainable Home Solutions
Trust
(a)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 10,735 8,269,443
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 6,611 6,065,605
Series 2023-1GS, Class A, 5.52%,
02/22/55 ............... 5,962 5,812,411
Greenpoint Manufactured Housing
(b)
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 456 455,143
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,765 2,626,965
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.94%, 01/20/30 ... 1,450 1,450,467
Series 2017-1A, Class B, (3-mo.
CME Term SOFR + 1.91%),
7.33%, 01/20/30 .......... 5,000 4,975,232
Series 2017-1A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.56%), 8.98%, 01/20/30 ... 3,950 3,951,183
GSAA Home Equity Trust
(b)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 6.17%, 12/25/35 ... 5,333 2,315,417
Series 2006-4, Class 1A1, 3.89%,
03/25/36 ............... 3,751 2,573,824
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,434 278,329
GSAMP Trust
(b)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 5.87%, 01/25/47 ... 2,978 1,480,271
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 3.38% Floor
+ 3.49%), 8.85%, 02/25/47 ... 3,414 3,265,358
Hipgnosis Music Assets LP, Series
2022-1, Class A, 5.00%, 05/16/62
(a)
11,293 10,531,270
Home Equity Asset Trust
(b)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 6.07%, 07/25/36 ... 4,008 3,635,290
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.77%, 05/25/37 ... 4,732 3,706,515

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 4.03%,
07/25/34
(b)
................ USD 863 $ 830,656
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(e)
................ 7,040 769,849
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.28% Floor and
13.00% Cap + 0.39%), 5.75%,
12/25/36
(a)(b)
............... 69 66,387
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 5.88%, 05/25/36
(b)
.. 2,015 1,947,243
Series 2007-CH1, Class MF1,
4.56%, 11/25/36
(e)
......... 11,109 11,263,850
KeyCorp Student Loan Trust
(b)
Series 2004-A, Class 2D, (3-mo.
LIBOR USD + 1.25%), 6.90%,
07/28/42 ............... 6,186 5,729,219
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR + 1.56%),
6.91%, 12/27/38 .......... 10,987 10,193,932
Legacy Mortgage Asset Trust
(a)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)
.............. 7,768 7,398,894
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,453 702,963
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)
.............. 5,003 3,650,530
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(b)
.............. 6,091 6,129,812
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 543 504,121
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 5.56%, 06/25/37
(a)(b)
.... 899 567,552
Lending Funding Trust, Series 2020-2A,
Class B, 3.54%, 04/21/31
(a)
..... 3,340 3,037,640
Lendmark Funding Trust
(a)
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 363,626
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 5,450 4,632,206
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,143,145
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 19,156,943
Series 2023-1A, Class A, 5.59%,
05/20/33 ............... 13,585 13,554,135
Series 2023-1A, Class D, 8.69%,
05/20/33 ............... 3,330 3,458,147
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. 17,896 13,865,215
Long Beach Mortgage Loan Trust
(b)
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.77%, 06/25/36 ... 8,086 3,712,509
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.79%, 08/25/36 ... USD 18,420 $ 7,186,772
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (3-mo. CME Term
SOFR at 0.26% Floor + 1.64%),
7.04%, 01/17/30
(a)(b)
.......... 3,750 3,750,045
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A,
Class B2, (1-mo. CME Term SOFR
at 3.25% Floor + 3.36%), 8.72%,
03/25/32
(b)
................ 304 304,340
Mariner Finance Issuance Trust
(a)
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 1,354 1,350,780
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,878,410
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... 10,820 10,575,134
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 6,926 6,607,577
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,382,537
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,120,203
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,047,622
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,036,850
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,361,254
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 968,900
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,068,930
Series 2022-AA, Class A, 6.45%,
10/20/37 ............... 18,710 18,839,612
Series 2023-AA, Class D, 8.85%,
10/22/35 ............... 12,900 13,204,693
MASTR Asset-Backed Securities Trust
(b)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 5.99%, 06/25/36
(a)
.. 3,143 2,753,456
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.75%, 05/25/37 ... 5,000 3,837,325
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%),
5.99%, 06/25/46
(a)(b)
.......... 758 724,111
Mercury Financial Credit Card Master
Trust, Series 2022-1A, Class A,
2.50%, 09/21/26
(a)
........... 25,274 24,580,919
Merrill Lynch First Franklin Mortgage
Loan Trust
(b)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 5.95%, 05/25/37 ... 3,867 2,819,408
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.97%, 10/25/37 ... 3,766 3,445,741
Merrill Lynch Mortgage Investors Trust
(b)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 5.86%, 08/25/37 1,120 928,316

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 5.65%, 06/25/37 ... USD 2,787 $ 586,505
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 7.42%, 10/19/38
(a)(b)
4,192 4,173,351
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2022-FL10, Class
A, (1-mo. CME Term SOFR at 2.64%
Floor + 2.64%), 7.99%, 09/17/37
(a)(b)
5,160 5,162,994
Mill City Solar Loan Ltd.
(a)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 9,666 8,844,909
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 16,456 14,521,939
Morgan Stanley ABS Capital I, Inc.
Trust
(b)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 6.34%, 09/25/35 ... 7,524 6,075,371
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 9.27%,
02/25/47
(a)
.............. 747 683,996
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.32%
Floor + 0.43%), 5.79%, 04/25/36
(b)
2,344 1,664,786
Mosaic Solar Loan Trust
(a)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 8,828 8,142,844
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 2,099 1,784,922
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 13,086 12,193,097
Series 2022-2A, Class A, 4.38%,
01/21/53 ............... 3,814 3,590,422
Series 2022-3A, Class A, 6.10%,
06/20/53 ............... 3,340 3,391,180
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 9,494 9,334,646
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor +
0.52%), 5.88%, 04/25/37
(b)
..... 5,455 5,042,421
Navient Private Education Loan Trust
(a)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 14,062,010
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 9,750,061
Navient Private Education Refi Loan
Trust
(a)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 148 141,713
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,432,004
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.51%, 04/15/60
(b)
13,248 12,735,515
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 3,100 2,846,301
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 7,061,143
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,315,139
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 18,409 18,395,733
Security
Par (000)
Par (000) Value
United States (continued)
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... USD 41,500 $ 33,846,964
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,536,529
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,552,050
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 19,945,777
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,270,535
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,317,443
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 18,901,820
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 993,175
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,547,171
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 13,044 10,877,286
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,641,113
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 506,522
Series 2023-PL1A, Class A1A,
(SOFR 30 day Average + 2.25%),
7.57%, 11/25/53
(b)
......... 10,448 10,416,449
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 6.15%, 12/25/35
(b)
..... 3,937 3,166,454
New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F, 4.00%,
09/04/39
(a)
................ 6,607 5,566,478
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
5.87%, 10/25/36
(a)(b)
.......... 96 109,858
Oakwood Mortgage Investors, Inc.
(b)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,571 691,185
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,285 667,791
OneMain Financial Issuance Trust
(a)
Series 2019-2A, Class A, 3.14%,
10/14/36 ............... 2,415 2,259,126
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 11,662,773
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 9,741,730
Series 2021-1A, Class A2, (SOFR
30 day Average + 0.76%), 6.10%,
06/16/36
(b)
.............. 4,537 4,445,779
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 682,036
Series 2022-2A, Class A, 4.89%,
10/14/34 ............... 20,203 19,945,034
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 17,533 17,251,257
Series 2022-3A, Class A, 5.94%,
05/15/34 ............... 38,260 38,346,494
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,352,422

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... USD 25,921 $ 26,515,747
Oportun Issuance Trust, Series 2021-B,
Class B, 1.96%, 05/08/31
(a)
..... 1,960 1,813,803
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.74% Floor
+ 0.85%), 6.21%, 11/25/35
(b)
.. 6,618 5,353,697
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 5.68%, 03/25/37
(b)
.. 6,755 5,441,169
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... 14,270 11,566,546
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 12,236 10,202,928
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 5,962 5,275,905
Origen Manufactured Housing Contract
Trust
(b)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 2,737 2,660,163
Series 2007-B, Class A1, (1-mo.
LIBOR USD at 1.20% Floor and
18.00% Cap + 1.20%), 6.68%,
10/15/37
(a)
.............. 1,266 1,230,696
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(e)
................ 4,382 3,880,503
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 2,053 1,998,169
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(a)
................ 6,577 4,361,914
PennantPark CLO VI LLC, Series
2023-6A, Class A, (3-mo. CME Term
SOFR at 2.68% Floor + 2.68%),
8.09%, 04/22/35
(a)(b)
.......... 1,000 995,019
PFS Financing Corp., Series 2022-
E,  7.00%, 10/15/26
(a)(c)
........ 25,000 25,240,000
PRET LLC
(a)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(e)
.............. 13,040 12,859,490
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(b)
.............. 10,880 10,674,403
Series 2023-RN2, Class A1, 8.11%,
11/25/53
(e)
.............. 15,664 15,901,158
Progress Residential Trust
(a)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 905,251
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,355,827
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,219,706
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,550,306
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,722 1,489,469
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 6,950 6,017,788
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 9,817,713
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 10,913,990
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 13,593,535
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... USD 3,192 $ 2,821,859
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 5,699,302
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,186,457
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,592,037
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,470,939
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,252,530
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 3,997,157
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1-mo. LIBOR USD at
0.62% Floor and 14.00% Cap +
0.62%), 5.07%, 07/25/34
(b)
..... 2,248 1,744,101
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor and 14.00% Cap +
0.35%), 5.95%, 11/25/36
(b)
...... 2,598 2,147,737
Ready Capital Mortgage Financing LLC,
Series 2023-FL11, Class A, (1-mo.
CME Term SOFR at 2.37% Floor +
2.37%), 7.73%, 10/25/39
(a)(b)
.... 11,679 11,661,105
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a)(e)
.... 1,042 1,023,440
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 10,586 10,339,801
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,076,424
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,385,184
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 2,083 1,995,163
Series 2021-1, Class C, 3.04%,
03/17/31 ............... 2,500 2,242,511
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,088,637
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 472,618
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,109,096
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 9,895 9,432,866
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,565,929
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,008,256
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,185,040
Series 2022-2B, Class A, 7.10%,
11/17/32 ............... 23,215 23,428,731
Republic Finance Issuance Trust
(a)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 6,907 6,780,579
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 8,971,222
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,293,542
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 28,426 26,942,274
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,442,987

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class C, 3.53%,
12/22/31 ............... USD 2,040 $ 1,829,787
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,419,237
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)(c)
43,330 38,295,054
SAT_23-1, 0.00%, 10/15/30
(a)(c)
..... 351 22,689,837
Saxon Asset Securities Trust, Series
2007-1, Class M1, (1-mo. CME Term
SOFR at 0.29% Floor + 0.40%),
5.76%, 01/25/47
(b)
........... 5,998 5,523,121
Securitized Asset-Backed Receivables
LLC Trust
(b)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.12%), 6.48%, 10/25/35 ... 570 422,495
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.33%), 5.69%, 02/25/37 ... 674 281,477
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 6.01%, 02/25/37 ... 7,182 3,001,792
Service Experts Issuer LLC, Series
2021-1A, Class A, 2.67%, 02/02/32
(a)
9,037 8,397,305
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 22,807 22,168,242
SG Mortgage Securities Trust
(b)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 5.79%, 07/25/36 2,347 494,844
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.21%
Floor + 0.32%), 5.68%, 10/25/36 4,623 3,261,382
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.66%, 04/20/29 ... 824 823,388
Series 2015-1A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.18%, 04/20/29 ... 23,708 23,588,310
Series 2015-1A, Class CR2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.58%, 04/20/29 ... 14,000 13,993,214
Series 2015-1A, Class DR2, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 8.53%, 04/20/29 ... 1,500 1,471,032
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 4.75% Floor +
4.86%), 10.23%, 10/15/41
(a)(b)
... 20,166 21,208,207
SMB Private Education Loan Trust
(a)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 8,827 8,542,682
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 5,006 4,840,380
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,094,867
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,532,638
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 16,804 14,283,135
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 1,004 861,326
SoFi Personal Loan Trust,   6.00%,
11/12/30
(a)(c)
............... 33,972 34,099,395
Security
Par (000)
Par (000) Value
United States (continued)
SoFi Professional Loan Program LLC,
Series 2018-A, Class B, 3.61%,
02/25/42
(a)
................ USD 1,014 $ 924,557
SoFi Professional Loan Program Trust
(a)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 538 494,347
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 248,767
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 638,985
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (1-mo.
CME Term SOFR at 0.80% Floor +
0.91%), 6.27%, 01/25/35
(b)
..... 98 84,009
SpringCastle America Funding LLC
(a)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 7,504 6,921,653
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 17,747,046
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR at 2.51%
Floor + 2.51%), 7.87%, 04/17/38
(a)(b)
1,870 1,787,726
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
8,671 8,103,652
Tricon American Homes Trust
(a)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,295,498
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,589,935
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 7,438,708
Upstart Pass-Through Trust, Series
2020-ST6, Class A, 3.00%,
01/20/27
(a)
................ 722 708,756
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(a)(e)
... 19,343 18,428,029
Washington Mutual Asset-Backed
CertificatesTrust
(b)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.83%, 09/25/36 ... 12,629 3,453,235
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.49%, 10/25/36 ... 3,682 2,733,617
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 5.87%,
06/25/37
(a)(b)
............... 5,467 1,742,448
2,307,961,498
Total Asset-Backed Securities — 14.0%
(Cost: $5,326,243,549) ........................... 5,063,855,785
Shares
Shares
Common Stocks
Brazil — 0.0%
MercadoLibre, Inc.
(f)
............ 463 727,623
Canada — 0.0%
(f)
CTC Triangle BV
(c)
............. 1,318,669 15
Northern Graphite Corp. ......... 435,208 65,689
65,704

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China — 0.0%
Alibaba Group Holding Ltd., ADR ... 27,957 $ 2,166,947
BYD Co. Ltd., Class H .......... 184,981 5,102,633
JD.com, Inc., ADR ............. 11,753 339,544
PDD Holdings, Inc., ADR
(f)
........ 692 101,247
7,710,371
France — 0.0%
Accor SA ................... 21,300 815,281
Hermes International SCA ........ 356 756,683
1,571,964
Germany — 0.1%
ADLER Group SA
(f)
............ 432,415 244,568
ADLER Group SA
(a)(d)(f)
.......... 957,493 560,223
Covestro AG
(a)(d)(f)
.............. 134,578 7,842,112
Fresenius SE & Co. KGaA ........ 243,129 7,535,916
Heidelberg Materials AG ......... 9,075 811,198
K+S AG (Registered) ........... 227,359 3,589,341
RWE AG ................... 17,241 784,688
21,368,046
Italy — 0.0%
UniCredit SpA ................ 140,000 3,812,157
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. . 1,527,420 13,108,526
Mizuho Financial Group, Inc. ...... 558,440 9,525,767
Sumitomo Mitsui Financial Group, Inc. 260,540 12,677,836
35,312,129
Netherlands — 0.0%
ASML Holding NV ............. 5,392 4,070,353
Shell plc .................... 151,536 4,986,033
Shell plc, ADR ................ 10,800 710,640
9,767,026
Spain — 0.0%
Naturgy Energy Group SA ........ 24,710 737,031
United Kingdom — 0.1%
Genius Sports Ltd.
(f)
............ 1,345,384 8,314,473
Mobico Group plc ............. 2,543,814 2,743,132
NEW Look Retailers
(c)(f)
.......... 4,100,922 52
11,057,657
United States — 1.3%
Advanced Micro Devices, Inc.
(f)
.... 40,204 5,926,472
Aiven, Inc.
(c)(f)
................ 169,258 13,628,654
Alphabet, Inc., Class A
(f)
......... 5,602 782,543
Amazon.com, Inc.
(f)
............ 55,000 8,356,700
Astra Space, Inc., Class A
(f)
....... 69,879 159,324
Booking Holdings, Inc.
(f)
......... 238 844,238
Boyd Gaming Corp. ............ 44,825 2,806,493
Caesars Entertainment, Inc.
(f)
...... 51,797 2,428,243
California Resources Corp.
(g)
...... 178,493 9,759,997
Carlson Travel, Inc.
(f)
........... 17,611 52,833
Carnival Corp.
(f)
............... 49,734 922,068
Cheniere Energy, Inc. ........... 39,968 6,822,937
Chesapeake Energy Corp. ....... 29,530 2,272,038
Citigroup, Inc. ................ 132,710 6,826,602
Colgate-Palmolive Co. .......... 9,428 751,506
Comerica, Inc. ................ 25,971 1,449,442
ConocoPhillips ............... 6,498 754,223
Crown PropTech Acquisitions
(c)(f)
.... 229,536 73,452
Crown PropTech Acquisitions
(c)(f)
.... 49,900 —
Crown PropTech Acquisitions, Class A
(f)
133,068 1,417,174
Customers Bancorp, Inc.
(f)
........ 10,456 602,475
Security
Shares
Shares Value
United States (continued)
CXApp, Inc., (Acquired 06/29/23, cost
$174)
(f)(h)
.................. 89,820 $ 467,962
Davidson Kempner Merchant Co-Invest
Fund LP, (Acquired 03/31/23, cost
$6,788,939)
(f)(h)(i)
............ —
(j)
33,629,957
Dell Technologies, Inc., Class C .... 9,828 751,842
Delta Air Lines, Inc. ............ 50,250 2,021,558
Diamondback Energy, Inc. ........ 4,876 756,170
DiamondRock Hospitality Co. ...... 550,089 5,165,336
Edison International ............ 11,154 797,400
Element Solutions, Inc. .......... 302,555 7,001,123
Eli Lilly & Co.
(g)
............... 13,182 7,684,051
EOG Resources, Inc. ........... 6,053 732,110
Fanatics Holdings, Inc., Class
A, (Acquired 12/15/21, cost
$27,387,008)
(c)(f)(h)
........... 403,700 29,776,912
Farmers Business Network, Inc.
(c)(f)
.. 217,669 853,263
First Citizens BancShares, Inc., Class A 2,397 3,401,271
Ford Motor Co. ............... 320,713 3,909,492
Forestar Group, Inc.
(f)
........... 118,660 3,924,086
General Dynamics Corp. ......... 27,232 7,071,333
General Motors Co. ............ 110,202 3,958,456
Golden Entertainment, Inc. ....... 79,939 3,191,964
Green Plains, Inc.
(f)
............ 308,129 7,771,013
HawkEye 360, Inc.
(c)(f)
........... 1,684,066 15,897,583
HCA Healthcare, Inc.
(g)
.......... 35,033 9,482,732
Humana, Inc. ................ 635 290,709
Informatica, Inc., Class A
(f)(k)
....... 353,366 10,032,061
Intel Corp. .................. 30,000 1,507,500
Intuit, Inc. ................... 1,301 813,164
JPMorgan Chase & Co. ......... 18,000 3,061,800
KLA Corp. ................... 12,112 7,040,706
Las Vegas Sands Corp. ......... 94,912 4,670,620
Latch, Inc.
(f)
.................. 715,325 479,268
Lennar Corp., Class A ........... 5,990 892,750
Lions Gate Entertainment Corp., Class
A
(f)
...................... 661,236 7,207,472
Lockheed Martin Corp. .......... 6,100 2,764,764
Lululemon Athletica, Inc.
(f)
........ 1,677 857,433
M/I Homes, Inc.
(f)
.............. 43,739 6,024,610
Marathon Petroleum Corp. ....... 90,673 13,452,246
McDonald's Corp. ............. 40,746 12,081,597
Meta Platforms, Inc., Class A
(f)
..... 22,288 7,889,061
MGM Resorts International
(f)
...... 70,000 3,127,600
Micron Technology, Inc. .......... 140,000 11,947,600
Microsoft Corp. ............... 11,965 4,499,319
Mr Cooper Group, Inc.
(f)
......... 112,359 7,316,818
MSCI, Inc. .................. 1,414 799,829
Netflix, Inc.
(f)
................. 1,562 760,507
New Look Builders, Inc.
(c)(f)
........ 8,689,610 87
Northrop Grumman Corp. ........ 17,958 8,406,858
NVIDIA Corp. ................ 9,136 4,524,330
ONEOK, Inc. ................. 10,884 764,275
Opendoor Technologies, Inc.
(f)
..... 1,367,000 6,124,160
Paramount Global, Class B ....... 104,922 1,551,796
Park Hotels & Resorts, Inc. ....... 294,791 4,510,302
Phillips 66 ................... 72,657 9,673,553
Playstudios, Inc.
(f)
............. 1,145,983 3,105,614
Progressive Corp. (The) ......... 4,527 721,061
Rapidsos, Inc.
(f)
............... 10,953,097 15,957,567
Rockwell Automation, Inc. ........ 26,484 8,222,752
RXO, Inc.
(f)
.................. 20,000 465,200
Salesforce, Inc.
(f)
.............. 28,012 7,371,078
Sarcos Technology & Robotics Corp.
(f)
73,917 53,316
Sarcos Technology & Robotics Corp.
(f)
20,157 14,540

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sarcos Technology & Robotics Corp.
(f)
833,632 $ 601,299
Schlumberger NV ............. 61,799 3,216,020
Sempra .................... 10,162 759,406
Service Properties Trust ......... 768,304 6,561,316
ServiceNow, Inc.
(f)
............. 1,084 765,835
Snorkel AI, Inc., (Acquired 06/30/21,
cost $609,993)
(c)(f)(h)
.......... 40,613 353,333
Sonder Holdings, Inc., Class A
(f)
.... 60,116 203,794
Space Exploration Technologies Corp.,
Class A, (Acquired 08/21/23, cost
$7,985,223)
(c)(f)(h)
............ 98,583 7,985,223
Space Exploration Technologies Corp.,
Class C, (Acquired 08/21/23, cost
$8,570,448)
(c)(f)(h)
............ 105,808 8,570,448
Sunstone Hotel Investors, Inc. ..... 331,117 3,552,885
Texas Capital Bancshares, Inc.
(f)
.... 34,883 2,254,488
Thermo Fisher Scientific, Inc. ...... 10,000 5,307,900
TransDigm Group, Inc. .......... 770 778,932
Transocean Ltd.
(f)
.............. 2,193,850 13,930,948
Uber Technologies, Inc.
(f)
......... 65,185 4,013,441
Valero Energy Corp. ............ 55,427 7,205,510
Walmart, Inc. ................. 12,996 2,048,819
Wells Fargo & Co. ............. 106,500 5,241,930
Welltower, Inc. ................ 8,401 757,518
Xenia Hotels & Resorts, Inc. ...... 202,813 2,762,313
470,738,309
Total Common Stocks — 1.6%
(Cost: $600,376,483) ............................. 562,868,017
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
Generacion Mediterranea SA, 9.88%
,
12/01/27
(a)
................ USD 6,008 5,228,650
Australia — 0.3%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 6,309 5,475,029
BHP Billiton Finance Ltd., (5-Year EUR
Swap Annual + 4.80%), 5.63%
,
10/22/79
(b)(d)
............... EUR 6,900 7,654,686
FMG Resources August 2006 Pty. Ltd.
(a)
4.38%, 04/01/31 ............ USD 5,898 5,393,803
6.13%, 04/15/32 ............ 14,256 14,358,700
Glencore Capital Finance DAC, 1.13%
,
03/10/28
(d)
................ EUR 7,600 7,720,647
Glencore Finance Europe Ltd., 3.13%
,
03/26/26
(d)
................ GBP 8,000 9,795,124
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ USD 4,407 4,688,034
Oceana Australian Fixed Income Trust
(c)
12.00%, 07/31/25 ........... AUD 11,002 7,488,316
12.50%, 07/31/26 ........... 16,502 11,252,035
12.50%, 07/31/27 ........... 27,503 18,766,284
Origin Energy Finance Ltd., 1.00%
,
09/17/29
(d)
................ EUR 18,101 17,390,177
Transurban Finance Co. Pty. Ltd.,
4.23%
,
04/26/33
(d)
........... 3,430 3,985,562
Security
Par (000)
Par (000) Value
Australia (continued)
Westpac Banking Corp., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.00%), 4.11%
,
07/24/34
(b)
................ USD 4,065 $ 3,716,348
117,684,745
Austria — 0.1%
ams-OSRAM AG
0.00%, 03/05/25
(d)(l)(m)
......... EUR 12,000 12,257,996
2.13%, 11/03/27
(d)(m)
......... 5,100 4,426,702
10.50%, 03/30/29
(d)
.......... 8,629 10,333,312
12.25%, 03/30/29
(a)
.......... USD 1,705 1,896,096
Lenzing AG
(5-Year EUR Swap Annual +
11.21%), 5.75%
(b)(d)(n)
....... EUR 16,000 15,179,754
44,093,860
Belgium — 0.4%
Anheuser-Busch Cos. LLC, 4.70%
,
02/01/36 ................. USD 4,602 4,586,985
Anheuser-Busch InBev SA
(d)
9.75%, 07/30/24 ............ GBP 27,461 35,753,281
4.00%, 09/24/25 ............ 3,266 4,131,826
Azelis Finance NV, 5.75%
,
03/15/28
(d)
EUR 3,242 3,695,681
FLUVIUS System Operator CVBA,
3.88%
,
03/18/31
(d)
........... 20,200 23,105,660
KBC Bank NV, 3.75%
,
09/28/26
(d)
... 38,600 43,663,294
KBC Group NV
(b)(d)
(3-mo. EURIBOR + 0.95%), 4.50%,
06/06/26 ............... 6,500 7,251,091
(GUKG1 + 0.92%), 1.25%, 09/21/27 GBP 3,300 3,824,449
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00%
(n)
.......... EUR 2,400 2,813,748
Syensqo SA, (5-Year EUR Swap
Annual + 2.98%), 2.50%
(b)(d)(n)
.... 1,100 1,149,985
129,976,000
Brazil — 0.2%
Azul Secured Finance LLP, 11.93%
,
08/28/28
(a)
................ USD 9,124 9,420,530
Banco Votorantim SA, 4.50%
,
09/24/24
(d)
................ 3,726 3,661,019
Braskem Netherlands Finance BV
8.50%, 01/12/31
(a)
........... 5,392 5,028,040
8.50%, 01/12/31
(d)
........... 5,000 4,662,500
7.25%, 02/13/33
(a)
........... 6,652 5,537,790
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(a)(b)
.. 3,020 2,597,200
CSN Resources SA, 5.88%
,
04/08/32
(a)
1,771 1,528,036
Embraer Netherlands Finance BV
6.95%, 01/17/28
(a)
........... 4,250 4,364,495
6.95%, 01/17/28
(d)
........... 1,494 1,534,248
7.00%, 07/28/30
(a)
........... 7,422 7,755,174
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(a)
........... 7,218 5,593,872
7.25%, 06/30/31
(d)
........... 4,111 3,186,335
Minerva Luxembourg SA, 8.88%
,
09/13/33
(a)
................ 6,915 7,312,682
Petrorio Luxembourg Trading SARL,
6.13%
,
06/09/26
(a)
........... 5,763 5,644,282
Suzano Austria GmbH
5.00%, 01/15/30 ............ 3,692 3,546,628
Series DM3N, 3.13%, 01/15/32 .. 3,642 3,009,202
7.00%, 03/16/47
(a)
........... 200 209,800

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil (continued)
Tupy Overseas SA, 4.50%
,
02/16/31
(d)
USD 2,500 $ 2,149,950
76,741,783
Canada — 0.5%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
13 12,281
ARI FCP Investments LP, (1M Sofr
FWD + 3.50%), 0.00%
,
01/30/25
(b)(c)
2,920 2,861,553
Brookfield Residential Properties, Inc.
(a)
6.25%, 09/15/27 ............ 4,134 4,005,377
5.00%, 06/15/29 ............ 2,902 2,575,953
Canadian Pacific Railway Co.
1.35%, 12/02/24 ............ 8,300 8,002,213
4.00%, 06/01/28 ............ 8,155 7,958,466
Enbridge, Inc., 6.70%
,
11/15/53 .... 12,635 14,694,906
Garda World Security Corp.
(a)
9.50%, 11/01/27 ............ 2,793 2,815,760
7.75%, 02/15/28 ............ 1,621 1,677,102
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 99,478 103,864,595
Mattamy Group Corp.
(a)
5.25%, 12/15/27 ............ 6,238 6,064,583
4.63%, 03/01/30 ............ 7,171 6,645,759
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ 1,725 1,709,924
Rogers Communications, Inc., 2.95%
,
03/15/25 ................. 16,000 15,523,255
Toronto-Dominion Bank (The)
2.80%, 03/10/27 ............ 1,414 1,335,097
2.88%, 04/05/27
(d)
........... GBP 3,266 3,946,864
183,693,688
Chile — 0.1%
Engie Energia Chile SA, 3.40%
,
01/28/30
(d)
................ USD 5,338 4,579,003
Kenbourne Invest SA
6.88%, 11/26/24
(a)
........... 14,714 10,184,847
6.88%, 11/26/24
(d)
........... 8,100 5,606,719
4.70%, 01/22/28
(a)
........... 1,288 679,420
4.70%, 01/22/28
(d)
........... 7,292 3,846,530
24,896,519
China — 0.3%
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(c)(d)(f)(o)
.. CNY 2,990 —
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)(f)(m)(o)
... EUR 13,600 6,475,014
Fantasia Holdings Group Co. Ltd.
(d)(f)(o)
6.95%, 12/17/21 ............ USD 3,180 71,550
11.75%, 04/17/22 ........... 10,550 237,375
7.95%, 07/05/22 ............ 5,938 133,605
11.88%, 06/01/23 ........... 3,142 70,695
9.88%, 10/19/23 ............ 3,695 83,138
Fortune Star BVI Ltd., 5.95%
,
10/19/25
(d)
................ 2,561 2,123,965
Huarong Finance 2019 Co. Ltd., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 6.98%),
4.25%
(b)(d)(n)
................ 800 738,000
iQIYI, Inc., 6.50%
,
03/15/28
(d)(m)
.... 14,400 13,292,640
Luye Pharma Group Ltd., 6.25%
,
07/06/28
(d)(m)
............... 8,084 7,761,057
Meituan, 3.05%
,
10/28/30
(d)
....... 1,500 1,264,170
New Metro Global Ltd., 4.50%
,
05/02/26
(d)
................ 853 209,795
Security
Par (000)
Par (000) Value
China (continued)
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(c)(d)(f)(o)
............. HKD 8,000 $ —
NXP BV
3.88%, 06/18/26 ............ USD 17,425 16,990,072
4.40%, 06/01/27 ............ 8,300 8,194,922
4.30%, 06/18/29 ............ 5,475 5,309,764
3.40%, 05/01/30 ............ 12,472 11,441,439
Tencent Holdings Ltd., 3.93%
,
01/19/38
(d)
................ 3,000 2,544,180
Tencent Music Entertainment Group,
2.00%
,
09/03/30 ............ 2,860 2,310,165
Weibo Corp., 1.38%
,
12/01/30
(a)(m)
.. 12,467 13,470,594
Yanlord Land HK Co. Ltd., 6.80%
,
02/27/24
(d)
................ 1,165 1,110,746
93,832,886
Colombia — 0.1%
ABRA Global Finance, 11.50%
,
(11.50%
Cash or 11.50% PIK), 03/02/28
(a)(p)
8,496 6,246,564
Avianca Midco 2 plc, 9.00%
,
12/01/28
(a)
11,125 9,734,034
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 176,178
Gran Tierra Energy, Inc., 9.50%
,
10/15/29
(a)
................ 11,340 9,865,800
Oleoducto Central SA, 4.00%
,
07/14/27
(d)
................ 6,049 5,594,659
Promigas SA ESP, 3.75%
,
10/16/29
(a)
4,488 3,980,407
SierraCol Energy Andina LLC, 6.00%
,
06/15/28
(d)
................ 3,960 3,297,096
SURA Asset Management SA, 4.88%
,
04/17/24
(d)
................ 4,613 4,571,806
43,466,544
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 1,750 1,794,573
Cyprus — 0.0%
ASG Finance DAC, 7.88%
,
12/03/24
(a)
6,821 6,650,475
Bank of Cyprus PCL, (1-Year EUR
Swap Annual + 2.79%), 2.50%
,
06/24/27
(b)(d)
............... EUR 7,339 7,433,483
14,083,958
Czech Republic — 0.1%
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(d)
........... 13,793 15,988,121
Denmark — 0.1%
(d)
Danske Bank A/S
(b)
(1-Year EUR Swap Annual +
0.85%), 1.38%, 02/17/27 .... 15,000 15,770,334
(GUKG1 + 1.65%), 2.25%, 01/14/28 GBP 8,000 9,304,485
(1-Year EUR Swap Annual +
1.35%), 4.50%, 11/09/28 ..... EUR 10,000 11,388,282
Nassa Topco A/S, 2.88%
,
04/06/24 .. 3,200 3,500,239
39,963,340
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 5,398 5,356,435
Finland — 0.2%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(d)
........... EUR 6,573 6,548,778
4.88%, 02/04/28
(a)
........... USD 2,800 2,444,951

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Finland (continued)
Nordea Bank Abp
(b)(d)
(3-mo. EURIBOR + 0.48%), 3.63%,
02/10/26 ............... EUR 7,000 $ 7,703,849
(3-mo. EURIBOR + 0.68%), 4.38%,
09/06/26 ............... 12,000 13,412,197
OP Mortgage Bank, 3.38%
,
02/15/27
(d)
25,030 28,106,308
58,216,083
France — 3.0%
Accor SA, (5-Year EUR Swap Annual +
3.25%), 2.63%
(b)(d)(n)
.......... 3,900 4,179,584
Air France-KLM
(d)
0.13%, 03/25/26
(m)
.......... 10,201 1,965,474
7.25%, 05/31/26 ............ 1,800 2,116,272
8.13%, 05/31/28 ............ 3,600 4,500,240
Altice Financing SA, 11.50%
,
02/01/27 6,884 7,618,591
Altice France SA
(d)
2.50%, 01/15/25 ............ 4,848 5,142,924
5.88%, 02/01/27 ............ 9,541 9,353,410
4.25%, 10/15/29 ............ 2,798 2,447,686
Arkema SA, (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(b)(d)(n)
......... 2,300 2,348,044
Atos SE
(d)
0.00%, 11/06/24
(l)(m)
.......... 15,400 13,604,588
1.75%, 05/07/25 ............ 300 251,654
AXA SA, (3-mo. EURIBOR + 3.60%),
4.25%
,
03/10/43
(b)(d)
.......... 9,500 10,340,315
Banijay Entertainment SASU, 7.00%
,
05/01/29
(d)
................ 10,075 11,706,217
Banque Federative du Credit Mutuel
SA
(d)
3.00%, 09/11/25 ............ 11,000 12,047,263
4.88%, 09/25/25 ............ GBP 21,000 26,749,716
4.13%, 03/13/29 ............ EUR 29,700 34,010,895
4.00%, 11/21/29 ............ 10,400 11,884,043
4.38%, 05/02/30 ............ 22,000 25,227,872
4.13%, 06/14/33 ............ 18,400 21,301,298
BNP Paribas SA
(USISOA05 + 4.15%), 6.63%
(a)(b)(n)
USD 2,661 2,641,083
(3-mo. EURIBOR + 0.70%), 0.25%,
10/07/24
(b)(d)
............. EUR 27,000 27,648,350
(5-Year USD Swap Semi + 5.15%),
7.38%
(b)(d)(n)
.............. USD 734 735,019
3.38%, 01/23/26
(d)
........... GBP 13,266 16,390,385
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(b)(n)
........ USD 1,754 1,532,620
1.88%, 12/14/27
(d)
........... GBP 3,300 3,784,277
(3-mo. EURIBOR + 1.37%), 2.75%,
07/25/28
(b)(d)
............. EUR 9,000 9,669,476
(5-Year EUR Swap Annual +
4.65%), 6.88%
(b)(d)(n)
........ 3,200 3,656,141
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(b)(d)(n)
........ 5,400 6,338,742
(3-mo. EURIBOR + 0.83%), 0.88%,
07/11/30
(b)(d)
............. 21,000 19,971,138
(5-Year EUR Swap Annual +
1.17%), 0.88%, 08/31/33
(b)(d)
.. 3,500 3,312,754
Series TMO, (BFRTMO - 0.25%),
2.82%
(b)(n)
............... 1,983 1,532,598
BPCE SA
(b)(d)
(3-mo. EURIBOR + 1.00%), 0.50%,
09/15/27 ............... 15,000 15,269,417
(3-mo. EURIBOR + 1.60%), 4.63%,
03/02/30 ............... 34,100 39,319,884
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EUR Swap Annual +
1.57%), 1.75%, 02/02/34 .... EUR 8,000 $ 7,769,396
(5-Year EUR Swap Annual +
2.50%), 5.13%, 01/25/35 .... 10,700 12,145,276
Burger King France SAS, (3-mo.
EURIBOR at 4.75% Floor + 4.75%),
8.72%
,
11/01/26
(b)(d)
.......... 3,800 4,215,987
Casino Guichard Perrachon SA
(b)(f)(n)(o)
(5-Year EURIBOR ICE Swap Rate +
3.82%), 3.99%
(d)
.......... 9,500 34,831
(10-Year EURIBOR ICE Swap
Rate  at 9.00% Cap + 1.00%),
4.47% ................. 11,374 62,782
Cie de Saint-Gobain SA, 3.75%
,
11/29/26
(d)
................ 23,100 25,923,087
Clariane SE, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
9.08%), 4.13%
(b)(d)(n)
.......... GBP 9,000 6,080,080
Cofiroute SA, 1.13%
,
10/13/27
(d)
.... EUR 2,400 2,491,571
Credit Agricole SA
(d)
2.63%, 03/17/27 ............ 11,500 12,297,767
(GUKG1 + 2.60%), 5.75%,
11/29/27
(b)
.............. GBP 22,500 29,325,490
(5-Year EUR Swap Annual +
1.90%), 1.63%, 06/05/30
(b)
... EUR 6,900 7,357,444
3.88%, 04/20/31 ............ 41,800 47,667,437
Elior Group SA, 3.75%
,
07/15/26
(d)
.. 5,906 6,006,680
Engie SA
(d)
3.63%, 12/06/26 ............ 13,700 15,336,337
3.75%, 09/06/27 ............ 9,900 11,148,146
1.38%, 06/22/28 ............ 3,300 3,388,358
4.50%, 09/06/42 ............ 14,000 16,626,181
Eutelsat SA, 1.50%
,
10/13/28
(d)
.... 10,800 8,941,995
Forvia SE
(d)
2.63%, 06/15/25 ............ 3,003 3,250,331
7.25%, 06/15/26 ............ 1,573 1,838,534
2.75%, 02/15/27 ............ 8,652 9,127,122
3.75%, 06/15/28 ............ 8,599 9,290,079
Goldstory SAS
(d)
5.38%, 03/01/26 ............ 9,040 9,943,781
(3-mo. EURIBOR at 5.50% Floor +
5.50%), 9.47%, 03/01/26
(b)
... 2,350 2,618,357
Holding d'Infrastructures des Metiers de
l'Environnement
(d)
0.13%, 09/16/25 ............ 9,300 9,640,567
0.63%, 09/16/28 ............ 17,684 16,949,414
Iliad Holding SASU
(d)
5.13%, 10/15/26 ............ 4,419 4,853,417
5.63%, 10/15/28 ............ 300 332,000
Iliad SA
(d)
5.38%, 06/14/27 ............ 12,200 13,804,895
5.38%, 02/15/29 ............ 15,900 17,991,625
5.63%, 02/15/30 ............ 7,600 8,670,247
JCDecaux SE, 2.63%
,
04/24/28
(d)
... 8,300 8,964,172
Kering SA, 5.13%
,
11/23/26
(d)
...... GBP 18,900 24,569,282
La Banque Postale SA, 4.00%
,
05/03/28
(d)
................ EUR 9,700 11,015,322
La Financiere Atalian SASU
(d)
4.00%, 05/15/24 ............ 3,408 2,973,220
5.13%, 05/15/25 ............ 10,739 8,678,094
6.63%, 05/15/25 ............ GBP 1,571 1,461,639
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 4.00% Floor + 4.00%),
7.93%
,
07/01/26
(b)(d)
.......... EUR 1,331 1,463,759
L'Oreal SA, 0.38%
,
03/29/24
(d)
..... 2,000 2,188,696

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Loxam SAS
(d)
3.75%, 07/15/26 ............ EUR 6,681 $ 7,279,992
4.50%, 02/15/27 ............ 921 1,014,399
4.50%, 04/15/27 ............ 500 521,616
5.75%, 07/15/27 ............ 828 895,881
6.38%, 05/15/28 ............ 2,073 2,379,799
6.38%, 05/31/29 ............ 8,268 9,446,920
Novafives SAS
(d)
5.00%, 06/15/25 ............ 2,727 2,957,367
(3-mo. EURIBOR at 4.50% Floor +
4.50%), 8.43%, 06/15/25
(b)
... 4,450 4,845,029
Paprec Holding SA
(d)
6.50%, 11/17/27 ............ 947 1,116,949
7.25%, 11/17/29 ............ 4,089 4,835,678
Picard Bondco SA, 5.38%
,
07/01/27
(d)
1,670 1,723,763
Picard Groupe SAS, 3.88%
,
07/01/26
(d)
9,451 10,145,197
RCI Banque SA
(d)
4.13%, 12/01/25 ............ 8,108 9,011,423
4.63%, 07/13/26 ............ 4,275 4,822,590
(5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(b)
... 26,400 28,182,519
Sabena Technics SAS, (Acquired
10/28/22, cost $16,982,711), (3-
mo. EURIBOR + 5.00%), 8.93%,
09/30/29
(b)( c)(h)
.............. 17,291 19,088,399
Societe Generale SA
1.88%, 10/03/24
(d)
........... GBP 3,300 4,096,400
(5-Year USD Swap Rate + 5.87%),
8.00%
(a)(b)(n)
.............. USD 3,010 3,007,763
(3-mo. EURIBOR + 1.50%), 1.13%,
04/21/26
(b)(d)
............. EUR 17,500 18,640,830
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(a)(b)(n)
........ USD 3,240 3,389,422
(3-mo. EURIBOR + 1.80%), 4.25%,
12/06/30
(b)(d)
............. EUR 7,000 7,848,078
5.63%, 06/02/33
(d)
........... 3,600 4,235,596
Teleperformance SE
(d)
5.25%, 11/22/28 ............ 7,800 9,004,772
5.75%, 11/22/31 ............ 2,900 3,399,849
Thales SA
(d)
0.00%, 03/26/26 ............ 9,200 9,467,842
4.25%, 10/18/31 ............ 19,900 23,323,145
TotalEnergies Capital Canada Ltd.,
2.13%
,
09/18/29
(d)
........... 18,300 19,324,132
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(d)
........... GBP 3,300 3,963,151
TotalEnergies SE
(b)(d)(n)
(5-Year EUR Swap Annual +
1.77%), 1.75% ........... EUR 34,878 38,092,196
(5-Year EUR Swap Annual +
2.15%), 2.63% ........... 14,270 15,379,224
Series NC7, (5-Year EUR Swap
Annual + 1.99%), 1.63% ..... 22,900 22,601,789
Vallourec SACA, 8.50%
,
06/30/26
(d)
. 11,512 12,770,729
Worldline SA
(d)(l)(m)
0.00%, 07/30/25 ............ 5,617 6,783,758
0.00%, 07/30/26 ............ 8,847 8,710,082
1,067,347,647
Germany — 3.0%
ADLER Group SA, 21.00%
,
(21.00%
Cash or 21.00% PIK), 07/31/25
(l)(p)
2,500 2,557,493
Agps Bondco plc
(d)(f)(o)
6.00%, 08/05/25 ............ 11,000 4,389,857
Security
Par (000)
Par (000) Value
Germany (continued)
5.50%, 11/13/26 ............ EUR 8,700 $ 3,313,506
5.00%, 04/27/27 ............ 2,800 1,020,050
5.00%, 01/14/29 ............ 14,200 5,000,673
Allianz SE, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.17%), 3.20%
(b)(d)(n)
......... USD 18,800 14,838,801
Aroundtown SA
(d)
(5-Year GBP Swap + 4.38%),
4.75%
(b)(n)
............... GBP 4,476 2,473,262
(5-Year EUR Swap Annual +
3.98%), 3.38%
(b)(n)
......... EUR 4,400 1,962,615
0.00%, 07/16/26 ............ 4,200 3,883,580
2.00%, 11/02/26 ............ 2,000 1,942,607
0.38%, 04/15/27 ............ 7,700 6,825,578
1.45%, 07/09/28 ............ 3,900 3,350,294
AT Securities BV, (5-Year USD Swap
Semi + 3.55%), 7.75%
(b)(d)(n)
..... USD 6,250 2,853,250
ATF Netherlands BV, (5-Year EUR
Swap Annual + 4.38%), 7.08%
(b)(d)(n)
EUR 13,400 6,360,960
Bayer AG
(d)
0.05%, 01/12/25 ............ 4,400 4,668,844
4.00%, 08/26/26 ............ 16,230 18,165,798
4.63%, 05/26/33 ............ 5,816 6,699,303
(5-Year EURIBOR ICE Swap Rate +
2.65%), 2.38%, 11/12/79
(b)
... 64,600 68,355,590
(5-Year EUR Swap Annual +
3.75%), 4.50%, 03/25/82
(b)
... 15,000 15,731,288
Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%,
09/25/83
(b)
.............. 2,000 2,243,778
(5-Year EUR Swap Annual +
3.90%), 7.00%, 09/25/83
(b)
... 11,400 12,978,312
Bayer US Finance LLC
(a)
6.50%, 11/21/33 ............ USD 79,745 82,409,764
6.88%, 11/21/53 ............ 18,409 19,605,589
BMW Finance NV, 3.63%
,
05/22/35
(d)
EUR 7,014 8,051,173
BRANICKS Group AG, 2.25%
,
09/22/26
(d)
................ 4,200 1,586,131
Cheplapharm Arzneimittel GmbH
(d)
3.50%, 02/11/27 ............ 5,297 5,650,195
4.38%, 01/15/28 ............ 13,245 14,222,496
7.50%, 05/15/30 ............ 1,502 1,763,534
Commerzbank AG
(d)
0.10%, 09/11/25 ............ 5,328 5,572,133
(5-Year EUR Swap Annual +
6.36%), 6.13%
(b)(n)
......... 16,200 17,235,695
(5-Year EUR Swap Annual +
6.36%), 6.13%
(b)(n)
......... 6,600 7,021,950
(5-Year EUR Swap Annual +
6.74%), 6.50%
(b)(n)
......... 3,800 3,988,112
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63%, 02/28/33
(b)
......... GBP 7,200 9,748,760
(5-Year EURIBOR ICE Swap Rate +
3.70%), 6.75%, 10/05/33
(b)
... EUR 3,500 4,111,883
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(d)
... 14,900 9,849,206
Deutsche Bahn Finance GmbH
(d)
(5-Year EUR Swap Annual +
1.26%), 0.95%
(b)(n)
......... 32,400 34,096,256
3.50%, 09/20/27 ............ 5,440 6,173,822
4.00%, 11/23/43 ............ 3,270 3,937,610
Deutsche Bank AG
(b)
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(d)(n)
........ 3,000 3,607,347

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
(1-day SOFR + 2.51%), 6.82%,
11/20/29 ............... USD 12,883 $ 13,563,795
(1-day SOFR + 5.44%), 5.88%,
07/08/31 ............... 1,296 1,257,039
(1-day SOFR + 2.76%), 3.73%,
01/14/32 ............... 6,352 5,323,996
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00%, 06/24/32
(d)
... EUR 12,000 12,724,128
(1-day SOFR + 3.65%), 7.08%,
02/10/34 ............... USD 10,278 10,569,337
Deutsche Lufthansa AG
(d)
2.00%, 07/14/24 ............ EUR 5,300 5,756,220
3.75%, 02/11/28 ............ 1,900 2,066,722
3.50%, 07/14/29 ............ 1,900 2,039,316
Deutsche Telekom International
Finance BV, 8.88%
,
11/27/28 .... GBP 11,856 18,169,247
E.ON International Finance BV
1.25%, 10/19/27
(d)
........... EUR 16,600 17,220,538
6.38%, 06/07/32 ............ GBP 3,800 5,344,603
E.ON SE
0.38%, 09/29/27
(d)
........... EUR 8,000 8,061,989
3.50%, 10/26/37 ............ 9,500 10,228,850
EnBW Energie Baden-Wuerttemberg
AG
(b)(d)
(5-Year EUR Swap Annual +
1.42%), 1.13%, 11/05/79 ..... 9,100 9,807,354
(5-Year EUR Swap Annual +
2.18%), 2.13%, 08/31/81 .... 22,400 19,246,176
EnBW International Finance BV
(d)
3.63%, 11/22/26 ............ 5,795 6,507,617
4.30%, 05/23/34 ............ 13,730 16,021,499
Envalior, (6M EURIBOR + 9.50%),
13.63%
,
03/31/31
(b)(c)
......... 20,087 19,957,442
Eurogrid GmbH, 3.72%
,
04/27/30
(d)
.. 7,400 8,327,648
Fresenius SE & Co. KGaA, 4.25%
,
05/28/26
(d)
................ 13,500 15,228,903
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ............ 7,590 8,255,391
4.13%, 05/15/28 ............ 3,348 3,649,026
6.75%, 05/15/30 ............ 833 973,616
HT Troplast GmbH, 9.38%
,
07/15/28
(d)
8,390 9,395,237
IHO Verwaltungs GmbH
(p)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26
(d)
.............. 6,023 6,547,493
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)(d)
............. 2,941 3,171,854
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 400 389,730
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(b)(d)
............. EUR 1,618 1,942,358
PCF GmbH
(d)
4.75%, 04/15/26 ............ 1,566 1,250,967
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.71%, 04/15/26
(b)
... 5,069 4,294,870
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25
(d)
................ 3,000 3,217,628
Renk AG, 5.75%
,
07/15/25
(d)
...... 10,370 11,362,697
Robert Bosch GmbH, 4.38%
,
06/02/43
(d)
................ 11,700 13,846,854
Sartorius Finance BV
(d)
4.25%, 09/14/26 ............ 4,500 5,078,397
4.38%, 09/14/29 ............ 10,000 11,433,831
4.88%, 09/14/35 ............ 10,000 11,635,633
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(d)
....... 7,115 7,815,714
Security
Par (000)
Par (000) Value
Germany (continued)
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(d)
....... EUR 15,866 $ 17,101,630
Tele Columbus AG, 3.88%
,
05/02/25
(d)
7,977 5,574,330
thyssenkrupp AG, 2.88%
,
02/22/24
(d)
. 11,148 12,252,955
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(d)
................ 4,151 4,216,005
TK Elevator Midco GmbH
(d)
4.38%, 07/15/27 ............ 6,496 6,933,173
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.71%, 07/15/27
(b)
... 5,985 6,683,123
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 8,938 8,780,307
Traton Finance Luxembourg SA,
0.13%
,
03/24/25
(d)
........... EUR 7,900 8,334,071
TUI Cruises GmbH, 6.50%
,
05/15/26
(d)
1,098 1,193,955
Volkswagen Bank GmbH, 4.25%
,
01/07/26
(d)
................ 4,600 5,136,467
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(d)
........... 7,500 7,488,325
Volkswagen Financial Services NV
(d)
2.13%, 06/27/24 ............ GBP 13,500 16,887,745
1.88%, 12/03/24 ............ 1,800 2,215,765
4.25%, 10/09/25 ............ 1,400 1,756,521
5.50%, 12/07/26 ............ 26,400 34,082,156
6.50%, 09/18/27 ............ 17,000 22,627,707
Volkswagen International Finance NV
(b)
(d)(n)
Series NC6, (6-Year EUR Swap
Annual + 2.97%), 3.38% ..... EUR 61,800 67,371,309
(5-Year EUR Swap Annual +
2.92%), 3.75% ........... 1,700 1,757,468
Series PNC5, (5-Year EUR Swap
Annual + 4.29%), 7.50% ..... 1,100 1,319,082
(9-Year EUR Swap Annual +
3.96%), 3.88% ........... 5,600 5,657,588
Volkswagen Leasing GmbH, 0.63%
,
07/19/29
(d)
................ 15,631 14,807,618
Wintershall Dea Finance 2 BV
(b)(d)(n)
Series NC5, (5-Year EUR Swap
Annual + 2.92%), 2.50% ..... 27,300 27,274,740
Series NC8, (5-Year EUR Swap
Annual + 3.32%), 3.00% ..... 1,800 1,728,786
Wintershall Dea Finance BV, 1.33%
,
09/25/28
(d)
................ 23,600 23,256,407
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ............ 1,300 1,366,966
2.50%, 10/23/27 ............ 1,900 1,958,545
ZF Finance GmbH
(d)
3.00%, 09/21/25 ............ 7,900 8,521,489
5.75%, 08/03/26 ............ 5,100 5,813,125
2.00%, 05/06/27 ............ 1,800 1,833,562
2.75%, 05/25/27 ............ 3,100 3,251,133
2.25%, 05/03/28 ............ 1,900 1,921,839
3.75%, 09/21/28 ............ 10,700 11,377,739
1,080,412,441
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... USD 8,623 8,752,345
Guatemala — 0.0%
Millicom International Cellular SA
6.63%, 10/15/26
(a)
........... 4,708 4,578,197
5.13%, 01/15/28
(d)
........... 6,508 6,052,673
10,630,870

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong — 0.0%
AIA Group Ltd., 4.95%
,
04/04/33
(d)
.. USD 1,000 $ 1,005,680
Bank of East Asia Ltd. (The)
(b)(d)(n)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.26%), 5.88% ........... 564 524,872
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.53%), 5.83% ........... 800 693,500
Dah Sing Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.95%), 7.38%
,
11/15/33
(b)(d)
............... 1,500 1,558,830
Link CB Ltd., 4.50%
,
12/12/27
(d)(m)
... HKD 40,000 5,249,114
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(d)
........... USD 1,000 970,937
5.63%, 07/17/27
(d)
........... 200 187,563
5.38%, 12/04/29
(a)
........... 392 344,960
5.38%, 12/04/29
(d)
........... 1,500 1,320,000
REXLot Holdings Ltd.
(c)(d)(f)(m)(o)
6.00%, 04/28/17 ............ HKD 1,103 —
4.50%, 04/17/19 ............ 15,091 —
11,855,456
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.95%
,
07/31/24
(d)
................ USD 400 398,125
CA Magnum Holdings, 5.38%
,
10/31/26
(d)
................ 1,455 1,353,150
Continuum Energy Aura Pte. Ltd.,
9.50%
,
02/24/27
(a)
........... 3,729 3,798,919
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(a)
........... 6,751 6,363,023
4.50%, 02/09/27
(d)
........... 792 746,763
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 2,482 2,491,308
GMR Hyderabad International Airport
Ltd.
(d)
4.75%, 02/02/26 ............ 1,090 1,046,814
4.25%, 10/27/27 ............ 200 183,070
Greenko Dutch BV, 3.85%
,
03/29/26
(d)
241 224,266
Greenko Solar Mauritius Ltd., 5.55%
,
01/29/25
(d)
................ 200 195,875
Greenko Wind Projects Mauritius Ltd.,
5.50%
,
04/06/25
(d)
........... 1,000 980,000
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 1,712 1,699,160
India Green Power Holdings, 4.00%
,
02/22/27
(d)
................ 1,228 1,123,620
Network i2i Ltd.
(b)(d)(n)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.27%), 5.65% ........... 2,162 2,125,516
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.39%), 3.98% ........... 1,000 927,500
Periama Holdings LLC, 5.95%
,
04/19/26
(d)
................ 1,500 1,476,094
REC Ltd.
(d)
3.88%, 07/07/27 ............ 1,000 956,490
5.63%, 04/11/28 ............ 1,000 1,015,330
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(d)
................ 799 758,301
Vedanta Resources Finance II plc
8.95%, 03/11/25
(a)
........... 16,722 12,393,343
8.95%, 03/11/25
(d)
........... 7,721 5,722,342
Security
Par (000)
Par (000) Value
India (continued)
Vedanta Resources Ltd., 6.13%
,
08/09/24
(a)
................ USD 5,000 $ 3,329,500
Videocon Industries Ltd., 2.84%
,
12/31/20
(c)(d)(e)(f)(m)(o)
........... 735 —
49,308,509
Indonesia — 0.1%
Freeport Indonesia PT, 4.76%
,
04/14/27
(d)
................ 4,279 4,215,285
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(d)
................ 1,609 1,545,838
Medco Laurel Tree Pte. Ltd., 6.95%
,
11/12/28
(d)
................ 200 189,472
Medco Maple Tree Pte. Ltd., 8.96%
,
04/27/29
(a)
................ 7,533 7,674,244
Minejesa Capital BV
(d)
4.63%, 08/10/30 ............ 2,000 1,895,600
5.63%, 08/10/37 ............ 1,000 864,375
Pakuwon Jati Tbk. PT, 4.88%
,
04/29/28
(d)
................ 375 349,219
Pertamina Geothermal Energy PT,
5.15%
,
04/27/28
(d)
........... 850 851,594
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38
(d)
........... 2,700 2,467,125
Theta Capital Pte. Ltd., 8.13%
,
01/22/25
(d)
................ 1,763 1,567,060
21,619,812
Ireland — 0.1%
AerCap Ireland Capital DAC
6.10%, 01/15/27 ............ 9,721 9,928,426
5.75%, 06/06/28 ............ 6,271 6,417,994
3.00%, 10/29/28 ............ 11,754 10,731,267
AIB Group plc, (1-Year EUR Swap
Annual + 2.00%), 3.63%
,
07/04/26
(b)
(d)
...................... EUR 5,000 5,518,701
Bank of Ireland Group plc
(b)(d)
(5-Year EUR Swap Annual +
7.92%), 7.50%
(n)
.......... 8,629 9,643,650
(1-Year EURIBOR ICE Swap Rate +
1.10%), 1.88%, 06/05/26 .... 7,000 7,514,537
49,754,575
Israel — 0.1%
Energian Israel Finance Ltd., 8.50%
,
09/30/33
(a)(d)
............... USD 4,320 4,102,619
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(d)
...................... 1,615 1,473,020
Teva Pharmaceutical Finance
Netherlands II BV
4.50%, 03/01/25 ............ EUR 2,192 2,417,511
1.88%, 03/31/27
(d)
........... 2,710 2,717,575
3.75%, 05/09/27 ............ 4,876 5,185,578
7.38%, 09/15/29 ............ 15,116 18,226,045
4.38%, 05/09/30 ............ 4,764 4,929,675
7.88%, 09/15/31 ............ 1,859 2,320,841
41,372,864
Italy — 1.7%
ASTM SpA
(d)
1.50%, 01/25/30 ............ 2,600 2,494,529
2.38%, 11/25/33 ............ 2,075 1,921,184
Azzurra Aeroporti SpA
(d)
2.13%, 05/30/24 ............ 34,146 37,277,057
2.63%, 05/30/27 ............ 14,163 14,555,818

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Banco BPM SpA
(d)
3.88%, 09/18/26 ............ EUR 49,840 $ 56,028,520
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28
(b)
.............. 7,150 8,257,263
(5-Year EUR Swap Annual +
5.42%), 5.00%, 09/14/30
(b)
... 1,017 1,136,334
(5-Year EUR Swap Annual +
3.80%), 3.25%, 01/14/31
(b)
... 10,700 11,487,428
(5-Year EUR Swap Annual +
3.17%), 2.88%, 06/29/31
(b)
... 9,065 9,456,905
(5-Year EUR Swap Annual +
3.40%), 3.38%, 01/19/32
(b)
... 6,650 6,931,918
CA Auto Bank SpA, 0.00%
,
04/16/24
(d)
9,300 10,154,006
Cedacri Mergeco SpA
(b)(d)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 8.63%, 05/15/28 .... 1,281 1,371,028
(3-mo. EURIBOR + 5.50%), 9.50%,
05/15/28 ............... 6,800 7,394,257
Cerved Group SpA, (3-mo. EURIBOR
at 5.25% Floor + 5.25%), 9.18%
,
02/15/29
(b)(d)
............... 3,600 3,840,289
doValue SpA, 3.38%
,
07/31/26
(d)
... 5,415 5,369,221
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(d)
....... 11,944 14,075,236
Eni SpA
(d)
Series NC5., (5-Year EUR Swap
Annual + 3.17%), 2.63%
(b)(n)
... 34,200 36,197,692
Series NC9, (5-Year EUR Swap
Annual + 2.77%), 2.75%
(b)(n)
... 26,000 24,620,028
4.25%, 05/19/33 ............ 14,230 16,476,195
Fiber Bidco SpA, 11.00%
,
10/25/27
(d)
8,972 10,796,057
FIS Fabbrica Italiana Sintetici SpA,
5.63%
,
08/01/27
(d)
........... 5,703 5,839,379
Iccrea Banca SpA, 4.00%
,
11/08/27
(d)
33,040 37,470,116
IMA Industria Macchine Automatiche
SpA, 3.75%
,
01/15/28
(d)
....... 7,872 8,088,839
Infrastrutture Wireless Italiane SpA
(d)
1.63%, 10/21/28 ............ 12,405 12,652,622
1.75%, 04/19/31 ............ 6,226 6,146,009
Intesa Sanpaolo SpA
5.02%, 06/26/24
(a)
........... USD 6,100 6,036,621
(5-Year EUR Swap Annual +
6.07%), 5.88%
(b)(d)(n)
........ EUR 5,555 6,071,118
0.63%, 02/24/26
(d)
........... 7,000 7,261,781
(5-Year EUR Swap Annual +
7.19%), 7.75%
(b)(d)(n)
........ 1,100 1,243,477
(5-Year EUR Swap Annual +
5.75%), 5.88%, 03/04/29
(b)(d)
.. 1,100 1,214,952
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(b)(d)(n)
........ 4,150 5,032,889
5.15%, 06/10/30
(d)
........... GBP 15,925 18,353,323
Lottomatica SpA
(b)(d)
(3-mo. EURIBOR + 4.13%), 8.10%,
06/01/28 ............... EUR 11,553 12,866,807
(3-mo. EURIBOR + 4.00%), 7.93%,
12/15/30 ............... 9,127 10,176,307
Nexi SpA, 0.00%
,
02/24/28
(d)(l)(m)
.... 20,500 19,596,155
Rekeep SpA, 7.25%
,
02/01/26
(d)
.... 13,431 13,253,428
Rossini SARL
(d)
6.75%, 10/30/25 ............ 16,810 18,557,400
(3-mo. EURIBOR at 3.88% Floor +
3.88%), 7.83%, 10/30/25
(b)
... 1,558 1,724,254
Security
Par (000)
Par (000) Value
Italy (continued)
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$22,430,009), (3-mo. EURIBOR +
3.25%), 7.24%
,
08/15/27
(b)(c)(h)
... EUR 20,682 $ 22,065,847
Telecom Italia Capital SA
6.38%, 11/15/33 ............ USD 565 552,631
6.00%, 09/30/34 ............ 5,119 4,861,403
7.20%, 07/18/36 ............ 13,516 13,567,685
7.72%, 06/04/38 ............ 1,710 1,741,363
Telecom Italia SpA
4.00%, 04/11/24
(d)
........... EUR 2,555 2,807,054
2.75%, 04/15/25
(d)
........... 1,975 2,120,561
3.00%, 09/30/25
(d)
........... 600 644,966
2.88%, 01/28/26
(d)
........... 1,100 1,172,708
6.88%, 02/15/28
(d)
........... 15,383 18,046,906
7.88%, 07/31/28
(d)
........... 15,744 19,275,073
1.63%, 01/18/29
(d)
........... 16,210 15,418,715
5.25%, 03/17/55 ............ 800 813,708
UniCredit SpA
(b)
(5-Year EUR Swap Annual +
4.93%), 5.38%
(d)(n)
......... 2,200 2,375,575
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(d)(n)
......... 2,500 2,837,869
(3-mo. EURIBOR + 1.60%), 4.45%,
02/16/29
(d)
.............. 5,275 5,952,743
(5-Year EURIBOR ICE Swap Rate +
4.74%), 4.88%, 02/20/29
(d)
... 800 882,121
(5-Year EUR Swap Annual +
2.40%), 2.00%, 09/23/29
(d)
... 200 215,484
(5-Year EUR Swap Annual +
2.80%), 2.73%, 01/15/32
(d)
... 800 827,874
(5-Year USD Swap Rate + 4.91%),
7.30%, 04/02/34
(a)
......... USD 7,500 7,710,640
Webuild SpA, 7.00%
,
09/27/28
(d)
... EUR 4,009 4,644,004
599,961,372
Jamaica — 0.0%
(a)
Digicel Group Holdings Ltd., 8.00%
,
04/01/25
(f)(o)
................ USD 5,084 1,169,208
Digicel International Finance Ltd.
Series 1441, 8.75%, 05/25/24 ... 4,843 4,516,408
13.00%, (13.00% Cash or 13.00%
PIK), 12/31/25
(p)
.......... 2,946 1,979,112
8.00%, 12/31/26
(f)(o)
.......... 1,933 38,670
7,703,398
Japan — 0.7%
East Japan Railway Co.
(d)
2.61%, 09/08/25 ............ EUR 22,730 24,800,879
4.11%, 02/22/43 ............ 25,100 29,251,768
JFE Holdings, Inc., 0.00%
,
09/28/28
(d)(l)
(m)
...................... JPY 2,170,000 15,968,080
Koei Tecmo Holdings Co. Ltd., 0.00%
,
12/20/24
(d)(l)(m)
.............. 700,000 4,952,128
Mizuho Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%),
3.26%
,
05/22/30
(b)
........... USD 15,000 13,666,714
Nissan Motor Co. Ltd.
2.65%, 03/17/26
(d)
........... EUR 3,940 4,243,856
4.81%, 09/17/30
(a)
........... USD 20,737 19,387,161
NTT Finance Corp., 0.01%
,
03/03/25
(d)
EUR 11,800 12,497,208
Rakuten Group, Inc.
3.55%, 11/27/24
(d)
........... USD 23,700 22,751,993
10.25%, 11/30/24
(a)
.......... 4,265 4,350,296
Rohm Co. Ltd., 0.00%
,
12/05/24
(d)(l)(m)
JPY 1,400,000 10,140,071

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
SoftBank Group Corp.
(d)
2.13%, 07/06/24 ............ EUR 21,715 $ 23,492,829
4.50%, 04/20/25 ............ 689 754,457
4.75%, 07/30/25 ............ 5,081 5,628,398
3.13%, 09/19/25 ............ 6,570 6,998,489
4.00%, 07/06/26 ............ USD 2,879 2,691,557
5.00%, 04/15/28 ............ EUR 3,813 4,156,155
3.38%, 07/06/29 ............ 9,813 9,684,757
4.00%, 09/19/29 ............ 645 648,362
3.88%, 07/06/32 ............ 7,787 7,331,490
3.88%, 07/06/32 ............ 100 94,150
Sumitomo Mitsui Financial Group, Inc.,
2.47%
,
01/14/29 ............ USD 10,164 9,042,076
232,532,874
Kuwait — 0.0%
Ahli United Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.01%), 3.88%
(b)
(d)(n)
..................... 1,551 1,415,287
MEGlobal BV
4.25%, 11/03/26
(d)
........... 4,532 4,373,380
2.63%, 04/28/28
(a)
........... 7,009 6,294,958
2.63%, 04/28/28
(d)
........... 2,443 2,194,120
MEGlobal Canada ULC, 5.88%
,
05/18/30
(d)
................ 1,500 1,538,906
15,816,651
Luxembourg — 0.5%
Adler Financing SARL, 12.50%
,
(12.50% Cash or 12.50% PIK),
06/30/25
(p)
................ EUR 16,073 17,517,801
Altice Financing SA
(d)
2.25%, 01/15/25 ............ 4,861 5,205,956
4.25%, 08/15/29 ............ 7,059 6,900,509
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(d)
................ GBP 13,799 16,519,139
Cullinan Holdco Scsp
(d)
4.63%, 10/15/26 ............ EUR 7,745 6,647,697
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.71%, 10/15/26
(b)
... 3,100 2,758,877
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(d)
................ 10,367 11,828,961
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ............ 15,270 13,301,097
7.75%, 11/01/25 ............ GBP 12,164 11,864,306
INEOS Finance plc, 6.63%
,
05/15/28
(d)
EUR 4,540 5,130,966
Kleopatra Finco SARL
(d)
4.25%, 03/01/26 ............ 3,034 2,751,787
4.25%, 03/01/26 ............ 6,888 6,247,301
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(d)
................ 4,529 2,599,891
LHMC Finco 2 SARL, 7.25%
,
(7.25%
Cash or 8.00% PIK), 10/02/25
(d)(p)
. 2,115 2,317,343
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(d)
................ 6,590 7,410,084
SES SA
(b)(d)(n)
(5-Year EUR Swap Annual +
5.40%), 5.63% ........... 8,400 9,259,085
(5-Year EUR Swap Annual +
3.19%), 2.88% ........... 49,787 49,887,354
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(d)
................ 6,306 6,663,097
Vivion Investments SARL
(d)
3.00%, 08/08/24 ............ 3,500 3,611,595
Security
Par (000)
Par (000) Value
Luxembourg (continued)
7.90%, (7.90% Cash or 7.90% PIK),
02/28/29
(p)
.............. EUR 5,559 $ 4,634,657
193,057,503
Macau — 0.1%
MGM China Holdings Ltd.
5.38%, 05/15/24
(a)
........... USD 327 325,398
5.88%, 05/15/26
(a)
........... 327 318,825
5.88%, 05/15/26
(d)
........... 350 341,250
4.75%, 02/01/27
(d)
........... 1,466 1,390,867
Sands China Ltd.
(e)
5.38%, 08/08/25 ............ 800 787,000
4.30%, 01/08/26 ............ 1,792 1,720,880
5.65%, 08/08/28 ............ 3,401 3,355,087
4.62%, 06/18/30 ............ 1,750 1,592,500
Studio City Co. Ltd., 7.00%
,
02/15/27
(d)
2,000 1,965,000
Studio City Finance Ltd.
6.00%, 07/15/25
(d)
........... 500 489,063
5.00%, 01/15/29
(a)
........... 3,100 2,590,437
Wynn Macau Ltd.
4.88%, 10/01/24
(a)
........... 747 736,729
4.88%, 10/01/24
(d)
........... 200 197,250
5.50%, 01/15/26
(d)
........... 1,700 1,653,250
5.63%, 08/26/28
(d)
........... 5,829 5,386,360
4.50%, 03/07/29
(a)(m)
......... 16,000 16,310,189
39,160,085
Malaysia — 0.0%
(d)
Khazanah Capital Ltd., 4.88%
,
06/01/33 3,540 3,549,133
Khazanah Global Sukuk Bhd., 4.69%
,
06/01/28 ................. 3,570 3,582,459
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,246,375
8,377,967
Mexico — 0.1%
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a)(b)(n)
................ 4,363 3,993,803
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 9,353 5,285,567
Cemex SAB de CV
3.13%, 03/19/26
(d)
........... EUR 3,323 3,591,462
Food Service Project SA, 5.50%
,
01/21/27
(d)
................ 4,287 4,717,158
Gruma SAB de CV, 4.88%
,
12/01/24
(d)
USD 7,000 6,914,688
Grupo Posadas SAB de CV, 7.00%
,
12/30/27
(d)(e)
............... 11,058 9,235,074
Metalsa SA de CV, 3.75%
,
05/04/31
(d)
4,661 3,753,317
Trust Fibra Uno, 4.87%
,
01/15/30
(d)
.. 1,906 1,716,591
39,207,660
Netherlands — 1.1%
ABN AMRO Bank NV
(d)
5.25%, 05/26/26 ............ GBP 16,900 21,701,165
4.38%, 10/20/28 ............ EUR 32,300 36,960,941
(5-Year EURIBOR ICE Swap Rate +
2.45%), 5.50%, 09/21/33
(b)
... 20,500 23,665,618
Boels Topholding BV, 6.25%
,
02/15/29
(d)
3,652 4,203,308
Cooperatieve Rabobank UA
(d)
(5-Year EUR Swap Annual +
4.68%), 4.38%
(b)(n)
......... 5,800 5,986,721
(3-mo. EURIBOR + 0.52%), 0.38%,
12/01/27
(b)
.............. 24,000 24,297,162

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
(GUKG1 + 1.05%), 1.88%,
07/12/28
(b)
.............. GBP 3,300 $ 3,828,354
(3-mo. EURIBOR + 1.15%), 4.23%,
04/25/29
(b)
.............. EUR 2,000 2,271,466
4.00%, 01/10/30 ............ 15,800 18,005,974
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31
(d)
........... GBP 2,134 2,937,711
8.50%, 01/15/31
(a)
........... 2,598 3,576,464
IMCD NV
(d)
2.13%, 03/31/27 ............ EUR 6,945 7,320,203
4.88%, 09/18/28 ............ 14,470 16,726,220
ING Groep NV
3.00%, 02/18/26
(d)
........... GBP 12,300 15,110,644
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.34%), 5.75%
(b)(n)
......... USD 5,930 5,535,855
(3-mo. EURIBOR + 0.85%), 1.25%,
02/16/27
(b)(d)
............. EUR 34,100 35,789,083
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(b)(n)
......... USD 11,690 9,454,284
(1-day SOFR + 1.56%), 6.08%,
09/11/27
(b)
.............. 9,623 9,820,304
(3-mo. EURIBOR + 1.85%), 4.88%,
11/14/27
(b)(d)
............. EUR 12,000 13,733,315
(5-Year EUR Swap Annual +
1.15%), 1.00%, 11/16/32
(b)(d)
.. 14,500 14,141,949
JDE Peet's NV, 0.24%
,
01/16/25
(d)
.. 7,900 8,391,631
Koninklijke KPN NV, (5-Year EUR Swap
Annual + 2.34%), 2.00%
(b)(d)(n)
.... 6,200 6,636,418
Louis Dreyfus Co. Finance BV, 2.38%
,
11/27/25
(d)
................ 3,992 4,300,769
Nobian Finance BV, 3.63%
,
07/15/26
(d)
1,913 2,022,103
OCI NV, 3.63%
,
10/15/25
(d)
....... 3,245 3,547,039
Q-Park Holding I BV
(d)
1.50%, 03/01/25 ............ 2,614 2,821,547
(3-mo. EURIBOR at 2.00% Floor +
2.00%), 5.97%, 03/01/26
(b)
... 3,412 3,748,047
2.00%, 03/01/27 ............ 1,488 1,513,744
REWE International Finance BV,
4.88%
,
09/13/30
(d)
........... 6,700 7,834,262
Summer BidCo BV
(d)(p)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 9,758 10,527,293
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 5,611 6,065,140
Trivium Packaging Finance BV
3.75%, 08/15/26
(d)(e)
.......... 1,106 1,178,235
5.50%, 08/15/26
(a)(e)
.......... USD 4,328 4,246,239
(3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.75%, 08/15/26
(b)(d)
.. EUR 1,483 1,631,428
8.50%, 08/15/27
(a)(e)
.......... USD 2,231 2,187,493
UPCB Finance VII Ltd., 3.63%
,
06/15/29
(d)
................ EUR 4,450 4,679,230
Viterra Finance BV
(d)
0.38%, 09/24/25 ............ 13,300 13,851,092
1.00%, 09/24/28 ............ 15,131 14,822,182
VZ Secured Financing BV, 3.50%
,
01/15/32
(d)
................ 2,030 1,973,486
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(d)
................ 16,609 16,066,487
Ziggo BV, 2.88%
,
01/15/30
(d)
...... 2,701 2,648,968
395,759,574
Security
Par (000)
Par (000) Value
New Zealand — 0.0%
Chorus Ltd., 3.63%
,
09/07/29 ..... EUR 7,900 $ 8,858,895
Nigeria — 0.0%
IHS Holding Ltd., 6.25%
,
11/29/28
(a)
. USD 3,975 3,189,938
Norway — 0.0%
Var Energi ASA, (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b)(d)
............... EUR 4,380 5,142,488
Oman — 0.0%
EDO Sukuk Ltd., 5.88%
,
09/21/33
(a)
. USD 11,991 12,343,236
Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 6,083 5,072,310
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(d)
. 1,190 1,132,773
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
3,546 3,071,474
4,204,247
Philippines — 0.0%
Rizal Commercial Banking Corp., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 6.24%),
6.50%
(b)(d)(n)
................ 1,500 1,412,940
Portugal — 0.1%
(d)
Banco Espirito Santo SA
(f)(o)
2.63%, 05/08/17 ............ EUR 6,100 1,750,865
4.75%, 01/15/18 ............ 15,500 4,448,918
4.00%, 01/21/23 ............ 19,000 5,453,513
EDP - Energias de Portugal SA
(b)
(5-Year EUR Swap Annual +
1.84%), 1.70%, 07/20/80 .... 13,300 14,019,766
(5-Year EUR Swap Annual +
2.38%), 1.88%, 08/02/81 .... 6,000 6,160,041
EDP Finance BV
0.38%, 09/16/26 ............ 3,900 4,008,186
3.88%, 03/11/30 ............ 6,900 7,887,454
43,728,743
Romania — 0.1%
RCS & RDS SA, 2.50%
,
02/05/25
(d)
.. 16,600 17,862,666
Saudi Arabia — 0.0%
EIG Pearl Holdings SARL
(a)
3.55%, 08/31/36 ............ USD 3,878 3,370,224
4.39%, 11/30/46 ............ 3,548 2,839,509
Gaci First Investment Co., 5.13%
,
02/14/53
(d)
................ 4,889 4,413,850
10,623,583
Singapore — 0.1%
(d)
DBS Group Holdings Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.92%), 3.30%
(b)
(n)
...................... 1,332 1,282,716
Puma International Financing SA,
5.00%
,
01/24/26 ............ 17,351 16,369,584
17,652,300
Slovenia — 0.1%
United Group BV
(d)
3.13%, 02/15/26 ............ EUR 7,757 8,198,199
4.00%, 11/15/27 ............ 4,978 5,181,617
4.63%, 08/15/28 ............ 2,108 2,199,135

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Slovenia (continued)
(3-mo. EURIBOR at 4.88% Floor +
4.88%), 8.84%, 02/01/29
(b)
... EUR 2,784 $ 3,084,068
18,663,019
South Africa — 0.3%
Anglo American Capital plc
1.63%, 09/18/25
(d)
........... 11,800 12,646,233
4.50%, 09/15/28
(d)
........... 3,360 3,851,671
5.00%, 03/15/31
(d)
........... 20,030 23,544,762
4.75%, 09/21/32
(d)
........... 16,250 18,820,540
3.95%, 09/10/50
(a)
........... USD 580 442,424
4.75%, 03/16/52
(a)
........... 6,131 5,290,624
Sasol Financing USA LLC
5.88%, 03/27/24 ............ 15,000 14,883,000
4.38%, 09/18/26 ............ 1,631 1,516,830
6.50%, 09/27/28 ............ 5,673 5,355,667
8.75%, 05/03/29
(a)
........... 5,282 5,379,453
91,731,204
South Korea — 0.0%
GS Caltex Corp., 5.38%
,
08/07/28
(d)
. 2,815 2,829,300
Kookmin Bank, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.64%), 4.35%
(b)(d)(n)
... 1,000 983,437
POSCO
5.63%, 01/17/26
(a)
........... 2,824 2,847,072
5.63%, 01/17/26
(d)
........... 200 201,634
5.75%, 01/17/28
(a)
........... 3,060 3,131,940
5.75%, 01/17/28
(d)
........... 200 204,702
5.88%, 01/17/33
(a)
........... 360 375,995
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(d)(n)
................ 1,229 1,110,325
SK Broadband Co. Ltd., 4.88%
,
06/28/28
(d)
................ 570 569,932
SK Hynix, Inc.
(d)
6.25%, 01/17/26 ............ 800 809,152
6.38%, 01/17/28 ............ 1,250 1,288,875
6.50%, 01/17/33 ............ 500 526,815
SK On Co. Ltd., 5.38%
,
05/11/26
(d)
.. 645 649,180
15,528,359
Spain — 1.5%
Abertis Infraestructuras Finance BV
(b)
(d)(n)
(5-Year EUR Swap Annual +
3.69%), 3.25% ........... EUR 200 211,366
(5-Year EUR Swap Annual +
3.69%), 3.25% ........... 9,900 10,462,607
Banco Bilbao Vizcaya Argentaria SA,
(5-Year EUR Swap Annual + 6.04%),
6.00%
(b)(d)(n)
................ 8,200 9,026,319
Banco de Credito Social Cooperativo
SA, (1-Year EUR Swap Annual +
2.15%), 1.75%
,
03/09/28
(b)(d)
.... 4,200 4,080,199
Banco de Sabadell SA
(b)(d)
(1-Year EUR Swap Annual +
2.20%), 2.63%, 03/24/26 .... 5,200 5,625,350
(1-Year EUR Swap Annual +
2.40%), 5.25%, 02/07/29 .... 2,400 2,734,634
(1-Year EURIBOR ICE Swap Rate +
2.40%), 5.50%, 09/08/29 .... 22,500 25,823,737
(5-Year EUR Swap Annual +
2.20%), 2.00%, 01/17/30 .... 3,500 3,715,400
Security
Par (000)
Par (000) Value
Spain (continued)
(5-Year EUR Swap Annual +
2.95%), 2.50%, 04/15/31 .... EUR 7,200 $ 7,502,930
(5-Year EUR Swap Annual +
3.15%), 6.00%, 08/16/33 .... 3,800 4,240,694
Banco Santander SA
(b)(d)
(5-Year EUR Swap Annual +
4.10%), 4.75%
(n)
.......... 1,600 1,633,316
(5-Year EUR Swap Annual +
4.53%), 4.38%
(n)
.......... 4,600 4,670,393
(1-Year EUR Swap Annual +
1.05%), 3.63%, 09/27/26 .... 32,900 36,364,629
(GUKG1 + 1.80%), 3.13%, 10/06/26 GBP 11,200 13,708,948
(1-Year EUR Swap Annual +
1.25%), 4.63%, 10/18/27 .... EUR 27,700 31,322,373
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 1.65%),
2.25%, 10/04/32 .......... GBP 16,500 18,142,423
Bankinter SA, (5-Year EUR Swap
Annual + 6.71%), 6.25%
(b)(d)(n)
.... EUR 3,200 3,514,977
CaixaBank SA
(b)(d)(n)
(5-Year EUR Swap Annual +
6.50%), 6.75% ........... 3,000 3,308,240
(5-Year EUR Swap Annual +
4.50%), 5.25% ........... 4,800 4,914,785
(5-Year EUR Swap Annual +
6.35%), 5.88% ........... 4,800 5,126,744
Cellnex Finance Co. SA
1.00%, 09/15/27
(d)
........... 4,800 4,849,608
1.50%, 06/08/28
(d)
........... 6,700 6,775,369
2.00%, 02/15/33
(d)
........... 13,900 13,064,192
3.88%, 07/07/41
(a)
........... USD 600 464,742
Cellnex Telecom SA
(d)
0.50%, 07/05/28
(m)
.......... EUR 1,700 1,997,956
1.88%, 06/26/29 ............ 3,400 3,421,109
2.13%, 08/11/30
(m)
........... 12,600 14,292,892
1.75%, 10/23/30 ............ 8,000 7,731,801
0.75%, 11/20/31
(m)
........... 19,700 18,095,283
Cirsa Finance International SARL
(d)
10.38%, 11/30/27 ........... 286 343,949
7.88%, 07/31/28 ............ 3,507 4,036,094
(3-mo. EURIBOR + 4.50%), 8.45%,
07/31/28
(b)
.............. 4,404 4,916,151
Deutsche Bank AG, 3.63%
,
11/23/26
(d)
39,400 44,272,984
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28
(d)
................ 2,296 1,922,496
Iberdrola Finanzas SA, 7.38%
,
01/29/24 ................. GBP 2,900 3,699,886
Iberdrola International BV, (5-Year EUR
Swap Annual + 2.06%), 2.63%
(b)(d)(n)
EUR 6,300 6,920,110
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(d)
................ 3,163 3,256,098
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(d)
................ 9,856 10,608,409
Natural Foods, (6-mo. EURIBOR +
6.75%), 10.89%
,
10/13/29
(b)(c)
... 21,501 23,024,055
Naturgy Finance BV
(b)(d)(n)
(9-Year EUR Swap Annual +
3.08%), 3.38% ........... 3,700 4,042,772
(5-Year EUR Swap Annual +
2.44%), 2.37% ........... 5,200 5,223,892
Repsol Europe Finance SARL, 0.38%
,
07/06/29
(d)
................ 8,000 7,637,267
Repsol International Finance BV
(d)
2.00%, 12/15/25 ............ 2,400 2,589,840

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
(5-Year EUR Swap Annual +
4.00%), 3.75%
(b)(n)
......... EUR 2,029 $ 2,189,517
(5-Year EUR Swap Annual +
2.77%), 2.50%
(b)(n)
......... 31,425 32,393,308
(5-Year EUR Swap Annual +
4.41%), 4.25%
(b)(n)
......... 3,323 3,576,495
Telefonica Emisiones SA, 5.38%
,
02/02/26
(d)
................ GBP 27,294 35,169,372
Telefonica Europe BV
(b)(d)(n)
(6-Year EUR Swap Annual +
4.11%), 4.38% ........... EUR 35,700 39,083,904
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 5,600 5,976,812
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 15,000 17,014,629
(8-Year EUR Swap Annual +
3.62%), 6.75% ........... 2,400 2,826,041
527,547,097
Sweden — 0.3%
Balder Finland OYJ, 1.00%
,
01/20/29
(d)
4,323 3,631,119
Fastighets AB Balder
(d)
1.13%, 01/29/27 ............ 2,171 2,046,641
(5-Year EUR Swap Annual +
3.19%), 2.87%, 06/02/81
(b)
... 2,225 1,848,357
Heimstaden Bostad AB
(d)
(5-Year EUR Swap Annual +
3.67%), 3.25%
(b)(n)
......... 3,300 1,857,948
1.13%, 01/21/26 ............ 800 753,786
(5-Year EUR Swap Annual +
3.15%), 2.63%
(b)(n)
......... 9,577 3,547,083
Heimstaden Bostad Treasury BV
0.63%, 07/24/25
(d)
........... 800 781,783
1.38%, 03/03/27 ............ 4,416 3,851,333
1.00%, 04/13/28
(d)
........... 2,600 2,053,873
Intrum AB
(d)
3.13%, 07/15/24 ............ 443 479,356
4.88%, 08/15/25 ............ 13,918 14,327,654
3.50%, 07/15/26 ............ 350 326,493
9.25%, 03/15/28 ............ 315 316,912
Samhallsbyggnadsbolaget i Norden
AB
(b)(d)(n)
(5-Year EUR Swap Annual +
3.23%), 2.63% ........... 499 83,799
(5-Year EUR Swap Annual +
3.22%), 2.88% ........... 2,400 410,669
SBB Treasury OYJ, 0.75%
,
12/14/28
(d)
1,800 1,181,870
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(d)
.......... GBP 3,266 3,757,535
Verisure Holding AB
(d)
3.88%, 07/15/26 ............ EUR 5,079 5,495,384
3.25%, 02/15/27 ............ 5,143 5,439,325
9.25%, 10/15/27 ............ 1,230 1,456,670
7.13%, 02/01/28 ............ 1,800 2,086,235
Volvo Treasury AB
(d)
2.63%, 02/20/26 ............ 10,134 11,055,104
4.75%, 06/15/26 ............ GBP 13,460 17,211,081
3.63%, 05/25/27 ............ EUR 8,730 9,800,723
93,800,733
Security
Par (000)
Par (000) Value
Switzerland — 1.0%
Argentum Netherlands BV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.76%), 5.52%
(b)
(d)(n)
..................... USD 13,101 $ 12,478,703
Credit Suisse AG
3.63%, 09/09/24 ............ 12,000 11,829,830
7.95%, 01/09/25 ............ 10,000 10,220,215
3.70%, 02/21/25 ............ 23,000 22,526,853
2.95%, 04/09/25 ............ 8,000 7,752,935
1.25%, 08/07/26 ............ 12,000 10,886,031
5.50%, 08/20/26
(d)
........... EUR 28,000 32,471,029
5.00%, 07/09/27 ............ USD 8,000 8,001,691
0.25%, 09/01/28
(d)
........... EUR 27,677 26,528,226
Credit Suisse Group AG, (5-Year USD
Swap Semi + 3.46%), 6.25%
(a)(b)(f)(n)(o)
USD 200 23,000
UBS AG
5.13%, 05/15/24
(d)
........... 21,403 21,209,988
5.65%, 09/11/28 ............ 12,000 12,445,841
UBS Group AG
(5-Year USD Swap Semi + 4.34%),
7.00%
(a)(b)(n)
.............. 2,000 1,999,383
(5-Year USD Swap Semi + 4.87%),
7.00%
(b)(d)(n)
.............. 8,900 8,831,826
(5-Year USD Swap Semi + 4.59%),
6.88%
(b)(d)(n)
.............. 2,829 2,776,833
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.10%), 3.88%
(b)(d)(n)
........ 2,302 2,054,587
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(b)(d)(n)
........ 7,974 7,525,463
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a)(b)(n)
........ 1,833 1,651,023
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(b)(d)(n)
........ 2,275 2,049,143
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.60%), 6.33%, 12/22/27
(a)(b)
.. 13,000 13,398,387
(1-Year EUR Swap Annual +
0.77%), 0.65%, 01/14/28
(b)(d)
.. EUR 20,600 20,774,202
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a)(b)(n)
........ USD 9,622 10,379,992
(3-mo. LIBOR USD + 1.41%),
3.87%, 01/12/29
(a)(b)
........ 8,748 8,246,434
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75%, 03/01/29
(b)(d)
.. EUR 22,000 27,974,186
(1-Year EUR Swap Annual +
1.95%), 2.88%, 04/02/32
(b)(d)
.. 49,000 50,506,549
0.63%, 01/18/33
(d)
........... 15,000 12,487,231
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.76%), 9.25%
(a)(b)(n)
........ USD 8,810 9,763,815
356,793,396
Thailand — 0.1%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(b)(d)(n)
........ 2,000 1,925,000
5.30%, 09/21/28
(a)
........... 8,880 9,029,806
5.50%, 09/21/33
(a)
........... 8,887 9,130,237

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Thailand (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(b)(d)
.. USD 2,577 $ 2,281,315
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.34%
,
10/02/31
(b)(d)
............... 906 833,610
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(d)(n)
..................... 1,980 1,833,975
Minor International PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(b)
(d)(n)
..................... 2,500 2,316,425
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50
(d)
........... 2,145 1,513,877
28,864,245
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(a)
................ 4,263 3,963,262
Ukraine — 0.1%
Kernel Holding SA
(d)
6.50%, 10/17/24 ............ 5,000 4,000,000
6.75%, 10/27/27 ............ 3,925 2,512,000
Metinvest BV
8.50%, 04/23/26
(d)
........... 5,516 3,833,620
8.50%, 04/23/26
(a)
........... 1,200 834,000
7.65%, 10/01/27
(d)
........... 5,915 3,785,600
MHP Lux SA, 6.25%
,
09/19/29
(d)
.... 14,824 9,857,960
VF Ukraine PAT, 6.20%
,
02/11/25
(d)
.. 14,287 10,929,555
35,752,735
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(b)(d)(n)
................ 2,345 2,473,975
Abu Dhabi National Energy Co. PJSC,
4.70%
,
04/24/33
(a)
........... 936 945,051
Aldar Investment Properties Sukuk Ltd.,
4.88%
,
05/24/33
(d)
........... 5,600 5,423,250
Alpha Star Holding VIII Ltd., 8.38%
,
04/12/27
(d)
................ 7,000 7,280,000
DAE Funding LLC
(d)
1.55%, 08/01/24 ............ 2,065 2,006,922
2.63%, 03/20/25 ............ 5,188 4,970,467
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(d)(n)
... 6,945 6,914,859
GEMS MENASA Cayman Ltd.
7.13%, 07/31/26
(a)
........... 5,734 5,619,320
7.13%, 07/31/26
(d)
........... 2,519 2,468,620
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(d)(n)
..................... 3,712 3,644,720
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 4,785 4,655,135
Shelf Drilling Holdings Ltd., 9.63%
,
04/15/29
(a)
................ 23,230 22,562,137
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... USD 7,620 $ 7,620,000
76,584,456
United Kingdom — 3.8%
10x Future Technologies Services Ltd.,
15.00%
,
06/19/26
(c)
.......... GBP 4,838 5,981,220
AA Bond Co. Ltd., 6.27%
,
07/31/25
(d)
. 686 873,536
Babcock International Group plc
(d)
1.88%, 10/05/26 ............ 9,600 11,262,359
1.38%, 09/13/27 ............ EUR 2,000 2,029,811
Barclays plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.67%), 8.00%
(b)(n)
......... USD 8,741 8,680,900
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.58%),
7.13%
(b)(n)
............... GBP 4,642 5,745,808
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.87%), 6.13%
(b)(n)
......... USD 1,541 1,473,904
3.00%, 05/08/26
(d)
........... GBP 3,266 3,947,779
3.25%, 02/12/27
(d)
........... 3,266 3,931,460
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(b)(n)
......... USD 1,754 1,363,569
(BPSWS1 + 2.65%), 7.09%,
11/06/29
(b)(d)
............. GBP 14,540 19,735,822
(USISSO05 + 5.78%), 9.63%
(b)(n)
. USD 56,930 59,136,038
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.75%),
3.75%, 11/22/30
(b)(d)
........ GBP 5,000 6,058,361
(1-Year EUR Swap Annual +
2.55%), 5.26%, 01/29/34
(b)(d)
.. EUR 37,300 44,049,537
BCP V Modular Services Finance II
plc
(d)
4.75%, 11/30/28 ............ 2,888 2,945,081
6.13%, 11/30/28 ............ GBP 1,200 1,365,150
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ............ 16,469 19,436,940
4.50%, 02/16/26 ............ 26,544 31,956,505
BG Energy Capital plc
(d)
5.13%, 12/01/25 ............ 5,989 7,724,417
2.25%, 11/21/29 ............ EUR 10,960 11,454,061
BP Capital Markets plc
(d)
1.95%, 03/03/25 ............ 8,400 9,101,626
(5-Year EUR Swap Annual +
3.52%), 3.25%
(b)(n)
......... 40,442 43,083,338
1.59%, 07/03/28 ............ 6,159 6,383,102
1.64%, 06/26/29 ............ 11,100 11,367,769
British Telecommunications plc
1.75%, 03/10/26
(d)
........... 12,600 13,482,323
5.75%, 12/07/28
(d)
........... GBP 15,600 20,967,412
4.25%, 01/06/33
(d)
........... EUR 20,070 23,330,648
(5-Year EUR Swap Annual +
2.13%), 1.87%, 08/18/80
(b)(d)
.. 41,115 43,232,931
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(a)(b)
.. USD 4,700 4,335,315
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(a)(b)
.. 7,694 6,577,585
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38%, 12/20/83
(b)(d)
........ GBP 11,900 15,992,582
BUPA Finance plc, 5.00%
,
10/12/30
(d)
EUR 8,300 9,839,654

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Chanel Ceres plc, 0.50%
,
07/31/26
(d)
. EUR 3,518 $ 3,610,936
Channel Link Enterprises Finance
plc
(b)(d)
Series A8, (6-mo. EURIBOR +
5.90%), 2.71%, 06/30/50 .... 4,400 4,561,672
Series A5, (Sterling Overnight
Index Average + 0.28%), 3.04%,
06/30/50 ............... GBP 3,075 3,485,937
CK Hutchison International 23 Ltd.
(d)
4.75%, 04/21/28 ............ USD 960 961,498
4.88%, 04/21/33 ............ 965 965,222
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ 19,730 19,611,813
CPUK Finance Ltd.
(d)
3.59%, 08/28/25 ............ GBP 2,601 3,204,419
4.88%, 08/28/25 ............ 9,842 12,121,708
6.50%, 08/28/26 ............ 300 368,990
4.50%, 08/28/27 ............ 4,550 5,103,536
DS Smith plc, 4.50%
,
07/27/30
(d)
... EUR 13,820 15,874,176
EC Finance plc, 3.00%
,
10/15/26
(d)
.. 3,651 3,884,415
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(d)
GBP 23,660 29,102,681
Global Switch Finance BV, 1.38%
,
10/07/30
(d)
................ EUR 5,022 5,000,057
Global Switch Holdings Ltd., 2.25%
,
05/31/27
(d)
................ 5,736 6,154,422
Heathrow Finance plc
(d)(e)
4.75%, 03/01/24 ............ GBP 7,430 9,435,040
5.75%, 03/03/25 ............ 2,396 3,027,338
3.88%, 03/01/27 ............ 5,212 6,120,302
4.13%, 09/01/29 ............ 1,956 2,153,515
HSBC Bank Capital Funding Sterling
1 LP, (Sterling Overnight Index
Average + 2.04%), 5.84%
(b)(d)(n)
... 1,477 1,957,964
HSBC Holdings plc
(b)
(BPISDS01 + 1.32%), 2.26%,
11/13/26
(d)
.............. 35,500 42,863,405
(3-mo. EURIBOR + 1.45%), 3.02%,
06/15/27
(d)
.............. EUR 21,000 22,889,639
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 29,675 34,730,453
(1-day SOFR + 4.25%), 8.11%,
11/03/33 ............... USD 1,616 1,867,438
Imperial Brands Finance Netherlands
BV, 5.25%
,
02/15/31
(d)
........ EUR 9,260 10,571,119
INEOS Quattro Finance 2 plc
(d)
2.50%, 01/15/26 ............ 100 106,658
8.50%, 03/15/29 ............ 16,712 19,442,149
Informa plc
(d)
2.13%, 10/06/25 ............ 18,950 20,318,616
3.13%, 07/05/26 ............ GBP 24,147 29,447,598
International Consolidated Airlines
Group SA, 3.75%
,
03/25/29
(d)
... EUR 5,400 5,767,587
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(d)(f)(m)
(o)
...................... GBP 3,990 800,997
ITV plc, 1.38%
,
09/26/26
(d)
........ EUR 2,500 2,596,380
Kane Bidco Ltd., 6.50%
,
02/15/27
(d)
. GBP 3,286 3,880,645
Lloyds Banking Group plc
(5-Year USD Swap Semi + 4.76%),
7.50%
(b)(n)
............... USD 3,359 3,325,082
2.25%, 10/16/24
(d)
........... GBP 6,659 8,267,277
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b)(d)(n)
........ EUR 8,540 9,180,104
(GUKG1 + 1.30%), 1.88%,
01/15/26
(b)(d)
............. GBP 4,419 5,409,850
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(GUKG1 + 1.18%), 2.00%,
04/12/28
(b)(d)
............. GBP 9,300 $ 10,788,548
Market Bidco Finco plc, 5.50%
,
11/04/27
(d)
................ 8,725 9,786,763
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/05/24
(p)
................ 1,108 623,933
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 7.56%
,
06/15/36
(b)(d)
............... 2,225 2,260,910
Mobico Group plc
(d)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(n)
............... 5,138 5,751,177
4.88%, 09/26/31 ............ EUR 14,060 15,726,111
Motability Operations Group plc
(d)
0.13%, 07/20/28 ............ 6,809 6,618,163
3.50%, 07/17/31 ............ 14,155 16,012,134
National Grid Electricity Distribution
South West plc, 5.88%
,
03/25/27
(d)
GBP 3,275 4,335,697
National Grid Electricity Transmission
plc, 5.88%
,
02/02/24
(d)
........ 4,500 5,734,606
National Grid plc, 3.25%
,
03/30/34
(d)
. EUR 15,500 16,275,410
Nationwide Building Society
(d)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.39%),
5.88%
(b)(n)
............... GBP 4,556 5,693,621
1.25%, 03/03/25 ............ EUR 1,990 2,137,431
0.25%, 07/22/25 ............ 1,800 1,890,557
(3-mo. EURIBOR + 0.93%), 1.50%,
03/08/26
(b)
.............. 15,000 16,110,031
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(b)(n)
............... GBP 4,500 5,277,051
NatWest Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.63%), 6.00%
(n)
.......... USD 3,300 3,190,468
(3-mo. EURIBOR + 1.08%), 1.75%,
03/02/26
(d)
.............. EUR 14,000 15,044,127
(BPSW1 + 1.49%), 2.88%,
09/19/26
(d)
.............. GBP 13,408 16,364,673
(BPSW1 + 2.01%), 3.13%,
03/28/27
(d)
.............. 3,266 3,954,699
NatWest Markets plc, 6.38%
,
11/08/27
(d)
8,100 10,881,516
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 25,554 25,323,638
NGG Finance plc, (5-Year EUR Swap
Annual + 2.14%), 1.63%
,
12/05/79
(b)
(d)
...................... EUR 45,185 48,697,284
NIE Finance plc, 2.50%
,
10/27/25
(d)
. GBP 4,800 5,860,702
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(d)
................ 20,875 25,795,275
Pinnacle Bidco plc
(d)
8.25%, 10/11/28 ............ EUR 1,140 1,307,182
10.00%, 10/11/28 ........... GBP 3,509 4,639,849
Premier Foods Finance plc, 3.50%
,
10/15/26
(d)
................ 6,048 7,156,342
Reckitt Benckiser Treasury Services
plc
(d)
3.63%, 09/14/28 ............ EUR 7,941 9,064,790
3.88%, 09/14/33 ............ 14,366 16,792,256
Rolls-Royce plc
4.63%, 02/16/26
(d)
........... 1,525 1,710,302

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
5.75%, 10/15/27
(a)
........... USD 325 $ 325,558
5.75%, 10/15/27
(d)
........... GBP 485 619,751
1.63%, 05/09/28
(d)
........... EUR 1,700 1,727,141
Santander UK Group Holdings plc
(d)
(BPSWS5 + 6.07%), 6.75%
(b)(n)
.. GBP 3,821 4,855,047
3.63%, 01/14/26 ............ 3,266 4,026,669
SCC Power plc
(a)(p)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... USD 23,430 10,417,391
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 12,691 2,062,358
SP Distribution plc, 5.88%
,
07/17/26
(d)
GBP 4,200 5,511,074
SSE plc, 8.38%
,
11/20/28
(d)
....... 10,800 16,124,676
Standard Chartered plc
(b)
(3-mo. LIBOR USD + 1.51%),
7.16%
(a)(n)
............... USD 5,000 4,789,703
(3-mo. LIBOR USD + 1.51%),
7.16%
(d)(n)
............... 800 766,353
(1-Year EUR Swap Annual +
0.90%), 0.85%, 01/27/28
(d)
... EUR 11,000 11,113,613
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ............ GBP 7,336 9,070,308
8.25%, 07/31/25 ............ 3,463 4,303,760
Synthomer plc, 3.88%
,
07/01/25
(d)
... EUR 5,971 6,497,556
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(d)
................ GBP 2,839 4,142,577
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(d)
................ 6,407 8,230,222
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(d)
................ 3,045 3,959,636
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(d)
........... 3,147 1,980,535
Thames Water Utilities Finance plc
(d)
4.00%, 06/19/25 ............ 16,832 20,470,129
0.88%, 01/31/28 ............ EUR 1,635 1,538,807
4.38%, 01/18/31 ............ 20,268 21,095,233
Virgin Media Secured Finance plc
(d)
5.25%, 05/15/29 ............ GBP 400 472,895
4.25%, 01/15/30 ............ 2,425 2,693,731
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(d)
....... 2,460 2,881,213
Vmed O2 UK Financing I plc
(d)
4.00%, 01/31/29 ............ 16,822 18,949,511
3.25%, 01/31/31 ............ EUR 7,736 7,835,594
4.50%, 07/15/31 ............ GBP 5,230 5,749,040
Vodafone Group plc
4.88%, 06/19/49 ............ USD 3,259 2,952,757
5.75%, 02/10/63 ............ 3,950 4,006,078
(5-Year EUR Swap Annual +
3.43%), 4.20%, 10/03/78
(b)(d)
.. EUR 2,310 2,483,566
(5-Year GBP Swap + 3.27%),
4.88%, 10/03/78
(b)(d)
........ GBP 15,008 18,582,165
(5-Year USD Swap Semi + 3.05%),
6.25%, 10/03/78
(b)(d)
........ USD 5,297 5,263,894
(5-Year EUR Swap Annual +
3.00%), 2.63%, 08/27/80
(b)(d)
.. EUR 6,057 6,350,208
Series 60NC10, (5-Year EUR
Swap Annual + 3.48%), 3.00%,
08/27/80
(b)(d)
............. 7,505 7,406,356
WPP Finance SA, 4.13%
,
05/30/28
(d)
6,500 7,400,632
1,372,478,164
United States — 16.4%
AbbVie, Inc.
2.60%, 11/21/24 ............ USD 20,574 20,098,713
Security
Par (000)
Par (000) Value
United States (continued)
3.20%, 11/21/29 ............ USD 79,985 $ 74,769,139
4.75%, 03/15/45 ............ 5,602 5,388,085
Affinity Interactive, 6.88%
,
12/15/27
(a)
4,897 4,364,370
Air Lease Corp., 2.10%
,
09/01/28 ... 8,400 7,351,206
Albertsons Cos., Inc.
(a)
4.63%, 01/15/27 ............ 588 571,655
3.50%, 03/15/29 ............ 3,640 3,305,055
4.88%, 02/15/30 ............ 435 416,437
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 18,297 19,212,529
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 ............ 3,950 3,835,162
2.95%, 03/15/34 ............ 5,310 4,427,710
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
4,829 4,724,893
Allied Universal Holdco LLC
(d)
3.63%, 06/01/28 ............ EUR 11,681 11,297,906
4.88%, 06/01/28 ............ GBP 1,712 1,833,049
Alteryx, Inc., 8.75%
,
03/15/28
(a)
.... USD 7,755 8,254,213
Ambac Assurance Corp., 5.10%
(a)(n)
.. 1,407 1,829,640
American Airlines Pass-Through Trust
(c)
Series 2019-1, Class B, 3.93%,
06/15/24 ............... 2,223 2,189,655
Series 2019-1, Class A, 3.50%,
06/15/26 ............... 29,235 27,299,456
American Express Co.
2.50%, 07/30/24 ............ 6,101 5,993,416
3.00%, 10/30/24 ............ 8,300 8,157,018
(1-day SOFR + 1.28%), 5.28%,
07/27/29
(b)
.............. 20,369 20,791,804
American Tower Corp.
1.95%, 05/22/26 ............ EUR 10,100 10,750,372
0.45%, 01/15/27 ............ 4,950 4,997,005
0.40%, 02/15/27 ............ 12,750 12,820,262
4.13%, 05/16/27 ............ 17,790 20,061,515
0.50%, 01/15/28 ............ 7,900 7,770,663
1.50%, 01/31/28 ............ USD 10,000 8,736,179
5.25%, 07/15/28 ............ 8,196 8,324,517
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 4,870 3,938,933
AmeriGas Partners LP, 9.38%
,
06/01/28
(a)
................ 7,982 8,242,832
Amgen, Inc.
5.51%, 03/02/26 ............ 10,129 10,133,575
5.50%, 12/07/26
(d)
........... GBP 35,798 46,976,003
5.15%, 03/02/28 ............ USD 27,000 27,641,276
1.65%, 08/15/28 ............ 7,633 6,749,867
3.00%, 02/22/29 ............ 5,894 5,543,732
4.05%, 08/18/29 ............ 31,525 30,862,979
2.45%, 02/21/30 ............ 4,265 3,782,149
2.30%, 02/25/31 ............ 19,038 16,285,153
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 9,295 9,411,141
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 99 93,679
Ardagh Metal Packaging Finance USA
LLC
2.00%, 09/01/28
(d)
........... EUR 8,033 7,852,109
3.25%, 09/01/28
(a)
........... USD 9,397 8,220,716
3.00%, 09/01/29
(d)
........... EUR 1,902 1,687,329
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... USD 9,543 9,280,776
2.13%, 08/15/26
(d)
........... EUR 14,476 14,203,824
4.75%, 07/15/27
(d)
........... GBP 9,472 8,729,482
5.25%, 08/15/27
(a)
........... USD 3,437 2,670,084
Ares Capital Corp., 7.00%
,
01/15/27 . 8,000 8,228,771

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Arthur J Gallagher & Co., 6.75%
,
02/15/54 ................. USD 9,365 $ 10,926,901
Ashland Services BV, 2.00%
,
01/30/28
(d)
................ EUR 5,590 5,722,702
Ashton Woods USA LLC
(a)
6.63%, 01/15/28 ............ USD 13,054 12,668,079
4.63%, 08/01/29 ............ 2,260 2,009,712
4.63%, 04/01/30 ............ 6,259 5,606,755
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 41,509 50,392,016
5.50%, 03/15/27
(d)
........... 17,800 23,242,149
4.30%, 11/18/34 ............ EUR 8,890 10,365,276
AvalonBay Communities, Inc., 3.35%
,
05/15/27 ................. USD 1,650 1,575,535
Avantor Funding, Inc., 2.63%
,
11/01/25
(d)
................ EUR 4,481 4,831,836
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(d)
................ 2,853 3,081,658
Bank of America Corp.
(b)
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(d)
.............. 23,700 25,389,058
Series N, (1-day SOFR + 0.91%),
1.66%, 03/11/27 .......... USD 1,479 1,368,238
(3-mo. EURIBOR + 1.20%), 1.78%,
05/04/27
(d)
.............. EUR 11,000 11,658,586
(3-mo. CME Term SOFR + 1.84%),
3.82%, 01/20/28 .......... USD 3,369 3,236,874
(1-day SOFR + 1.05%), 2.55%,
02/04/28 ............... 12,150 11,254,976
(3-mo. CME Term SOFR + 1.77%),
3.71%, 04/24/28 .......... 7,960 7,601,039
(1-day SOFR + 1.58%), 4.38%,
04/27/28 ............... 19,355 18,915,622
(3-mo. CME Term SOFR + 1.33%),
3.97%, 03/05/29 .......... 5,000 4,775,566
(1-day SOFR + 1.63%), 5.20%,
04/25/29 ............... 34,246 34,457,852
(3-mo. CME Term SOFR + 1.47%),
3.97%, 02/07/30 .......... 5,000 4,732,483
(3-mo. CME Term SOFR + 1.25%),
2.50%, 02/13/31 .......... 24,350 20,909,750
(3-mo. EURIBOR + 0.79%), 0.69%,
03/22/31
(d)
.............. EUR 13,000 11,998,800
(1-day SOFR + 2.15%), 2.59%,
04/29/31 ............... USD 4,150 3,576,428
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 4,150 3,369,181
(1-day SOFR + 1.22%), 2.30%,
07/21/32 ............... 12,420 10,141,392
Bank of New York Mellon Corp. (The)
(1-day SOFR + 1.03%), 4.95%,
04/26/27
(b)
.............. 8,300 8,302,469
3.85%, 04/26/29 ............ 25,000 24,228,489
Bausch & Lomb Escrow Corp., 8.38%
,
10/01/28
(a)
................ 2,493 2,629,965
Bausch Health Cos., Inc., 5.50%
,
11/01/25
(a)
................ 30 27,443
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 11,595,794
Becton Dickinson & Co.
3.73%, 12/15/24 ............ 8,400 8,267,787
0.03%, 08/13/25 ............ EUR 4,400 4,599,550
3.70%, 06/06/27 ............ USD 4,300 4,166,899
4.69%, 02/13/28 ............ 8,500 8,536,183
2.82%, 05/20/30 ............ 15,000 13,406,510
Security
Par (000)
Par (000) Value
United States (continued)
Becton Dickinson Euro Finance SARL,
1.21%
,
06/04/26 ............ EUR 16,000 $ 16,856,910
Belden, Inc.
(d)
3.38%, 07/15/27 ............ 2,635 2,807,422
3.88%, 03/15/28 ............ 3,121 3,342,065
Big River Steel LLC, 6.63%
,
01/31/29
(a)
USD 6,863 6,997,378
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 1,592 1,612,637
Booking Holdings, Inc., 4.00%
,
11/15/26 .................. EUR 4,700 5,327,998
Boxer Parent Co., Inc., 6.50%
,
10/02/25
(d)
................ 12,882 14,166,958
BP Capital Markets America, Inc.
3.41%, 02/11/26 ............ USD 7,405 7,230,423
3.59%, 04/14/27 ............ 5,000 4,847,468
Broadcom, Inc.
4.00%, 04/15/29
(a)
........... 8,290 8,001,998
4.15%, 11/15/30 ............ 21,150 20,202,066
2.45%, 02/15/31
(a)
........... 8,000 6,840,504
3.42%, 04/15/33
(a)
........... 12,550 11,022,752
Buckeye Partners LP
4.35%, 10/15/24 ............ 4,975 4,875,387
4.13%, 03/01/25
(a)
........... 2,452 2,376,827
3.95%, 12/01/26 ............ 271 256,095
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ 5,980 5,996,260
8.13%, 07/01/27 ............ 11,125 11,404,226
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 2,042 2,070,965
Calpine Corp., 5.13%
,
03/15/28
(a)
... 4,315 4,137,129
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 13,235 13,146,468
Capital One Financial Corp.
(b)
(1-day SOFR + 3.07%), 7.62%,
10/30/31 ............... 11,258 12,371,263
(1-day SOFR + 2.86%), 6.38%,
06/08/34 ............... 18,276 18,809,616
Carnival Corp., 7.63%
,
03/01/26
(d)
... EUR 11,389 12,748,907
Carrier Global Corp.
4.38%, 05/29/25
(d)
........... 18,230 20,298,083
4.50%, 11/29/32
(d)
........... 5,500 6,493,613
5.90%, 03/15/34
(a)
........... USD 9,935 10,745,641
6.20%, 03/15/54
(a)
........... 3,570 4,126,819
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 7,760 6,853,277
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(a)
........... 3,460 3,342,956
2.38%, 03/01/28
(d)
........... EUR 8,337 7,995,654
3.13%, 02/15/29
(a)
........... USD 985 861,993
Cedar Fair LP, 5.50%
,
05/01/25
(a)
... 102 101,487
CenterPoint Energy Houston Electric
LLC
5.20%, 10/01/28 ............ 2,400 2,475,824
5.30%, 04/01/53 ............ 957 1,000,608
Century Communities, Inc., 6.75%
,
06/01/27 ................. 1,186 1,198,803
Charles Schwab Corp. (The)
5.88%, 08/24/26 ............ 7,977 8,181,572
(1-day SOFR + 1.88%), 6.20%,
11/17/29
(b)
.............. 12,000 12,583,768
(1-day SOFR + 2.01%), 6.14%,
08/24/34
(b)
.............. 8,000 8,432,604
Charter Communications Operating
LLC
6.15%, 11/10/26 ............ 22,421 22,921,639

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
3.75%, 02/15/28 ............ USD 8,128 $ 7,673,214
4.20%, 03/15/28 ............ 7,758 7,451,780
2.25%, 01/15/29 ............ 31,294 27,152,794
5.05%, 03/30/29 ............ 8,300 8,212,006
Chemours Co. (The), 4.00%
,
05/15/26 EUR 8,020 8,687,673
Chesapeake Energy Corp.
6.13%, 02/15/21
(c)(f)(o)
......... USD 27,853 3
5.38%, 06/15/21
(c)(f)(o)
......... 4,795 1
5.50%, 02/01/26
(a)
........... 2,019 2,001,513
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 271 268,157
4.75%, 01/15/28 ............ 227 217,556
5.75%, 04/01/30 ............ 5,565 5,425,828
Citibank NA, 5.80%
,
09/29/28 ..... 20,700 21,613,456
Citigroup, Inc.
(1-day SOFR + 1.53%), 3.29%,
03/17/26
(b)
.............. 8,407 8,184,660
(3-mo. EURIBOR + 1.07%), 1.50%,
07/24/26
(b)(d)
............. EUR 10,500 11,186,793
1.75%, 10/23/26 ............ GBP 5,104 6,018,294
(3-mo. CME Term SOFR + 1.82%),
3.89%, 01/10/28
(b)
......... USD 4,785 4,627,036
(1-day SOFR + 1.28%), 3.07%,
02/24/28
(b)
.............. 30,373 28,619,788
(3-mo. CME Term SOFR + 1.45%),
4.08%, 04/23/29
(b)
......... 12,280 11,818,711
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30
(b)
......... 2,075 1,969,017
(1-day SOFR + 1.15%), 2.67%,
01/29/31
(b)
.............. 16,570 14,373,145
(1-day SOFR + 2.11%), 2.57%,
06/03/31
(b)
.............. 28,500 24,345,182
Citizens Bank NA
(b)
(1-day SOFR + 1.40%), 4.12%,
05/23/25 ............... 2,673 2,608,604
(1-day SOFR + 1.45%), 6.06%,
10/24/25 ............... 1,750 1,707,244
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 7,623 7,392,810
8.38%, 07/01/28 ............ 17,854 18,638,594
Clarios Global LP
4.38%, 05/15/26
(d)
........... EUR 5,382 5,890,873
6.25%, 05/15/26
(a)
........... USD 130 130,169
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 1,053 1,005,180
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 36,906 35,150,777
9.00%, 09/30/29 ............ 1,972 1,874,293
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 4,940 4,605,892
Comcast Corp.
0.00%, 09/14/26 ............ EUR 8,000 8,141,976
3.30%, 04/01/27 ............ USD 9,669 9,322,473
4.15%, 10/15/28 ............ 8,400 8,282,994
Comerica Bank, (1-day SOFR +
2.61%), 5.33%
,
08/25/33
(b)
..... 29,400 26,996,250
Commercial Metals Co.
4.13%, 01/15/30 ............ 22,119 20,267,337
4.38%, 03/15/32 ............ 7,677 6,889,766
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 12,946 10,550,990
CommScope, Inc., 4.75%
,
09/01/29
(a)
1,335 896,326
Concentrix Corp., 6.65%
,
08/02/26 .. 7,905 8,102,673
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,349,562
Security
Par (000)
Par (000) Value
United States (continued)
Constellation Energy Generation LLC,
6.50%
,
10/01/53 ............ USD 26,945 $ 30,386,186
Consumers Energy Co., 4.90%
,
02/15/29 ................. 21,478 21,852,971
Coty, Inc.
(d)
3.88%, 04/15/26 ............ EUR 7,059 7,762,438
5.75%, 09/15/28 ............ 2,626 3,046,820
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ USD 7,046 6,156,020
CRH SMW Finance DAC, 4.00%
,
07/11/31
(d)
................ EUR 13,800 15,822,836
Crown Castle, Inc., 2.90%
,
03/15/27 . USD 17,757 16,605,451
Crown European Holdings SA
(d)
3.38%, 05/15/25 ............ EUR 7,232 7,913,909
5.00%, 05/15/28 ............ 9,751 11,154,446
CrownRock LP, 5.63%
,
10/15/25
(a)
.. USD 42 41,944
CRSO Trust, 7.12%
,
07/10/28
(a)
.... 4,399 4,580,088
CSC Holdings LLC
5.25%, 06/01/24 ............ 26,860 26,293,418
5.50%, 04/15/27
(a)
........... 14,535 13,434,658
CVS Health Corp.
3.63%, 04/01/27 ............ 3,175 3,076,540
1.30%, 08/21/27 ............ 11,955 10,617,848
1.75%, 08/21/30 ............ 12,450 10,284,435
5.63%, 02/21/53 ............ 3,940 3,993,609
Dana Financing Luxembourg SARL
(d)
3.00%, 07/15/29 ............ EUR 2,132 2,074,717
8.50%, 07/15/31 ............ 6,834 8,240,440
Dana, Inc., 4.25%
,
09/01/30 ...... USD 1,736 1,538,664
Dell International LLC, 6.02%
,
06/15/26 6,224 6,370,945
Discover Bank, 2.45%
,
09/12/24 .... 20,685 20,194,335
DISH DBS Corp., 5.88%
,
11/15/24 .. 14,643 13,731,658
DISH Network Corp., 0.00%
,
12/15/25
(l)
(m)
...................... 8,119 5,033,780
Dresdner Funding Trust I, 8.15%
,
06/30/31
(d)
................ 4,994 5,505,885
Edison International
6.95%, 11/15/29 ............ 4,150 4,503,666
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88%, 06/15/54
(b)
... 18,220 18,356,650
Elanco Animal Health, Inc., 6.65%
,
08/28/28
(e)
................ 13 13,470
Elevance Health, Inc.
3.65%, 12/01/27 ............ 3,402 3,299,885
2.55%, 03/15/31 ............ 19,600 17,018,101
Emerald Debt Merger Sub LLC, 6.38%
,
12/15/30
(d)
................ EUR 1,797 2,118,796
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ............ 7,437 8,175,906
5.38%, 02/15/26 ............ GBP 2,175 2,633,634
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(d)
........... EUR 2,644 2,503,806
Enterprise Products Operating LLC,
3.13%
,
07/31/29 ............ USD 4,200 3,928,336
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 5,525 5,692,944
7.50%, 06/01/30 ............ 2,750 2,956,302
Equinix, Inc.
1.25%, 07/15/25 ............ 8,000 7,525,571
3.20%, 11/18/29 ............ 9,709 8,917,058
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 30,063 30,930,318

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/20
(c)(f)(o)
......... USD 1,665 $ —
Evergy, Inc., 4.50%
,
12/15/27
(a)(m)
... 8,982 9,220,023
Exelon Corp.
2.75%, 03/15/27 ............ 4,486 4,224,729
5.15%, 03/15/28 ............ 4,040 4,106,404
Fidelity National Information Services,
Inc.
0.63%, 12/03/25 ............ EUR 4,400 4,614,521
1.15%, 03/01/26 ............ USD 6,136 5,669,397
1.50%, 05/21/27 ............ EUR 17,167 17,924,300
5.63%, 07/15/52 ............ USD 3,347 3,397,076
First Horizon Bank, 5.75%
,
05/01/30 . 7,350 6,929,750
Fiserv, Inc., 2.25%
,
07/01/25 ...... GBP 3,800 4,650,446
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ USD 22,228 22,005,720
Florida Power & Light Co., 4.40%
,
05/15/28 ................. 10,368 10,384,574
FLYR, Inc.
(c)
(1-mo. CME Term SOFR at
0.50% Floor + 5.00%), 8.00%,
05/10/27
(b)
.............. 12,083 11,252,905
8.00%, 08/10/27 ............ 25,331 28,950,380
Ford Motor Co.
3.25%, 02/12/32 ............ 4,719 3,924,809
6.10%, 08/19/32 ............ 12,205 12,303,020
Ford Motor Credit Co. LLC
5.58%, 03/18/24 ............ 5,419 5,411,590
5.13%, 06/16/25 ............ 12,600 12,434,642
6.86%, 06/05/26 ............ GBP 19,640 25,806,679
2.70%, 08/10/26 ............ USD 7,300 6,761,170
4.27%, 01/09/27 ............ 16,350 15,680,428
2.90%, 02/16/28 ............ 20,100 18,045,292
6.13%, 05/15/28 ............ EUR 3,142 3,743,838
6.80%, 11/07/28 ............ USD 2,750 2,877,506
5.13%, 02/20/29 ............ EUR 13,950 16,103,425
7.12%, 11/07/33 ............ USD 15,405 16,597,892
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 2,956 2,815,810
5.00%, 03/01/28 ............ 18,905 18,186,782
FREED Corp., 12.00%
,
11/30/28
(c)
.. 108,629 105,370,130
FreeWire Technologies, Inc., (3-mo.
CME Term SOFR + 11.00%),
16.39%
,
04/26/25
(b)(c)
......... 17,700 18,628,975
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 13,760 13,293,552
8.75%, 05/15/30 ............ 18,687 19,223,479
8.63%, 03/15/31 ............ 15,465 15,768,145
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 19,615 18,975,208
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,607,500
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3,229 3,035,260
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 2,639 2,818,811
Gen Digital, Inc., 6.75%
,
09/30/27
(a)
. 8,846 8,999,292
General Mills, Inc.
0.13%, 11/15/25 ............ EUR 9,000 9,378,636
4.20%, 04/17/28 ............ USD 13,630 13,441,264
5.50%, 10/17/28 ............ 6,070 6,290,945
2.25%, 10/14/31 ............ 17,075 14,375,568
Security
Par (000)
Par (000) Value
United States (continued)
General Motors Co.
6.60%, 04/01/36 ............ USD 2,760 $ 2,953,907
5.40%, 04/01/48 ............ 5,354 4,891,628
General Motors Financial Co., Inc.
5.40%, 04/06/26 ............ 7,055 7,099,726
5.15%, 08/15/26
(d)
........... GBP 6,800 8,705,619
2.35%, 02/26/27 ............ USD 15,000 13,807,798
4.50%, 11/22/27
(d)
........... EUR 6,500 7,432,579
Georgia-Pacific LLC, 0.95%
,
05/15/26
(a)
USD 3,000 2,741,466
Gilead Sciences, Inc.
3.65%, 03/01/26 ............ 9,652 9,456,185
1.65%, 10/01/30 ............ 7,775 6,514,388
Global Payments, Inc., 4.88%
,
03/17/31 EUR 16,606 19,218,793
GLP Capital LP
4.00%, 01/15/31 ............ USD 3,678 3,312,530
6.75%, 12/01/33 ............ 3,448 3,719,806
Goldman Sachs Group, Inc. (The)
3.00%, 03/15/24 ............ 3,645 3,624,437
(1-day SOFR + 0.80%), 1.43%,
03/09/27
(b)
.............. 7,186 6,626,122
(1-day SOFR + 0.82%), 1.54%,
09/10/27
(b)
.............. 36,586 33,184,133
(1-day SOFR + 0.91%), 1.95%,
10/21/27
(b)
.............. 7,180 6,568,411
(1-day SOFR + 1.11%), 2.64%,
02/24/28
(b)
.............. 10,456 9,692,809
(1-day SOFR + 1.85%), 3.62%,
03/15/28
(b)
.............. 20,249 19,421,533
7.25%, 04/10/28 ............ GBP 3,332 4,644,572
1.25%, 02/07/29
(d)
........... EUR 4,000 3,950,551
(3-mo. CME Term SOFR + 1.56%),
4.22%, 05/01/29
(b)
......... USD 35,802 34,632,242
0.88%, 05/09/29
(d)
........... EUR 16,000 15,352,381
(1-day SOFR + 1.77%), 6.48%,
10/24/29
(b)
.............. USD 9,005 9,554,733
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 16,784 8,118,297
GrafTech Global Enterprises, Inc.,
9.88%
,
12/15/28
(a)
........... 1,620 1,249,425
Grand Canyon University, 5.13%
,
10/01/28 ................. 8,775 7,846,254
Graphic Packaging International LLC,
2.63%
,
02/01/29
(d)
........... EUR 1,246 1,266,792
GXO Logistics, Inc., 2.65%
,
07/15/31 USD 9,270 7,601,007
HCA, Inc.
5.38%, 02/01/25 ............ 11,894 11,876,521
5.88%, 02/15/26 ............ 8,225 8,294,954
4.50%, 02/15/27 ............ 20,000 19,764,309
3.13%, 03/15/27 ............ 5,492 5,206,055
5.20%, 06/01/28 ............ 4,830 4,879,563
5.63%, 09/01/28 ............ 8,921 9,129,459
5.88%, 02/01/29 ............ 11,080 11,437,337
3.63%, 03/15/32 ............ 3,200 2,861,359
4.38%, 03/15/42 ............ 544 459,569
5.50%, 06/15/47 ............ 344 331,175
5.25%, 06/15/49 ............ 5,010 4,657,121
Healthpeak OP LLC, 1.35%
,
02/01/27 3,840 3,445,212
Hilton Domestic Operating Co., Inc.,
4.88%
,
01/15/30 ............ 17 16,476
Hilton Grand Vacations Borrower
Escrow LLC, 5.00%
,
06/01/29
(a)
.. 147 135,614
Home Depot, Inc. (The), 2.95%
,
06/15/29 ................. 16,735 15,728,521
Homes by WestBay LLC, 9.50%
,
04/30/27
(c)
................ 28,500 26,932,500

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Honeywell International, Inc., 3.75%
,
05/17/32 ................. EUR 7,800 $ 8,920,110
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ USD 7,596 7,300,706
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ 362 309,054
5.25%, 08/15/27
(a)
........... 340 270,155
4.75%, 01/15/28
(a)
........... 227 174,632
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ............ 8,750 8,318,669
1.85%, 09/15/32 ............ 14,150 11,316,377
International Flavors & Fragrances, Inc.
3.27%, 11/15/40
(a)
........... 8,830 6,318,399
5.00%, 09/26/48 ............ 2,173 1,844,326
3.47%, 12/01/50
(a)
........... 5,435 3,709,315
IRB Holding Corp., 7.00%
,
06/15/25
(a)
72 72,000
Iron Mountain UK plc, 3.88%
,
11/15/25
(d)
................ GBP 6,724 8,230,374
JPMorgan Chase & Co.
(b)
(1-day SOFR + 0.49%), 0.77%,
08/09/25 ............... USD 10,000 9,696,723
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(d)
... GBP 20,248 24,360,742
Series KK, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.85%), 3.65%
(n)
... USD 1,643 1,503,565
(1-day SOFR + 1.33%), 6.07%,
10/22/27 ............... 22,300 22,940,281
(1-day SOFR + 1.56%), 4.32%,
04/26/28 ............... 54,985 54,167,711
(3-mo. EURIBOR + 0.84%), 1.64%,
05/18/28
(d)
.............. EUR 14,100 14,695,261
(1-day SOFR + 1.89%), 2.18%,
06/01/28 ............... USD 6,997 6,399,850
(1-day SOFR + 1.99%), 4.85%,
07/25/28 ............... 18,535 18,540,376
(3-mo. CME Term SOFR + 1.38%),
4.01%, 04/23/29 .......... 6,234 5,998,004
(1-day SOFR + 1.02%), 2.07%,
06/01/29 ............... 6,544 5,802,242
(1-day SOFR + 1.57%), 6.09%,
10/23/29 ............... 12,949 13,614,746
(3-mo. CME Term SOFR + 1.42%),
3.70%, 05/06/30 .......... 22,213 20,904,412
Series u, (3-mo. CME Term SOFR +
1.21%), 6.59%, 02/02/37 .... 21,228 18,253,100
Keurig Dr Pepper, Inc., 3.95%
,
04/15/29 20,275 19,765,941
KLA Corp., 5.25%
,
07/15/62 ...... 3,885 4,052,022
Kraft Heinz Foods Co.
4.13%, 07/01/27
(d)
........... GBP 1,960 2,469,258
3.75%, 04/01/30 ............ USD 6,225 5,947,589
Kronos International, Inc., 3.75%
,
09/15/25
(d)
................ EUR 9,990 10,540,473
Lamar Media Corp., 3.75%
,
02/15/28 USD 10 9,380
Landsea Homes Corp., 11.00%
,
07/17/28
(c)
................ 78,968 76,701,618
Lessen, Inc., (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a)(b)(c)
.. 39,939 36,495,831
Level 3 Financing, Inc.
(a)
4.63%, 09/15/27 ............ 11,090 6,654,000
11.00%, 11/15/29
(q)
.......... 28,042 28,042,260
LGI Homes, Inc., 8.75%
,
12/15/28
(a)
. 14,770 15,711,588
Liberty Mutual Group, Inc., (5-Year
EUR Swap Annual + 3.70%), 3.63%
,
05/23/59
(b)(d)
............... EUR 14,047 15,100,587
Security
Par (000)
Par (000) Value
United States (continued)
Light & Wonder International, Inc.,
7.00%
,
05/15/28
(a)
........... USD 194 $ 195,974
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(m)
............... 4,313 215,650
Linde plc, 1.00%
,
03/31/27
(d)
...... EUR 8,000 8,345,067
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... USD 29,927 22,388,389
Litigation Systems, Inc., Series 2020-1,
Class A, 4.00%
,
10/30/27
(c)
..... 5,737 5,614,989
Lowe's Cos., Inc.
4.80%, 04/01/26 ............ 3,787 3,789,431
3.35%, 04/01/27 ............ 9,489 9,139,700
3.10%, 05/03/27 ............ 10,000 9,573,610
6.50%, 03/15/29 ............ 4,042 4,387,430
4.50%, 04/15/30 ............ 5,225 5,194,653
1.70%, 10/15/30 ............ 12,800 10,630,836
2.63%, 04/01/31 ............ 16,300 14,263,131
5.85%, 04/01/63 ............ 3,588 3,757,720
LYB International Finance III LLC
4.20%, 10/15/49 ............ 4,243 3,353,088
3.63%, 04/01/51 ............ 5,102 3,712,293
LyondellBasell Industries NV, 4.63%
,
02/26/55 ................. 2,045 1,772,275
M/I Homes, Inc., 4.95%
,
02/01/28 ... 11,058 10,641,738
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 9 8,640
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 7,757,627
Matador Resources Co., 5.88%
,
09/15/26 ................. 475 471,057
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 33,172 33,758,514
McDonald's Corp., 3.63%
,
11/28/27
(d)
EUR 7,940 8,949,874
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ USD 22,732 20,553,006
Medtronic Global Holdings SCA
2.63%, 10/15/25 ............ EUR 4,940 5,381,527
4.25%, 03/30/28 ............ USD 10,429 10,383,530
MGM Resorts International, 5.75%
,
06/15/25 ................. 121 120,533
Mid-America Apartments LP, 3.95%
,
03/15/29 ................. 949 921,615
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 7,013 6,522,090
Moody's Corp., 0.95%
,
02/25/30 .... EUR 5,454 5,331,714
Morgan Stanley
(b)
(1-day SOFR + 1.30%), 5.05%,
01/28/27 ............... USD 18,497 18,514,856
(1-day SOFR + 0.88%), 1.59%,
05/04/27 ............... 4,361 4,018,170
(1-day SOFR + 0.86%), 1.51%,
07/20/27 ............... 10,955 10,006,360
(3-mo. EURIBOR + 0.70%), 0.41%,
10/29/27 ............... EUR 10,000 10,132,605
(1-day SOFR + 1.00%), 2.48%,
01/21/28 ............... USD 30,112 27,949,406
(1-day SOFR + 1.61%), 4.21%,
04/20/28 ............... 36,382 35,560,412
(3-mo. CME Term SOFR + 1.40%),
3.77%, 01/24/29 .......... 16,400 15,640,389
(1-day SOFR + 1.73%), 5.12%,
02/01/29 ............... 16,390 16,464,535
(3-mo. EURIBOR + 1.30%), 4.66%,
03/02/29 ............... EUR 15,000 17,186,375

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.59%), 5.16%,
04/20/29 ............... USD 12,189 $ 12,258,675
(3-mo. EURIBOR + 0.87%), 0.50%,
10/26/29 ............... EUR 7,900 7,525,015
(1-day SOFR + 1.83%), 6.41%,
11/01/29 ............... USD 29,665 31,438,508
(3-mo. CME Term SOFR + 1.89%),
4.43%, 01/23/30 .......... 2,075 2,021,003
(1-day SOFR + 1.14%), 2.70%,
01/22/31 ............... 20,200 17,658,365
(1-day SOFR + 3.12%), 3.62%,
04/01/31 ............... 6,640 6,116,944
(3-mo. EURIBOR + 1.25%), 2.95%,
05/07/32 ............... EUR 40,000 41,764,548
(3-mo. EURIBOR + 0.83%), 1.10%,
04/29/33 ............... 20,000 17,909,160
Motorola Solutions, Inc., 4.60%
,
05/23/29 ................. USD 8,240 8,175,689
MPLX LP, 5.65%
,
03/01/53 ....... 137 135,297
Nasdaq, Inc., 5.35%
,
06/28/28 ..... 15,003 15,452,294
National Grid North America, Inc.
(d)
4.15%, 09/12/27 ............ EUR 9,350 10,602,565
1.05%, 01/20/31 ............ 3,871 3,608,917
4.67%, 09/12/33 ............ 9,440 11,121,182
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ USD 2,476 2,457,430
5.50%, 08/15/28 ............ 7,695 7,399,347
5.13%, 12/15/30 ............ 7,284 6,585,699
5.75%, 11/15/31 ............ 3,441 3,208,417
NCR Atleos Escrow Corp., 9.50%
,
04/01/29
(a)
................ 12,840 13,642,447
Netflix, Inc.
3.63%, 05/15/27 ............ EUR 11,800 13,174,332
4.88%, 04/15/28 ............ USD 4,200 4,256,162
5.88%, 11/15/28 ............ 10,000 10,527,830
New Home Co., Inc. (The), 8.25%
,
10/15/27
(a)(e)
............... 2,117 1,974,103
New York Life Global Funding, 4.35%
,
09/16/25
(d)
................ GBP 3,899 4,945,419
Newell Brands, Inc., 5.20%
,
04/01/26
(e)
USD 35 34,517
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ 2,731 2,640,743
4.75%, 11/01/28 ............ 7,339 6,762,743
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/27 ............ 5,000 4,990,950
1.90%, 06/15/28 ............ 4,475 3,971,010
Northern Oil & Gas, Inc., 8.75%
,
06/15/31
(a)
................ 2,776 2,891,475
Northern States Power Co., 2.90%
,
03/01/50 ................. 7,107 4,978,592
NRG Energy, Inc.
5.75%, 01/15/28 ............ 14 13,948
5.25%, 06/15/29
(a)
........... 13 12,589
7.00%, 03/15/33
(a)
........... 2,316 2,447,908
OI European Group BV
(d)
2.88%, 02/15/25 ............ EUR 4,879 5,317,768
6.25%, 05/15/28 ............ 7,549 8,717,069
Olympus Water US Holding Corp.
7.13%, 10/01/27
(a)
........... USD 5,254 5,259,884
9.63%, 11/15/28
(d)
........... EUR 13,954 16,482,835
9.75%, 11/15/28
(a)
........... USD 28,566 30,319,752
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28
(a)
........... 7,580 7,486,044
5.75%, 03/15/29 ............ 11,227 11,849,408
5.65%, 11/15/33
(a)
........... 9,982 10,634,021
Security
Par (000)
Par (000) Value
United States (continued)
ONEOK, Inc., 5.80%
,
11/01/30 ..... USD 13,390 $ 13,920,838
OPENLANE, Inc., 5.13%
,
06/01/25
(a)
. 117 114,952
Oracle Corp.
3.25%, 11/15/27 ............ 9,150 8,686,753
2.30%, 03/25/28 ............ 6,775 6,173,148
6.15%, 11/09/29 ............ 12,675 13,635,166
2.95%, 04/01/30 ............ 8,400 7,581,387
2.88%, 03/25/31 ............ 8,300 7,352,579
4.10%, 03/25/61 ............ 4,245 3,234,223
Organon & Co., 2.88%
,
04/30/28
(d)
.. EUR 8,200 8,302,870
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ USD 294 284,179
4.63%, 03/15/30 ............ 227 202,370
Pacific Gas & Electric Co.
6.95%, 03/15/34 ............ 13,033 14,315,576
4.60%, 06/15/43 ............ 2,428 1,996,559
4.75%, 02/15/44 ............ 902 752,644
3.50%, 08/01/50 ............ 10,140 7,000,407
Palomino Funding Trust I, 7.23%
,
05/17/28
(a)
................ 4,440 4,676,011
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 14,923 13,430,700
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 9,790 9,061,976
Parker-Hannifin Corp., 3.65%
,
06/15/24 12,000 11,885,086
PDC Energy, Inc., 5.75%
,
05/15/26 .. 271 270,485
PECO Energy Co., 3.00%
,
09/15/49 . 5,725 4,069,499
PennyMac Financial Services, Inc.,
7.88%
,
12/15/29
(a)
........... 8,668 8,922,553
Penske Truck Leasing Co. LP, 5.55%
,
05/01/28
(a)
................ 10,000 10,153,430
Permian Resources Operating LLC
(a)
5.38%, 01/15/26 ............ 32,104 31,676,477
7.75%, 02/15/26 ............ 1,526 1,552,446
6.88%, 04/01/27 ............ 5,013 5,009,564
8.00%, 04/15/27 ............ 9,512 9,859,911
5.88%, 07/01/29 ............ 2,835 2,764,011
7.00%, 01/15/32 ............ 3,634 3,749,099
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53 ............ 16,529 16,874,193
5.34%, 05/19/63 ............ 31,483 31,785,205
Pfizer, Inc., 2.63%
,
04/01/30 ...... 5,389 4,860,625
PG&E Corp., 4.25%
,
12/01/27
(a)(m)
... 13,403 14,046,344
Pilgrim's Pride Corp., 6.25%
,
07/01/33 11,954 12,299,758
Pioneer, Inc., 10.50%
,
(10.50% Cash or
11.63% PIK), 11/18/30
(a)(b)(c)(p)
.... 29,710 29,710,211
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
30,040 28,055,708
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,932 1,685,765
PNC Bank NA, 3.25%
,
01/22/28 .... 8,500 7,994,808
PNC Financial Services Group, Inc.
(The)
(b)
(SOFR Index + 1.73%), 6.62%,
10/20/27 ............... 10,000 10,373,218
(1-day SOFR + 1.84%), 5.58%,
06/12/29 ............... 3,400 3,472,528
(1-day SOFR + 2.28%), 6.88%,
10/20/34 ............... 783 869,238
Progressive Corp. (The), 2.50%
,
03/15/27 ................. 8,600 8,068,836
Prologis LP
4.88%, 06/15/28 ............ 8,785 8,896,825

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
4.63%, 01/15/33 ............ USD 6,898 $ 6,928,604
Public Service Electric & Gas Co.,
4.65%
,
03/15/33 ............ 3,000 3,000,308
Rain Carbon, Inc., 12.25%
,
09/01/29
(a)
1,046 1,022,465
Rand Parent LLC, 8.50%
,
02/15/30
(a)
15,722 15,035,351
Realty Income Corp., 5.13%
,
07/06/34 EUR 6,300 7,675,481
Republic Services, Inc.
2.50%, 08/15/24 ............ USD 8,300 8,142,191
3.38%, 11/15/27 ............ 4,697 4,511,344
3.95%, 05/15/28 ............ 11,276 11,052,850
4.88%, 04/01/29 ............ 11,493 11,707,340
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 836 807,480
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 17,485 17,878,413
Rocket Mortgage LLC
(a)
2.88%, 10/15/26 ............ 16,142 14,890,995
3.63%, 03/01/29 ............ 5,005 4,529,957
3.88%, 03/01/31 ............ 751 660,502
RTX Corp., 2.15%
,
05/18/30 ...... EUR 14,800 14,974,983
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ USD 2,161 2,074,560
8.63%, 06/01/27 ............ 13,740 12,503,664
11.25%, 12/15/27 ........... 9,287 9,124,748
San Diego Gas & Electric Co., 4.95%
,
08/15/28 ................. 9,007 9,191,605
SC Johnson & Son, Inc., 3.35%
,
09/30/24
(a)
................ 1,210 1,187,944
Schlumberger Finance BV, 0.25%
,
10/15/27
(d)
................ EUR 11,900 11,879,084
SCIL IV LLC
(d)
4.38%, 11/01/26 ............ 2,376 2,544,295
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 8.34%, 11/01/26
(b)
... 2,347 2,590,349
9.50%, 07/15/28 ............ 6,719 7,899,574
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... USD 6,213 6,700,888
8.50%, 07/15/31
(a)
........... 5,057 5,488,383
9.63%, 12/01/32 ............ 11,980 13,699,130
SeaWorld Parks & Entertainment, Inc.,
8.75%
,
05/01/25
(a)
........... 310 311,550
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 20,902 21,005,967
Service Properties Trust
4.50%, 03/15/25 ............ 2,878 2,809,648
7.50%, 09/15/25 ............ 8,374 8,467,060
5.50%, 12/15/27 ............ 1,318 1,206,704
8.63%, 11/15/31
(a)
........... 11,673 12,226,685
Sherwin-Williams Co. (The), 3.45%
,
08/01/25 ................. 4,158 4,044,030
Shire Acquisitions Investments Ireland
DAC, 3.20%
,
09/23/26 ........ 6,000 5,772,067
Silgan Holdings, Inc., 3.25%
,
03/15/25 EUR 6,300 6,885,386
Sirius XM Radio, Inc.
(a)
5.00%, 08/01/27 ............ USD 1,356 1,309,887
5.50%, 07/01/29 ............ 48 46,408
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 5,259 5,449,481
SM Energy Co., 6.75%
,
09/15/26 ... 139 138,638
Sonder Holdings Inc., (3-mo. CME Term
SOFR at 1.00% Floor + 9.00%),
14.61%
,
01/19/27
(b)(c)
......... 34,968 30,467,629
Southern California Edison Co.
Series D, 4.70%, 06/01/27 ..... 9,800 9,857,535
5.30%, 03/01/28 ............ 5,525 5,670,506
Security
Par (000)
Par (000) Value
United States (continued)
2.85%, 08/01/29 ............ USD 3,800 $ 3,462,927
2.75%, 02/01/32 ............ 11,150 9,582,911
5.70%, 03/01/53 ............ 2,261 2,379,779
Southern California Gas Co., 5.75%
,
06/01/53 ................. 9,143 9,606,970
Southern Co. (The), (5-Year EUR Swap
Annual + 2.11%), 1.88%
,
09/15/81
(b)
EUR 47,749 45,142,992
Southern Power Co., 1.85%
,
06/20/26 5,500 5,868,480
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ USD 10,280 11,249,137
9.75%, 11/15/30 ............ 25,155 27,040,971
Sprint Spectrum Co. LLC
(a)
4.74%, 03/20/25 ............ 4,469 4,430,029
5.15%, 03/20/28 ............ 1,568 1,561,234
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 9 8,775
4.75%, 01/15/28 ............ 35 33,694
State Street Corp.
(b)
(1-day SOFR + 1.48%), 5.68%,
11/21/29 ............... 10,000 10,339,976
(3-mo. CME Term SOFR + 1.26%),
6.65%, 06/15/47 .......... 47,132 38,650,012
Steel Dynamics, Inc., 3.45%
,
04/15/30 16,450 15,183,772
Stem, Inc., 0.50%
,
12/01/28
(a)(m)
.... 1,234 626,761
Stryker Corp., 3.38%
,
12/11/28 .... EUR 11,990 13,416,957
Sun Country Airlines Pass-Through
Trusts, Series 2022-1A, 4.84%
,
03/15/31
(c)
................ USD 7,727 7,417,761
Sun Country, Inc., Series 2019-1B,
4.70%
,
12/15/25
(c)
........... 3,214 3,097,414
Sunoco LP
5.88%, 03/15/28 ............ 3,502 3,497,335
4.50%, 04/30/30 ............ 8,738 8,089,748
Sysco Corp., 5.75%
,
01/17/29 ..... 12,000 12,500,157
Tapestry, Inc., 7.35%
,
11/27/28 ..... 8,215 8,617,488
Targa Resources Corp., 6.50%
,
02/15/53 ................. 6,738 7,281,664
Taylor Morrison Communities, Inc.
(a)
5.88%, 06/15/27 ............ 5,098 5,123,490
5.75%, 01/15/28 ............ 914 918,193
TEGNA, Inc., 4.63%
,
03/15/28 ..... 1,083 1,011,598
Tenet Healthcare Corp.
4.25%, 06/01/29 ............ 25,200 23,461,145
4.38%, 01/15/30 ............ 8,327 7,716,959
6.13%, 06/15/30 ............ 6,609 6,682,274
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 10,398 8,877,293
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 3,480 3,018,775
Texas Capital Bank NA, (3-mo. LIBOR
USD + 4.50%), 10.09%
,
09/30/24
(a)(b)
24,145 23,983,727
Thermo Fisher Scientific Finance I BV,
0.00%
,
11/18/25 ............ EUR 4,400 4,582,938
T-Mobile USA, Inc.
3.75%, 04/15/27 ............ USD 8,000 7,759,414
4.75%, 02/01/28 ............ 3,358 3,345,812
2.05%, 02/15/28 ............ 5,298 4,780,329
2.40%, 03/15/29 ............ 8,314 7,461,344
3.38%, 04/15/29 ............ 27,510 25,559,629
3.88%, 04/15/30 ............ 20,395 19,340,614
2.88%, 02/15/31 ............ 8,400 7,401,469
3.50%, 04/15/31 ............ 6,225 5,690,831
2.70%, 03/15/32 ............ 8,275 7,051,966

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Toyota Motor Credit Corp., 3.05%
,
03/22/27 ................. USD 2,414 $ 2,313,313
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 2,888 2,996,264
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 2,880 3,009,328
Travel + Leisure Co., 6.63%
,
07/31/26
(a)
90 90,788
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 6,120 6,012,900
5.70%, 06/15/28 ............ 580 572,025
Truist Financial Corp.
(b)
(1-day SOFR + 2.45%), 7.16%,
10/30/29 ............... 28,292 30,556,281
(1-day SOFR + 2.36%), 5.87%,
06/08/34 ............... 8,225 8,390,274
Uber Technologies, Inc., Series 2028,
0.88%
,
12/01/28
(a)(m)
.......... 7,653 8,322,638
UGI International LLC, 2.50%
,
12/01/29
(d)
................ EUR 7,204 6,740,936
United Wholesale Mortgage LLC
(a)
5.50%, 11/15/25 ............ USD 16,105 16,003,194
5.75%, 06/15/27 ............ 153 149,957
UnitedHealth Group, Inc.
4.25%, 01/15/29 ............ 30,000 29,950,998
2.30%, 05/15/31 ............ 10,840 9,393,060
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 15,123 15,331,773
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 9,755 10,063,453
US Bancorp
(1-day SOFR + 0.73%), 2.22%,
01/27/28
(b)
.............. 14,000 12,865,444
3.00%, 07/30/29 ............ 3,287 2,974,773
(1-day SOFR + 2.26%), 5.84%,
06/12/34
(b)
.............. 8,225 8,484,286
Vantage Drilling International, 9.50%
,
02/15/28
(a)
................ 9,053 8,917,330
Venture Global LNG, Inc., 8.13%
,
06/01/28
(a)
................ 12,079 12,198,546
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 841 1,063,373
4.13%, 03/16/27 ............ USD 4,800 4,729,423
2.10%, 03/22/28 ............ 8,000 7,236,836
1.13%, 11/03/28 ............ GBP 3,266 3,599,502
3.88%, 02/08/29 ............ USD 5,000 4,847,409
4.02%, 12/03/29 ............ 4,202 4,062,867
3.15%, 03/22/30 ............ 12,450 11,379,437
1.68%, 10/30/30 ............ 13,225 10,894,146
1.13%, 09/19/35 ............ EUR 1,823 1,556,589
Viasat, Inc.
(a)
5.63%, 04/15/27 ............ USD 11,851 11,465,842
7.50%, 05/30/31 ............ 2,643 2,074,755
VICI Properties LP
5.63%, 05/01/24
(a)
........... 7,223 7,199,496
3.50%, 02/15/25
(a)
........... 12,437 12,118,986
4.50%, 09/01/26
(a)
........... 434 420,079
4.25%, 12/01/26
(a)
........... 544 523,523
5.75%, 02/01/27
(a)
........... 4,802 4,816,248
3.75%, 02/15/27
(a)
........... 327 308,673
3.88%, 02/15/29
(a)
........... 5,000 4,593,154
4.63%, 12/01/29
(a)
........... 5,361 5,051,400
4.95%, 02/15/30 ............ 7,775 7,544,238
4.13%, 08/15/30
(a)
........... 5,000 4,554,626
Vistra Operations Co. LLC
(a)
3.55%, 07/15/24 ............ 19,463 19,189,202
5.50%, 09/01/26 ............ 17 16,784
5.00%, 07/31/27 ............ 5,226 5,088,041
Security
Par (000)
Par (000) Value
United States (continued)
7.75%, 10/15/31 ............ USD 8,660 $ 8,994,180
VMware LLC, 1.00%
,
08/15/24 ..... 10,749 10,439,752
Warnermedia Holdings, Inc., 6.41%
,
03/15/26 ................. 9,938 9,944,754
Washington Mutual Bank
(c)(f)(o)
0.00%, 09/21/17
(b)
........... 25,126 2
0.00%, 09/21/17
(l)
........... 15,753 2
Washington Mutual Escrow Bonds
(f)(o)
0.00%, 11/06/09 ............ 45,161 451,610
0.00%, 09/19/17
(c)(l)
.......... 2,631 —
Washington Mutual, Inc., 0.00%
,
10/03/17
(b)(c)(f)(o)
............. 14,745 1
Waste Management, Inc.
1.15%, 03/15/28 ............ 12,000 10,545,500
4.88%, 02/15/29 ............ 2,200 2,251,463
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 2,887,330
Wells Fargo & Co.
2.00%, 07/28/25
(d)
........... GBP 9,000 10,913,951
(1-day SOFR + 1.51%), 3.53%,
03/24/28
(b)
.............. USD 6,000 5,724,111
(Sterling Overnight Index Average +
1.28%), 3.47%, 04/26/28
(b)(d)
.. GBP 11,300 13,739,801
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 7,568 7,512,540
(1-day SOFR + 1.74%), 5.57%,
07/25/29
(b)
.............. 22,210 22,677,927
(1-day SOFR + 1.79%), 6.30%,
10/23/29
(b)
.............. 43,924 46,292,462
(3-mo. CME Term SOFR + 1.26%),
2.57%, 02/11/31
(b)
......... 10,000 8,641,202
(1-day SOFR + 1.99%), 5.56%,
07/25/34
(b)
.............. 20,000 20,362,175
Welltower OP LLC
4.25%, 04/15/28 ............ 18,125 17,783,387
2.05%, 01/15/29 ............ 7,945 6,985,735
4.13%, 03/15/29 ............ 4,939 4,767,902
2.80%, 06/01/31 ............ 2,000 1,744,259
2.75%, 01/15/32 ............ 15,000 12,765,051
Westlake Corp., 3.13%
,
08/15/51 ... 893 590,303
Williams Cos., Inc. (The), 5.65%
,
03/15/33 ................. 16,685 17,429,431
WMG Acquisition Corp., 2.25%
,
08/15/31
(d)
................ EUR 2,330 2,250,678
WRKCo, Inc., 3.90%
,
06/01/28 ..... USD 10,557 10,074,679
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 8,315 7,847,586
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 19,435 19,036,225
XHR LP
(a)
6.38%, 08/15/25 ............ 2,385 2,378,954
4.88%, 06/01/29 ............ 3,011 2,771,580
5,935,115,653
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 25,140 24,057,220
6.88%, 03/01/26 ............ 4,645 4,158,158
28,215,378
Total Corporate Bonds — 37.2%
(Cost: $13,319,644,948) ........................... 13,442,777,835

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Fixed Rate Loan Interests
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan,
16.50%
,
 11/09/29
(c)
.......... GBP 161 $ 2,052
United States — 0.3%
(c)
AMF MF Portfolio, Term Loan,
6.67%
,
 11/06/28 ............ USD 4,446 4,431,847
CML ST Regis Aspen, Term Loan
(c)
 02/09/27
(r)
................ 9,712 9,711,577
8.26%, 02/09/27 ............ 48,321 48,321,273
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26 ... 26,871 25,688,229
88,152,926
Total Fixed Rate Loan Interests — 0.3%
(Cost: $89,102,770) .............................. 88,154,978
Floating Rate Loan Interests
Australia — 0.0%
Voyage Australia Pty Ltd., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Cap + 3.50%),
9.18%
,
 07/20/28
(b)(i)
.......... 995 992,424
Canada — 0.0%
(b)
Ontario Gaming GTA LP, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Cap + 4.25%),
9.60%
,
 08/01/30
(i)
........... 414 415,403
WestJet Airlines Ltd., Term Loan, (1-mo.
CME Term SOFR at 1.00% Cap +
3.00%), 8.46%
,
 12/11/26 ....... 6 5,811
421,214
Colombia — 0.1%
Ecopetrol SA, Term Loan, (1-mo.
CME Term SOFR + 0.00%),
10.14%
,
 09/06/30
(b)
.......... 27,200 26,996,000
European Union — 0.0%
Casavo Theta Refinancing DAC, Term
Loan, (1-mo. EURIBOR + 3.35%),
7.21%
,
 05/12/26
(b)(c)
.......... EUR 11,102 12,211,027
France — 0.0%
Tarkett Participation, Facility Term
Loan B, (6-mo. EURIBOR + 3.70%),
7.58%
,
 04/21/28
(b)
........... 1,888 2,031,652
Germany — 0.0%
(b)
BK LC Lux SPV SARL, Facility Term
Loan B, 8.89%
,
 04/28/28
(i)
...... USD 422 422,635
Minimax Viking GmbH, Facility Term
Loan B1, 8.22%
,
 07/31/28
(i)
..... 117 117,631
Tele Columbus AG, Facility Term Loan
A3, (6-mo. EURIBOR + 3.50%),
7.43%
,
 10/15/24 ............ EUR 12,300 8,414,920
TK Elevator Midco GmbH, Facility
Term Loan B1, (6-mo. CME Term
SOFR at 0.50% Cap + 3.50%),
9.38%
,
 07/30/27
(i)
........... USD 995 996,250
Security
Par (000)
Par (000) Value
Germany (continued)
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR +
4.50%), 8.47%
,
 10/02/26 ...... EUR 8,200 $ 5,573,647
15,525,083
Ireland — 0.1%
Promontoria Beech DAC, Term
Loan, (1-mo. EURIBOR + 3.75%),
7.58%
,
 05/17/27
(b)(c)
.......... 41,431 45,508,899
Jersey, Channel Islands — 0.1%
(b)(c)
New Look Corp. Ltd., Term Loan,
(6-mo. LIBOR USD + 0.00%),
16.50%
,
 11/10/27 ........... GBP 272 208,114
Vita Global FinCo Ltd., Additional
Facility Term Loan, (6-mo. SONIA +
7.00%), 12.19%
,
 07/06/27 ...... 7,491 9,035,208
Vita Global FinCo Ltd., Facility Term
Loan B, (6-mo. EURIBOR + 7.00%),
10.72%
,
 07/06/27 ........... EUR 12,484 13,007,579
22,250,901
Luxembourg — 0.1%
(b)
AEA International Holdings
(Luxembourg) SARL, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Cap + 3.75%),
9.36%
,
 09/07/28
(c)
........... USD 7,261 7,269,700
Altice Financing SA, Term Loan,
(3-mo. EURIBOR + 5.00%),
8.93%
,
 10/31/27 ............ EUR 4,543 4,863,821
EURO Parfums Fze, Term Loan A,
(3-mo. CME Term SOFR + 6.75%),
12.21%
,
 09/01/28
(c)
.......... USD 10,561 10,323,377
Rainbow UK Holdco Ltd., Facility
Term Loan B2, (6-mo. EURIBOR +
3.25%), 7.20%
,
 02/24/29 ...... EUR 2,600 2,817,486
Sunshine Luxembourg VII SARL,
Facility Term Loan B3, (3-mo.
CME Term SOFR + 3.50%),
8.95%
,
 10/01/26
(i)
........... USD 997 1,001,715
26,276,099
Netherlands — 0.1%
(b)
Boels Topholding BV, Facility Term Loan
B2, (3-mo. EURIBOR + 3.25%),
7.11% - 7.24%
,
 02/06/27 ....... EUR 3,017 3,328,119
Columbus Finance BV, Facility Term
Loan B, (3-mo. EURIBOR + 3.75%),
7.68%
,
 01/01/38 ............ 4,200 3,639,723
Flutter Entertainment plc, Term Loan B,
(3-mo. CME Term SOFR + 2.25%),
7.70%
,
 11/10/30
(i)
........... USD 950 950,789
Median BV, Facility Term Loan B1,
(6-mo. EURIBOR + 4.93%),
9.06%
,
 10/14/27 ............ EUR 7,100 7,398,409
Peer Holding III BV., Term Loan,
8.60%
,
 10/19/30
(i)
........... USD 799 800,662
16,117,702

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 0.2%
(b)
Lorca Holdco Ltd., Term Loan B2,
(6-mo. EURIBOR + 4.20%),
8.10%
,
 09/17/27 ............ EUR 9,800 $ 10,804,321
Promontoria Challenger I SA, Term
Loan, (1-mo. EURIBOR + 3.25%),
6.93%
,
 12/20/24
(c)
........... 30,220 33,278,161
Sirocco Lux SA, Facility Term Loan
A, (3-mo. EURIBOR + 0.00%),
7.56%
,
 01/01/28
(c)
........... 32,244 35,596,203
79,678,685
United Kingdom — 0.3%
CML Project Horizons, Term Loan,
(3-mo. LIBOR GBP + 3.75%),
8.96%
,
 04/12/26
(b)(c)
.......... GBP 30,990 39,333,505
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 1.00%
Cap + 3.50%), 8.86%, 12/11/26
(b)
(i)
..................... USD 15,566 15,554,768
Mercia, Term Loan A1, (3-mo. SONIA +
2.40%), 7.62%
,
 04/08/26
(b)(c)
.... GBP 9,371 11,858,580
Mercia, Term Loan A2, (3-mo. SONIA +
2.40%), 7.62%
,
 04/08/26
(b)(c)
.... 28,574 36,158,104
Mercia, Term Loan B1, (3-mo. SONIA +
2.40%), 7.62%
,
 04/08/26
(b)(c)
.... 1,646 2,082,826
Virgin Media SFA Finance Ltd., Facility
Term Loan M, (1-mo. LIBOR GBP +
3.25%), 8.48%
,
 11/15/27
(b)
..... 5,100 6,421,926
111,409,709
United States — 2.7%
ABG Intermediate Holdings 2
LLC, 1st Lien Term Loan B1,
8.96%
,
 12/21/28
(b)(i)
.......... USD 997 1,000,936
Action Environmental Group, Inc.,
(The), Delayed Draw Term Loan,
2.25%
,
 10/24/30
(b)(c)(i)
......... 43 43,102
Action Environmental Group, Inc.,
(The), Term Loan, (3-mo. CME Term
SOFR at 0.50% Cap + 4.50%),
9.88%
,
 10/24/30
(b)(c)(i)
......... 287 287,706
Adeia, Inc., Term Loan B, (1-mo.
CME Term SOFR + 3.50%),
8.97%
,
 06/08/28
(b)(i)
.......... 931 929,353
AHP Health Partners, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50%
Cap + 3.50%), 8.97%
,
 08/24/28
(b)(i)
995 997,090
AI Aqua Merger Sub, Inc., Term Loan,
0.00%
,
 07/31/28
(b)(i)
.......... 334 335,149
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)
(1-mo. CME Term SOFR + 3.75%),
9.22%, 02/02/26 .......... 8,290 7,693,823
(1-mo. CME Term SOFR + 4.75%),
10.22%, 02/02/26 ......... 3,257 3,016,566
AlixPartners LLP, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap +
2.75%), 8.22%
,
 02/04/28
(b)(i)
..... 620 621,015
Allied Universal Holdco LLC, Term
Loan
(b)
(1-mo. CME Term SOFR at 0.50%
Cap + 3.75%), 9.21%, 05/12/28 7,332 7,292,264
(1-mo. CME Term SOFR at 0.50%
Cap + 4.75%), 10.11%, 05/12/28
(i)
499 498,047
Security
Par (000)
Par (000) Value
United States (continued)
Allspring Buyer LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap +
3.25%), 8.89%
,
 11/01/28
(b)(i)
..... USD 995 $ 989,494
Alorica, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.50% Floor +
6.88%), 12.23%
,
 12/21/27
(b)(c)
... 22,393 21,945,140
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Cap + 5.60%), 10.81%
,
 02/01/30
(b)
23,428 22,959,245
American Airlines, Inc., Term Loan,
(3-mo. CME Term SOFR + 3.50%),
8.87%
,
 06/04/29
(b)(i)
.......... 1,000 1,001,250
American Auto Auction Group LLC,
1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.75% Cap + 5.00%),
10.50%
,
 12/30/27
(b)
.......... 3,177 3,116,395
American Axle & Manufacturing, Inc.,
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.96% - 9.01%
,
 12/13/29
(b)(i)
..... 975 977,056
American Rock Salt Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 4.00%),
9.47%
,
 06/09/28
(b)
........... 2,333 2,196,069
Amynta Agency Borrower, Inc., Term
Loan, (1-mo. CME Term SOFR +
4.25%), 9.61%
,
 02/28/28
(b)(i)
..... 552 551,923
Apex Tool Group LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Cap + 5.25%),
10.71%
,
 02/08/29
(b)
.......... 13,530 11,835,363
AppLovin Corp., Term Loan,
8.46%
,
 10/25/28
(b)(i)
.......... 997 997,462
Arsenal AIC Parent LLC, Term Loan B,
(1-mo. CME Term SOFR + 4.50%),
9.86%
,
 08/18/30
(b)(i)
.......... 461 462,140
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 4.00%),
9.46%
,
 11/24/27
(b)
........... 4,823 4,747,650
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR at 1.00% Cap +
10.00%), 0.00%
,
 12/15/27
(b)(c)
... 959 —
Bakelite US Holdco, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50%
Cap + 4.00%), 9.50%
,
 05/29/29
(b)
. 15,121 15,035,756
Baldwin Risk Partners LLC, Term
Loan B1, (1-mo. CME Term
SOFR at 0.50% Cap + 3.50%),
8.97%
,
 10/14/27
(b)(i)
.......... 403 402,430
Bally's Corp., Facility Term Loan B
(3-mo. CME Term SOFR at 0.50%
Cap + 3.25%), 8.93%, 10/02/28
(b)
(i)
..................... 30,840 29,155,912
Barnes Group, Inc., Term Loan, (1-
mo. CME Term SOFR + 3.00%),
8.46%
,
 09/03/30
(b)(i)
.......... 497 497,749
Barracuda Parent LLC, 1st Lien Term
Loan, 9.88%
,
 08/15/29
(b)(i)
...... 1,000 973,750
Bausch + Lomb Corp., Term Loan, (1-
mo. CME Term SOFR at 0.50% Cap
+ 3.25%), 8.71%
,
 05/10/27
(b)(i)
... 997 984,388

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BCPE North Star US Holdco 2, Inc.,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 4.00%),
9.47%
,
 06/09/28
(b)
........... USD 10,055 $ 9,015,583
Bleriot U.S. Bidco, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.00%),
9.61%
,
 10/30/28
(b)(i)
.......... 483 484,107
Boxer Parent Co., Inc., Term Loan
(b)
 12/02/28
(r)
................ EUR 6,600 7,272,445
9.61%, 12/29/28
(i)
........... USD 533 536,065
Brand Industrial Services, Inc.,
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Cap + 5.50%),
10.88%
,
 08/01/30
(b)(i)
......... 1,095 1,087,435
Caesars Entertainment, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Cap + 3.25%), 8.71%
,
 02/06/30
(b)(i)
997 998,894
Calpine Construction Finance Co. LP,
Term Loan, (1-mo. CME Term SOFR
+ 2.25%), 7.61%
,
 07/31/30
(b)(i)
... 1,218 1,217,025
Cambrex Corp., 1st Lien Term Loan,
8.96%
,
 12/04/26
(b)(i)
.......... 1,000 977,116
Camelot US Acquisition LLC,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Cap + 3.00%),
8.47%
,
 10/30/26
(b)(i)
.......... 936 937,029
Carnival Corp., Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.00%),
8.36%
,
 08/09/27
(b)(i)
.......... 653 653,262
Carnival Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap +
3.25%), 8.72%
,
 10/18/28
(b)(i)
..... 298 298,603
Cast & Crew LLC, Facility 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Cap + 3.75%),
9.11%
,
 12/29/28
(b)(i)
.......... 973 969,405
Catalent Pharma Solutions, Inc.,
Term Loan B4, (1-mo. CME Term
SOFR at 0.50% Cap + 3.00%),
8.36%
,
 02/22/28
(b)(c)(i)
......... 786 786,000
Central Parent LLC., 1st Lien Term
Loan, (3-mo. CME Term SOFR +
4.00%), 9.35%
,
 07/06/29
(b)(i)
..... 997 1,001,457
Charter Next Generation, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 3.75%),
9.22%
,
 12/01/27
(b)(i)
.......... 997 1,000,867
Chemours Co. (The), Term Loan B3
(b)
(1-mo. EURIBOR + 4.00%),
7.85%, 08/18/28 .......... EUR 9,000 9,778,270
(1-mo. CME Term SOFR at 0.50%
Cap + 3.50%), 8.86%, 08/18/28
(i)
USD 925 921,909
CHG Healthcare Services, Inc., 1st Lien
Term Loan
(b)(i)
(1-mo. CME Term SOFR at 0.50%
Cap + 3.25%), 8.72%, 09/29/28 995 995,020
(1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.10%, 09/29/28 307 307,194
Chobani LLC, Term Loan
(b)(i)
(1-mo. CME Term SOFR at 1.00%
Cap + 3.50%), 8.97%, 10/25/27 499 498,961
(1-mo. CME Term SOFR + 3.75%),
9.11%, 10/25/27 .......... 512 512,425
Security
Par (000)
Par (000) Value
United States (continued)
City Brewing Co. LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Cap + 3.50%),
9.16%
,
 04/05/28
(b)
........... USD 3,917 $ 3,071,635
CML Hyatt Lost Pines, Term Loan,
(1-mo. CME Term SOFR at 1.00%
Floor + 3.55%), 8.91%
,
 09/09/26
(b)(c)
25,700 25,267,510
CML La Quinta Resort, Term Loan,
(1-mo. CME Term SOFR + 3.11%),
8.44%
,
 12/09/26
(b)(c)
.......... 22,171 21,586,968
CML Lake Tahoe Resort Hotel, Term
Loan, (1-mo. CME Term SOFR +
2.90%), 8.49%
,
 10/25/26
(b)(c)
.... 19,099 18,366,892
CML Terranea Resort, Term Loan,
(1-mo. CME Term SOFR + 4.35%),
9.69%
,
 01/01/28
(b)(c)
.......... 16,500 16,498,469
CML Trigrams, Term Loan, (1-mo.
CME Term SOFR + 2.86%),
8.23%
,
 09/15/24
(b)(c)
.......... 48,970 48,849,288
Cobham Ultra SeniorCo SARL, Facility
Term Loan B, (6-mo. CME Term
SOFR at 0.50% Cap + 3.50%),
9.36%
,
 08/03/29
(b)(i)
.......... 998 981,291
Colorado Plaza, Term Loan, (1-mo.
CME Term SOFR + 2.86%),
8.24%
,
 05/15/24
(b)(c)(f)(o)
........ 15,894 3,160,426
Conair Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Cap + 3.75%),
9.22%
,
 05/17/28
(b)
........... 2,285 2,236,202
ConnectWise LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap +
3.50%), 8.97%
,
 09/29/28
(b)
..... 12,649 12,605,348
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw Term Loan,
(3-mo. CME Term SOFR + 8.75%),
1.00% - 14.15%
,
 07/31/28
(b)(c)
... 38,129 37,511,330
Cornerstone Building Brands, Inc.,
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Cap + 3.25%),
8.71%
,
 04/12/28
(b)
........... 12,093 12,067,398
Covanta Holding Corp., Term Loan B,
(1-mo. CME Term SOFR at 0.50%
Cap + 3.00%), 8.36%
,
 11/30/28
(b)(i)
928 928,139
Covanta Holding Corp., Term Loan C,
(1-mo. CME Term SOFR at 0.50%
Cap + 3.00%), 8.36%
,
 11/30/28
(b)(i)
70 69,785
CP Iris Holdco I, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Cap + 3.75%),
9.21%
,
 10/02/28
(b)
........... 1,714 1,708,957
CPM Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 9.85%
,
 09/28/28
(b)(i)
..... 313 313,782
Creative Artists Agency LLC, Term
Loan B, (1-mo. CME Term SOFR +
3.50%), 8.86%
,
 11/27/28
(b)(i)
..... 271 271,552
Crocs, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 3.00%),
8.50%
,
 02/20/29
(b)(i)
.......... 695 696,743
Cushman & Wakefield U.S. Borrower
LLC, Term Loan, (1-mo. CME Term
SOFR at 0.50% Cap + 4.00%),
9.36%
,
 01/31/30
(b)(c)(i)
......... 1,000 997,500

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Derby Buyer LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
4.25%), 9.60%
,
 11/01/30
(b)(c)(i)
.... USD 521 $ 521,000
DirecTV Financing LLC, Term Loan
(3-mo. CME Term SOFR
at 0.75% Cap + 5.00%),
10.65%, 08/02/27
(b)(i)
....... 8,900 8,889,592
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Cap + 5.25%), 10.71%
,
 12/21/28
(b)(c)
6,204 5,645,190
DS Parent, Inc., Term Loan B, (6-mo.
CME Term SOFR at 0.75% Cap +
5.75%), 11.21%
,
 12/10/28
(b)
..... 9,120 9,105,473
Dun & Bradstreet Corp. (The), Term
Loan, (1-mo. CME Term SOFR +
2.75%), 8.21%
,
 02/06/26
(b)(i)
..... 995 996,130
Dynasty Acquisition Co., Inc., Term
Loan B1, (1-mo. CME Term SOFR +
4.00%), 9.36%
,
 08/24/28
(b)(i)
..... 626 627,032
Dynasty Acquisition Co., Inc., Term
Loan B2, (1-mo. CME Term SOFR +
4.00%), 9.36%
,
 08/24/28
(b)(i)
..... 268 268,728
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.11%
,
 09/03/30
(b)
18,802 18,815,979
EIS Group, Ltd., Term Loan
(b)(c)
(1-mo. CME Term SOFR at 0.75%
Cap + 7.00%), 12.35%, 07/10/28 28,919 28,016,316
(1-mo. CME Term SOFR at 0.75%
Cap + 7.00%), 12.36%, 07/10/28 2,892 2,801,632
Elanco Animal Health, Inc., Term Loan,
7.20%
,
 08/01/27
(b)(i)
.......... 997 990,163
Electron Bidco, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Cap + 3.00%),
8.47%
,
 11/01/28
(b)(i)
.......... 997 998,848
Element Materials Technology Group
US Holdings, Inc., Delayed Draw 1st
Lien Term Loan B, 9.70%
,
 07/06/29
(b)
(i)
....................... 315 311,450
Element Materials Technology Group
US Holdings, Inc., Term Loan B,
9.70%
,
 07/06/29
(b)(i)
.......... 682 674,809
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.79%
,
 12/29/27
(b)
7,638 6,822,869
EP Purchaser LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.50%),
9.11%
,
 11/06/28
(b)(i)
........... 995 984,569
Fertitta Entertainment LLC, Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Cap + 4.00%), 9.36%
,
 01/27/29
(b)
. 15,425 15,421,813
First Advantage Holdings LLC, 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.22%
,
 01/31/27
(b)(i)
1,000 1,001,250
Flexera Software LLC, 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.75% Cap + 3.75%),
9.22%
,
 03/03/28
(b)(i)
.......... 995 992,813
Flexsys Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Cap + 5.25%),
10.86%
,
 11/01/28
(b)
.......... 4,475 4,366,225
Security
Par (000)
Par (000) Value
United States (continued)
Focus Financial Partners LLC, Term
Loan B6, (1-mo. CME Term
SOFR at 0.50% Cap + 3.50%),
8.86%
,
 06/30/28
(b)(i)
.......... USD 998 $ 998,747
Fortrea Holdings, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50%
Cap + 3.75%), 9.11%
,
 07/01/30
(b)(i)
997 995,828
Forward Air Corp., Term Loan B,
9.86%
,
 09/20/30
(b)(i)
.......... 1,000 945,830
Galaxy Universal LLC, Term Loan, (3-
mo. SONIA at 1.00% Floor + 5.75%),
11.28%
,
 11/12/26
(b)(c)
......... 27,947 27,423,953
Gates Global LLC, Term Loan B3, (1-
mo. CME Term SOFR at 0.75% Cap
+ 2.50%), 7.96%
,
 03/31/27
(b)(i)
... 497 497,749
Genuine Financial Holdings LLC, 1st
Lien Term Loan
(1-mo. CME Term SOFR + 4.00%),
9.36%, 09/27/30
(b)(i)
........ 2,309 2,299,184
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.28%
,
 08/31/27
(b)
.......... 26,564 17,446,775
Green Plains Operating Co. LLC, Term
Loan, (3-mo. CME Term SOFR +
8.00%), 13.52%
,
 07/20/26
(b)(c)
... 22,703 21,851,724
Grinding Media, Inc., 1st Lien Term
Loan, 9.59% - 9.68%
,
 10/12/28
(b)(c)(i)
997 992,462
GTCR W Merger Sub LLC, Term Loan
B, 0.00%
,
 09/20/30
(b)(i)
........ 622 624,332
Helios Service Partners LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 6.50%),
12.15%
,
 03/19/27
(b)(c)
......... 898 897,677
Helios Service Partners LLC, 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 6.25%),
11.86%
,
 03/19/27
(b)(c)
......... 4,712 4,682,784
Helios Service Partners LLC,
Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR at
1.00% Floor + 6.50%), 12.13% -
12.17%
,
 03/19/27
(b)(c)
......... 4,019 4,018,837
Helios Service Partners LLC, Delayed
Draw 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.25%), 11.89%
,
 03/19/27
(b)(c)
.... 4,785 4,755,585
Helios Software Holdings, Inc., Term
Loan, (3-mo. CME Term SOFR +
4.25%), 9.70%
,
 07/18/30
(b)(i)
..... 839 836,902
Herschend Entertainment Co. LLC,
Term Loan, (1-mo. CME Term
SOFR at 0.50% Cap + 3.75%),
9.22%
,
 08/27/28
(b)
........... 3,718 3,719,082
Hilton Domestic Operating Co., Inc.,
Term Loan B4, 7.46%
,
 11/08/30
(b)(i)
276 276,839
Hilton Washington Dupont Hotel,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 2.61%),
7.97%
,
 04/01/24
(b)(c)
.......... 30,000 29,567,123
Homeserve USA Holding Corp., Term
Loan, (1-mo. CME Term SOFR +
3.00%), 8.36%
,
 10/21/30
(b)(i)
..... 549 550,460

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Houston Center, Term Loan, (1-mo.
CME Term SOFR + 2.21%),
7.57%
,
 09/09/24
(b)(c)
.......... USD 30,825 $ 18,995,715
HRNI Holdings LLC, Term Loan B, (3-
mo. CME Term SOFR at 0.75% Cap
+ 4.25%), 9.75%
,
 12/11/28
(b)
.... 32,433 31,581,439
Hunter Douglas Holding BV, Term
Loan B1, (3-mo. CME Term
SOFR at 0.50% Cap + 3.50%),
8.88%
,
 02/26/29
(b)(i)
.......... 499 496,116
Hydrofarm Holdings Group, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 5.50%),
11.15%
,
 10/25/28
(b)(c)
......... 4,447 3,557,792
INEOS Enterprises Holdings US
Finco LLC, Term Loan B, (3-mo.
CME Term SOFR + 3.75%),
9.24%
,
 07/08/30
(b)(i)
.......... 1,000 998,750
INNIO Group Holding GmbH, Term
Loan, 0.00%
,
 10/31/28
(b)(i)
...... 664 661,497
Interface Security Systems LLC, Term
Loan, (1-mo. CME Term SOFR
at 1.75% Floor + 7.00%), 13.43%
(1.00% PIK),  08/07/23
(b)(c)(f)(o)(p)
... 15,449 11,471,019
Iridium Satellite LLC, Term Loan B3,
(1-mo. CME Term SOFR at 0.75%
Cap + 2.50%), 7.86%
,
 09/20/30
(b)(i)
138 138,229
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Cap + 4.00%), 9.61%
,
 04/26/28
(b)
. 7,910 7,833,901
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Cap + 4.75%), 10.22%
,
 10/04/28
(b)
6,043 5,937,172
Jazz Pharmaceuticals plc, Term Loan,
(1-mo. CME Term SOFR at 0.50%
Cap + 3.50%), 8.97%
,
 05/05/28
(b)(i)
994 998,893
JFL-Tiger Acquisition Co., Inc.
Term Loan, (3-mo. CME Term
SOFR at 0.50% Cap + 5.00%),
10.40%
,
 10/17/30
(b)(i)
......... 300 300,000
Jump Financial LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap +
4.50%), 10.11%
,
 08/07/28
(b)(c)(i)
... 499 493,737
KDC/ONE Development Corp., Inc.,
Term Loan, (1-mo. CME Term SOFR
+ 5.00%), 10.36%
,
 08/15/28
(b)(i)
.. 492 486,342
Kraton Corp., Term Loan,
8.90%
,
 03/15/29
(b)(i)
.......... 997 973,563
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 6.00%),
11.54%
,
 12/22/26
(b)
.......... 3,287 3,288,991
Learning Care Group US No. 2, Inc.,
Term Loan, (3-mo. CME Term SOFR
at 0.50% Cap + 4.75%), 10.10% -
10.14%
,
 08/11/28
(b)(i)
.......... 207 208,414
Legence Holdings LLC, Term Loan, (1-
mo. CME Term SOFR at 0.75% Cap
+ 3.50%), 8.96%
,
 12/16/27
(b)(i)
... 385 384,950
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.22%
,
 03/01/27
(b)
........... 5,762 5,473,900
Security
Par (000)
Par (000) Value
United States (continued)
Light & Wonder International, Inc.,
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Cap + 3.00%),
8.46%
,
 04/14/29
(b)(i)
.......... USD 995 $ 996,502
Lummus Technology Holdings V LLC,
Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.97%
,
 06/30/27
(b)(i)
995 995,120
M6 ETX Holdings II Midco LLC,
Term Loan, (1-mo. CME Term
SOFR at 0.50% Cap + 4.50%),
9.96%
,
 09/19/29
(b)(i)
.......... 995 995,897
Maravai Intermediate Holdings LLC,
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Cap + 3.00%),
8.40%
,
 10/19/27
(b)(i)
.......... 995 966,738
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. CME Term
SOFR at 1.00% Cap + 7.50%),
13.15%
,
 09/03/26
(b)
.......... 5,485 3,935,256
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap +
4.00%), 9.47%
,
 05/04/28
(b)(i)
..... 995 995,465
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Cap + 7.00%),
12.46%
,
 11/01/29
(b)
.......... 3,210 2,692,387
Medline Borrower LP, Term Loan
(1-mo. CME Term SOFR at 0.50%
Cap + 3.00%), 8.47%, 10/23/28
(b)
(i)
..................... 42,674 42,846,824
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.61%
,
 05/03/28
(b)(i)
995 976,622
Momentive Performance Materials, Inc.,
Term Loan, (1-mo. CME Term SOFR
+ 4.50%), 9.86%
,
 03/29/28
(b)(i)
... 995 959,546
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.01%
Cap + 6.00%), 11.45%
,
 01/24/30
(b)
943 754,400
NFP Corp., Term Loan,
8.72%
,
 02/16/27
(b)(i)
.......... 995 999,030
Nieslsen Consumer, Inc., Term Loan,
(1-mo. EURIBOR + 6.50%),
10.34%
,
 03/06/28
(b)
.......... EUR 7,264 7,948,379
Olaplex, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
 02/23/29
(b)
........... USD 12,614 11,636,558
OMNIA Partners LLC, Delayed Draw
Term Loan, 0.50%
,
 07/25/30
(b)(i)
.. 81 81,444
OMNIA Partners LLC, Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.63%
,
 07/25/30
(b)(i)
.......... 862 866,838
Organon & Co., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap +
3.00%), 8.47%
,
 06/02/28
(b)(i)
..... 1,000 1,000,630
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(b)(c)
(1-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.61%, 03/19/27 1,520 1,501,391
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.61%, 03/19/27 8,974 8,973,747

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Orion Group HoldCo LLC, Term Loan
(b)
(c)
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.61%, 03/19/27 USD 152 $ 149,980
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.61%, 03/19/27 768 767,646
Osaic Holdings, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.86%
,
 08/17/28
(b)(i)
.......... 404 405,173
Oscar AcquisitionCo LLC, Term Loan B,
(3-mo. CME Term SOFR at 0.50%
Cap + 4.50%), 9.95%
,
 04/29/29
(b)(i)
995 983,769
Park Avenue Tower, Term Loan,
(1-mo. CME Term SOFR + 2.17%),
7.52%
,
 03/09/24
(b)(c)
.......... 42,350 39,739,222
Park River Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.84%
,
 12/28/27
(b)
........... 2,078 2,024,746
Peraton Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Cap + 3.75%), 9.21%
,
 02/01/28
(b)(i)
992 993,145
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.75%),
9.21%
,
 02/11/28
(b)(i)
.......... 1,247 1,231,856
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1, (3-
mo. CME Term SOFR + 2.50%),
7.83%
,
 10/13/30
(b)(i)
.......... 355 355,831
Project Alpha Intermediate Holding,
Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Cap + 4.75%),
10.11%
,
 10/28/30
(b)(i)
.......... 968 971,223
Quartz AcquireCo LLC, Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.86%, 06/28/30
(b)(c)(i)
....... 8,871 8,892,944
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 4.75%),
10.22%
,
 04/27/28
(b)
.......... 15,802 11,874,023
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 7.75%),
13.22%
,
 04/27/29
(b)
.......... 10,460 6,328,300
Robertshaw U.S. Holding Corp.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Cap + 8.00%),
13.45%
,
 02/28/27
(b)(c)
......... 4,760 571,200
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR
at 0.75% Floor + 4.00%), 9.46% -
9.47%
,
 03/16/27
(b)
........... 11,347 11,351,891
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR +
3.25%), 8.63%
,
 08/01/27
(b)(i)
..... 605 607,306
Shearer's Foods LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 3.50%),
8.97%
,
 09/23/27
(b)
........... 1,561 1,561,244
Sheraton Austin, Term Loan, (1-mo.
LIBOR USD at 0.25% Floor +
3.48%), 8.94%
,
 06/01/24
(b)(c)
.... 24,746 24,199,424
Security
Par (000)
Par (000) Value
United States (continued)
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap +
3.50%), 8.96%
,
 04/03/28
(b)
..... USD 6,169 $ 5,475,227
Sophia LP, 1st Lien Term Loan B, (1-
mo. CME Term SOFR at 0.50% Cap
+ 3.50%), 8.96%
,
 10/07/27
(b)(i)
... 995 995,846
Star Parent, Inc., Term Loan, (3-mo.
CME Term SOFR + 4.00%),
9.35%
,
 09/27/30
(b)(i)
.......... 1,000 987,080
Surgery Center Holdings, Inc., Term
Loan, 8.86%
,
 12/19/30
(b)(i)
...... 305 305,883
SWF Holdings I Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Cap + 4.00%),
9.47%
,
 10/06/28
(b)
........... 3,947 3,529,852
Topgolf Callaway Brands Corp., Term
Loan, 8.96%
,
 03/15/30
(b)(i)
...... 995 993,953
TransDigm Inc., Term Loan J,
(1-mo. LIBOR USD + 3.25%),
8.60%
,
 02/14/31
(b)(i)
.......... 1,000 1,003,750
Triton Water Holdings, Inc., 1st Lien
Term Loan
(3-mo. CME Term SOFR at 0.50%
Cap + 3.25%), 8.86%, 03/31/28
(b)
(i)
..................... 4,114 4,070,435
UKG, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
 05/04/26
(b)(i)
..... 995 996,546
United AirLines, Inc., Term Loan B,
9.22%
,
 04/21/28
(b)(i)
.......... 355 355,788
UPC Financing Partnership, Facility
Term Loan AX, (1-mo. CME Term
SOFR + 3.00%), 8.48%
,
 01/31/29
(b)(i)
1,000 995,210
USI, Inc., Term Loan
(3-mo. CME Term SOFR + 3.25%),
8.60%, 09/27/30
(b)(i)
........ 301 301,318
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Cap +
5.00%), 10.43%
,
 01/21/29
(b)
..... 7,646 7,521,713
VC GB Holdings Corp., 1st Lien Term
Loan, 8.61%
,
 07/21/28
(b)(i)
...... 997 989,615
VFH Parent LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap +
3.00%), 8.46%
,
 01/13/29
(b)(i)
..... 969 969,863
ViaSat, Inc., Term Loan,
9.96%
,
 05/30/30
(b)(i)
.......... 468 458,055
Vinoy St. Petersburg (The), Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.67%), 7.99%
,
 06/09/26
(b)(c)
26,834 25,883,542
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. CME Term SOFR +
3.25%), 8.73%
,
 01/31/29
(b)(i)
..... 1,000 996,700
Virtusa Corp., Term Loan B,
9.22%
,
 02/11/28
(b)(i)
.......... 995 995,303
VS Buyer LLC, Term Loan, (1-mo.
CME Term SOFR + 3.25%),
8.71%
,
 02/28/27
(b)(i)
.......... 997 998,656
Woof Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Cap + 3.75%),
9.36%
,
 12/21/27
(b)
........... 3,208 2,585,893
Xerox Corp., Term Loan B, (1-mo.
CME Term SOFR + 4.00%),
9.36%
,
 11/15/29
(b)
........... 4,942 4,935,822

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ziggo Financing Partnership, Facility
Term Loan I, (1-mo. CME Term
SOFR + 2.50%), 7.98%
,
 04/30/28
(b)(i)
USD 1,000 $ 996,070
985,370,501
Total Floating Rate Loan Interests — 3.7%
(Cost: $1,422,134,047) ........................... 1,344,789,896
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
8.50%, 06/27/29
(d)
........... 1,291 1,166,289
7.00%, 12/15/47
(a)
........... 4,456 3,341,555
4,507,844
Chile — 0.0%
Banco del Estado de Chile, 2.70%
,
01/09/25
(d)
................ 1,534 1,484,789
Empresa Nacional del Petroleo
3.75%, 08/05/26
(d)
........... 6,067 5,747,755
6.15%, 05/10/33
(a)
........... 2,756 2,757,681
9,990,225
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ............ 8,332 8,108,078
8.88%, 01/13/33 ............ 8,581 9,302,340
17,410,418
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.... EUR 2,625 2,810,933
France — 0.2%
Electricite de France SA
(d)
(6-Year EUR Swap Annual +
3.44%), 4.00%
(b)(n)
......... 10,300 11,273,466
(12-Year EUR Swap Annual +
3.79%), 5.38%
(b)(n)
......... 11,000 12,162,379
(12-Year EUR Swap Annual +
3.04%), 5.00%
(b)(n)
......... 900 990,187
(13-Year GBP Swap Semi + 4.23%),
6.00%
(b)(n)
............... GBP 7,300 9,032,928
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(b)(n)
......... EUR 5,400 5,516,066
3.75%, 06/05/27 ............ 12,800 14,405,993
(5-Year EUR Swap Annual +
3.20%), 3.00%
(b)(n)
......... 1,000 1,004,594
(5-Year EUR Swap Annual +
4.86%), 7.50%
(b)(n)
......... 7,400 8,913,741
(BPISDS15 + 3.32%), 5.88%
(b)(n)
. GBP 1,100 1,280,313
(5-Year EUR Swap Annual +
3.97%), 3.38%
(b)(n)
......... EUR 7,800 7,544,809
6.13%, 06/02/34 ............ GBP 8,600 11,667,197
83,791,673
Hungary — 0.1%
(d)
Magyar Export-Import Bank Zrt., 6.00%
,
05/16/29 ................. EUR 6,328 7,398,307
MFB Magyar Fejlesztesi Bank Zrt.,
6.50%
,
06/29/28 ............ USD 6,610 6,790,916
14,189,223
Security
Par (000)
Par (000) Value
India — 0.0%
(d)
Export-Import Bank of India, 3.88%
,
03/12/24 ................. USD 2,000 $ 1,993,750
Power Finance Corp. Ltd., 4.50%
,
06/18/29 ................. 1,500 1,454,940
3,448,690
Indonesia — 0.0%
(d)
Bank Mandiri Persero Tbk. PT, 5.50%
,
04/04/26 ................. 380 381,069
Bank Negara Indonesia Persero Tbk.
PT, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(b)(n)
........... 750 662,109
Pertamina Persero PT, 3.65%
,
07/30/29 8,423 7,920,252
8,963,430
Ireland — 0.1%
AIB Group plc
(b)(d)(n)
(5-Year EUR Swap Annual +
5.70%), 5.25% ........... EUR 15,107 16,446,825
(5-Year EUR Swap Annual +
6.63%), 6.25% ........... 7,797 8,523,437
24,970,262
Italy — 0.0%
(b)(d)
Banca Monte dei Paschi di Siena SpA,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26 ................. 8,755 9,876,554
Poste Italiane SpA, (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(n)
3,860 3,499,302
13,375,856
Mexico — 0.4%
Petroleos Mexicanos
4.88%, 01/18/24 ............ USD 10,000 9,950,200
3.75%, 02/21/24
(d)
........... EUR 1,681 1,845,069
4.25%, 01/15/25 ............ USD 2,227 2,158,798
3.63%, 11/24/25
(d)
........... EUR 965 997,931
6.88%, 08/04/26 ............ USD 51,105 49,387,872
6.50%, 03/13/27 ............ 40,913 38,023,519
8.75%, 06/02/29 ............ 5,165 4,976,609
5.95%, 01/28/31 ............ 5,853 4,644,356
6.70%, 02/16/32 ............ 4,768 3,945,520
Series 13-2, 7.19%, 09/12/24 ... MXN 2,306 13,014,652
128,944,526
Morocco — 0.0%
OCP SA
(d)
4.50%, 10/22/25 ............ USD 7,000 6,807,500
3.75%, 06/23/31 ............ 2,616 2,246,490
5.13%, 06/23/51 ............ 2,568 1,942,853
10,996,843
Netherlands — 0.1%
TenneT Holding BV
(d)
(5-Year EUR Swap Annual +
2.53%), 3.00%
(b)(n)
......... EUR 4,700 5,149,651
(5-Year EUR Swap Annual +
2.72%), 2.37%
(b)(n)
......... 5,400 5,775,289
1.38%, 06/05/28 ............ 3,900 4,107,175
2.00%, 06/05/34 ............ 1,600 1,600,745
4.75%, 10/28/42 ............ 4,271 5,421,886
22,054,746
Norway — 0.1%
Equinor ASA, 1.25%
,
02/17/27
(d)
.... 38,200 39,954,725

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ USD 4,687 $ 3,515,578
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(d)
........... 9,429 9,313,212
Poland — 0.0%
Bank Gospodarstwa Krajowego, 6.25%
,
10/31/28
(a)
................ 3,498 3,689,690
South Korea — 0.0%
(d)
Korea Land & Housing Corp., 5.75%
,
10/06/25 ................. 1,000 1,012,880
Korea National Oil Corp.
4.75%, 04/03/26 ............ 500 497,480
4.88%, 04/03/28 ............ 500 502,770
2,013,130
Total Foreign Agency Obligations — 1.1%
(Cost: $396,675,074) ............................. 403,941,004
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%
,
04/14/32
(a)
9,675 8,526,094
Argentina — 0.0%
Argentine Republic (The)
(e)
3.62%, 07/09/35 ............ 11,049 3,739,865
4.25%, 01/09/38 ............ 9,835 3,881,088
7,620,953
Bahrain — 0.0%
Kingdom of Bahrain
(d)
6.75%, 09/20/29 ............ 200 202,875
5.45%, 09/16/32 ............ 4,986 4,569,981
7.50%, 09/20/47 ............ 4,889 4,592,604
9,365,460
Benin — 0.0%
Benin Government Bond
(d)
4.88%, 01/19/32 ............ EUR 2,283 2,051,696
6.88%, 01/19/52 ............ 2,282 1,979,498
4,031,194
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 85 17,435,761
10.00%, 01/01/27 ........... 274 56,569,793
74,005,554
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. USD 8,824 7,861,633
China — 0.1%
China Development Bank, 3.30%
,
02/01/24 ................. CNY 168,000 23,592,911
Colombia — 0.8%
Republic of Colombia
4.50%, 01/28/26 ............ USD 8,891 8,713,180
3.88%, 03/22/26 ............ EUR 1,296 1,412,635
7.50%, 08/26/26 ............ COP 359,136,000 88,530,610
3.88%, 04/25/27 ............ USD 5,122 4,880,306
5.75%, 11/03/27 ............ COP 146,659,700 33,483,351
6.00%, 04/28/28 ............ 318,497,700 72,361,876
7.75%, 09/18/30 ............ 132,436,500 31,032,703
Security
Par (000)
Par (000) Value
Colombia (continued)
7.00%, 03/26/31 ............ COP 82,715,200 $ 18,401,717
3.13%, 04/15/31 ............ USD 7,985 6,490,308
8.00%, 04/20/33 ............ 6,339 6,919,414
8.00%, 11/14/35 ............ 2,940 3,212,869
4.13%, 05/15/51 ............ 9,349 6,196,634
8.75%, 11/14/53 ............ 1,612 1,851,281
283,486,884
Costa Rica — 0.1%
Republic of Costa Rica
6.13%, 02/19/31
(d)
........... 10,199 10,425,290
6.55%, 04/03/34
(d)
........... 4,132 4,278,686
7.30%, 11/13/54
(a)
........... 4,079 4,421,228
19,125,204
Czech Republic — 0.4%
Czech Republic
5.50%, 12/12/28 ............ CZK 681,130 32,962,565
2.75%, 07/23/29 ............ 1,420,730 60,252,738
5.00%, 09/30/30 ............ 833,230 40,003,237
4.20%, 12/04/36
(d)
........... 134,540 6,236,110
139,454,650
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 01/29/26
(d)
........... USD 5,216 5,303,107
5.95%, 01/25/27
(d)
........... 7,947 7,963,530
4.50%, 01/30/30
(a)
........... 9,777 8,982,619
7.05%, 02/03/31
(a)
........... 3,115 3,267,479
4.88%, 09/23/32
(a)
........... 15,527 14,116,217
4.88%, 09/23/32
(d)
........... 18,004 16,368,156
56,001,108
Egypt — 0.1%
Arab Republic of Egypt
6.38%, 04/11/31
(d)
........... EUR 2,600 1,836,076
7.63%, 05/29/32
(d)
........... USD 28,639 19,823,558
8.50%, 01/31/47
(a)
........... 2,987 1,853,807
8.50%, 01/31/47
(d)
........... 12,389 7,688,923
7.90%, 02/21/48
(d)
........... 12,685 7,614,964
7.50%, 02/16/61
(a)
........... 3,621 2,105,837
7.50%, 02/16/61
(d)
........... 9,429 5,483,553
46,406,718
El Salvador — 0.0%
Republic of El Salvador, 7.65%
,
06/15/35
(d)
................ 6,136 4,761,153
Gabon — 0.0%
Gabon Government Bond, 7.00%
,
11/24/31
(d)
................ 870 721,556
Germany — 0.5%
Federal Republic of Germany
(d)
0.10%, 04/15/26 ............ EUR 58,125 62,941,239
0.50%, 02/15/28 ............ 15,900 16,571,346
0.00%, 08/15/29 ............ 19,480 19,370,838
0.00%, 08/15/31 ............ 4,800 4,587,267
1.70%, 08/15/32 ............ 83,140 89,868,997
193,339,687
Ghana — 0.0%
Republic of Ghana
(d)(f)(o)
6.38%, 02/11/27 ............ USD 1,805 799,276
7.63%, 05/16/29 ............ 7,974 3,428,820
8.63%, 04/07/34 ............ 1,805 776,150

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ghana (continued)
8.95%, 03/26/51 ............ USD 1,805 $ 775,022
5,779,268
Guatemala — 0.2%
Republic of Guatemala
4.88%, 02/13/28
(d)
........... 29,863 29,086,562
5.25%, 08/10/29
(a)
........... 3,143 3,076,997
5.25%, 08/10/29
(d)
........... 2,695 2,638,405
5.38%, 04/24/32
(a)
........... 200 193,700
7.05%, 10/04/32
(a)
........... 6,575 6,985,937
7.05%, 10/04/32
(d)
........... 1,975 2,098,438
3.70%, 10/07/33
(d)
........... 2,687 2,235,584
6.60%, 06/13/36
(a)
........... 12,201 12,536,527
4.65%, 10/07/41
(a)
........... 4,095 3,337,425
62,189,575
Honduras — 0.0%
Republic of Honduras
5.63%, 06/24/30
(a)
........... 3,811 3,391,790
5.63%, 06/24/30
(d)
........... 8,923 7,941,470
11,333,260
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ............ 1,026 1,025,743
6.75%, 10/22/28 ............ HUF 4,352,800 13,012,473
5.25%, 06/16/29
(a)
........... USD 8,050 8,094,517
22,132,733
India — 0.5%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(d)
........... 638 574,111
Republic of India
7.37%, 10/23/28 ............ INR 13,274,400 161,443,950
162,018,061
Indonesia — 0.6%
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26
(d)
........ USD 1,980 1,882,980
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 4,166 4,139,963
Republic of Indonesia
5.50%, 04/15/26 ............ IDR 253,339,000 16,141,168
8.38%, 09/15/26 ............ 414,592,000 28,246,217
7.00%, 05/15/27 ............ 1,152,497,000 76,236,812
4.55%, 01/11/28 ............ USD 475 473,516
4.10%, 04/24/28 ............ 7,006 6,861,501
4.85%, 01/11/33 ............ 500 510,156
8.25%, 05/15/36 ............ IDR 312,245,000 22,966,647
7.13%, 06/15/38 ............ 451,236,000 30,654,858
6.75%, 01/15/44
(d)
........... USD 6,141 7,520,806
5.65%, 01/11/53 ............ 400 437,250
196,071,874
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(d)
6.38%, 03/03/28 ............ 15,075 14,778,211
5.88%, 10/17/31 ............ EUR 1,956 1,931,248
4.88%, 01/30/32 ............ 1,665 1,545,133
6.13%, 06/15/33 ............ USD 14,273 13,104,398
6.88%, 10/17/40 ............ EUR 1,660 1,530,758
6.63%, 03/22/48 ............ 1,845 1,619,246
34,508,994
Jamaica — 0.0%
Jamaica Government Bond, 6.75%
,
04/28/28 ................. USD 3,408 3,616,127
Security
Par (000)
Par (000) Value
Japan — 0.5%
Japan Government Bond, 1.50%
,
09/20/43 ................. JPY 26,838,000 $ 193,671,383
Jordan — 0.0%
Hashemite Kingdom of Jordan
(d)
4.95%, 07/07/25 ............ USD 4,060 3,966,113
5.85%, 07/07/30 ............ 11,277 10,455,893
14,422,006
Kenya — 0.0%
Republic of Kenya, 8.00%
,
05/22/32
(d)
15,652 14,125,930
Mexico — 0.8%
United Mexican States
7.50%, 06/03/27 ............ MXN 7,245 40,454,841
3.75%, 01/11/28 ............ USD 5,736 5,526,277
8.50%, 03/01/29 ............ MXN 11,243 64,640,135
8.50%, 05/31/29 ............ 11,337 65,417,969
2.66%, 05/24/31 ............ USD 7,734 6,523,145
7.50%, 05/26/33 ............ MXN 4,784 25,600,004
6.35%, 02/09/35 ............ USD 7,237 7,569,450
8.50%, 11/18/38 ............ MXN 8,149 45,823,372
6.34%, 05/04/53 ............ USD 7,230 7,361,044
268,916,237
Mongolia — 0.0%
State of Mongolia, 7.88%
,
06/05/29
(d)
485 495,966
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(d)
........... 812 726,232
2.38%, 12/15/27
(a)
........... 202 180,664
5.95%, 03/08/28
(a)
........... 2,779 2,846,738
6.50%, 09/08/33
(a)
........... 3,501 3,690,273
7,443,907
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 4,861 4,655,927
8.75%, 01/21/31
(d)
........... 4,155 3,953,742
7.88%, 02/16/32
(d)
........... 15,219 13,644,785
7.38%, 09/28/33
(d)
........... 8,490 7,224,459
7.63%, 11/28/47
(d)
........... 8,457 6,687,880
9.25%, 01/21/49
(d)
........... 3,820 3,434,419
39,601,212
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(d)
................ EUR 3,631 4,178,120
Oman — 0.1%
(d)
Oman Government Bond
6.50%, 03/08/47 ............ USD 8,992 9,160,600
6.75%, 01/17/48 ............ 9,308 9,718,134
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ................. 2,156 2,139,156
21,017,890
Panama — 0.2%
Republic of Panama
3.16%, 01/23/30 ............ 38,862 33,069,133
6.40%, 02/14/35 ............ 19,287 18,804,825
6.85%, 03/28/54 ............ 11,805 11,022,919
62,896,877
Paraguay — 0.0%
Republic of Paraguay
(d)
2.74%, 01/29/33 ............ 5,267 4,318,940
3.85%, 06/28/33 ............ 4,896 4,328,064

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paraguay (continued)
5.60%, 03/13/48 ............ USD 4,161 $ 3,803,154
12,450,158
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 5,712 4,964,085
1.86%, 12/01/32 ............ 13,209 10,319,531
15,283,616
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. 1,702 1,203,101
Poland — 0.4%
Republic of Poland
2.50%, 07/25/26 ............ PLN 138,724 33,207,735
2.75%, 10/25/29 ............ 477,681 108,439,869
4.88%, 10/04/33 ............ USD 4,294 4,340,161
4.25%, 02/14/43
(d)
........... EUR 3,100 3,596,745
5.50%, 04/04/53 ............ USD 8,829 9,185,780
158,770,290
Qatar — 0.1%
State of Qatar, 4.63%
,
06/02/46
(d)
... 29,720 28,347,828
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 3,067 3,039,121
2.13%, 03/07/28
(d)
........... EUR 11,222 11,219,422
2.88%, 03/11/29
(d)
........... 6,360 6,347,235
2.50%, 02/08/30
(d)
........... 6,688 6,390,396
2.12%, 07/16/31
(d)
........... 7,638 6,702,826
33,699,000
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(f)
(o)
...................... RUB 1,479,489 5,055,957
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(d)
........... USD 6,941 6,938,831
5.00%, 01/18/53
(a)
........... 5,621 5,281,984
3.45%, 02/02/61
(d)
........... 17,250 12,101,953
24,322,768
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(d)
5,448 4,852,125
South Africa — 0.5%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 618,333 35,377,394
4.85%, 09/30/29 ............ USD 6,722 6,293,472
8.00%, 01/31/30 ............ ZAR 264,515 13,303,140
7.00%, 02/28/31 ............ 1,693,731 77,540,038
5.88%, 04/20/32 ............ USD 6,498 6,154,906
9.00%, 01/31/40 ............ ZAR 250,230 10,659,687
8.75%, 01/31/44 ............ 117,419 4,756,521
5.00%, 10/12/46 ............ USD 10,443 7,688,659
161,773,817
Spain — 1.9%
Bonos y Obligaciones del Estado
0.00%, 05/31/25 ............ EUR 28,020 29,681,619
2.55%, 10/31/32
(a)(d)
.......... 427,039 459,870,247
3.15%, 04/30/33
(a)(d)
.......... 30,606 34,346,794
3.90%, 07/30/39
(a)(d)
.......... 23,720 27,733,833
2.90%, 10/31/46
(a)(d)
.......... 45,767 45,637,954
3.45%, 07/30/66
(a)(d)
.......... 42,500 43,746,227
Security
Par (000)
Par (000) Value
Spain (continued)
Kingdom of Spain, 3.55%
,
10/31/33
(a)(d)
EUR 32,380 $ 37,430,248
678,446,922
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(a)
................ USD 3,949 4,077,342
Ukraine — 0.1%
Ukraine Government Bond
(f)(o)
7.75%, 09/01/25
(d)
........... 3,394 997,836
8.99%, 02/01/26
(d)
........... 3,262 955,766
7.75%, 09/01/26
(d)
........... 1,831 501,694
7.75%, 09/01/27
(d)
........... 110 29,370
7.75%, 09/01/28
(d)
........... 3,278 899,811
7.75%, 09/01/29
(d)
........... 14,930 4,049,763
4.38%, 01/27/32
(d)
........... EUR 9,851 2,185,877
7.38%, 09/25/34
(a)
........... USD 6,537 1,519,852
7.38%, 09/25/34
(d)
........... 27,200 6,324,000
7.25%, 03/15/35
(a)
........... 16,926 3,926,832
7.25%, 03/15/35
(d)
........... 52,435 12,164,920
7.75%, 08/01/41
(b)(d)
.......... 12,895 5,735,696
39,291,417
United Kingdom — 0.5%
U.K. Treasury Bonds
(d)
3.50%, 01/22/45 ............ GBP 33,536 38,929,385
3.75%, 10/22/53 ............ 37,893 45,095,011
0.50%, 10/22/61 ............ 203,531 87,791,274
171,815,670
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. USD 8,414 9,108,052
Uzbekistan — 0.0%
Republic of Uzbekistan International
Bond, 7.85%
,
10/12/28
(a)
....... 4,062 4,242,251
Total Foreign Government Obligations — 9.3%
(Cost: $3,281,563,032) ........................... 3,355,460,493
Shares
Shares
Investment Companies
Communication Services Select Sector
SPDR Fund ............... 94,000 6,830,040
Consumer Discretionary Select Sector
SPDR Fund ............... 25,000 4,470,250
Formentera Partners Fund II LP
(c)(f)(i)
. –
(j)
16,854,730
Invesco S&P 500 Equal Weight ETF . 318,991 50,336,780
iShares 0-5 Year TIPS Bond ETF
(s)
.. 401,690 39,602,617
iShares 20+ Year Treasury Bond ETF
(s)
103,000 10,184,640
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(k)(s)
....... 1,336,776 147,927,632
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(k)(s)
......... 935,611 83,325,516
iShares Latin America 40 ETF
(s)
.... 536,067 15,578,107
iShares MSCI Brazil ETF
(s)
....... 496,774 17,367,219
iShares Russell Mid-Cap Growth ETF
(s)
95,766 10,003,716
SPDR Bloomberg High Yield Bond
ETF
(k)
................... 36,829 3,488,811
VanEck JPMorgan EM Local Currency
Bond ETF ................. 1,780,566 45,137,348
VanEck Semiconductor ETF
(k)
..... 187,200 32,735,664

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Vanguard Intermediate-Term Corporate
Bond ETF
(k)
............... 612,000 $ 49,743,360
Total Investment Companies — 1.5%
(Cost: $502,027,749) ............................. 533,586,430
Par (000)
Pa r (000)
Municipal Bonds
California - 0.1%
Bay Area Toll Authority , Series 2010S-1,
RB, 6.92%, 04/01/40 ......... USD 6,360 7,540,955
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 6,820 8,426,301
Central Unified School District , Series
2021A, GO, 3.00%, 08/01/44 .... 5,000 4,289,017
City of Riverside , Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 4,899,822
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,617,136
Golden State Tobacco Securitization
Corp. , Series 2021B, RB,
2.75%, 06/01/34 ............ 4,140 3,458,432
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 3,745 4,235,744
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,610,360
Series 2009, GO, 7.55%, 04/01/39 4,840 6,096,276
Series 2009, GO, 7.30%, 10/01/39 3,720 4,513,263
Series 2009, GO, 7.35%, 11/01/39 2,270 2,750,675
University of California , Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 4,289,892
56,727,873
Colorado - 0.2%
City & County of Denver , Series 2022A,
GO, 5.00%, 08/01/37 ......... 10,000 11,687,683
City of Greeley
Series 2022, RB, 3.00%, 08/01/38 1,275 1,203,740
Series 2022, RB, 3.00%, 08/01/39 1,340 1,247,192
Series 2022, RB, 3.00%, 08/01/40 1,380 1,268,956
Colorado Health Facilities Authority ,
Series 2016A, RB, 4.00%, 11/15/46 10,860 10,511,178
Denver City & County School
District No. 1 , Series 2022A, GO,
5.00%, 12/01/45 ............ 5,950 6,654,962
32,573,711
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 8,197,793
District of Columbia - 0.0%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,399,436
Series 2015, RB, 5.00%, 07/15/35 3,280 3,369,707
6,769,143
Florida - 0.1%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ 14,000 14,996,510
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,688,029
Security
Par (000)
Par (000) Value
Florida (continued)
County of Miami-Dade , Series 2019E,
RB, 2.53%, 10/01/30 ......... USD 7,590 $ 6,655,160
Florida Department of Management
Services , Series 2021A, COP,
3.00%, 11/01/36 ............ 5,005 4,842,264
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,319,692
31,501,655
Georgia - 0.1%
State of Georgia
Series 2022A, GO, 4.00%, 07/01/40 7,890 8,388,376
Series 2022A, GO, 4.00%, 07/01/41 7,890 8,354,656
16,743,032
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A, RB, 3.00%, 05/15/47 8,000 6,255,093
Massachusetts - 0.1%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 843,069
Series 2019H, GO, 2.90%, 09/01/49 1,055 757,166
Series 2021D, GO, 5.00%, 09/01/49 7,795 8,516,456
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 485 485,046
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 335 335,208
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 10,051,221
Series 2019B, RB, 2.97%, 10/15/32 9,240 8,100,176
29,088,342
Minnesota - 0.0%
State of Minnesota , Series 2021A, GO,
4.00%, 09/01/38 ............ 7,785 8,310,887
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022A, RB, 3.00%, 02/15/38 1,530 1,451,220
New Jersey - 0.0%
New Jersey Health Care Facilities
Financing Authority , Series 2021,
RB, 3.00%, 07/01/51 ......... 4,965 3,669,112
New Jersey Transportation Trust
Fund Authority , Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 3,881,702
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 3,750 3,021,393
10,572,207
New York - 0.2%
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,768,196
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 5,054,928
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ............ 11,870 11,283,721

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York State Urban Development
Corp.
Series 2017D, RB, 3.32%, 03/15/29 USD 3,700 $ 3,491,290
Series 2020E, RB, 4.00%, 03/15/38 6,360 6,681,622
Series 2021B, RB, 2.01%, 03/15/30 7,085 6,113,528
Series 2021B, RB, 2.50%, 03/15/33 9,725 8,088,438
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 9,912,600
State of New York Mortgage Agency ,
Series 2014-189, RB, AMT,
3.85%, 10/01/34 ............ 10 9,993
52,404,316
North Carolina - 0.0%
City of Charlotte , Series 2021A, RB,
3.00%, 07/01/46 ............ 12,525 10,461,796
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... 4,015 4,995,624
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 6,260 6,148,248
State of Ohio , Series 2020C, GO,
5.00%, 03/01/39 ............ 4,095 4,632,284
15,776,156
Oregon - 0.0%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 6,845,129
Series 2005A, GO, 4.76%, 06/30/28 2,601 2,607,317
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 3,880 3,977,394
13,429,840
Pennsylvania - 0.0%
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,467,026
Puerto Rico - 0.2%
Commonwealth of Puerto Rico
(t)
Series 2022, VRDN 0.00%, 11/01/43 8,394 4,532,528
Series 2022, VRDN 0.00%, 11/01/51 136,132 53,194,769
Puerto Rico Electric Power Authority
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 515,000
Series 2007TT, RB, 5.00%, 07/01/18 1,915 478,750
Series 2008WW, RB,
5.38%, 07/01/24
(f)(o)
........ 1,530 382,500
Series 2008WW, RB,
5.25%, 07/01/33
(f)(o)
........ 2,930 732,500
Series 2008WW, RB,
5.50%, 07/01/38 .......... 6,160 1,540,000
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 427,500
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 235,000
Series 2010CCC, RB,
5.25%, 07/01/28
(f)(o)
........ 1,635 408,750
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 306,250
Series 2010ZZ, RB, 5.25%, 07/01/18 6,255 1,563,750
Series 2010ZZ, RB,
5.25%, 07/01/23
(f)(o)
........ 500 125,000
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 287,500
Series 2013A, RB, 5.00%, 07/01/42
(f)
(o)
.................... 6,800 1,700,000
Series 2013A, RB, 5.05%, 07/01/42 1,030 257,500
Series 2013A, RB, 7.00%, 07/01/43
(f)
(o)
.................... 7,405 1,851,250
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ USD 2,048 $ 2,009,781
70,548,328
South Carolina - 0.0%
City of Charleston Waterworks &
Sewer System , Series 2022, RB,
5.00%, 01/01/52 ............ 5,000 5,496,881
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 765 771,180
Series 2018-3, RB, 3.95%, 01/01/49 615 622,937
1,394,117
Texas - 0.0%
Dallas Fort Worth International Airport ,
Series 2019A, RB, 3.14%, 11/01/45 2,360 1,844,530
Temple College , Series 2021, GO,
3.00%, 07/01/46 ............ 6,035 4,856,746
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,669,165
University of Houston , Series 2020A,
RB, 3.00%, 02/15/44 ......... 5,530 4,660,115
17,030,556
Utah - 0.1%
City of Salt Lake City , Series 2021A,
RB, AMT, 5.00%, 07/01/46 ..... 12,445 13,064,388
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ 9,640 8,100,360
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,920,414
11,020,774
Washington - 0.2%
State of Washington , Series 2022A,
GO, 5.00%, 08/01/39 ......... 10,000 11,313,596
Washington Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 26,000 25,863,722
37,177,318
Wisconsin - 0.0%
Wisconsin Health & Educational
Facilities Authority , Series 2016A,
RB, 5.00%, 11/15/35 ......... 6,895 7,122,276
Total Municipal Bonds — 1.3%
(Cost: $518,801,139) ............................. 464,584,728
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.4%
Cayman Islands — 0.1%
Prima Capital CRE Securitization Ltd.,
Series 2016-6A, Class C, 4.00%,
08/24/40
(a)
................ 17,980 16,183,581
Netherlands — 0.0%
(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR + 0.63%), 4.56%,
06/15/53
(d)
.............. EUR 2,028 2,233,868

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Series 2023-1, Class A, (3-mo.
EURIBOR + 1.12%), 5.12%,
02/15/55
(d)
.............. EUR 2,491 $ 2,774,827
Series 2023-1, Class B, (3-mo.
EURIBOR + 1.70%), 5.70%,
02/15/55
(d)
.............. 803 889,865
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR + 1.10%), 5.05%,
07/28/58
(d)
.............. 740 809,751
Series 2021-2, Class A, (3-mo.
EURIBOR + 0.70%), 4.65%,
04/28/59
(d)
.............. 2,143 2,362,676
Series 2021-2, Class B, (3-mo.
EURIBOR + 0.80%), 4.75%,
04/28/59
(d)
.............. 820 889,117
Series 2021-2, Class C, (3-mo.
EURIBOR + 1.05%), 5.00%,
04/28/59
(d)
.............. 504 539,958
Jubilee Place, Series 3, Class C,
(3-mo. EURIBOR + 1.60%), 5.59%,
01/17/59
(d)
................ 202 214,856
10,714,918
United Kingdom — 0.6%
(b)
Atlas Funding plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.70%), 6.93%, 07/25/58
(d)
... GBP 125 159,260
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.25%), 7.48%, 07/25/58
(d)
... 110 140,104
Series 2022-1, Class B, (Sterling
Overnight Index Average +
1.80%), 7.01%, 02/25/60
(d)
... 2,955 3,770,229
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.15%), 6.34%, 01/20/61
(d)
... 4,248 5,435,186
Series 2023-1, Class B, (Sterling
Overnight Index Average +
1.90%), 7.09%, 01/20/61
(d)
... 1,494 1,912,028
Series 2023-1, Class C, (Sterling
Overnight Index Average +
2.75%), 7.94%, 01/20/61
(d)
... 987 1,268,147
Series 2023-1, Class D, (Sterling
Overnight Index Average +
3.80%), 8.99%, 01/20/61
(d)
... 505 646,229
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 6.89%, 08/27/58
(d)
..... 520 640,160
Brants Bridge plc
Series 2022-1, Class B, (Sterling
Overnight Index Average +
2.40%), 7.60%, 12/12/64
(d)
... 2,600 3,330,147
Series 2023-1, Class A, (Sterling
Overnight Index Average +
0.90%), 6.10%, 06/14/66
(d)
... 2,720 3,457,005
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 5.98%, 06/17/58
(d)
... 1,391 1,789,127
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 6.40%, 06/17/58
(d)
... 382 482,247
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 6.80%, 06/17/58
(d)
... GBP 102 $ 128,479
Series 6, Class C, (Sterling
Overnight Index Average +
1.45%), 6.69%, 01/17/59
(d)
... 2,813 3,474,347
Series 6, Class D, (Sterling
Overnight Index Average +
1.85%), 7.09%, 01/17/59
(d)
... 178 216,132
CMF plc
Series 2020-1, Class B, (Sterling
Overnight Index Average +
1.00%), 6.20%, 01/16/57
(d)
... 220 279,816
Series 2020-1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.45%, 01/16/57
(d)
... 100 127,369
Finsbury Square
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
+ 0.65%), 5.85%, 12/16/67
(d)
.. 985 1,250,768
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
+ 1.00%), 6.20%, 12/16/67
(d)
.. 1,470 1,852,452
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
+ 1.25%), 6.45%, 12/16/67
(d)
.. 1,045 1,294,637
Finsbury Square plc
Series 2021-2X, Class A, (Sterling
Overnight Index Average +
0.80%), 6.00%, 12/16/71
(d)
... 1,340 1,705,065
Series 2021-2X, Class B, (Sterling
Overnight Index Average +
1.25%), 6.45%, 12/16/71
(d)
... 1,339 1,692,906
Series 2021-2X, Class C, (Sterling
Overnight Index Average +
1.40%), 6.60%, 12/16/71
(d)
... 371 458,475
Series 2021-2X, Class D, (Sterling
Overnight Index Average +
1.70%), 6.90%, 12/16/71
(d)
... 200 241,956
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average +
1.30%), 6.50%, 12/16/67
(d)
... 218 274,177
Series 2023-1, Class C, (Sterling
Overnight Index Average +
2.00%), 7.20%, 12/16/73
(d)
... 1,294 1,630,502
Series 2023-1, Class D, (Sterling
Overnight Index Average +
2.50%), 7.70%, 12/16/73
(d)
... 1,236 1,533,377
Series 2023-1, Class E, (Sterling
Overnight Index Average +
4.50%), 9.70%, 12/16/73
(d)
... 873 1,089,760
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average + 0.42%),
5.62%, 06/18/39
(d)
........... 6,150 7,539,863
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average +
1.15%), 6.34%, 09/28/55
(d)
... 741 909,425
Series 2017-1RX, Class D, (Sterling
Overnight Index Average +
1.50%), 6.69%, 09/28/55
(d)
... 441 533,288

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Hops Hill No. 1 plc
Series 1, Class C, (Sterling
Overnight Index Average +
1.85%), 7.04%, 05/27/54
(d)
... GBP 200 $ 254,461
Series 1, Class D, (Sterling
Overnight Index Average +
2.35%), 7.54%, 05/27/54
(d)
... 100 126,899
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average +
2.25%), 5.68%, 11/27/54
(d)
... 4,073 5,224,954
Series 2, Class C, (Sterling
Overnight Index Average +
2.85%), 8.04%, 11/27/54
(d)
... 1,077 1,376,778
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average +
1.00%), 6.19%, 12/21/55
(d)
... 6,724 8,561,676
Series 3, Class B, (Sterling
Overnight Index Average +
1.70%), 6.89%, 12/21/55
(d)
... 5,514 6,965,522
Series 3, Class C, (Sterling
Overnight Index Average +
2.50%), 7.69%, 12/21/55
(d)
... 5,089 6,383,230
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.45%, 06/12/57
(d)
... 370 471,562
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.65%), 5.89%, 07/20/58
(d)
... 1,634 2,060,950
Series 2021-1, Class B, (Sterling
Overnight Index Average +
0.95%), 6.19%, 07/20/58
(d)
... 266 333,356
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.49%, 07/20/58
(d)
... 158 194,929
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.65%), 6.89%, 07/20/58
(d)
... 103 125,418
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average +
0.75%), 5.97%, 05/15/51
(d)
... 1,374 1,744,096
Series 2021-FL2, Class A, (Sterling
Overnight Index Average +
0.80%), 6.02%, 05/15/52
(d)
... 818 1,039,368
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 5.89%, 06/23/53
(d)
... 1,615 2,048,608
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.10%), 6.29%, 06/23/53
(d)
... 334 420,393
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.45%), 6.64%, 06/23/53
(d)
... 110 136,430
Series 2023-1, Class B, (Sterling
Overnight Index Average +
2.00%), 7.21%, 12/22/56
(d)
... 764 982,267
Series 2023-1, Class C, (Sterling
Overnight Index Average +
3.00%), 8.21%, 12/22/56
(d)
... 832 1,070,086
Series 2023-1, Class D, (Sterling
Overnight Index Average +
4.05%), 9.26%, 12/22/56
(d)
... 764 977,427
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR +
0.28%), 4.25%, 12/01/50
(d)
..... EUR 949 $ 968,554
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR +
0.48%), 4.48%, 11/15/38
(d)
...... 507 526,593
Parkmore Point RMBS plc, Series
2022-1X, Class A, (Sterling
Overnight Index Average + 1.50%),
6.74%, 07/25/45
(d)
........... GBP 10,311 13,170,423
Pierpont Btl plc
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.10%), 6.29%, 09/21/54
(d)
... 4,081 5,211,264
Series 2023-1, Class B, (Sterling
Overnight Index Average +
1.90%), 7.09%, 09/21/54
(d)
... 2,246 2,869,343
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.80%), 5.99%, 12/22/53
(d)
... 2,661 3,378,582
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.25%), 6.44%, 12/22/53
(d)
... 1,728 2,169,893
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.50%), 6.69%, 10/23/59
(d)
... 421 525,663
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.00%), 7.19%, 10/23/59
(d)
... 307 378,267
Series 2022-1, Class E, (Sterling
Overnight Index Average +
3.40%), 8.59%, 10/23/59
(d)
... 538 662,213
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.25%), 6.44%, 02/23/61
(d)
... 6,033 7,723,255
Series 2023-1, Class B, (Sterling
Overnight Index Average +
2.75%), 7.94%, 02/23/61
(d)
... 2,389 3,056,205
Series 2023-1, Class C, (Sterling
Overnight Index Average +
3.65%), 8.84%, 02/23/61
(d)
... 1,770 2,265,870
Series 2023-1, Class D, (Sterling
Overnight Index Average +
4.35%), 9.54%, 02/23/61
(d)
... 1,093 1,397,478
Series 2023-2, Class A, (Sterling
Overnight Index Average +
1.25%), 6.44%, 09/27/59
(d)
... 6,956 8,904,152
Series 2023-2, Class B, (Sterling
Overnight Index Average +
2.25%), 7.44%, 09/27/59
(d)
... 2,321 2,965,761
Series 2023-2, Class C, (Sterling
Overnight Index Average +
3.20%), 8.39%, 09/27/59
(d)
... 2,150 2,768,045
Series 2023-2, Class D, (Sterling
Overnight Index Average +
4.25%), 9.44%, 09/27/59
(d)
... 1,337 1,715,266
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average +
1.45%), 6.65%, 10/16/56
(d)
... 115 146,473
Series 2020-1B, Class C, (Sterling
Overnight Index Average +
1.70%), 6.90%, 10/16/56
(d)
... 100 127,126

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2020-1B, Class D, (Sterling
Overnight Index Average +
1.95%), 7.15%, 10/16/56
(d)
... GBP 100 $ 126,681
Residential Mortgage Securities 32
plc, Series 32X, Class C, (Sterling
Overnight Index Average + 2.20%),
7.39%, 06/20/70
(d)
........... 1,025 1,303,671
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C, (3-
mo. EURIBOR + 0.25%), 4.20%,
06/12/44
(d)
.............. EUR 106 110,898
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
+ 0.27%), 5.47%, 06/12/44
(d)
.. GBP 265 326,898
Series 2007-NS1X, Class M1C, (3-
mo. EURIBOR + 0.27%), 4.22%,
06/12/44
(d)
.............. EUR 1,851 1,921,549
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average at
10.63% Cap + 1.75%), 6.95%,
06/12/45
(d)
.............. GBP 534 666,667
Series 2, Class D, (Sterling
Overnight Index Average at
11.20% Cap + 2.20%), 7.40%,
06/12/45
(d)
.............. 329 405,018
Series 2, Class E, (Sterling
Overnight Index Average at
12.30% Cap + 3.30%), 8.50%,
06/12/45
(d)
.............. 450 543,677
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average +
0.70%), 5.95%, 07/12/63
(d)
... 756 958,289
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average +
0.95%), 6.20%, 07/12/63
(d)
... 157 196,964
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.50%, 07/12/63
(d)
... 107 133,250
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
+ 1.23%), 6.42%, 04/20/65
(d)
.. 4,494 5,758,355
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
+ 2.15%), 7.34%, 04/20/65
(d)
.. 2,053 2,623,844
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
+ 3.15%), 8.34%, 04/20/65
(d)
.. 438 560,296
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
+ 4.40%), 9.59%, 04/20/65
(d)
.. 278 356,147
Tower Bridge Funding plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.85%), 7.09%, 07/21/64
(d)
... 365 464,606
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.15%), 7.39%, 07/21/64
(d)
... 253 321,292
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 6.00%, 11/20/63
(d)
... 634 807,128
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 6.32%, 11/20/63
(d)
... 253 320,003
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 6.72%, 11/20/63
(d)
... GBP 140 $ 175,993
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 7.02%, 11/20/63
(d)
... 170 211,113
Series 2022-1X, Class C, (Sterling
Overnight Index Average +
1.25%), 6.44%, 12/20/63
(d)
... 264 327,942
Series 2023-2X, Class B, (Sterling
Overnight Index Average +
2.20%), 7.39%, 03/20/65
(d)
... 755 965,956
Series 2023-2X, Class C, (Sterling
Overnight Index Average +
3.20%), 8.39%, 03/20/65
(d)
... 1,119 1,431,237
Series 2023-2X, Class D, (Sterling
Overnight Index Average +
4.30%), 9.49%, 03/20/65
(d)
... 959 1,226,880
Twin Bridges plc
Series 2020-1, Class B, (Sterling
Overnight Index Average +
2.00%), 7.20%, 12/12/54
(d)
... 2,752 3,512,274
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.45%, 12/12/54
(d)
... 390 497,064
Series 2020-1, Class D, (Sterling
Overnight Index Average +
3.00%), 8.20%, 12/12/54
(d)
... 225 286,620
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 6.80%, 03/12/55
(d)
... 436 546,755
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.10%), 7.30%, 03/12/55
(d)
... 804 996,207
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.66%), 5.86%, 09/12/55
(d)
... 2,619 3,313,515
Series 2021-2, Class B, (Sterling
Overnight Index Average +
0.90%), 6.10%, 09/12/55
(d)
... 819 1,023,201
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.15%), 6.35%, 09/12/55
(d)
... 435 534,790
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.50%), 6.70%, 09/12/55
(d)
... 187 225,441
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.30%), 6.50%, 12/01/55
(d)
... 830 1,014,315
Series 2022-1, Class D, (Sterling
Overnight Index Average +
1.70%), 6.90%, 12/01/55
(d)
... 365 437,377
Series 2022-2, Class B, (Sterling
Overnight Index Average +
2.00%), 7.20%, 06/12/55
(d)
... 5,709 7,316,556
Series 2023-1, Class A, (Sterling
Overnight Index Average +
0.95%), 6.15%, 06/14/55
(d)
... 3,311 4,215,777
Series 2023-1, Class B, (Sterling
Overnight Index Average +
1.60%), 6.80%, 06/14/55
(d)
... 6,190 7,874,990
Series 2023-1, Class C, (Sterling
Overnight Index Average +
2.50%), 7.70%, 06/14/55
(d)
... 2,602 3,329,650

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class D, (Sterling
Overnight Index Average +
3.50%), 8.70%, 06/14/55
(d)
... GBP 1,672 $ 2,142,033
Series 2023-2, Class B, (Sterling
Overnight Index Average +
2.05%), 7.27%, 05/15/56
(d)
... 891 1,143,480
Series 2023-2, Class D, (Sterling
Overnight Index Average +
4.05%), 9.27%, 05/15/56
(d)
... 890 1,142,620
212,488,518
United States — 3.7%
Agate Bay Mortgage Trust
(a)(b)
Series 2015-1, Class B5, 3.66%,
01/25/45 ............... USD 1,323 867,145
Series 2015-3, Class B5, 3.53%,
04/25/45 ............... 1,521 999,936
Series 2015-4, Class B5, 3.50%,
06/25/45 ............... 1,061 654,575
Ajax Mortgage Loan Trust
(a)
Series 2022-A, Class A1, 3.50%,
10/25/61
(e)
.............. 45,101 43,149,746
Series 2022-A, Class A2, 3.00%,
10/25/61
(b)
.............. 2,705 2,347,010
Series 2022-A, Class A3, 3.00%,
10/25/61
(b)
.............. 1,443 1,228,777
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 7,784,038
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,347 4,457,880
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,311,031
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,661,786
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 348,277
Series 2022-B, Class A1, 3.50%,
03/27/62
(e)
.............. 51,079 48,075,566
Series 2022-B, Class A2, 3.00%,
03/27/62
(b)
.............. 2,124 1,728,669
Series 2022-B, Class A3, 3.00%,
03/27/62
(b)
.............. 1,821 1,443,858
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 6,576,554
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 7,190 5,464,102
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,055,367
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 5,016,001
Series 2023-A, Class A1, 3.50%,
07/25/62
(e)
.............. 59,902 56,278,577
Series 2023-A, Class A2, 3.00%,
07/25/62
(b)
.............. 2,667 2,274,199
Series 2023-A, Class A3, 2.50%,
07/25/62
(b)
.............. 1,511 1,208,881
Series 2023-A, Class B, 2.50%,
07/25/62
(b)
.............. 8,888 6,160,897
Series 2023-A, Class C, 2.50%,
07/25/62
(b)
.............. 5,066 4,187,523
Series 2023-A, Class M1, 2.50%,
07/25/62
(b)
.............. 4,578 3,553,440
Series 2023-C, Class A1, 3.50%,
05/25/63
(e)
.............. 49,841 46,913,303
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-C, Class A2, 3.00%,
05/25/63
(b)
.............. USD 2,968 $ 2,461,927
Series 2023-C, Class A3, 2.50%,
05/25/63
(b)
.............. 1,583 1,234,028
Series 2023-C, Class C, 2.50%,
05/25/63
(b)
.............. 12,683 10,067,713
Series 2023-C, Class M1, 2.50%,
05/25/63
(b)
.............. 1,385 1,049,224
Series 2023-C, Class M2, 2.50%,
05/25/63
(b)
.............. 8,588 5,954,147
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 5.42% Cap + 0.46%), 5.42%,
06/25/35
(b)
.............. 6,818 5,642,076
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,575 1,769,100
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 633 298,440
Series 2006-23CB, Class 2A5, (1-
mo. CME Term SOFR at 0.40%
Floor and 7.50% Cap + 0.51%),
5.87%, 08/25/36
(b)
......... 7,512 1,517,904
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70% Floor
and 6.25% Cap + 0.81%), 6.17%,
11/25/46
(b)
.............. 4,733 1,678,930
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,403 1,317,946
Series 2006-J7, Class 2A1, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.96%, 11/20/46
(b)
... 3,303 2,486,955
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.38% Floor
+ 0.49%), 5.85%, 09/25/46
(b)
.. 2,545 2,148,798
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 6.74%, 11/25/46
(b)
... 9,505 7,306,352
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 6.15%,
10/25/46
(b)
.............. 9,396 6,705,852
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 5.66%, 03/20/47
(b)
.. 3,046 2,479,431
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 5.97%, 07/25/46
(b)
.. 5,182 4,351,294
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 5.93%,
11/25/36
(b)
.............. 4,191 3,389,129
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,730 9,716,099
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 705 337,320
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,722 1,839,670
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.75%, 04/25/47
(b)
.. 2,798 2,448,403
Series 2007-OA3, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.83%, 04/25/47
(b)
.. 6 517

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.83%, 06/25/47
(b)
.. USD 506 $ 382,990
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.00% Cap + 0.59%),
5.95%, 08/25/47
(b)
......... 556 484,833
American Home Mortgage Assets
Trust
(b)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 5.95%,
10/25/46 ............... 2,499 1,688,651
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 5.68%, 10/25/46 ... 5,305 2,784,077
American Home Mortgage Investment
Trust, Series 2007-1, Class GA1C,
(1-mo. CME Term SOFR at 0.19%
Floor + 0.30%), 5.66%, 05/25/47
(b)
4,777 2,551,018
Angel Oak Mortgage Trust, Series
2019-5, Class B1, 3.96%, 10/25/49
(a)
(b)
...................... 715 626,281
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.03%,
07/31/57 ............... 21,129 8,431,020
Series 2016-3, Class 3A, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.32%, 09/27/46 ... 1,213 1,212,619
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,028 2,716,906
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 2,660 2,617,408
Barclays Mortgage Loan Trust
(a)
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(e)
......... 13,009 12,741,718
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(e)
......... 78,175 79,087,020
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(e)
......... 12,429 12,613,855
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(e)
......... 7,505 7,631,216
Series 2023-NQM3, Class B1,
8.10%, 10/25/63
(b)
......... 3,856 4,013,000
Series 2023-NQM3, Class B2,
8.10%, 10/25/63
(b)
......... 3,244 3,284,804
Series 2023-NQM3, Class B3,
8.10%, 10/25/63
(b)
......... 8,876 8,261,877
Series 2023-NQM3, Class M1,
8.10%, 10/25/63
(b)
......... 6,427 6,799,833
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(b)
......... 10 9,742
Barclays Mortgage Trust
(a)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(e)
.............. 49,808 45,974,126
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(e)
.............. 6,222 5,751,811
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 13,677 13,667,615
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(e)
.............. 28,753 27,894,154
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(e)
.............. 4,958 4,516,962
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... USD 8,624 $ 3,706,013
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 289 164,496
Bayview Commercial Asset Trust,
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 6.15%, 09/25/37
(a)(b)
.... 5,988 5,484,693
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
3.78%, 05/28/36
(a)(b)
.......... 3,154 2,985,132
Bear Stearns ALT-A Trust
(b)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
5.79%, 11/25/36 .......... 1,903 1,650,504
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
5.79%, 01/25/47 .......... 1,727 1,400,163
Bear Stearns Asset-Backed Securities
I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,157 1,849,742
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 2,675 1,972,857
Bear Stearns Mortgage Funding Trust
(b)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor and 11.00% Cap + 0.39%),
5.75%, 08/25/36 .......... 917 893,683
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.34% Floor
and 10.50% Cap + 0.45%),
5.81%, 03/25/37 .......... 94 86,614
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.14% Floor
and 10.50% Cap + 0.25%),
5.61%, 03/25/37 .......... 1,482 1,251,178
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.32%),
5.68%, 06/25/37 .......... 997 928,758
Cascade Funding Mortgage Trust,
Series 2019-RM3, Class C, (1-mo.
LIBOR USD + 0.00%), 4.00%,
06/25/69
(a)(b)
............... 1,101 1,005,776
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,857 20,974,672
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 4.64%,
11/25/35
(b)
.............. 1,041 838,490
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 5.97%,
04/25/46
(b)
.............. 26,610 8,102,762
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.31%), 5.87%, 04/25/46
(b)
.. 1,004 928,634
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 13,136 4,837,017

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CHNGE Mortgage Trust
(a)
Series 2022-1, Class A1, 3.01%,
01/25/67
(b)
.............. USD 4,320 $ 3,920,530
Series 2022-4, Class A1, 6.00%,
10/25/57
(e)
.............. 1,636 1,629,603
CIM Trust, Series 2019-J2, Class B4,
3.77%, 10/25/49
(a)(b)
.......... 1,573 1,153,730
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,951 2,480,743
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 4,060 3,177,985
Citigroup Mortgage Loan Trust
(a)
Series 2014-C, Class B2, 4.25%,
02/25/54 ............... 582 522,498
Series 2022-A, Class A1, 6.17%,
09/25/62
(e)
.............. 12,160 12,204,838
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 810 703,890
COLT Mortgage Loan Trust, Series
2020-2, Class M1, 5.25%, 03/25/65
(a)
(b)
...................... 2,734 2,668,724
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,075 8,478,600
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(b)
.............. 34,335 33,949,549
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(b)
.............. 2,752 2,395,853
Series 2021-JR1, Class B2, 0.00%,
09/27/66 ............... 4,653 4,061,425
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(b)
.............. 3,371 1,049,926
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 6.25%, 11/25/35
(b)
...... 3,159 741,295
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 647 365,118
CSMC Trust
(a)(b)
Series 2014-4R, Class 16A3, (1-mo.
CME Term SOFR at 0.20% Floor
+ 0.31%), 3.83%, 02/27/36 ... 1,929 1,801,107
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 5.70%, 08/27/36 ... 2,290 1,785,393
Series 2014-SAF1, Class B5, 3.85%,
03/25/44 ............... 2,835 2,111,369
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 4.18%, 10/27/36 ... 4,968 3,751,835
Series 2020-RPL2, Class A12,
3.53%, 02/25/60 .......... 4,396 4,394,497
Series 2022-NQM6, Class PT,
9.44%, 12/25/67 .......... 27,945 28,878,244
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.34% Floor + 0.45%), 5.81%,
08/25/47
(b)
................ 2,141 1,901,492
Security
Par (000)
Par (000) Value
United States (continued)
Deutsche Alt-B Securities Mortgage
Loan Trust
(b)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... USD 845 $ 688,242
Series 2006-AB3, Class A8, (1-mo.
LIBOR USD + 0.00%), 6.36%,
07/25/36 ............... 537 437,657
GCAT Trust
(a)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(b)
......... 4,430 3,841,589
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(e)
......... 12,896 12,694,572
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 7.01%, 03/25/36
(b)
..... 1,247 1,093,508
GS Mortgage-Backed Securities Corp.
Trust
(a)(b)
Series 2019-PJ2, Class B4, 4.38%,
11/25/49 ............... 2,568 2,254,552
Series 2020-PJ2, Class B4, 3.55%,
07/25/50 ............... 1,893 1,499,621
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.82%, 01/25/35 ... 2,661 2,359,129
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.82%, 03/25/35 ... 3,868 3,388,434
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor and 9.15% Cap + 0.46%),
5.82%, 01/25/36 .......... 2,519 2,018,498
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.07%,
01/25/35
(b)
.............. 309 291,545
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 119 158,550
Series 2007-OA2, Class 2A1,
3.06%, 06/25/47
(b)
......... 1,467 905,791
HarborView Mortgage Loan Trust
(b)
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 5.88%, 12/19/36 ... 10,738 8,524,649
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 10.00% Cap
+ 0.61%), 5.72%, 07/19/47 ... 1,081 996,410
HIG RCP LLC, Series 2023-FL1, Class
A, (1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 7.63%, 09/19/38
(a)(b)
11,630 11,577,586
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(b)
............... 6,360 6,160,045
Homeward Opportunities Fund Trust,
Series 2022-1, Class A1, 5.08%,
07/25/67
(a)(e)
............... 13,007 12,783,256
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
5.81%, 11/25/36
(b)
........... 1,634 1,449,523
IndyMac INDX Mortgage Loan Trust
(b)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 5.71%, 07/25/36 ... 589 576,077

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-AR19, Class 3A1,
3.69%, 09/25/37 .......... USD 4,982 $ 3,325,119
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.24%
Floor + 0.35%), 5.71%, 08/25/37 1,422 1,236,571
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A5A,
2.50%, 12/25/51 .......... 18,638 14,866,456
Series 2021-INV5, Class B4, 3.19%,
12/25/51 ............... 2,535 1,835,388
Series 2021-INV5, Class B5, 3.19%,
12/25/51 ............... 887 573,503
Series 2021-INV5, Class B6, 2.90%,
12/25/51 ............... 3,027 1,221,906
Series 2021-INV7, Class A5A,
2.50%, 02/25/52 .......... 8,565 6,831,599
Series 2021-INV7, Class B1, 3.27%,
02/25/52 ............... 7,493 6,067,874
Series 2021-INV7, Class B2, 3.27%,
02/25/52 ............... 1,759 1,408,589
Series 2021-INV7, Class B3, 3.27%,
02/25/52 ............... 2,446 1,904,016
Series 2021-INV7, Class B4, 3.27%,
02/25/52 ............... 1,300 954,188
Series 2021-INV7, Class B5, 3.27%,
02/25/52 ............... 535 357,278
Series 2021-INV7, Class B6, 3.20%,
02/25/52 ............... 1,749 696,974
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.76%,
05/25/37
(b)
................ 795 712,374
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(SOFR 30 day Average at 4.25%
Floor + 4.36%), 9.70%, 11/25/24
(a)(b)
1,058 1,080,422
JPMorgan Mortgage Trust
(b)
Series 2007-A1, Class 4A1, 5.67%,
07/25/35 ............... 4 3,506
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,577 4,875,559
Legacy Mortgage Asset Trust
(a)(e)
Series 2020-GS5, Class A1, 6.25%,
06/25/60 ............... 4,640 4,636,134
Series 2020-SL1, Class A, 5.73%,
01/25/60 ............... 518 518,027
Series 2021-GS2, Class A1, 1.75%,
04/25/61 ............... 31,649 30,554,500
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 7.37%,
09/25/47
(b)
................ 2,870 3,702,977
MASTR Resecuritization Trust, Series
2008-3, Class A1, 6.01%, 08/25/37
(a)
(b)
...................... 1,360 495,483
MCM Trust
(c)
Series 2021-VFN1,  3.00%,
08/25/28
(a)
.............. 41,808 40,096,123
Series 2021-VFN1,  3.00%, 09/25/31 28,890 19,008,233
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.89%, 04/25/37
(b)
2,853 2,271,015
MFA Trust
(a)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(b)
......... 225 205,011
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(b)
......... USD 6,050 $ 4,659,733
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(e)
......... 10,475 10,343,255
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 0.16% Floor
and 10.50% Cap + 0.27%), 5.78%,
12/26/46
(a)(b)
............... 1,233 1,124,054
Morgan Stanley Residential Mortgage
Loan Trust, Series 2014-1A, Class
B3, 6.89%, 06/25/44
(a)(b)
....... 777 761,972
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(1-mo. LIBOR USD at 0.34% Floor
and 9.00% Cap + 0.34%), 5.80%,
04/16/36
(a)(b)
............... 5,974 5,694,162
NACC Reperforming Loan REMIC
Trust
(a)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,098 2,682,735
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 711 636,467
New Residential Mortgage Loan Trust
(a)
(b)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 1,876 1,803,459
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 ............... 10,258 7,274,847
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(b)
............. 692 668,317
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(e)
.............. 575 554,849
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(e)
.............. 1,542 291,402
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.42% Floor
+ 0.53%), 6.31%, 06/25/37
(b)
.. 716 571,161
NYMT Loan Trust, Series 2020-SP2,
Class A1, 5.94%, 10/25/60
(a)(b)
... 18,137 18,054,758
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(a)(e)
....... 8,434 8,291,320
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 3,295 2,746,558
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,809 1,726,635
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 13,165 12,964,211
PRPM LLC
(a)
Series 2020-4, Class A1, 5.95%,
10/25/25
(e)
.............. 9,078 9,048,412
Series 2021-4, Class A1, 1.87%,
04/25/26
(e)
.............. 5,634 5,503,406
Series 2022-1, Class A1, 3.72%,
02/25/27
(e)
.............. 1,598 1,540,531
Series 2023-1, Class A1, 6.88%,
02/25/28
(b)
.............. 17,050 17,218,759
RALI Trust, Series 2007-QH9, Class
A1, 6.29%, 11/25/37
(b)
......... 560 454,820
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.47%, 02/25/50
(a)(b)
... 1,631 1,364,330
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(a)(e)
... 17,771 17,103,395

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ready Capital Mortgage Financing LLC,
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.55% Floor +
2.55%), 7.91%, 10/25/39
(a)(b)
.... USD 21,390 $ 21,362,797
Reperforming Loan REMIC Trust
(a)(b)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36% Floor
and 8.00% Cap + 0.47%), 5.83%,
03/25/35 ............... 449 406,911
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.50% Cap + 0.45%), 5.81%,
06/25/35 ............... 967 903,743
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40% Floor
and 9.50% Cap + 0.51%), 5.87%,
09/25/35 ............... 1,557 1,305,578
Residential Mortgage Loan Trust
(a)(b)
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,100 4,480,054
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,757,057
RFMSI Trust, Series 2006-SA2, Class
2A1, 5.36%, 08/25/36
(b)
........ 7,604 5,331,032
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(b)(c)
.............. 4,238 2,527,155
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 3.07%,
05/25/57
(b)
................ 1,386 501,450
Seasoned Loans Structured
Transaction Trust
(a)(b)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... 21,020 20,113,300
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 1,607 1,555,911
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 3.92%, 07/20/37
(b)
.. 1,483 1,084,589
SG Residential Mortgage Trust, Series
2022-2, Class A1, 5.35%, 08/25/62
(a)
(e)
...................... 2,700 2,699,888
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 4.15%,
04/25/37
(b)
................ 426 255,372
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(b)
............... 4,942 4,353,814
Structured Adjustable Rate Mortgage
Loan Trust
(b)
Series 2005-11, Class 1A1, 5.13%,
05/25/35 ............... 657 520,561
Series 2006-3, Class 4A, 3.81%,
04/25/36 ............... 1,326 737,534
Structured Asset Mortgage Investments
II Trust
(b)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor
and 10.50% Cap + 0.57%),
5.93%, 02/25/36 .......... 881 743,040
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor
and 10.50% Cap + 0.49%),
5.85%, 06/25/36 .......... 4,070 3,433,550
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.42% Floor
and 10.50% Cap + 0.53%),
5.89%, 05/25/46 .......... USD 991 $ 685,006
Structured Asset Securities Corp.
Mortgage Loan Trust
(a)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... 1,897 1,080,066
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,272 1,238,807
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1M Sofr
FWD at 0.09% Floor + 0.20%),
4.03%, 06/25/46
(b)
........... 2,759 1,797,272
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(c)
.......... 51,326 46,880,216
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(c)
................ 12,832 11,139,028
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a)(e)
6,749 6,793,940
Verus Securitization Trust
(a)(b)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,222,504
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,316,862
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,214,899
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 1,945,088
Visio Trust
(a)(b)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,376,892
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,729,854
Vista Point Securitization Trust, Series
2020-2, Class B1, 4.90%, 04/25/65
(a)
(b)
...................... 1,160 1,025,836
WaMu Mortgage Pass-Through
Certificates Trust
(b)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 6.00%,
06/25/46 ............... 270 232,464
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 5.76%,
06/25/47 ............... 6,841 5,470,210
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 5.81%,
06/25/47 ............... 2,159 1,717,238
Washington Mutual Mortgage Pass-
Through Certificates WMALT, Series
2007-OA3, Class 5A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.25% Floor
+ 1.25%), 6.26%, 04/25/47
(b)
.... 1,909 1,580,075
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55% Floor
and 5.50% Cap + 0.66%), 5.50%,
11/25/35
(b)
.............. 676 465,709

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... USD 275 $ 210,266
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,949 1,469,957
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,684 2,408,193
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
.............. 2,982 2,499,345
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(e)
.............. 793 664,439
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 5.73%,
12/25/46
(b)
.............. 5,081 3,878,765
Western Mortgage Reference Notes
(a)(b)
Series 2021-CL2, Class M1, (SOFR
30 day Average + 3.15%), 8.49%,
07/25/59 ............... 12,266 12,886,174
Series 2021-CL2, Class M2, (SOFR
30 day Average + 3.70%), 9.04%,
07/25/59 ............... 16,757 16,944,584
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.98%, 11/20/44
(a)
(b)
...................... 1,651 1,266,680
1,337,316,669
Commercial Mortgage-Backed Securities — 4.4%
Bermuda — 0.1%
(a)(b)
PFP Ltd., Series 2022-9, Class A,
(1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 7.64%, 08/19/35 . 11,988 11,944,005
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.61%,
01/19/37 ................. 22,543 22,179,082
34,123,087
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.58%,
12/15/34
(a)(b)
............... 2,119 1,964,610
Ireland — 0.3%
(b)
Agora Securities DAC, Series 2021-1X,
Class A, (Sterling Overnight Index
Average at 1.20% Floor and 5.12%
Cap + 1.20%), 6.42%, 07/22/31
(d)
. GBP 1,160 1,440,909
Atom Mortgage Securities DAC, Series
1X, Class D, (Sterling Overnight
Index Average at 1.90% Floor +
1.90%), 7.14%, 07/22/31
(d)
..... 1,542 1,696,045
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average at 1.35% Floor +
1.35%), 6.57%, 11/20/33
(d)
...... 1,831 2,242,680
Haus European Loan Conduit No 39
DAC
Series 39X, Class A1, (3-mo.
EURIBOR at 0.65% Floor +
0.65%), 4.60%, 07/28/51
(d)
... EUR 2,508 2,608,649
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 39X, Class B, (3-mo.
EURIBOR at 1.10% Floor +
1.10%), 5.05%, 07/28/51
(d)
... EUR 1,039 $ 1,046,185
Haus European Loan Conduit No. 39
DAC, Series 39X, Class C, (3-mo.
EURIBOR at 1.40% Floor + 1.40%),
5.35%, 07/28/51
(d)
........... 841 789,947
Last Mile Logistics CMBS UK DAC
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
3.50% Floor + 3.50%), 8.72%,
08/17/33
(d)
.............. GBP 8,848 11,283,438
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
4.50% Floor + 4.50%), 9.72%,
08/17/33
(d)
.............. 7,642 9,911,155
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 4.74%, 08/17/33
(d)
... EUR 1,844 1,986,337
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 5.04%, 08/17/33
(d)
... 1,125 1,191,625
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 5.39%, 08/17/33
(d)
... 1,331 1,390,137
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.89%, 08/17/33
(d)
... 1,031 1,074,787
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor and
4.90% Cap + 0.90%), 4.89%,
08/17/31
(d)
.............. 3,245 3,497,653
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor and
5.20% Cap + 1.20%), 5.19%,
08/17/31
(d)
.............. 939 992,266
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor and
5.60% Cap + 1.60%), 5.59%,
08/17/31
(d)
.............. 1,061 1,116,352
Pearl Finance DAC
Series 2020-1, Class A2, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.89%, 11/17/32
(d)
... 1,128 1,229,975
Series 2020-1, Class B, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.49%, 11/17/32
(d)
... 1,355 1,465,472
River Green Finance 2020 DAC
Series 2020-1, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 5.05%, 01/22/32
(d)
... 539 555,887
Series 2020-1, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 5.36%, 01/22/32
(d)
... 322 333,819
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (Sterling
Overnight Index Average at 2.10%
Floor and 7.10% Cap + 2.22%),
7.10%, 05/17/29
(a)
........... GBP 2,618 3,311,228
Stark Financing DAC, Series 2023-
1X, Class B, (Sterling Overnight
Index Average + 3.10%), 8.33%,
08/17/33
(d)
................ 13,404 17,103,075

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Taurus UK DAC
Series 2019-UK2, Class B, (Sterling
Overnight Index Average at
1.80% Floor + 1.92%), 7.14%,
11/17/29
(d)
.............. GBP 3,358 $ 4,213,249
Series 2019-UK2, Class C, (Sterling
Overnight Index Average at
2.10% Floor + 2.22%), 7.44%,
11/17/29
(d)
.............. 2,075 2,588,748
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.30% Floor and 5.30% Cap +
1.30%), 6.52%, 05/17/31
(d)
... 880 1,092,127
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
at 1.65% Floor + 1.65%), 6.87%,
05/17/31
(d)
.............. 536 663,288
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
at 2.60% Floor + 2.60%), 7.82%,
05/17/31
(d)
.............. 547 670,699
Series 2021-UK4X, Class A,
(Sterling Overnight Index Average
at 0.95% Floor + 0.95%), 6.17%,
08/17/31
(d)
.............. 4,110 5,125,460
Series 2021-UK4X, Class B,
(Sterling Overnight Index Average
at 1.50% Floor + 1.50%), 6.72%,
08/17/31
(d)
.............. 3,831 4,731,142
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
at 1.75% Floor + 1.75%), 6.97%,
08/17/31
(d)
.............. 506 616,898
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
at 2.10% Floor + 2.10%), 7.32%,
08/17/31
(d)
.............. 2,282 2,760,500
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 5.76%, 02/27/33
(d)
EUR 2,700 2,819,435
91,549,167
Italy — 0.1%
(d)
Cassia SRL
(b)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.46%, 05/22/34
(d)
... 12,859 13,723,353
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 7.46%, 05/22/34
(d)
... 6,145 6,306,745
20,030,098
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 13 12,665
United Kingdom — 0.0%
(b)
Canary Wharf Finance II plc
Series II, Class C2, (Sterling
Overnight Index Average +
1.49%), 6.73%, 10/22/37
(d)
... GBP 2,100 2,123,168
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series II, Class D2, (Sterling
Overnight Index Average at
1.26% Floor + 2.22%), 7.46%,
10/22/37
(d)
.............. GBP 14,689 $ 14,448,505
Sage AR Funding plc, Series 1X, Class
C, (Sterling Overnight Index Average
+ 2.15%), 7.37%, 11/17/30
(d)
.... 535 660,344
17,232,017
United States — 3.9%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 1,011,726
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,235 1,108,748
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 2,028,422
245 Park Avenue Trust
(a)(b)
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 940,693
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 4,557,480
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.33% Floor
+ 1.38%), 6.74%, 09/15/34 ... 1,978 1,844,485
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 7.19%, 09/15/34 ... 3,660 3,330,600
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 7.78%, 09/15/34 ... 12,926 11,613,899
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.29%,
11/15/55
(b)
................ 2,100 2,123,868
Alen Mortgage Trust
(a)(b)
Series 2021-ACEN, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.63%, 04/15/34 ... 2,178 1,956,379
Series 2021-ACEN, Class D, (1-mo.
CME Term SOFR at 3.10% Floor
+ 3.21%), 8.58%, 04/15/34 ... 4,827 2,929,753
Arbor Multifamily Mortgage Securities
Trust
(a)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 644,669
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 3,605 3,051,954
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 7.60%, 06/17/39
(a)(b)
11,460 11,442,171
Ashford Hospitality Trust
(a)(b)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.23% Floor
+ 2.27%), 7.63%, 04/15/35 ... 3,816 3,653,089
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.23% Floor
+ 3.27%), 8.63%, 04/15/35 ... 61 58,376
Atrium Hotel Portfolio Trust, Series
2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor +
2.25%), 7.61%, 12/15/36
(a)(b)
.... 8,386 7,277,319

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class F, 3.60%,
04/14/33 ............... USD 4,751 $ 4,216,960
Series 2017-SCH, Class AF, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.05%), 6.41%, 11/15/33 ... 250 220,666
Series 2017-SCH, Class BF, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.45%), 6.81%, 11/15/33 ... 6,440 5,586,720
Series 2017-SCH, Class CL, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 6.91%, 11/15/32 ... 2,560 2,142,447
Series 2017-SCH, Class DL, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.05%), 7.41%, 11/15/32 ... 5,070 4,066,048
Series 2018-DSNY, Class B, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.45%), 6.81%, 09/15/34 ... 576 572,332
Series 2018-DSNY, Class C, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.65%), 7.01%, 09/15/34 ... 590 586,412
Series 2018-DSNY, Class D, (1-mo.
CME Term SOFR at 1.95% Floor
+ 2.00%), 7.36%, 09/15/34 ... 5,767 5,680,646
Banc of America Commercial Mortgage
Trust, Series 2015-UBS7, Class B,
4.34%, 09/15/48
(b)
........... 405 361,973
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR + 0.59%),
5.79%, 11/25/35 .......... 2,846 2,609,910
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.56%), 5.92%, 01/25/36 ... 4,911 4,481,650
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR + 0.70%),
6.06%, 01/25/36 .......... 119 108,789
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.79%), 6.15%, 01/25/36 ... 318 291,766
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 6.01%, 04/25/36 ... 477 436,868
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR + 0.53%),
5.89%, 07/25/36 .......... 842 785,275
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.25% Floor
+ 0.49%), 5.85%, 10/25/36 ... 587 550,162
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR + 0.56%),
5.92%, 10/25/36 .......... 636 598,029
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR + 0.46%),
5.82%, 12/25/36 .......... 1,928 1,799,085
Series 2007-1, Class A2, (1-mo.
CME Term SOFR + 0.52%),
5.88%, 03/25/37 .......... 1,318 1,209,941
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR + 0.38%),
5.74%, 07/25/37 .......... 1,859 1,691,518
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR + 1.61%),
6.97%, 12/25/37 .......... 8,709 7,429,391
Security
Par (000)
Par (000) Value
United States (continued)
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 3.75% Cap +
2.61%), 7.97%, 04/25/38 .... USD 2,191 $ 2,142,547
BBCMS Mortgage Trust
(b)
Series 2018-CHRS, Class E, 4.27%,
08/05/38
(a)
.............. 2,640 1,778,243
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 6.28%, 03/15/37
(a)
.. 2,859 2,651,722
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 6.53%, 03/15/37
(a)
.. 1,300 1,137,499
Series 2023-5C23, Class A3, 6.68%,
12/15/56 ............... 9,240 9,854,122
Series 2023-5C23, Class D, 7.70%,
12/15/56
(a)
.............. 1,148 979,182
Series 2023-C22, Class A5, 6.80%,
11/15/56 ............... 2,015 2,290,010
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.03%, 11/05/36
(a)(b)
.... 2,313 1,976,186
BDS LLC, Series 2022-FL12, Class A,
(1-mo. CME Term SOFR at 2.14%
Floor + 2.14%), 7.49%, 08/19/38
(a)(b)
6,880 6,843,705
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 6.23%, 04/15/36 ... 6,687 6,556,950
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.58%, 04/15/36 ... 6,829 6,597,488
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.83%, 04/15/36 ... 8,403 8,110,298
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.08%, 04/15/36 ... 7,896 7,558,538
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.58%, 04/15/36 ... 6,692 6,317,688
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.38%, 04/15/36 ... 6,430 6,083,846
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.28%, 04/15/36 ... 7,248 6,754,400
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.38%, 04/15/36 .. 5,096 4,738,802
Benchmark Mortgage Trust, Series
2021-B29, Class A5, 2.39%,
09/15/54 ................. 2,250 1,863,731
BFLD Trust, Series 2020-EYP, Class E,
(1-mo. CME Term SOFR at 3.70%
Floor + 3.81%), 9.18%, 10/15/35
(a)(b)
6,517 660,197
BHMS, Series 2018-ATLS, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.55%), 6.91%, 07/15/35
(a)(b)
15,173 15,055,660
BHP Trust, Series 2019-BXHP, Class C,
(1-mo. CME Term SOFR at 1.52%
Floor + 1.57%), 6.93%, 08/15/36
(a)(b)
2,699 2,665,739
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 7.05%, 03/15/40
(a)(b)
.... 7,455 7,410,923
BMO Mortgage Trust, Series 2023-5C2,
Class A3, 7.05%, 11/15/56
(b)
.... 3,360 3,641,544

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 7.13%, 05/15/39
(a)(b)
.... USD 5,533 $ 5,502,302
BPR Trust
(a)(b)
Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 9.08%, 09/15/38 ... 5,768 5,504,894
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 8.36%, 05/15/39 ... 2,870 2,874,447
BWAY Mortgage Trust
(a)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 3,024 2,838,878
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,424,297
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 563,327
Series 2013-1515, Class F, 3.93%,
03/10/33
(b)
.............. 601 511,293
BX Commercial Mortgage Trust
(a)
Series 2019-XL, Class A, (1-mo.
CME Term SOFR at 0.92% Floor
+ 1.03%), 6.40%, 10/15/36
(b)
.. 736 733,912
Series 2019-XL, Class G, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.41%), 7.78%, 10/15/36
(b)
.. 38,734 38,142,896
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.76%), 8.13%, 10/15/36
(b)
.. 34,290 33,730,713
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(b)
.............. 10,747 9,404,183
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 3,680 3,146,201
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.41%, 10/15/37
(b)
.. 1,027 1,018,834
Series 2020-VKNG, Class F, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 8.23%, 10/15/37
(b)
.. 5,369 5,210,068
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 6.39%, 02/15/33
(b)
.. 25,114 24,522,963
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 7.63%, 02/15/33
(b)
.. 15,394 15,132,973
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 9.73%, 02/15/33
(b)
.. 10,302 10,105,181
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.28%, 06/15/38
(b)
.. 7,081 6,762,279
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.28%, 05/15/38
(b)
.. 1,633 1,546,449
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(b)
.............. 2,328 1,987,834
Series 2022-CSMO, Class C, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 9.25%, 06/15/27
(b)
.. 4,000 4,002,506
Series 2023-VLT3, Class A, (1-mo.
CME Term SOFR at 1.94% Floor
+ 1.94%), 7.30%, 11/15/28
(b)
.. 3,410 3,421,739
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 7.12%, 12/09/40
(b)
.. 11,228 11,234,950
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-XL3, Class D, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.59%), 8.95%, 12/09/40
(b)
.. USD 14,970 $ 14,965,305
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 7,318 6,194,405
Series 2021-ARIA, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 6.38%, 10/15/36 ... 4,436 4,335,755
Series 2021-ARIA, Class D, (1-mo.
CME Term SOFR at 1.90% Floor
+ 2.01%), 7.37%, 10/15/36 ... 4,111 3,914,903
Series 2021-ARIA, Class G, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.26%), 8.62%, 10/15/36 ... 3,602 3,372,959
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.28%, 02/15/36 ... 4,253 4,183,494
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.28%, 02/15/36 ... 4,118 4,051,004
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 7.88%, 02/15/36 ... 11,223 10,597,272
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 7.88%, 02/15/36 ... 7,117 6,720,470
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.48%, 02/15/36 ... 2,185 2,036,168
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.48%, 02/15/36 ... 7,383 6,880,521
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.73%, 01/15/34 ... 2,207 2,129,595
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.48%, 01/15/34 ... 3,418 3,309,030
Series 2021-MFM1, Class G, (1-mo.
CME Term SOFR at 3.90% Floor
+ 4.01%), 9.38%, 01/15/34 ... 77 75,045
Series 2021-VIEW, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 9.08%, 06/15/36 ... 10,095 9,192,151
Series 2022-GPA, Class A, (1-mo.
CME Term SOFR at 2.17% Floor
+ 2.17%), 7.53%, 08/15/39 ... 45,050 45,092,352
Series 2022-GPA, Class B, (1-mo.
CME Term SOFR at 2.66% Floor
+ 2.66%), 8.03%, 08/15/41 ... 1,195 1,196,123
Series 2022-GPA, Class D, (1-mo.
CME Term SOFR at 4.06% Floor
+ 4.06%), 9.42%, 08/15/43 ... 4,450 4,454,182
Series 2022-LBA6, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 6.36%, 01/15/39 ... 5,973 5,873,766
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 6.21%, 01/15/39 ... 3,580 3,503,708
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 6.64%, 01/15/39 ... 1,449 1,414,451
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 8.05%, 05/15/38 ... 18,097 18,131,006

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-DELC, Class D, (1-mo.
CME Term SOFR at 4.39% Floor
+ 4.39%), 9.75%, 05/15/38 ... USD 907 $ 908,136
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo.
LIBOR USD + 0.00%), 3.55%,
08/13/37 ............... 1,930 1,432,205
Series 2017-CC, Class E, (1-mo.
LIBOR USD + 0.00%), 3.55%,
08/13/37 ............... 3,820 2,596,833
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,307,901
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... 3,300 2,612,055
Series 2021-601L, Class D, 2.78%,
01/15/44 ............... 3,999 2,462,766
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.20%), 7.81%, 12/15/37
(a)(b)
.... 9,282 9,095,447
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 1,143 942,988
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at 2.62%
Floor + 2.62%), 7.98%, 09/15/38
(a)(b)
18,476 18,568,796
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 4.84%,
05/10/58
(b)
................ 6,142 5,510,677
CFK Trust
(a)(b)
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 6,099,003
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 5,225,711
Citigroup Commercial Mortgage Trust
(b)
Series 2014-GC19, Class C, 5.04%,
03/11/47 ............... 1,156 1,112,685
Series 2016-GC37, Class C, 4.91%,
04/10/49 ............... 2,110 1,865,870
Series 2019-SMRT, Class D, 4.74%,
01/10/36
(a)
.............. 17,385 17,355,967
Series 2019-SMRT, Class E, 4.74%,
01/10/36
(a)
.............. 1,081 1,079,179
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)
.............. 2,660 1,922,583
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 7.95%, 08/15/36 ... 5,172 5,130,871
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.80%, 08/15/36 ... 8,751 8,764,116
Cold Storage Trust
(a)(b)
Series 2020-ICE5, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 6.37%, 11/15/37 ... 6,359 6,328,953
Series 2020-ICE5, Class E, (1-mo.
CME Term SOFR at 2.77% Floor
+ 2.88%), 8.24%, 11/15/37 ... 15,600 15,483,356
Series 2020-ICE5, Class F, (1-mo.
CME Term SOFR at 3.49% Floor
+ 3.61%), 8.96%, 11/15/37 ... 13,381 13,239,756
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
............. 750 583,982
Series 2014-UBS2, Class A5,
3.96%, 03/10/47 .......... 322 321,739
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-LC19, Class B, 3.83%,
02/10/48
(b)
.............. USD 942 $ 878,801
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,936,411
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
............. 1,840 1,450,750
Credit Suisse Mortgage Capital
Certificates
(a)(b)
Series 2019-ICE4, Class A, (1-mo.
CME Term SOFR at 0.98% Floor
+ 1.03%), 6.39%, 05/15/36 ... 3,939 3,939,274
Series 2019-ICE4, Class C, (1-mo.
CME Term SOFR at 1.43% Floor
+ 1.48%), 6.84%, 05/15/36 ... 2,793 2,784,905
Series 2019-ICE4, Class E, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 7.56%, 05/15/36 ... 14,066 13,965,733
Series 2019-ICE4, Class F, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.70%), 8.06%, 05/15/36 ... 14,857 14,707,656
Series 2020-NET, Class D, 3.70%,
08/15/37 ............... 560 494,731
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.72%,
08/15/51
(b)
................ 1,586 1,288,312
CSMC Trust
(a)
Series 2017-PFHP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.00%), 6.36%, 12/15/30
(b)
.. 2,310 2,185,704
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,892,715
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.23%), 10.59%, 10/15/37
(b)
. 5,754 5,146,722
Series 2020-FACT, Class F, (1-mo.
CME Term SOFR at 6.16% Floor
+ 6.52%), 11.88%, 10/15/37
(b)
. 300 255,223
Series 2021-980M, Class E, 3.54%,
07/15/31
(b)
.............. 3,955 3,310,516
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.63%, 11/15/38
(b)
.. 5,892 5,823,586
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.98%, 11/15/38
(b)
.. 2,356 2,317,383
Series 2021-BHAR, Class C, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 7.48%, 11/15/38
(b)
.. 3,520 3,465,483
Series 2021-BHAR, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.98%, 11/15/38
(b)
.. 2,565 2,489,727
Series 2022-LION,  (1-day SOFR +
3.50%), 8.80%, 02/15/27
(b)(c)
.. 23,200 20,907,736
Series 2022-NWPT, Class A, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.50%, 09/09/24
(b)
.. 12,790 12,926,238
DBGS Mortgage Trust, Series 2018-
BIOD, Class D, (1-mo. CME Term
SOFR at 1.30% Floor + 1.60%),
6.96%, 05/15/35
(a)(b)
.......... 137 134,470
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class D, (1-mo.
LIBOR USD + 0.00%), 3.53%,
10/10/34 ............... 3,760 3,105,994

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-BRBK, Class E, (1-mo.
LIBOR USD + 0.00%), 3.53%,
10/10/34 ............... USD 8,126 $ 6,033,171
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ............... 2,070 1,453,192
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
CME Term SOFR at 3.12% Floor +
3.23%), 8.59%, 11/15/38
(a)(b)
.... 4,922 4,602,469
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.73%, 07/15/38 ... 11,884 11,674,668
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.33%, 07/15/38 ... 14,002 13,737,825
Series 2021-ESH, Class F, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 9.18%, 07/15/38 ... 13,699 13,404,625
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
CME Term SOFR at 2.35% Floor +
2.46%), 7.83%, 02/15/38
(a)(b)
.... 770 155,376
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a)(b)
........ 2,546 1,780,731
GS Mortgage Securities Corp. II
(a)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 7,188,275
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(b)
.............. 31,848 31,134,140
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.40%,
07/10/48
(b)
.............. 1,786 1,614,903
Series 2017-375H, Class A, 3.48%,
09/10/37
(a)(b)
............. 1,460 1,308,705
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(a)
.............. 5,920 4,148,992
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 6.36%, 11/15/36
(a)(b)
. 8,770 8,624,282
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.63%, 05/15/26
(a)(b)
. 2,320 2,067,642
Series 2022-AGSS, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.69%), 8.05%, 11/15/27
(a)(b)
. 19,780 19,793,783
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.56%, 08/15/39
(a)(b)
. 11,620 11,648,526
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.45%, 03/15/28
(a)(b)
. 7,510 7,481,760
GS Mortgage Securities Trust
(b)
Series 2014-GC20, Class B, 4.53%,
04/10/47 ............... 370 359,417
Series 2015-590M, Class E, 3.81%,
10/10/35
(a)
.............. 2,540 1,996,293
Series 2019-GSA1, Class C, 3.81%,
11/10/52 ............... 570 438,961
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(b)
............... 1,181 1,058,828
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR at 2.39%
Floor + 2.39%), 7.75%, 07/15/24
(a)(b)
2,607 2,606,401
Security
Par (000)
Par (000) Value
United States (continued)
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 8.83%, 10/15/36 ... USD 3,296 $ 3,054,607
Series 2021-LULU, Class F, (1-mo.
CME Term SOFR at 4.40% Floor
+ 4.51%), 9.88%, 10/15/36 ... 3,156 2,877,206
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 2.94%,
12/10/41
(a)(b)
............... 6,663 4,756,346
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1-mo.
CME Term SOFR at 2.25% Floor +
2.25%), 7.61%, 10/15/39
(a)(b)
.... 19,025 18,956,607
IMT Trust
(a)
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 4,023,120
Series 2017-APTS, Class DFX,
3.50%, 06/15/34
(b)
......... 1,350 1,316,794
Series 2017-APTS, Class EFX,
3.50%, 06/15/34
(b)
......... 2,090 2,029,235
Independence Plaza Trust
(a)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,150,272
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,480,492
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
7.85%, 08/15/39
(a)(b)
.......... 12,733 12,772,901
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.14%, 12/15/48
(a)(b)
... 4,214 3,455,919
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,890 2,551,371
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 345,165
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2015-JP1, Class C, 4.72%,
01/15/49
(b)
.............. 1,100 918,778
Series 2016-NINE, Class B, (1-mo.
LIBOR USD + 0.00%), 2.85%,
09/06/38
(a)(b)
............. 6,933 6,128,730
Series 2018-AON, Class A, 4.13%,
07/05/31
(a)
.............. 4,834 4,325,757
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 6.62%, 06/15/35
(a)(b)
. 3,566 3,180,721
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 7.57%, 07/15/36
(a)(b)
. 5,580 5,376,656
Series 2020-609M, Class D, (1-mo.
CME Term SOFR at 2.77% Floor
+ 3.13%), 8.50%, 10/15/33
(a)(b)
. 2,500 2,022,439
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.28%, 04/15/38
(a)(b)
. 991 982,163
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.56%), 7.93%, 04/15/38
(a)(b)
. 11,570 11,191,641
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.06%), 8.43%, 04/15/38
(a)(b)
. 5,050 4,884,048

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-CGSS, Class A, (1-mo.
CME Term SOFR at 2.97% Floor
+ 2.47%), 8.23%, 12/15/36
(a)(b)
. USD 12,190 $ 12,216,673
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.54%), 8.90%, 04/15/37
(a)(b)
. 12,552 8,541,973
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.54%, 09/15/39
(a)(b)
. 19,396 19,438,440
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)(b)
............. 7,412 4,336,016
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (1-mo. CME Term
SOFR at 1.80% Floor + 2.00%),
7.36%, 05/15/36
(a)(b)
.......... 3,676 3,623,900
KSL Commercial Mortgage Trust
(a)(b)
Series 2023-HT, Class A, (1-mo.
CME Term SOFR at 2.29% Floor
+ 2.29%), 7.64%, 12/15/36 ... 9,780 9,773,828
Series 2023-HT, Class D, (1-mo.
CME Term SOFR at 4.29% Floor
+ 4.29%), 9.64%, 12/15/36 ... 36,405 36,427,298
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(b)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 5.92%, 09/25/36 ... 2,219 2,108,280
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 7.47%, 10/25/37 ... 5,850 5,036,246
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.13%,
04/20/48
(a)(b)
............... 323 314,892
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 8.05%, 08/15/40
(a)(b)
4,400 4,442,220
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. CME Term SOFR at 2.75%
Floor + 2.86%), 8.23%, 10/15/38
(a)(b)
1,216 1,185,657
MAD Mortgage Trust
(a)(b)
Series 2017-330M, Class D, 3.98%,
08/15/34 ............... 2,925 2,159,754
Series 2017-330M, Class E, 4.03%,
08/15/34 ............... 4,493 3,148,791
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.33%,
09/10/39
(a)(b)
............... 118 99,294
Med Trust
(a)(b)
Series 2021-MDLN, Class E, (1-mo.
CME Term SOFR at 3.15% Floor
+ 3.26%), 8.63%, 11/15/38 ... 435 422,721
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.48%, 11/15/38 ... 7,179 6,965,939
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.73%, 11/15/38 .. 44,208 42,288,974
MFT Trust, Series 2020-ABC, Class C,
3.48%, 02/10/42
(a)(b)
.......... 3,925 2,166,154
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.92%), 6.28%, 04/15/38 ... 3,828 3,787,513
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 7.58%, 04/15/38 ... 16,309 16,044,079
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 8.08%, 04/15/38 ... USD 999 $ 971,623
MHP Commercial Mortgage Trust
(a)(b)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 8.23%, 07/15/38 ... 7,927 7,567,735
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 9.43%, 07/15/38 ... 3,438 3,273,355
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(a)
........... 6,775 6,982,820
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C25, Class
C, 4.52%, 10/15/48
(b)
......... 720 602,401
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 12.56%, 11/15/34
(a)(b)
2,447 2,185,724
Series 2017-H1, Class C, 4.28%,
06/15/50
(b)
.............. 191 158,894
Series 2017-HR2, Class D, 2.73%,
12/15/50
(a)
.............. 625 460,038
Series 2018-H3, Class C, 4.85%,
07/15/51
(b)
.............. 10 8,171
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)(b)
............. 7,057 4,215,431
Series 2018-SUN, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.20%), 6.56%, 07/15/35
(a)(b)
. 2,330 2,309,441
Series 2018-SUN, Class F, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.85%), 8.21%, 07/15/35
(a)(b)
. 74 71,077
Series 2019-H7, Class D, 3.00%,
07/15/52
(a)
.............. 750 470,590
MSWF Commercial Mortgage Trust,
Series 2023-2, Class A5, 6.01%,
12/15/56
(b)
................ 9,291 10,006,348
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class F, (1-mo.
CME Term SOFR at 5.29% Floor +
5.29%), 10.66%, 03/15/39
(a)(b)
... 2,870 2,664,880
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 0.00%,
11/28/35
(a)(b)
............... 2,024 1,342,281
Natixis Commercial Mortgage Securities
Trust
(a)
Series 2018-FL1, Class A, (US
Prime Rate + 1.00%), 8.50%,
06/15/35
(b)
.............. 319 294,267
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 2,624,848
NJ Trust, Series 2023-GSP, Class A,
6.70%, 01/06/29
(a)(b)
.......... 4,750 4,952,126
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(b)
...................... 7,856 4,866,423
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(a)
. 4,638 3,926,685
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.43%, 01/15/36 ... 305 290,318

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 6.73%, 01/15/36 ... USD 4,673 $ 4,308,067
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 8.23%, 01/15/36 ... 1,660 1,275,882
OPEN Trust, Series 2023-AIR, Class A,
(1-mo. CME Term SOFR at 3.09%
Floor + 3.09%), 8.45%, 10/15/28
(a)(b)
5,975 5,986,736
PKHL Commercial Mortgage Trust
(a)(b)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 8.83%, 07/15/38 ... 3,276 2,148,539
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 9.83%, 07/15/38 ... 3,533 722,099
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (1-mo.
CME Term SOFR at 2.47% Floor +
2.47%), 7.82%, 06/25/37
(a)(b)
.... 3,994 3,993,967
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.48%, 09/15/39
(a)(b)
.......... 4,690 3,757,443
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 7.40%, 07/15/36
(a)(b)
3,122 3,035,736
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.55%,
05/15/37
(a)(b)
............... 22,066 21,934,343
THPT Mortgage Trust, Series 2023-
THL, Class A, 6.99%, 12/10/34
(a)(b)
3,172 3,223,934
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.80%, 12/10/33
(a)(b)
4,360 4,537,911
Velocity Commercial Capital Loan
Trust
(a)
Series 2017-2, Class M3, (3-mo.
LIBOR USD + 0.00%), 4.24%,
11/25/47
(b)
.............. 546 462,022
Series 2017-2, Class M4, 5.00%,
11/25/47
(b)
.............. 329 268,396
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 250,207
Series 2020-1, Class M1, 2.80%,
02/25/50
(b)
.............. 984 790,210
Series 2020-1, Class M2, 2.98%,
02/25/50
(b)
.............. 1,175 944,568
Series 2020-1, Class M3, 3.19%,
02/25/50
(b)
.............. 518 413,407
Series 2020-1, Class M4, 3.54%,
02/25/50
(b)
.............. 801 623,365
Series 2020-1, Class M5, 4.29%,
02/25/50
(b)
.............. 906 683,601
Series 2021-4, Class M4, 4.48%,
12/26/51
(b)
.............. 2,277 1,652,589
Series 2022-4, Class M2, 6.97%,
08/25/52
(b)
.............. 1,997 1,902,141
Series 2022-4, Class M3, 7.53%,
08/25/52
(b)
.............. 1,963 1,707,693
Series 2023-2, Class A, 6.22%,
05/25/53
(b)
.............. 8,517 8,410,143
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.75%,
06/15/36 ............... 2,708 2,359,552
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-SDAL, Class D, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.20%), 7.57%, 02/15/37 ... USD 5,002 $ 4,887,870
Series 2020-SDAL, Class E, (1-mo.
CME Term SOFR at 2.74% Floor
+ 2.85%), 8.22%, 02/15/37 ... 2,610 2,546,776
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.98%, 05/15/31 ... 750 692,549
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(b)
................ 1,770 1,538,983
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.79%), 8.15%, 11/15/27 ... 14,598 14,597,873
Series 2022-WMRK, Class B, (1-mo.
CME Term SOFR at 3.44% Floor
+ 3.44%), 8.80%, 11/15/27 ... 4,950 4,943,752
1,414,444,073
Interest Only Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(b)
Barclays Mortgage Loan Trust, Series
2023-NQM3, Class XS, 0.82%,
10/25/63
(a)
................ 120,512 2,607,389
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 12,661 7,809
JP Morgan Mortgage Trust
(a)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 102,160 2,766,510
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 11,117 301,048
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 200,105 1,840,505
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 62,923 1,708,858
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 37,808 822,435
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 644,396
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 6,852 186,078
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 123,328 1,611,137
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 0.58%,
09/25/35
(a)
................ 1,281 52,517
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.64%,
07/25/56
(a)
................ 7,383 754,739
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (1-mo.
LIBOR USD + 0.25%), 5.74%,
02/25/38
(a)
................ 31,596 7,295,163
20,598,584
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a)
25,000 139,650
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.56%, 12/15/35
(a)
.... 19,140 159,036

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BANK, Series 2019-BN20, Class XB,
0.37%, 09/15/62 ............ USD 86,048 $ 1,560,859
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3, Class XB,
0.58%, 02/15/50 .......... 31,555 520,484
Series 2017-BNK3, Class XD,
1.24%, 02/15/50
(a)
......... 12,290 407,654
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 0.99%, 04/15/53 .. 2,706 146,623
BBCMS Trust
(a)
Series 2015-SRCH, Class XA,
0.89%, 08/10/35 .......... 66,353 1,622,722
Series 2015-SRCH, Class XB,
0.19%, 08/10/35 .......... 42,790 290,587
Benchmark Mortgage Trust
Series 2019-B9, Class XA, (1-mo.
LIBOR USD + 0.00%), 1.02%,
03/15/52 ............... 31,498 1,218,428
Series 2020-B17, Class XB, (1-mo.
LIBOR USD + 0.00%), 0.53%,
03/15/53 ............... 13,340 321,396
Series 2021-B23, Class XA, 1.27%,
02/15/54 ............... 47,858 2,899,149
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.73%, 06/15/56 ..... 28,362 1,444,931
BX Trust, Series 2022-GPA, Class XCP,
0.00%, 08/15/23
(a)
........... 242,391 7,102
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.69%,
05/10/58 ................. 18,700 269,459
Commercial Mortgage Trust
Series 2015-CR25, Class XA,
0.79%, 08/10/48 .......... 13,922 136,196
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 521,033
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB,
0.17%, 11/15/50 .......... 32,800 316,149
Series 2019-C16, Class XA, 1.54%,
06/15/52 ............... 68,417 4,261,987
Series 2019-C17, Class XA, 1.32%,
09/15/52 ............... 27,389 1,452,011
Series 2019-C17, Class XB, 0.54%,
09/15/52 ............... 41,829 1,083,849
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a)
.... 598,765 629,422
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a)
. 52,590 752,681
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (1-mo. LIBOR USD +
0.00%), 1.00%, 06/10/50
(a)
..... 15,440 433,159
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)
................ 24,000 70,222
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA,
0.81%, 11/10/52 .......... 15,727 579,807
Series 2020-GSA2, Class XA,
1.71%, 12/12/53
(a)
......... 31,837 2,628,470
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22, Class XA, 0.78%,
09/15/47 ............... 5,651 11,019
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 154,536
Security
Par (000)
Par (000) Value
United States (continued)
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... USD 14,670 $ 256,360
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 617,302
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.15%, 02/15/36
(a)
.... 5,873 223,035
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.82%,
03/10/50
(a)
................ 6,692 110,522
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
Series 2014-C19, Class XD, 1.18%,
12/15/47 ............... 51,913 515,621
Series 2014-C19, Class XF, 1.18%,
12/15/47 ............... 13,486 183,340
Series 2015-C21, Class XB, 0.27%,
03/15/48 ............... 15,696 50,954
Series 2015-C26, Class XD, 1.31%,
10/15/48 ............... 18,660 390,740
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.15%,
06/15/50
(a)
.............. 8,870 533,772
Series 2019-H6, Class XB, 0.71%,
06/15/52 ............... 53,695 1,741,534
Series 2019-L2, Class XA, 1.00%,
03/15/52 ............... 22,176 882,105
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 1.14%,
12/15/56 ................. 107,463 7,149,766
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a)
................ 99,000 1,131,996
One Market Plaza Trust
(a)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32
(c)
......... 152,049 15
Series 2017-1MKT, Class XNCP,
0.09%, 02/10/32 .......... 30,410 79,674
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.46%,
10/15/52 ............... 67,002 4,115,555
Series 2019-C18, Class XA, 1.01%,
12/15/52 ............... 69,160 2,721,246
Wells Fargo Commercial Mortgage
Trust
Series 2016-BNK1, Class XD,
1.25%, 08/15/49
(a)
......... 9,764 259,464
Series 2019-C50, Class XA, 1.41%,
05/15/52 ............... 49,198 2,600,314
Series 2021-C59, Class XA, 1.52%,
04/15/54 ............... 37,676 2,831,345
50,433,281
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(l)
................ 4,021 464,288
Total Non-Agency Mortgage-Backed Securities — 9.0%
(Cost: $3,438,585,829) ........................... 3,227,555,556

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Preferred Securities
Capital Trusts — 0.1%
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(b)(d)(n)
................ EUR 10,000 $ 10,955,379
United States — 0.0%
(b)(n)
AT&T, Inc., Series B , (5-Year EURIBOR
ICE Swap Rate + 3.14%), 2.88% . 11,200 11,862,005
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% USD 1,643 1,410,082
13,272,087
Total Capital Trusts — 0.1%
(Cost: $23,130,813) .............................. 24,227,466
Shares
Shares
Preferred Stocks — 0.8%
Brazil — 0.0%
Neon Payments Ltd.
(c)(f)
.......... 28,089 16,226,453
China — 0.1%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $32,477,349)
(c)(f)(h)
.. 296,396 48,370,826
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $11,751,352)
(c)(f)(h)
........ 2,211 8,222,802
Israel — 0.1%
(c)(f)(h)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$8,210,225) ............... 1,350,837 7,429,603
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$11,103,299) .............. 1,574,860 9,181,434
16,611,037
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$5,952,131)
(c)(f)(h)
............ 50,461 1
United Kingdom — 0.0%
10X Future Technologies Holdings Ltd.,
Series D, (Acquired 05/13/21, cost
$16,122,168)
(c)(f)(h)
........... 425,677 7,145,900
United States — 0.6%
(c)
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$13,089,026)
(f)(h)
............ 24,234 5,186,318
Cap Hill Brands (Preference)
(f)
..... 13,277,076 3,452,040
Caresyntax, Inc., Series C-2
(f)
..... 47,019 4,604,101
Caresyntax, Inc., Series C-3
(f)
..... 6,774 562,242
Clarify Health Solutions, Inc.
(f)
..... 1,542,267 11,166,013
Dream Finders Homes, Inc., 9.00% .. 58,891 55,872,836
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $5,879,165)
(f)(h)
... 1,003,613 2,649,538
GM Cruise Holdings LLC, Series
G, (Acquired 03/25/21, cost
$7,513,940)
(f)(h)
............. 285,159 3,476,088
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $8,237,574)
(f)(h)
... 4,516,957 11,698,918
Security
Shares
Shares Value
United States (continued)
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $1,779,219)
(f)(h)
... 297,096 $ 769,479
Lessen Holdings, Inc., Series B
(f)
... 2,002,830 13,029,451
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $7,500,000)
(f)(h)
... 877,193 8,552,632
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $2,351,580)
(f)(h)
... 117,579 1,361,565
MNTN Digital, Series D, (Acquired
11/05/21, cost $6,262,132)
(f)(h)
... 272,678 3,449,377
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $4,357,643)
(f)(h)
... 6,343 —
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$7,700,677)
(f)(h)
............. 862,850 3,994,996
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $3,512,029)
(f)(h)
... 133,913 3,805,807
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$5,860,925)
(f)(h)
............. 256,663 5,138,393
SCI PH Parent, Inc., (Acquired
02/10/23, cost $7,993,000)
(b)(f)(h)
.. 7,993 7,469,618
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $2,440,004)
(f)(h)
... 162,454 1,413,350
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$7,831,305)
(f)(h)
............. 1,312,920 4,188,215
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,066,003)
(f)(h)
............. 160,843 532,390
Verge Genomics, Series B, (Acquired
11/05/21, cost $7,544,038)
(f)(h)
... 1,416,243 9,163,092
Verge Genomics, Series C, (Acquired
09/06/23, cost $1,205,410)
(f)(h)
... 167,623 1,206,886
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$27,065,882)
(f)(h)
............ 9,274,836 30,235,965
Volato Group, Inc., Class A, (Acquired
12/03/23, cost $893)
(f)(h)
....... 178,596 719,742
Zero Mass Water, Inc., Series
C-1, (Acquired 05/07/20, cost
$6,249,999)
(f)(h)
............. 396,483 7,624,368
Zero Mass Water, Inc., Series
D, (Acquired 07/05/22, cost
$1,171,040)
(f)(h)
............. 28,589 833,655
202,157,075
Total Preferred Stocks — 0.8%
(Cost: $357,955,549) ............................. 298,734,094
Total Preferred Securities — 0.9%
(Cost: $381,086,362) ............................. 322,961,560
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(b)
Series 2015-DN1, Class B,
(SOFR 30 day Average +
11.61%), 16.95% ,  01/25/25 . USD 778 782,959

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2015-HQ2, Class B,
(SOFR 30 day Average +
8.06%), 13.40% ,  05/25/25 . USD 1,537 $ 1,620,201
2,403,160
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KJ48, Class A2,
5.03%, 10/25/31 ............ 4,457 4,496,621
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-KGX1, Class BFX,
3.59% ,  10/25/27 ........ 2,876 2,590,434
Series 2018-K80, Class B,
4.23% ,  08/25/50 ........ 2,888 2,758,109
Series 2018-W5FX, Class CFX,
(1-mo. LIBOR USD + 0.00%),
3.66% ,  04/25/28 ........ 10,630 9,109,659
Series 2019-K99, Class C,
3.65% ,  10/25/52 ........ 1,000 899,667
Government National Mortgage
Association, Series 2023-118, Class
BA, 3.75%, 05/16/65
(b)
........ 2,646 2,493,025
22,347,515
Interest Only Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.
Series 389, Class C45,
3.00% ,  10/15/52 ........ 44,577 7,363,356
Series 5052, Class KI,
4.00% ,  12/25/50 ........ 64,291 12,920,737
Series 5081, Class AI,
3.50% ,  03/25/51 ........ 15,985 2,797,308
Series 5081, Class PI,
3.00% ,  03/25/51 ........ 20,218 3,281,314
Series 5112, Class KI,
3.50% ,  06/25/51 ........ 32,182 5,860,812
Series 5127, Class AI,
3.00% ,  06/25/51 ........ 13,318 2,189,431
Series 5152, Class EI,
3.50% ,  10/25/51 ........ 15,305 2,741,675
Series 5155, Class NI,
3.00% ,  10/25/51 ........ 43,251 6,019,360
Series 5161, Class LI,
3.00% ,  11/25/51 ........ 10,381 1,337,805
Series 5164, Class IB,
3.00% ,  11/25/51 ........ 54,108 8,443,797
Series 5185, Class DI,
3.00% ,  11/25/49 ........ 26,147 4,224,847
Series 5196, Class DI,
3.00% ,  02/25/52 ........ 95,605 14,786,058
Federal National Mortgage Association
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 24,684 5,050,743
Series 2020-77, Class HI,
4.00% ,  11/25/50 ........ 109,138 21,781,658
Series 2020-85, Class IP,
3.00% ,  12/25/50 ........ 20,062 3,306,688
Series 2021-3, Class MI,
3.50% ,  02/25/51 ........ 27,544 4,804,148
Series 2021-31, Class IB,
4.00% ,  06/25/51 ........ 42,568 8,266,659
Series 2021-50, 4.00% ,  08/25/51 53,249 10,026,005
Series 2023-39, 3.00% ,  10/25/52 11,843 1,908,631
Series 427, Class C71,
3.00% ,  10/25/49 ........ 36,165 6,001,173
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 427, Class C85,
3.50% ,  08/25/49 ........ USD 28,740 $ 5,096,606
Series 428, Class C16,
3.00% ,  03/25/50 ........ 18,499 3,159,027
Series 437, Class C11,
3.00% ,  07/25/52 ........ 98,903 16,096,591
Government National Mortgage
Association
Series 2020-144,
2.50% ,  09/20/50 ........ 26,202 3,495,788
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 23,068 3,084,039
Series 2020-149, Class IA,
2.50% ,  10/20/50 ........ 18,864 2,550,307
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ 44,874 6,037,079
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 7,806 1,020,473
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 28,752 3,841,095
Series 2021-140, Class JI,
3.00% ,  08/20/51 ........ 33,169 5,104,387
Series 2021-176, Class IA,
3.50% ,  10/20/51 ........ 27,802 4,619,939
Series 2021-214, Class AI,
4.00% ,  12/20/51 ........ 27,253 4,739,792
Series 2021-215, Class LI,
3.00% ,  12/20/51 ........ 21,473 3,023,664
Series 2021-67, Class QI,
3.00% ,  04/20/51 ........ 24,554 3,701,983
Series 2021-76, Class JI,
3.00% ,  08/20/50 ........ 25,229 3,789,167
Series 2021-78, Class IP,
3.00% ,  05/20/51 ........ 9,981 1,473,631
Series 2021-83, Class PI,
3.00% ,  05/20/51 ........ 14,137 2,184,465
Series 2021-96, Class MI,
3.00% ,  06/20/51 ........ 44,033 6,625,760
Series 2022-78, Class D,
3.00% ,  08/20/51 ........ 83,500 12,866,320
Series 2022-85, Class IK,
3.00% ,  05/20/51 ........ 6,330 951,838
226,574,156
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 272,473 985,072
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL06, Class XFX,
1.36%, 12/25/29
(b)
........... 11,610 638,674
Government National Mortgage
Association Variable Rate Notes
(b)
Series 2009-80, 1.56% ,  09/16/51 1,912 276,742
Series 2013-30, 0.52% ,  09/16/53 7,393 104,736
Series 2015-37, 0.62% ,  10/16/56 1,392 35,533
Series 2015-48, 0.92% ,  02/16/50 750 13,017
Series 2016-36, 0.66% ,  08/16/57 1,629 43,453
Series 2016-96, 0.77% ,  12/16/57 8,629 312,182
2,409,409

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 44.7%
Government National Mortgage
Association, 6.00%, 01/15/54
(u)
.. USD 233,475 $ 237,387,530
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38 .......... 1 922
4.50% ,  09/01/43 - 11/01/44 ... 104 103,306
4.00% ,  09/01/44 - 06/01/52 ... 662,362 636,838,225
4.00% ,  06/01/46
(v)
......... 101,453 98,282,968
5.00% ,  10/01/52 .......... 1 856
3.00% ,  01/25/54
(u)
......... 1,015,670 898,352,448
3.50% ,  01/25/54
(u)
......... 5,571,265 5,110,765,562
4.50% ,  01/25/54
(u)
......... 2,672,456 2,590,403,491
5.50% ,  01/25/54
(u)
......... 156,267 156,926,594
6.00% ,  01/25/54
(u)
......... 2,797,217 2,840,049,424
6.50% ,  01/25/54
(u)
......... 52,191 53,481,504
7.00% ,  01/25/54 - 02/25/54
(u)
.. 3,419,616 3,526,589,561
16,149,182,391
Total U.S. Government Sponsored Agency Securities
—
45.4%
(Cost: $16,131,570,132) ........................... 16,402,916,631
U.S. Treasury Obligations
U.S. Treasury Bonds
3.25%, 05/15/42 ............ 163,156 143,144,072
1.38%, 08/15/50
(w)
........... 75,000 41,791,992
1.88%, 02/15/51 ............ 64,421 40,849,393
2.88%, 05/15/52
(w)
........... 201,565 160,479,987
3.00%, 08/15/52
(g)(v)(w)(x)
........ 1,141,365 933,377,983
3.63%, 02/15/53 ............ 3,000 2,770,313
U.S. Treasury Inflation Linked Notes
0.13%, 04/15/26 - 04/15/27 ..... 82,242 77,818,553
1.63%, 10/15/27 ............ 168,511 167,221,307
0.63%, 07/15/32 ............ 88,153 80,520,652
1.38%, 07/15/33 ............ 65,038 63,048,817
U.S. Treasury Notes
4.63%, 06/30/25 ............ 19,650 19,696,822
2.38%, 05/15/29 ............ 1,000 926,875
4.50%, 11/15/33
(w)
........... 80,480 84,491,425
Total U.S. Treasury Obligations — 5.0%
(Cost: $1,888,659,654) ........................... 1,816,138,191
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 147,996 100,637
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(f)
.................. 196,295 10,835
Security
Shares
Shares Value
Israel — 0.0%
(f)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(c)(h)
......... 111,033 $ 315,334
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 3,266 98
315,432
Japan — 0.0%
(f)
JAFCO Group Co. Ltd. (Issued/
Exercisable 09/28/23, 1 Share for 1
Warrant, Expires 09/13/28)
(c)
.... 9,000,000 644,681
Money Forward, Inc. (Issued/
Exercisable 08/18/23, 1 Share for
1 Warrant, Expires 08/18/28, Strike
Price JPY 2.50)
(c)
............ 4,000,000 209,929
Sanrio Co. Ltd. (Issued/Exercisable
12/14/23, 1 Share for 1 Warrant,
Expires 11/28/28) ........... 10,000,000 940,426
1,795,036
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(f)
.................. 109,138 1,205
United Kingdom — 0.0%
10X Future Technologies Holdings
Ltd. (Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(c)
512,859 954,425
United States — 0.0%
(f)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 03/11/26, Strike
Price USD 11.50) ............ 45,680 23,571
California Resources Corp. (Issued/
Exercisable 10/23/20, 1 Share for
1 Warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 235,215
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 178,770 125
Caresyntax, Inc. (Issued/Exercisable
06/14/23, 1 Share for 1 Warrant,
Expires 06/21/33, Strike Price USD
0.01)
(c)
................... 5,337 522,546
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(c)
........... 333,560 5,170
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 199,600 —
CXApp, Inc. (Issued/Exercisable
02/02/21, 1 Share for 1 Warrant,
Expires 12/15/25, Strike Price USD
11.50) ................... 399,242 31,939
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 64,351

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(c)
................... 64,041 $ 367,595
FreeWire Technologies, Inc. (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(c)
........... 1,834,643 110,079
FreeWire Technologies, Inc. (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(c)
........... 91,732 5,504
FreeWire Technologies, Inc. (Issued/
Exercisable 05/03/22, 1 Share for
1 Warrant, Expires 04/26/29, Strike
Price USD 3.35)
(c)
........... 1,742,911 17
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(c)
................... 542,449 2,636,302
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(c)
................... 215,258 1,046,154
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(c)
.................. 86,103 216,119
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 148
Kinsey Interests, Inc. (Issued/
Exercisable 10/16/20, 1 Share for
1 Warrant, Expires 12/31/25, Strike
Price USD 10.00) ........... 469,648 253,610
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 164,855 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 375,043 412
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 7,017
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/03/26, Strike
Price USD 11.50)
(c)
........... 111,845 1
Pivotal Investment Corp. III (Issued/
Exercisable 01/19/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(c)
........... 54,520 1
Rapidsos, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(c)
................... 6,073,125 61
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 128,364 693
Security
Shares
Shares Value
United States (continued)
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 505,097 $ 2,728
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(c)
.......... 498,240 5
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(c)(h)
.......... 1,143,143 3,223,663
Volato Group, Inc., (Acquired 12/03/23,
cost $446,489) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(c)(h)
................. 446,489 40,407
8,793,433
Total Warrants — 0.0%
(Cost: $29,806,720) .............................. 11,971,003
Total Long-Term Investments — 130.3%
(Cost: $47,326,277,488) ........................... 47,041,562,107
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 0.9%
(y)
Barclays Bank plc, 1.75%, 01/10/24
(Purchased on 11/15/23 to be
repurchased at USD 6,989,509,
collateralized by Callon Petroleum
Co., 7.50%, due at 06/15/30, par
and fair value of USD 6,922,000 and
$6,980,982, respectively) ...... USD 6,974 6,973,915
Barclays Bank plc, 5.15%, 01/10/24
(Purchased on 11/15/23 to be
repurchased at USD 8,028,215,
collateralized by Deutsche Bank
AG, 4.50%, due at 04/01/25, par
and fair value of USD 8,200,000 and
$8,046,834, respectively) ...... 7,976 7,975,730
Barclays Bank plc, 0.25%, Open
(Purchased on 11/14/23 to be
repurchased at USD 3,205,599,
collateralized by INEOS Quattro
Finance 1 plc, 3.75%, due at
07/15/26, par and fair value of
EUR 3,249,000 and $3,452,088,
respectively)
(z)
.............. EUR 2,903 3,204,531
Barclays Bank plc, 1.50%, Open
(Purchased on 11/24/23 to be
repurchased at USD 5,757,037,
collateralized by Stellantis NV,
4.50%, due at 07/07/28, par and
fair value of EUR 5,000,000 and
$5,809,338, respectively)
(z)
..... 5,207 5,748,654

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 2.30%, Open
(Purchased on 11/24/23 to be
repurchased at USD 1,075,205,
collateralized by Olympus Water
US Holding Corp., 5.38%, due
at 10/01/29, par and fair value of
EUR 1,300,000 and $1,219,111,
respectively)
(z)
.............. EUR 972 $ 1,072,807
Barclays Bank plc, 2.30%, Open
(Purchased on 10/11/23 to be
repurchased at USD 523,080,
collateralized by Olympus Water
US Holding Corp., 5.38%, due
at 10/01/29, par and fair value
of EUR 636,000 and $596,426,
respectively)
(z)
.............. 471 520,420
Barclays Bank plc, 3.25%, Open
(Purchased on 11/24/23 to be
repurchased at USD 4,658,162,
collateralized by Arkema SA, 0.75%,
due at 12/03/29, par and fair value
of EUR 5,000,000 and $4,822,462,
respectively)
(z)
.............. 4,206 4,643,490
Barclays Bank plc, 3.55%, Open
(Purchased on 11/30/23 to be
repurchased at USD 4,516,951,
collateralized by Akelius Residential
Property Financing BV, 0.75%, due
at 02/22/30, par and fair value of
EUR 5,550,000 and $4,740,363,
respectively)
(z)
.............. 4,080 4,504,513
Barclays Bank plc, 5.00%, Open
(Purchased on 11/15/23 to be
repurchased at USD 5,067,998,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 5,780,000
and $5,243,486, respectively)
(z)
.. USD 5,036 5,035,825
Barclays Bank plc, 5.10%, Open
(Purchased on 11/15/23 to be
repurchased at USD 5,863,010,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 6,545,000 and
$6,169,163, respectively)
(z)
..... 5,825 5,825,050
Barclays Bank plc, 5.15%, Open
(Purchased on 11/15/23 to be
repurchased at USD 3,041,988,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 3,983,000 and $3,182,002,
respectively)
(z)
.............. 3,022 3,022,101
Barclays Bank plc, 5.15%, Open
(Purchased on 11/15/23 to be
repurchased at USD 4,708,268,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 5,190,000 and
$4,648,159, respectively)
(z)
..... 4,677 4,677,488
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 5.17%, Open
(Purchased on 12/26/23 to be
repurchased at USD 1,147,730,
collateralized by McAfee Corp.,
7.38%, due at 02/15/30, par and
fair value of USD 1,225,000 and
$1,118,733, respectively)
(z)
..... USD 1,147 $ 1,146,906
Barclays Capital, Inc., 3.75%, 01/10/24
(Purchased on 11/15/23 to be
repurchased at USD 7,077,511,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due
at 06/01/29, par and fair value of
USD 8,696,000 and $7,393,435,
respectively) ............... 7,044 7,043,760
Barclays Capital, Inc., 3.85%, 01/10/24
(Purchased on 11/28/23 to be
repurchased at USD 1,572,776,
collateralized by Clear Channel
Outdoor Holdings, Inc., 7.75%, due
at 04/15/28, par and fair value of
USD 1,923,000 and $1,658,019,
respectively) ............... 1,567 1,567,245
Barclays Capital, Inc., 5.15%, 01/10/24
(Purchased on 11/15/23 to be
repurchased at USD 7,219,392,
collateralized by Valaris Ltd., 8.38%,
due at 04/30/30, par and fair value
of USD 7,119,000 and $7,293,700,
respectively) ............... 7,172 7,172,195
Barclays Capital, Inc., 5.15%, 01/10/24
(Purchased on 11/15/23 to be
repurchased at USD 18,740,894,
collateralized by Comerica Bank,
4.00%, due at 07/27/25, par and
fair value of USD 19,650,000 and
$18,936,949, respectively) ..... 18,618 18,618,375
BNP Paribas SA, 2.00%, Open
(Purchased on 10/26/23 to be
repurchased at USD 1,988,562,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,700,000 and
$2,062,135, respectively)
(z)
..... GBP 1,554 1,981,396
BNP Paribas SA, 3.45%, Open
(Purchased on 10/26/23 to be
repurchased at USD 34,778,457,
collateralized by Bonos y
Obligaciones del Estado, 0.50%,
due at 10/31/31, par and fair value of
EUR 40,000,000 and $37,151,450,
respectively)
(z)
.............. EUR 31,280 34,531,556
BNP Paribas SA, 3.50%, Open
(Purchased on 10/26/23 to be
repurchased at USD 1,716,369,
collateralized by Legrand SA, 0.38%,
due at 10/06/31, par and fair value
of EUR 2,000,000 and $1,844,259,
respectively)
(z)
.............. 1,545 1,705,426

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, 3.65%, Open
(Purchased on 10/26/23 to be
repurchased at USD 34,696,251,
collateralized by Bonos y
Obligaciones del Estado, 0.70%,
due at 04/30/32, par and fair value of
EUR 40,000,000 and $37,256,105,
respectively)
(z)
.............. EUR 31,207 $ 34,451,188
BNP Paribas SA, 4.75%, Open
(Purchased on 12/13/23 to be
repurchased at USD 2,514,470,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 2,795,000 and
$2,503,200, respectively)
(z)
..... USD 2,509 2,508,513
BofA Securities, Inc., 5.10%, 01/11/24
(Purchased on 11/16/23 to be
repurchased at USD 10,174,653,
collateralized by Deutsche Bank AG,
6.12%, due at 07/14/26, par and
fair value of USD 10,000,000 and
$10,094,773, respectively) ..... 10,110 10,110,200
BofA Securities, Inc., 5.18%, 01/11/24
(Purchased on 11/16/23 to be
repurchased at USD 2,593,837,
collateralized by Staples, Inc.,
7.50%, due at 04/15/26, par and
fair value of USD 3,105,000 and
$2,888,977, respectively) ...... 2,577 2,577,150
Deutsche Bank AG, 5.18%, Open
(Purchased on 11/24/23 to be
repurchased at USD 4,614,759,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,210,000 and $5,028,157,
respectively)
(z)
.............. GBP 3,603 4,591,951
Deutsche Bank AG, 5.18%, Open
(Purchased on 11/24/23 to be
repurchased at USD 21,386,031,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 14,876,000 and $23,301,824,
respectively)
(z)
.............. 16,695 21,280,329
Goldman Sachs International,
3.60%, Open (Purchased on
11/24/23 to be repurchased at
USD 2,646,464, collateralized by
Verisure Midholding AB, 5.25%,
due at 02/15/29, par and fair value
of EUR 2,615,000 and $2,749,705,
respectively)
(z)
.............. EUR 2,389 2,637,234
J.P. Morgan Securities LLC,
4.20%, 01/04/24 (Purchased on
11/30/23 to be repurchased at
USD 1,410,694, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 1,532,000 and $1,444,027,
respectively) ............... USD 1,406 1,405,610
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC,
5.15%, 01/04/24 (Purchased on
11/30/23 to be repurchased at USD
15,404,011, collateralized by First
Quantum Minerals Ltd., 8.63%, due
at 06/01/31, par and fair value of
USD 19,200,000 and $16,162,944,
respectively) ............... USD 15,336 $ 15,336,000
J.P. Morgan Securities plc,
3.55%, Open (Purchased on
11/24/23 to be repurchased at USD
4,058,374, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 4,500,000 and
$4,215,534, respectively)
(z)
..... EUR 3,664 4,044,415
J.P. Morgan Securities plc,
3.60%, Open (Purchased on
11/24/23 to be repurchased at USD
2,648,047, collateralized by Paprec
Holding SA, 3.50%, due at 07/01/28,
par and fair value of EUR 2,600,000
and $2,755,459, respectively)
(z)
.. 2,390 2,638,811
J.P. Morgan Securities plc,
3.60%, Open (Purchased on
11/24/23 to be repurchased at USD
2,074,380, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 2,300,000 and
$2,154,607, respectively)
(z)
..... 1,872 2,067,145
J.P. Morgan Securities plc,
3.65%, Open (Purchased on
11/24/23 to be repurchased at
USD 2,599,779, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,697,197,
respectively)
(z)
.............. 2,347 2,590,587
J.P. Morgan Securities plc,
3.70%, Open (Purchased on
11/24/23 to be repurchased at
USD 2,599,905, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,697,197,
respectively)
(z)
.............. 2,347 2,590,586
Merrill Lynch International, 1.75%, Open
(Purchased on 11/24/23 to be
repurchased at USD 11,517,301,
collateralized by Stellantis NV,
4.50%, due at 07/07/28, par and
fair value of EUR 10,000,000 and
$11,618,676, respectively)
(z)
.... 10,415 11,497,308
Merrill Lynch International, 3.30%, Open
(Purchased on 11/24/23 to be
repurchased at USD 13,975,163,
collateralized by Arkema SA, 0.75%,
due at 12/03/29, par and fair value of
EUR 15,000,000 and $14,467,386,
respectively)
(z)
.............. 12,619 13,930,469
Merrill Lynch International, 3.35%, Open
(Purchased on 11/24/23 to be
repurchased at USD 2,626,411,
collateralized by Legrand SA, 0.38%,
due at 10/06/31, par and fair value
of EUR 3,000,000 and $2,766,388,
respectively)
(z)
.............. 2,371 2,617,885

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Nomura Securities International,
Inc., 2.00%, Open (Purchased
on 11/10/23 to be repurchased at
USD 1,963,416, collateralized by
CommScope, Inc., 8.25%, due
at 03/01/27, par and fair value of
USD 4,195,000 and $2,214,960,
respectively)
(z)
.............. USD 1,956 $ 1,955,919
Nomura Securities International,
Inc., 4.00%, Open (Purchased on
12/26/23 to be repurchased at USD
1,920,729, collateralized by Frontier
Communications Holdings LLC,
6.75%, due at 05/01/29, par and
fair value of USD 2,130,000 and
$1,904,652, respectively)
(z)
..... 1,920 1,919,662
Nomura Securities International,
Inc., 4.25%, Open (Purchased
on 12/13/23 to be repurchased at
USD 7,657,087, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value of
USD 7,980,000 and $7,768,726,
respectively)
(z)
.............. 7,641 7,640,850
Nomura Securities International,
Inc., 4.95%, Open (Purchased
on 12/13/23 to be repurchased at
USD 4,630,181, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,000,000 and $4,712,882,
respectively)
(z)
.............. 4,619 4,618,750
Nomura Securities International,
Inc., 5.05%, Open (Purchased
on 11/08/23 to be repurchased
at USD 9,280,854, collateralized
by CrownRock LP, 5.00%, due
at 05/01/29, par and fair value of
USD 9,710,000 and $9,467,250,
respectively)
(z)
.............. 9,212 9,212,363
Nomura Securities International,
Inc., 5.32%, Open (Purchased on
11/28/23 to be repurchased at USD
5,732,821, collateralized by Clear
Channel Outdoor Holdings, Inc.,
7.75%, due at 04/15/28, par and
fair value of USD 7,000,000 and
$6,035,430, respectively)
(z)
..... 5,705 5,705,000
Nomura Securities International,
Inc., 5.32%, Open (Purchased
on 11/28/23 to be repurchased
at USD 1,274,435, collateralized
by GN Bondco LLC, 9.50%, due
at 10/15/31, par and fair value of
USD 1,335,000 and $1,303,347,
respectively)
(z)
.............. 1,268 1,268,250
RBC Capital Markets LLC,
3.25%, Open (Purchased on
12/13/23 to be repurchased at
USD 2,000,652, collateralized by
Callon Petroleum Co., 7.50%, due
at 06/15/30, par and fair value of
USD 1,985,000 and $2,001,915,
respectively)
(z)
.............. 1,997 1,997,406
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
4.75%, Open (Purchased on
12/20/23 to be repurchased at USD
54,460, collateralized by Viasat, Inc.,
5.63%, due at 09/15/25, par and fair
value of USD 55,000 and $53,627,
respectively)
(z)
.............. USD 54 $ 54,381
RBC Capital Markets LLC,
4.75%, Open (Purchased on
12/13/23 to be repurchased at USD
96,604, collateralized by PG&E
Corp., 5.25%, due at 07/01/30, par
and fair value of USD 100,000 and
$96,455, respectively)
(z)
....... 96 96,375
RBC Capital Markets LLC,
4.80%, Open (Purchased on
12/13/23 to be repurchased at
USD 5,528,023, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,970,000 and $5,627,181,
respectively)
(z)
.............. 5,515 5,514,788
RBC Capital Markets LLC,
5.15%, Open (Purchased on
11/10/23 to be repurchased at USD
3,666,623, collateralized by Cargo
Aircraft Management, Inc., 4.75%,
due at 02/01/28, par and fair value
of USD 4,240,000 and $3,880,490,
respectively)
(z)
.............. 3,641 3,641,100
RBC Capital Markets LLC,
5.15%, Open (Purchased on
12/13/23 to be repurchased at
USD 9,186,671, collateralized by
Weatherford International Ltd.,
8.63%, due at 04/30/30, par and
fair value of USD 8,907,000 and
$9,299,434, respectively)
(z)
..... 9,163 9,163,076
RBC Capital Markets LLC,
5.15%, Open (Purchased on
11/15/23 to be repurchased at USD
1,818,662, collateralized by Valaris
Ltd., 8.38%, due at 04/30/30, par
and fair value of USD 1,800,000 and
$1,844,172, respectively)
(z)
..... 1,807 1,806,772
RBC Europe Ltd., 3.65%, Open
(Purchased on 10/26/23 to be
repurchased at USD 2,526,168,
collateralized by Verisure Midholding
AB, 5.25%, due at 02/15/29, par
and fair value of EUR 2,615,000 and
$2,749,705, respectively)
(z)
..... EUR 2,273 2,509,376
Total Borrowed Bond Agreements — 0.9%
(Cost: $316,743,122) ............................. 320,950,832
Certificates of Deposit — 0.0%
Yankee — 0.0%
(aa)
Mizuho Bank Ltd., New York,
5.48%, 01/04/24 ............ USD 8,080 8,079,832
Total Certificates of Deposit — 0.0%
(Cost: $8,080,000) .............................. 8,079,832

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Commercial Paper — 2.9%
(ab)
Societe Generale SA, 5.70%
,
03/06/24 USD 31,038 $ 30,715,981
UBS AG
6.20%, 06/18/24 ............ 21,445 20,898,358
6.05%, 06/25/24
(a)
........... 29,734 28,947,189
AT&T, Inc.
5.99%, 01/23/24 ............ 43,025 42,861,714
5.93%, 02/21/24 ............ 108,823 107,915,090
Bayer Corp., 6.29%
,
09/10/24
(a)
.... 16,217 15,519,916
FMC Corp., 6.13%
,
01/12/24
(a)
..... 41,500 41,402,156
General Motores Financial Co., Inc.,
5.96%
,
01/22/20
(a)
........... 25,670 25,572,032
General Motors Financial Co., Inc.
(a)
5.96%, 01/23/24 ............ 16,140 16,075,826
5.96%, 01/25/24 ............ 33,282 33,139,037
6.18%, 06/20/24 ............ 20,412 19,863,126
Global Payments, Inc.
6.01%, 01/08/24 ............ 18,770 18,738,432
6.06%, 01/19/24
(a)
........... 20,859 20,784,886
6.06%, 01/22/24 ............ 54,473 54,251,937
Harley-Davidson Financial Services,
Inc.
6.03%, 01/12/24 ............ 25,097 25,042,353
6.08%, 01/22/24 ............ 13,287 13,236,462
6.13%, 01/31/24
(a)
........... 16,600 16,512,382
HSBC USA, Inc.
6.55%, 06/24/24 ............ 14,500 14,107,272
6.53%, 07/01/24 ............ 42,025 40,843,221
6.49%, 08/12/24
(a)
........... 21,190 20,463,768
6.15%, 08/16/24 ............ 20,636 19,916,222
6.46%, 09/09/24
(a)
........... 24,384 23,442,072
6.53%, 09/16/24
(a)
........... 40,618 39,003,621
6.52%, 10/11/24
(a)
........... 21,297 20,371,262
6.29%, 11/27/24
(a)
........... 20,632 19,595,772
Jabil, Inc., 6.14%
,
01/05/24
(a)
...... 62,388 62,314,244
Nissan Motor Acceptance Co. LLC
6.17%, 01/05/24 ............ 80,192 80,102,652
6.17%, 01/12/24 ............ 41,500 41,406,691
Stanley Black & Decker, Inc.
6.04%, 01/19/24 ............ 62,655 62,455,737
6.06%, 01/22/24 ............ 50,300 50,117,087
Targa Resources Corp., 6.11%
,
01/04/24
(a)
................ 33,365 33,333,073
Total Commercial Paper — 2.9%
(Cost: $1,058,431,825) ........................... 1,058,949,571
Foreign Government Obligations — 0.7%
Brazil - 0.3%
Federative Republic of Brazil Treasury
Bills, 11.59%
,
04/01/24
(ab)
...... BRL 463 92,878,196
Mexico - 0.4%
United Mexican States Treasury Bills
(ab)
11.26%, 10/03/24 ........... MXN 37,968 20,600,354
12.89%, 11/28/24 ........... 250,000 133,472,705
154,073,059
Total Foreign Government Obligations — 0.7%
(Cost: $233,419,117) ............................. 246,951,255
Security
Shares
Shares Value
Money Market Funds — 6.4%
(s)(ac)
BlackRock Liquid Environmentally
Aware Fund, Class Direct, 5.43% . 394,227,921 $ 394,464,458
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.26%
(i)
..... 1,717,704,758 1,717,704,758
SL Liquidity Series, LLC, Money Market
Series, 5.58%
(ad)
............ 205,956,409 206,038,791
Total Money Market Funds — 6.4%
(Cost: $2,317,950,137) ........................... 2,318,208,007
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 5.34% ,  05/09/24
(ab)
USD 3,214 3,155,283
Total U.S. Treasury Obligations — 0.0%
(Cost: $3,154,038) .............................. 3,155,283
Total Short-Term Securities — 10.9%
(Cost: $3,937,778,239) ........................... 3,956,294,780
Total Options Purchased — 0.4%
(Cost: $127,487,838 ) ............................. 162,106,998
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 141.6%
(Cost: $51,391,543,565) ........................... 51,159,963,885
Total Options Written — (0.6)%
(Premiums Received — $(229,471,501)) ............... (222,562,107)
Borrowed Bonds
Corporate Bonds — (0.6)%
Austria — (0.0)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (5,600) (5,394,394)
France — (0.1)%
Arkema SA, 0.75% ,  12/03/29 ...... (20,000) (19,289,848)
Legrand SA, 0.38% ,  10/06/31 ..... (5,000) (4,610,647)
Paprec Holding SA, 3.50% ,  07/01/28 (2,600) (2,755,459)
(26,655,954)
Germany — (0.1)%
Deutsche Bank AG:
4.50% ,  04/01/25 ............ USD (8,200) (8,046,834)
(1-day SOFR + 3.19%),
6.12% ,  07/14/26
(b)
......... (10,000) (10,094,773)
Vonovia SE, 0.25% ,  09/01/28 ...... EUR (6,800) (6,370,141)
(24,511,748)
Sweden — (0.0)%
Akelius Residential Property Financing
BV, 0.75% ,  02/22/30 ......... (5,550) (4,740,363)
Verisure Midholding AB,
5.25% ,  02/15/29 ............ (5,230) (5,499,410)
(10,239,773)
United Kingdom — (0.0)%
INEOS Quattro Finance 1 plc,
3.75% ,  07/15/26 ............ (3,249) (3,452,088)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,700) (2,062,135)
(5,514,223)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — (0.4)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (5,780) $ (5,243,486)
Callon Petroleum Co.,
7.50% ,  06/15/30
(a)
........... (8,907) (8,982,897)
Cargo Aircraft Management, Inc.,
4.75% ,  02/01/28
(a)
........... (4,240) (3,880,490)
Clear Channel Outdoor Holdings, Inc.,
7.75% ,  04/15/28
(a)
........... (8,923) (7,693,449)
Comerica Bank, 4.00% ,  07/27/25 ... (19,650) (18,936,949)
CommScope, Inc., 8.25% ,  03/01/27
(a)
(4,195) (2,214,960)
CrownRock LP, 5.00% ,  05/01/29
(a)
.. (9,710) (9,467,250)
Frontier Communications Holdings LLC,
6.75% ,  05/01/29
(a)
........... (2,130) (1,904,652)
GN Bondco LLC, 9.50% ,  10/15/31
(a)
. (1,335) (1,303,347)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(a)
........... (8,696) (7,393,435)
McAfee Corp., 7.38% ,  02/15/30
(a)
... (1,225) (1,118,733)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (19,047) (17,953,253)
Olympus Water US Holding Corp.,
5.38% ,  10/01/29 ............ EUR (1,936) (1,815,537)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... USD (3,983) (3,182,002)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (7,768,726)
PG&E Corp., 5.25% ,  07/01/30 ..... (100) (96,455)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (7,985) (7,151,359)
Staples, Inc., 7.50% ,  04/15/26
(a)
.... (3,105) (2,888,977)
Stellantis NV, 4.50% ,  07/07/28 ..... EUR (15,000) (17,428,014)
Valaris Ltd., 8.38% ,  04/30/30
(a)
..... USD (8,919) (9,137,872)
Viasat, Inc., 5.63% ,  09/15/25
(a)
..... (55) (53,627)
Weatherford International Ltd.,
8.63% ,  04/30/30
(a)
........... (8,907) (9,299,434)
(144,914,904)
Zambia — (0.0)%
First Quantum Minerals Ltd.,
8.63% ,  06/01/31
(a)
........... (19,200) (16,162,944)
Foreign Government Obligations — (0.3)%
Spain — (0.2)%
Bonos y Obligaciones del Estado
(a)
:
0.50% ,  10/31/31 ............ EUR (40,000) (37,151,450)
Security
Par (000)
Par (000) Value
Spain (continued)
0.70% ,  04/30/32 ............ EUR (40,000) $ (37,256,105)
(74,407,555)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (26,506) (28,329,981)
Total Borrowed Bonds — (0.9)%
(Proceeds: $(357,543,460)) ........................
(336,131,476)
TBA Sale Commitments
(u)
Government National Mortgage
Association, 6.00%, 01/15/54 .... USD (233,475) (237,387,530)
Uniform Mortgage-Backed Securities
3.00% ,  01/25/54 ............ (964,769) (853,330,646)
3.50% ,  01/25/54 ............ (200,964) (184,353,069)
4.00% ,  01/25/54 ............ (748,453) (707,843,106)
5.00% ,  01/25/54 ............ (3,870,200) (3,828,776,587)
6.00% ,  01/25/54 ............ (2,797,217) (2,840,049,424)
6.50% ,  01/25/54 ............ (2,650,812) (2,716,357,462)
7.00% ,  01/25/54 ............ (297,300) (306,648,691)
Total TBA Sale Commitments — (32.3)%
(Proceeds: $(11,609,816,394)) ...................... (11,674,746,515)
Investments Sold Short
Corporate Bonds
United Kingdom — (0.0)%
eG Global Finance plc, 4.38%
,
02/07/25 ................. EUR (2,261) (2,493,621)
Total Corporate Bonds — (0.0)%
(Proceeds: $(2,377,773)) .......................... (2,493,621)
Total Investments Sold Short — (0.0)%
(Proceeds: $(2,377,773) ) .......................... (2,493,621)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 107.8%
(Cost: $39,192,334,437) ........................... 38,924,030,166
Liabilities in Excess of Other Assets — (7.8)% ............ (2,817,202,399)
Net Assets — 100.0% .............................. $ 36,106,827,767
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $319,338,443, representing 0.88% of its net assets as of period end, and an original cost of $313,429,002.
(i)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(j)
Investment does not issue shares.
(k)
All or a portion of this security is on loan.
(l)
Zero-coupon bond.
(m)
Convertible security.
(n)
Perpetual security with no stated maturity date.
(o)
Issuer filed for bankruptcy and/or is in default.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(q)
When-issued security.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Affiliate of the Fund.
(t)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(y)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(z)
The amount to be repurchased assumes the maturity will be the day after the period end.
(aa)
Issuer is a U.S. branch of a foreign domiciled bank.
(ab)
Rates are discount rates or a range of discount rates as of period end.
(ac)
Annualized 7-day yield as of period end.
(ad)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquid
Environmentally Aware
Fund, Class Direct ...... $ 374,908,494 $ 19,437,216 $ — $ — $ 118,748 $ 394,464,458 394,227,921 $ 19,437,555 $ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 467,417,578 1,250,280,239
(a)
— 6,941 — 1,717,704,758 1,717,704,758 32,755,271 —
SL Liquidity Series, LLC, Money
Market Series ......... 190,897,846 15,045,918
(a)
— 51,347 43,680 206,038,791 205,956,409 1,829,107
(b)
—
iShares 0-5 Year TIPS Bond
ETF ................ 38,947,863 — — — 654,754 39,602,617 401,690 1,124,208 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. — 56,560,293 (56,696,884) 136,591 — — — — —
iShares 20+ Year Treasury
Bond ETF ............ 12,942,800 7,893,750 (10,794,953) (166,987) 310,030 10,184,640 103,000 372,367 —
iShares Biotechnology ETF
(c)
. 3,851,129 — (3,797,282) 465,121 (518,968) — — 2,076 —
iShares China Large-Cap ETF
(c)
20,929,265 44,527,172 (66,594,890) 1,882,728 (744,275) — — 44,951 —
iShares Core U.S. Aggregate
Bond ETF
(c)
.......... 2,250,168 — (2,309,952) (411,461) 471,245 — — 22,740 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 55,222,647 270,852,472 (329,602,380) 3,696,011 (168,750) — — 1,539,810 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 59,114,812 1,211,564,047 (1,125,836,536) (1,794,658) 4,879,967 147,927,632 1,336,776 6,676,148 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 135,337,571 52,346,134 (104,099,415) (4,032,976) 3,774,202 83,325,516 935,611 7,506,205 —
iShares Latin America 40 ETF 12,270,574 — — — 3,307,533 15,578,107 536,067 717,795 —
iShares MSCI Brazil ETF ... 13,894,769 9,747,705 (9,452,534) (2,395,767) 5,573,046 17,367,219 496,774 982,219 —
iShares MSCI Japan ETF
(c)
.. — 4,936,741 (4,994,017) 57,276 — — — — —
iShares MSCI USA Momentum
Factor ETF
(c)
.......... — 56,338,868 (56,994,760) 655,892 — — — — —
iShares Russell 2000 ETF
(c)
.. — 2,686,015 (2,733,289) 47,274 — — — — —
iShares Russell Mid-Cap
Growth ETF .......... — 9,131,489 — — 872,227 10,003,716 95,766 31,921 —
iShares U.S. Real Estate ETF
(c)
— 2,694,178 (2,725,496) 31,318 — — — — —
$ (1,771,350) $ 18,573,439 $ 2,642,197,454 $ 73,042,373 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CME Bitcoin
(a)
............................................................ 203 01/26/24 $ 43,122 $ (528,885)
FTSE China A50 Index ...................................................... 1,048 01/30/24 12,051 294,506
Euro-Bobl ............................................................... 12,823 03/07/24 1,688,522 2,415,545
SGX Nikkei 225 Index ....................................................... 71 03/07/24 16,787 122,840
Australia 10-Year Bond ...................................................... 1,604 03/15/24 127,521 3,204,937
MSCI Emerging Markets E-Mini Index ............................................ 320 03/15/24 16,539 760,984
S&P 500 E-Mini Index ....................................................... 498 03/15/24 120,018 1,866,456
3-mo. SOFR ............................................................. 4,606 03/19/24 1,089,780 (7,347,818)
Korea 3-Year Bond ......................................................... 1,345 03/19/24 110,094 1,068,223
U.S. Treasury 5-Year Note .................................................... 57,322 03/28/24 6,235,111 87,270,913
3-mo. SOFR ............................................................. 1,572 06/18/24 373,389 135,188
ECX Emission
(a)
........................................................... 56 12/16/24 4,969 581,599
3-mo. SONIA Index ......................................................... 1,180 03/18/25 362,429 461,858
90,306,346
Short Contracts
IFSC NIFTY 50 Index ....................................................... 100 01/25/24 4,370 (65,981)
Euro-BTP ............................................................... 2,271 03/07/24 294,757 (6,945,098)
Euro-Bund .............................................................. 2,043 03/07/24 309,482 1,634,514
Euro-Buxl ............................................................... 819 03/07/24 128,134 (9,265,974)
Euro-OAT ............................................................... 934 03/07/24 135,599 (1,855,512)
Euro-Schatz ............................................................. 8,697 03/07/24 1,022,944 (2,169,978)
Japan 10-Year Bond ........................................................ 1,863 03/13/24 1,938,445 (10,548,669)
EURO STOXX 50 Index ..................................................... 959 03/15/24 48,183 323,713
EURO STOXX Banks Price Index ............................................... 859 03/15/24 5,662 44,606
NASDAQ 100 E-Mini Index ................................................... 80 03/15/24 27,238 (180,858)
Russell 2000 E-Mini Index .................................................... 884 03/15/24 90,508 (6,267,809)
Canada 10-Year Bond ....................................................... 1,232 03/19/24 115,460 (4,855,504)
U.S. Treasury 10-Year Note ................................................... 30,052 03/19/24 3,392,589 (51,888,043)
U.S. Treasury 10-Year Ultra Note ............................................... 16,662 03/19/24 1,966,376 (80,117,219)
U.S. Treasury Long Bond ..................................................... 651 03/19/24 81,334 (347,385)
U.S. Treasury Ultra Bond ..................................................... 5,719 03/19/24 764,023 (52,023,838)
Long Gilt ................................................................ 1,047 03/26/24 136,992 (4,236,427)
U.S. Treasury 2-Year Note .................................................... 54,322 03/28/24 11,185,664 (55,800,174)
3-mo. SOFR ............................................................. 760 09/17/24 181,403 (307,489)
3-mo. SOFR ............................................................. 2,104 12/17/24 504,408 (2,189,971)
3-mo. SOFR ............................................................. 4,606 03/18/25 1,108,434 (9,479,179)
3-mo. SOFR ............................................................. 1,092 06/17/25 263,636 (1,268,421)
(297,810,696)
$ (207,504,350)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 107,012,824 USD 21,764,000 BNP Paribas SA 01/03/24 $ 265,979
BRL 105,603,690 USD 21,486,000 Citibank NA 01/03/24 253,890
BRL 156,160,296 USD 31,696,000 Goldman Sachs International 01/03/24 451,624
MXN 28,720,231 USD 1,649,945 Goldman Sachs International 01/17/24 37,321
AUD 54,034,000 USD 35,927,438 Barclays Bank plc 01/18/24 913,082
AUD 43,762,000 USD 29,399,010 Deutsche Bank AG 01/18/24 438,034
AUD 44,346,000 USD 28,366,752 JPMorgan Chase Bank NA 01/18/24 1,868,464
AUD 21,418,000 USD 14,260,574 Morgan Stanley & Co. International plc 01/18/24 342,274

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 15,430,252 USD 11,201,000 HSBC Bank plc 01/18/24 $ 446,668
CAD 66,223,151 USD 49,181,000 Morgan Stanley & Co. International plc 01/18/24 808,153
CHF 6,148,364 USD 7,141,000 Citibank NA 01/18/24 181,309
CLP 10,838,914,440 USD 11,756,000 Barclays Bank plc 01/18/24 536,434
CLP 6,335,467,500 USD 7,179,000 BNP Paribas SA 01/18/24 6,066
COP 62,966,693,700 GBP 12,598,000 Standard Chartered Bank 01/18/24 136,472
COP 57,804,754,500 USD 14,150,000 Citibank NA 01/18/24 718,192
COP 114,150,442,000 USD 28,470,000 Societe Generale SA 01/18/24 891,092
COP 85,056,840,000 USD 21,479,000 Toronto Dominion Bank 01/18/24 398,810
EUR 26,423,000 GBP 22,893,918 BNP Paribas SA 01/18/24 3,624
EUR 9,982,000 MXN 187,311,960 Goldman Sachs International 01/18/24 24,324
EUR 6,528,000 USD 7,112,656 Barclays Bank plc 01/18/24 98,434
EUR 100,063,000 USD 107,917,562 BNP Paribas SA 01/18/24 2,616,035
EUR 13,392,000 USD 14,412,189 UBS AG 01/18/24 381,150
GBP 11,456,000 USD 14,211,970 Barclays Bank plc 01/18/24 391,696
GBP 25,808,000 USD 31,686,494 UBS AG 01/18/24 1,212,544
HUF 2,522,295,004 USD 7,231,000 Barclays Bank plc 01/18/24 23,337
HUF 5,316,544,766 USD 14,947,000 BNP Paribas SA 01/18/24 343,840
IDR 220,514,080,000 USD 14,282,000 Citibank NA 01/18/24 43,256
IDR 417,416,490,000 USD 26,568,000 Toronto Dominion Bank 01/18/24 548,628
INR 1,776,459,080 USD 21,296,000 Bank of America NA 01/18/24 32,770
JPY 3,634,946,376 USD 25,096,000 Barclays Bank plc 01/18/24 746,048
JPY 3,956,823,161 USD 26,868,000 BNP Paribas SA 01/18/24 1,262,377
JPY 2,086,251,986 USD 14,272,000 Citibank NA 01/18/24 559,862
JPY 1,043,271,777 USD 7,117,000 Goldman Sachs International 01/18/24 299,968
JPY 2,316,263,487 USD 15,438,000 UBS AG 01/18/24 1,029,091
KRW 18,523,754,000 USD 14,282,000 Citibank NA 01/18/24 18,856
KRW 9,310,932,925 USD 7,147,000 Morgan Stanley & Co. International plc 01/18/24 41,301
MXN 442,002,728 EUR 23,296,000 Citibank NA 01/18/24 228,338
MXN 504,437,114 EUR 26,408,000 Goldman Sachs International 01/18/24 457,924
MXN 499,881,500 USD 28,646,000 Barclays Bank plc 01/18/24 715,673
MXN 250,876,265 USD 14,305,000 BNP Paribas SA 01/18/24 430,786
MXN 997,240,549 USD 56,858,000 Goldman Sachs International 01/18/24 1,717,184
MXN 1,200,573,926 USD 68,502,103 JPMorgan Chase Bank NA 01/18/24 2,016,329
MXN 141,421,814 USD 7,950,000 UBS AG 01/18/24 356,731
MYR 134,193,720 USD 28,680,000 Barclays Bank plc 01/18/24 614,732
NOK 142,667,146 EUR 12,126,544 Barclays Bank plc 01/18/24 652,332
NOK 335,434,936 EUR 29,529,000 BNP Paribas SA 01/18/24 409,866
NOK 13,031,198 EUR 1,107,456 Citibank NA 01/18/24 59,784
NOK 115,150,066 EUR 9,814,000 UBS AG 01/18/24 497,376
NOK 76,811,889 USD 7,147,000 Citibank NA 01/18/24 416,324
NOK 156,803,941 USD 14,381,000 Goldman Sachs International 01/18/24 1,058,785
PLN 57,145,982 USD 14,294,000 Bank of America NA 01/18/24 226,570
PLN 231,184,389 USD 57,256,000 Citibank NA 01/18/24 1,487,044
PLN 271,844,613 USD 67,624,000 UBS AG 01/18/24 1,450,646
THB 1,511,622,850 USD 42,230,000 JPMorgan Chase Bank NA 01/18/24 2,117,688
USD 14,294,000 CLP 12,580,149,400 Citibank NA 01/18/24 26,828
USD 17,900,000 CLP 15,606,627,710 Morgan Stanley & Co. International plc 01/18/24 200,493
USD 14,272,000 CNY 101,564,904 Citibank NA 01/18/24 2,936
USD 14,675,255 MXN 248,870,000 JPMorgan Chase Bank NA 01/18/24 57,311
ZAR 202,384,226 USD 10,837,000 Bank of America NA 01/18/24 212,052
ZAR 263,159,616 USD 14,234,000 Barclays Bank plc 01/18/24 133,050
ZAR 1,063,067,851 USD 57,019,000 Citibank NA 01/18/24 1,018,584
ZAR 372,300,597 USD 19,804,000 Deutsche Bank AG 01/18/24 521,540
ZAR 525,991,428 USD 28,610,000 State Street Bank and Trust Co. 01/18/24 106,203
JPY 516,845,685 USD 3,602,000 JPMorgan Chase Bank NA 01/22/24 74,833
ILS 131,282,186 USD 33,413,639 Citibank NA 01/29/24 2,866,108
COP 58,333,142,000 USD 14,378,748 Citibank NA 01/31/24 580,203
IDR 581,993,519,175 USD 37,475,435 Citibank NA 01/31/24 330,864
BRL 189,956,126 USD 38,824,000 Morgan Stanley & Co. International plc 02/02/24 213,028
CZK 324,494,494 USD 13,850,520 BNP Paribas SA 03/04/24 634,113
AUD 16,364,895 USD 10,768,461 Natwest Markets plc 03/14/24 407,674
CLP 8,983,669,682 USD 10,154,481 Goldman Sachs International 03/14/24 1,090

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 6,562,000 GBP 5,696,866 BNP Paribas SA 03/14/24 $ 761
HUF 2,536,656,000 USD 7,120,438 Citibank NA 03/14/24 132,237
HUF 5,780,778,222 USD 16,140,804 State Street Bank and Trust Co. 03/14/24 387,296
IDR 55,644,301,000 USD 3,602,739 Citibank NA 03/14/24 11,080
INR 1,164,569,000 USD 13,927,752 JPMorgan Chase Bank NA 03/14/24 22,452
KRW 28,372,017,239 USD 21,708,359 Citibank NA 03/14/24 292,466
MYR 114,997,251 USD 24,722,617 Barclays Bank plc 03/14/24 490,662
NOK 35,731,831 EUR 3,034,843 Barclays Bank plc 03/14/24 162,672
NOK 73,307,723 EUR 6,513,000 BNP Paribas SA 03/14/24 16,341
NOK 3,263,823 EUR 277,157 Citibank NA 03/14/24 14,917
RON 32,470,000 USD 7,020,141 BNP Paribas SA 03/14/24 178,274
THB 1,405,981,815 USD 39,626,330 Barclays Bank plc 03/14/24 1,822,036
USD 3,514,733 CLP 3,102,982,000 Citibank NA 03/14/24 6,973
AUD 4,530,000 EUR 2,768,671 UBS AG 03/20/24 28,191
AUD 23,380,000 NZD 25,181,228 State Street Bank and Trust Co. 03/20/24 48,101
AUD 4,610,000 NZD 4,955,224 UBS AG 03/20/24 15,767
AUD 22,960,000 USD 15,211,620 ANZ Banking Group Ltd. 03/20/24 471,082
BRL 100,463,859 USD 20,206,250 Goldman Sachs International 03/20/24 324,272
CAD 87,486,113 USD 65,886,549 JPMorgan Chase Bank NA 03/20/24 208,199
EUR 55,000,000 GBP 47,422,100 BNP Paribas SA 03/20/24 436,813
EUR 41,186,391 SEK 456,391,302 BNP Paribas SA 03/20/24 221,158
EUR 46,800,000 USD 50,655,720 Barclays Bank plc 03/20/24 1,170,165
EUR 2,790,000 USD 3,058,844 Deutsche Bank AG 03/20/24 30,776
EUR 82,640,000 USD 90,295,161 Societe Generale SA 03/20/24 1,219,607
HUF 1,089,000,000 EUR 2,806,325 JPMorgan Chase Bank NA 03/20/24 4,393
HUF 548,000,000 EUR 1,408,766 Societe Generale SA 03/20/24 5,994
MXN 29,282,742 USD 1,649,945 Deutsche Bank AG 03/20/24 52,850
MXN 158,700,000 USD 8,999,134 Morgan Stanley & Co. International plc 03/20/24 229,288
NOK 32,600,000 SEK 31,012,706 Bank of America NA 03/20/24 129,993
NOK 16,400,000 SEK 15,557,696 UBS AG 03/20/24 69,750
NOK 14,940,000 USD 1,363,489 Deutsche Bank AG 03/20/24 109,529
NOK 14,930,000 USD 1,361,457 JPMorgan Chase Bank NA 03/20/24 110,575
NOK 182,722,000 USD 16,845,734 Natwest Markets plc 03/20/24 1,169,853
NZD 32,952,000 USD 20,468,069 JPMorgan Chase Bank NA 03/20/24 366,681
SEK 368,242,051 EUR 32,951,955 JPMorgan Chase Bank NA 03/20/24 131,107
SEK 61,500,000 USD 6,066,001 Barclays Bank plc 03/20/24 50,195
SEK 23,700,000 USD 2,279,816 BNP Paribas SA 03/20/24 77,157
SEK 93,400,000 USD 9,181,821 JPMorgan Chase Bank NA 03/20/24 106,840
THB 522,600,000 EUR 13,686,002 Barclays Bank plc 03/20/24 258,231
THB 1,250,170,685 EUR 33,110,526 Citibank NA 03/20/24 207,247
THB 209,010,000 EUR 5,453,940 HSBC Bank plc 03/20/24 125,067
THB 139,320,000 EUR 3,669,584 JPMorgan Chase Bank NA 03/20/24 45,553
USD 2,740,164 CNY 19,312,000 Credit Agricole Corporate & Investment Bank SA 03/20/24 15,315
USD 169,248,741 INR 14,131,423,630 Bank of America NA 03/20/24 37,336
USD 18,481,183 INR 1,540,000,000 Goldman Sachs International 03/20/24 41,034
ZAR 309,615,558 USD 16,479,256 BNP Paribas SA 03/20/24 332,315
ZAR 771,936,242 USD 40,187,431 Deutsche Bank AG 03/20/24 1,727,327
ZAR 56,400,000 USD 2,932,155 Goldman Sachs International 03/20/24 130,264
EUR 55,371,333 JPY 8,466,000,000 Bank of America NA 03/21/24 535,083
EUR 33,198,682 JPY 5,079,000,000 Deutsche Bank AG 03/21/24 298,649
JPY 8,502,000,000 EUR 54,937,031 Barclays Bank plc 03/21/24 204,356
JPY 386,176,355 EUR 2,470,326 BNP Paribas SA 03/21/24 36,984
JPY 383,072,239 EUR 2,471,242 Goldman Sachs International 03/21/24 13,682
JPY 8,466,000,000 USD 59,426,790 Barclays Bank plc 03/21/24 1,358,379
JPY 4,207,540,946 USD 30,010,000 Citibank NA 03/21/24 199,791
JPY 12,074,176,510 USD 86,277,091 Deutsche Bank AG 03/21/24 414,482
JPY 2,319,247,643 USD 16,479,256 Goldman Sachs International 03/21/24 172,747
JPY 12,389,771,840 USD 86,537,187 HSBC Bank plc 03/21/24 2,420,334
JPY 3,555,217,500 USD 25,000,000 JPMorgan Chase Bank NA 03/21/24 526,163
JPY 4,273,000,000 USD 29,819,187 Societe Generale SA 03/21/24 860,594
COP 71,591,985,000 USD 16,311,685 BNP Paribas SA 05/17/24 1,675,442
KRW 18,895,000,000 USD 14,719,171 Citibank NA 06/20/24 12,165
COP 79,612,884,608 USD 18,691,761 Barclays Bank plc 08/15/24 978,752

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 204,718,846,133 USD 47,343,689 BNP Paribas SA 08/15/24 $ 3,237,630
COP 141,049,230,000 USD 32,627,627 Morgan Stanley & Co. International plc 08/15/24 2,222,393
69,085,845
USD 14,358,000 BRL 70,641,360 Citibank NA 01/03/24 (184,440)
USD 21,764,000 BRL 107,087,150 Goldman Sachs International 01/03/24 (281,280)
USD 38,824,000 BRL 189,150,528 Morgan Stanley & Co. International plc 01/03/24 (115,090)
USD 4,206,157 GBP 3,347,000 State Street Bank and Trust Co. 01/03/24 (60,097)
USD 19,564,511 COP 79,612,884,608 Barclays Bank plc 01/09/24 (954,914)
USD 49,525,558 COP 204,718,846,133 BNP Paribas SA 01/09/24 (3,238,678)
USD 34,652,851 COP 141,049,230,000 Citibank NA 01/09/24 (1,701,179)
USD 1,649,945 MXN 28,654,969 Goldman Sachs International 01/17/24 (33,487)
USD 23,131,000 TWD 744,193,664 Morgan Stanley & Co. International plc 01/17/24 (1,307,480)
CLP 9,216,843,700 USD 10,721,000 BNP Paribas SA 01/18/24 (268,159)
CLP 24,958,191,700 USD 28,658,000 Citibank NA 01/18/24 (352,866)
EUR 39,842,000 MXN 753,806,093 BNP Paribas SA 01/18/24 (265,440)
EUR 13,164,000 MXN 248,622,952 Morgan Stanley & Co. International plc 01/18/24 (61,952)
EUR 26,336,000 NOK 297,334,756 BNP Paribas SA 01/18/24 (185,428)
EUR 9,814,000 NOK 114,277,922 Goldman Sachs International 01/18/24 (411,500)
EUR 13,024,000 PLN 57,879,638 BNP Paribas SA 01/18/24 (320,156)
EUR 13,340,000 PLN 59,411,638 UBS AG 01/18/24 (360,366)
EUR 2,565,079 USD 2,833,759 UBS AG 01/18/24 (270)
GBP 8,556,000 USD 10,924,576 BNP Paribas SA 01/18/24 (17,719)
HUF 4,967,622,586 EUR 13,018,000 BNP Paribas SA 01/18/24 (92,894)
KRW 18,414,223,200 USD 14,348,000 Citibank NA 01/18/24 (131,704)
USD 14,399,506 AUD 21,664,000 Barclays Bank plc 01/18/24 (371,064)
USD 10,739,106 AUD 16,194,000 BNP Paribas SA 01/18/24 (302,005)
USD 25,100,880 AUD 38,153,000 Goldman Sachs International 01/18/24 (911,934)
USD 14,272,660 AUD 21,900,000 Morgan Stanley & Co. International plc 01/18/24 (658,816)
USD 31,555,000 CAD 43,480,485 Morgan Stanley & Co. International plc 01/18/24 (1,266,643)
USD 14,348,000 CAD 19,731,198 UBS AG 01/18/24 (546,276)
USD 7,141,000 CHF 6,242,424 Goldman Sachs International 01/18/24 (293,330)
USD 14,348,000 CLP 12,701,567,000 Societe Generale SA 01/18/24 (56,872)
USD 7,180,000 CNY 51,294,034 UBS AG 01/18/24 (26,406)
USD 7,117,000 COP 28,745,563,000 Bank of America NA 01/18/24 (276,761)
USD 7,145,000 COP 28,716,826,750 BNP Paribas SA 01/18/24 (241,370)
USD 7,167,000 COP 29,127,261,360 Citibank NA 01/18/24 (324,939)
USD 21,401,000 COP 86,079,075,480 Goldman Sachs International 01/18/24 (739,744)
USD 18,980,547 COP 77,274,551,808 JPMorgan Chase Bank NA 01/18/24 (895,550)
USD 23,389,000 COP 95,777,955,000 Standard Chartered Bank 01/18/24 (1,246,432)
USD 14,278,000 CZK 328,039,620 Citibank NA 01/18/24 (383,026)
USD 35,834,212 EUR 32,656,000 Barclays Bank plc 01/18/24 (238,913)
USD 61,712,183 EUR 56,899,000 BNP Paribas SA 01/18/24 (1,140,730)
USD 13,405,579 EUR 12,491,000 Deutsche Bank AG 01/18/24 (392,480)
USD 35,793,580 EUR 32,566,000 Goldman Sachs International 01/18/24 (180,128)
USD 14,495,635 EUR 13,392,000 UBS AG 01/18/24 (297,704)
USD 39,346,999 GBP 31,370,000 Barclays Bank plc 01/18/24 (642,262)
USD 31,577,817 IDR 490,971,900,471 Deutsche Bank AG 01/18/24 (317,191)
USD 35,839,362 IDR 555,743,602,276 HSBC Bank plc 01/18/24 (263,410)
USD 17,775,800 IDR 274,644,995,010 Natwest Markets plc 01/18/24 (65,963)
USD 10,678,000 JPY 1,565,310,443 Barclays Bank plc 01/18/24 (450,315)
USD 28,646,000 JPY 4,159,739,453 BNP Paribas SA 01/18/24 (926,978)
USD 7,147,000 JPY 1,049,400,442 Goldman Sachs International 01/18/24 (313,538)
USD 10,947,000 JPY 1,642,392,641 Morgan Stanley & Co. International plc 01/18/24 (729,318)
USD 7,147,000 KRW 9,261,925,946 UBS AG 01/18/24 (3,466)
USD 51,157,701 MXN 894,881,196 Barclays Bank plc 01/18/24 (1,405,176)
USD 340,351,534 MXN 6,114,063,299 Citibank NA 01/18/24 (18,771,840)
USD 14,340,000 MXN 252,564,068 Goldman Sachs International 01/18/24 (494,924)
USD 21,529,000 MXN 374,940,338 Morgan Stanley & Co. International plc 01/18/24 (493,972)
USD 13,718,276 MXN 239,044,089 UBS AG 01/18/24 (322,521)
USD 7,147,000 NOK 76,093,326 Morgan Stanley & Co. International plc 01/18/24 (345,571)
USD 21,584,000 NOK 233,435,641 UBS AG 01/18/24 (1,401,367)
USD 46,090,000 PLN 189,427,196 BNP Paribas SA 01/18/24 (2,042,705)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 14,305,000 PLN 57,516,714 Citibank NA 01/18/24 $ (309,771)
USD 45,607,640 PLN 187,305,889 Goldman Sachs International 01/18/24 (1,986,049)
USD 34,456,650 PLN 138,633,885 Nomura International plc 01/18/24 (769,674)
USD 7,239,000 PLN 28,804,430 UBS AG 01/18/24 (80,092)
USD 5,430,000 TWD 169,198,800 Citibank NA 01/18/24 (127,204)
USD 14,304,000 ZAR 269,296,830 Bank of America NA 01/18/24 (398,108)
USD 10,837,000 ZAR 198,836,604 Barclays Bank plc 01/18/24 (18,371)
USD 60,787,000 ZAR 1,137,657,277 Citibank NA 01/18/24 (1,322,752)
USD 14,149,000 ZAR 265,990,767 Deutsche Bank AG 01/18/24 (372,615)
USD 10,769,000 ZAR 202,634,889 HSBC Bank plc 01/18/24 (293,736)
ZAR 286,513,543 EUR 14,200,000 Deutsche Bank AG 01/18/24 (43,845)
USD 3,602,000 TWD 112,166,280 Citibank NA 01/22/24 (84,416)
USD 22,728,799 ILS 86,755,527 JPMorgan Chase Bank NA 01/29/24 (1,246,032)
USD 11,684,643 ILS 44,526,659 State Street Bank and Trust Co. 01/29/24 (620,269)
USD 37,732,982 IDR 581,993,519,175 Citibank NA 01/31/24 (73,316)
USD 59,431,553 ZAR 1,126,192,272 Bank of America NA 02/05/24 (1,949,518)
USD 13,873,599 EUR 12,818,786 Citibank NA 02/06/24 (298,093)
USD 1,617,999 EUR 1,494,654 Deutsche Bank AG 02/06/24 (34,402)
USD 17,654,366 COP 71,591,985,000 Citibank NA 02/20/24 (637,243)
USD 31,827,480 CZK 719,158,466 Bank of America NA 03/04/24 (273,977)
USD 35,763,550 CZK 809,817,655 Deutsche Bank AG 03/04/24 (384,711)
USD 41,400,155 CZK 944,359,479 HSBC Bank plc 03/04/24 (753,719)
EUR 3,312,000 NOK 37,752,418 Barclays Bank plc 03/14/24 (55,026)
USD 27,266,754 BRL 136,209,490 Goldman Sachs International 03/14/24 (581,394)
USD 38,915,697 COP 158,196,199,003 Citibank NA 03/14/24 (1,325,461)
USD 26,357,242 CZK 597,933,539 Nomura International plc 03/14/24 (327,994)
USD 26,092,903 EUR 24,162,739 Barclays Bank plc 03/14/24 (658,007)
USD 12,805,186 EUR 11,854,714 Deutsche Bank AG 03/14/24 (319,338)
USD 40,827,620 IDR 640,009,688,485 UBS AG 03/14/24 (737,809)
USD 12,777,734 MXN 225,868,601 Barclays Bank plc 03/14/24 (369,504)
USD 1,474,664 PLN 5,947,172 Citibank NA 03/14/24 (35,337)
USD 18,003,028 PLN 72,361,083 HSBC Bank plc 03/14/24 (369,628)
USD 35,444,037 ZAR 680,434,769 State Street Bank and Trust Co. 03/14/24 (1,522,482)
EUR 16,475,932 SEK 184,340,965 Citibank NA 03/20/24 (87,477)
EUR 32,952,000 SEK 368,785,603 JPMorgan Chase Bank NA 03/20/24 (185,113)
GBP 47,492,280 EUR 55,000,000 Citibank NA 03/20/24 (347,324)
HUF 1,037,000,000 EUR 2,685,335 Nomura International plc 03/20/24 (10,227)
SEK 640,542,020 EUR 57,662,368 BNP Paribas SA 03/20/24 (152,652)
SEK 15,809,271 NOK 16,300,000 Deutsche Bank AG 03/20/24 (34,871)
SEK 31,724,559 NOK 32,700,000 UBS AG 03/20/24 (69,058)
USD 35,421,251 AUD 52,462,000 Canadian Imperial Bank of Commerce 03/20/24 (412,630)
USD 5,672,229 BRL 28,292,000 Goldman Sachs International 03/20/24 (109,447)
USD 14,795,092 CAD 20,070,000 Barclays Bank plc 03/20/24 (367,561)
USD 32,952,549 CAD 43,963,635 BNP Paribas SA 03/20/24 (261,470)
USD 7,416,566 CAD 9,915,000 Deutsche Bank AG 03/20/24 (74,102)
USD 32,934,000 CAD 43,955,439 HSBC Bank plc 03/20/24 (273,827)
USD 53,083,346 CNY 379,137,023 JPMorgan Chase Bank NA 03/20/24 (411,432)
USD 72,275,195 CNY 513,088,840 UBS AG 03/20/24 (119,670)
USD 79,861,653 COP 325,675,819,870 Goldman Sachs International 03/20/24 (2,880,197)
USD 13,756,820 COP 56,100,312,500 JPMorgan Chase Bank NA 03/20/24 (496,138)
USD 79,817,614 COP 325,675,819,869 Toronto Dominion Bank 03/20/24 (2,924,236)
USD 21,008,390 EUR 19,230,000 Barclays Bank plc 03/20/24 (286,733)
USD 29,616,623 EUR 27,440,000 BNP Paribas SA 03/20/24 (770,178)
USD 72,824,468 EUR 66,394,493 Citibank NA 03/20/24 (700,176)
USD 358,882,230 EUR 330,835,403 Deutsche Bank AG 03/20/24 (7,481,819)
USD 63,343,756 EUR 57,950,000 Morgan Stanley & Co. International plc 03/20/24 (829,535)
USD 29,754,923 EUR 27,570,000 Societe Generale SA 03/20/24 (775,839)
USD 2,512,607,828 EUR 2,293,122,000 Toronto Dominion Bank 03/20/24 (26,774,150)
USD 4,391,676,228 EUR 4,001,994,492 UBS AG 03/20/24 (40,095,257)
USD 35,447,421 GBP 28,301,255 Deutsche Bank AG 03/20/24 (640,557)
USD 1,876,862,936 GBP 1,480,845,000 State Street Bank and Trust Co. 03/20/24 (11,417,364)
USD 3,820,336 GBP 3,037,000 UBS AG 03/20/24 (52,255)
USD 16,075,226 IDR 250,196,427,113 Citibank NA 03/20/24 (173,281)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 71,727,442 IDR 120,332,434,831 Morgan Stanley & Co. International plc 03/20/24 $ (1,030,307)
USD 3,086,890 MXN 53,900,000 Barclays Bank plc 03/20/24 (47,401)
USD 1,649,945 MXN 28,944,607 Goldman Sachs International 03/20/24 (33,187)
USD 57,266,658 MXN 1,009,162,210 Toronto Dominion Bank 03/20/24 (1,416,235)
USD 6,131,501 NOK 62,900,000 Barclays Bank plc 03/20/24 (70,163)
USD 2,208,101 NOK 24,100,000 Goldman Sachs International 03/20/24 (168,053)
USD 6,585,129 NOK 68,400,000 JPMorgan Chase Bank NA 03/20/24 (158,811)
USD 3,093,522 NOK 32,300,000 Morgan Stanley & Co. International plc 03/20/24 (91,116)
USD 20,510,149 NZD 32,952,000 JPMorgan Chase Bank NA 03/20/24 (324,601)
USD 1,287,690 SEK 13,400,000 BNP Paribas SA 03/20/24 (44,944)
USD 1,286,591 SEK 13,400,000 Goldman Sachs International 03/20/24 (46,043)
USD 16,957,911 SEK 176,167,000 Natwest Markets plc 03/20/24 (561,956)
USD 16,479,256 ZAR 306,939,326 Citibank NA 03/20/24 (187,001)
USD 3,008,000 ZAR 56,400,000 JPMorgan Chase Bank NA 03/20/24 (54,419)
EUR 54,911,129 JPY 8,502,000,000 UBS AG 03/21/24 (233,040)
JPY 8,588,000,000 EUR 56,252,784 Barclays Bank plc 03/21/24 (635,284)
JPY 4,957,000,000 EUR 32,250,509 Goldman Sachs International 03/21/24 (124,557)
USD 1,158,205 EUR 1,050,000 Deutsche Bank AG 03/21/24 (4,604)
USD 16,479,256 JPY 2,319,669,512 BNP Paribas SA 03/21/24 (175,776)
USD 37,144,130 JPY 5,196,203,778 Credit Agricole Corporate & Investment Bank SA 03/21/24 (164,177)
USD 5,003,858 JPY 713,213,000 Deutsche Bank AG 03/21/24 (116,951)
USD 230,979,797 JPY 32,667,893,023 Goldman Sachs International 03/21/24 (3,572,931)
USD 35,271,308 JPY 5,073,122,000 HSBC Bank plc 03/21/24 (1,153,282)
USD 19,561,750 JPY 2,735,795,439 JPMorgan Chase Bank NA 03/21/24 (81,031)
USD 120,052,342 JPY 17,018,000,000 Morgan Stanley & Co. International plc 03/21/24 (2,135,469)
USD 235,471,859 JPY 33,162,538,000 Natwest Markets plc 03/21/24 (2,632,378)
USD 4,901,787 JPY 688,140,000 Toronto Dominion Bank 03/21/24 (39,000)
USD 94,072,369 BRL 487,789,034 JPMorgan Chase Bank NA 04/02/24 (5,511,978)
USD 14,652,981 TWD 449,700,000 Bank of America NA 06/20/24 (411,445)
TRY 114,513,600 USD 2,938,356 Barclays Bank plc 12/04/24 (59,705)
TRY 800,450,064 USD 20,585,696 Goldman Sachs International 12/04/24 (463,924)
(189,470,977)
$ (120,385,132)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and In
Morgan Stanley & Co.
International plc 03/07/24 CNH 7.70 CNH 8.25 USD 459,113 $ 34,890
USD Currency ............... Up and Out HSBC Bank plc 03/12/24 JPY 148.00 JPY 153.00 USD 164,669 67,043
101,933
Put
EUR Currency ............... One-Touch BNP Paribas SA 01/12/24 USD 1.04 USD 1.04 EUR 4,012 361
USD Currency ............... Down and Out
Goldman Sachs
International 01/15/24 MXN 16.98 MXN 16.42 USD 50,028 297,625
USD Currency ............... One-Touch Bank of America NA 01/18/24 MXN 17.00 MXN 17.00 USD 4,071 2,178,028
USD Currency ............... Down and Out
Credit Agricole Corporate
& Investment Bank SA 01/25/24 JPY 145.00 JPY 140.00 USD 81,944 145,367
USD Currency ............... Down and Out
Credit Agricole Corporate
& Investment Bank SA 01/25/24 JPY 140.00 JPY 135.00 USD 103,109 283,280
USD Currency ............... Down and Out Bank of America NA 02/01/24 MXN 17.36 MXN 16.75 USD 41,249 130,659
EUR Currency ............... One-Touch Bank of America NA 02/02/24 PLN 4.28 PLN 4.28 EUR 3,972 898,131
USD Currency ............... One-Touch HSBC Bank plc 02/05/24 JPY 135.00 JPY 135.00 USD 10,000 1,242,470
USD Currency ............... Down and Out Bank of America NA 02/06/24 KRW 1,290.00 KRW 1,240.00 USD 104,708 424,543
USD Currency ............... One-Touch Bank of America NA 02/08/24 JPY 140.00 JPY 140.00 USD 9,862 4,284,249
EUR Currency ............... One-Touch Deutsche Bank AG 02/09/24 USD 1.07 USD 1.07 EUR 7,969 686,796
EUR Currency ............... Down and Out Royal Bank of Canada 02/19/24 USD 1.08 USD 1.05 EUR 82,383 98,966

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency ............... Down and Out
Goldman Sachs
International 02/27/24 CNH 7.10 CNH 6.95 USD 41,269 $ 69,489
USD Currency ............... Down and Out
Goldman Sachs
International 02/27/24 CNH 7.10 CNH 6.95 USD 100,478 169,187
EUR Currency ............... One-Touch
Goldman Sachs
International 03/13/24 USD 1.02 USD 1.02 EUR 7,398 78,818
EUR Currency ............... One-Touch Bank of America NA 03/27/24 USD 1.05 USD 1.05 EUR 4,132 304,536
USD Currency ............... One-Touch Bank of America NA 12/17/24 TRY 29.25 TRY 29.25 USD 5,744 237,021
11,529,526
$ 11,631,459
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 13,649 01/05/24 USD 476.00 USD 648,751 $ 2,989,131
Invesco QQQ Trust Series 1 .................... 3,000 01/11/24 USD 422.00 USD 122,856 171,000
3-mo. SOFR Interest Futures .................... 2,677 01/12/24 USD 95.00 USD 669,250 451,744
SPDR S&P 500 ETF Trust ...................... 6,000 01/12/24 USD 476.00 USD 285,186 2,289,000
CBOE Volatility Index ......................... 1,650 01/17/24 USD 20.00 USD 2,054 45,375
Amazon.com, Inc. ........................... 650 01/19/24 USD 150.00 USD 9,876 305,500
Applied Materials, Inc. ........................ 2,000 01/19/24 USD 160.00 USD 32,414 1,140,000
Cheniere Energy, Inc. ......................... 600 01/19/24 USD 180.00 USD 10,243 48,000
Chevron Corp. ............................. 1,600 01/19/24 USD 150.00 USD 23,866 428,800
ConocoPhillips ............................. 1,500 01/19/24 USD 125.00 USD 17,411 41,250
Delta Air Lines, Inc. .......................... 1,000 01/19/24 USD 42.00 USD 4,023 74,500
Delta Air Lines, Inc. .......................... 2,400 01/19/24 USD 35.00 USD 9,655 1,302,000
Dynatrace, Inc. ............................. 1,000 01/19/24 USD 50.00 USD 5,469 470,000
General Dynamics Corp. ....................... 300 01/19/24 USD 260.00 USD 7,790 97,500
Invesco QQQ Trust Series 1 .................... 1,500 01/19/24 USD 409.78 USD 61,428 861,000
Invesco QQQ Trust Series 1 .................... 2,000 01/19/24 USD 422.00 USD 81,904 262,000
Invesco S&P 500 Equal Weight ETF ............... 7,100 01/19/24 USD 160.00 USD 112,038 781,000
Meta Platforms, Inc. .......................... 150 01/19/24 USD 345.00 USD 5,309 219,000
Paramount Global ........................... 3,280 01/19/24 USD 17.50 USD 4,851 65,600
Sabre Corp. ............................... 1,000 01/19/24 USD 7.00 USD 440 2,000
Sabre Corp. ............................... 1,750 01/19/24 USD 6.00 USD 770 6,125
Sabre Corp. ............................... 2,045 01/19/24 USD 5.50 USD 900 10,225
Sabre Corp. ............................... 3,140 01/19/24 USD 5.00 USD 1,382 25,120
SPDR S&P 500 ETF Trust ...................... 3,000 01/19/24 USD 481.00 USD 142,593 771,000
Tenet Healthcare Corp. ........................ 1,152 01/19/24 USD 85.00 USD 8,706 28,800
T-Mobile US, Inc. ............................ 2,500 01/19/24 USD 155.00 USD 40,083 1,637,500
Uber Technologies, Inc. ....................... 3,000 01/19/24 USD 62.50 USD 18,471 427,500
Viasat, Inc. ................................ 820 01/19/24 USD 35.00 USD 2,292 16,400
Walt Disney Co. (The) ........................ 2,400 01/19/24 USD 100.00 USD 21,670 37,200
Wynn Resorts Ltd. ........................... 700 01/19/24 USD 90.00 USD 6,378 238,000
Wynn Resorts Ltd. ........................... 1,000 01/19/24 USD 95.00 USD 9,111 126,500
Amazon.com, Inc. ........................... 350 02/16/24 USD 165.00 USD 5,318 96,775
ConocoPhillips ............................. 1,200 02/16/24 USD 125.00 USD 13,928 169,200
Delta Air Lines, Inc. .......................... 2,000 02/16/24 USD 44.00 USD 8,046 148,000
Intel Corp. ................................ 2,000 02/16/24 USD 55.00 USD 10,050 233,000
Invesco QQQ Trust Series 1 .................... 2,000 02/16/24 USD 430.00 USD 81,904 539,000
iShares China Large-Cap ETF ................... 15,000 02/16/24 USD 25.00 USD 36,045 1,012,500
iShares China Large-Cap ETF ................... 23,117 02/16/24 USD 26.00 USD 55,550 936,239
iShares China Large-Cap ETF ................... 23,440 02/16/24 USD 27.00 USD 56,326 550,840
JPMorgan Chase & Co. ....................... 1,200 02/16/24 USD 175.00 USD 20,412 297,600
Meta Platforms, Inc. .......................... 430 02/16/24 USD 380.00 USD 15,220 433,225
Micron Technology, Inc. ....................... 400 02/16/24 USD 90.00 USD 3,414 77,400
Micron Technology, Inc. ....................... 700 02/16/24 USD 85.00 USD 5,974 287,000
SPDR S&P 500 ETF Trust ...................... 1,540 02/16/24 USD 486.00 USD 73,198 672,980
Spirit AeroSystems Holdings, Inc. ................. 500 02/16/24 USD 40.00 USD 1,589 20,000

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Spirit AeroSystems Holdings, Inc. ................. 1,000 02/16/24 USD 35.00 USD 3,178 $ 122,500
Tenet Healthcare Corp. ........................ 740 02/16/24 USD 85.00 USD 5,592 129,500
Uber Technologies, Inc. ....................... 2,500 02/16/24 USD 70.00 USD 15,393 252,500
UBS Group AG ............................. 4,000 02/16/24 USD 30.00 USD 12,360 768,000
Walmart, Inc. .............................. 650 02/16/24 USD 155.00 USD 10,247 373,750
Wells Fargo & Co. ........................... 4,000 02/16/24 USD 47.50 USD 19,688 1,108,000
3-mo. SOFR Interest Futures .................... 5,458 03/15/24 USD 94.94 USD 1,364,500 2,217,313
iShares China Large-Cap ETF ................... 17,000 03/15/24 USD 24.85 USD 40,851 1,759,500
Norfolk Southern Corp. ........................ 225 03/15/24 USD 230.00 USD 5,319 328,500
Paramount Global ........................... 1,100 03/15/24 USD 22.50 USD 1,627 22,550
27,924,642
Put
3-mo. SOFR Interest Futures .................... 25,029 01/12/24 USD 94.75 USD 6,257,250 156,431
Carnival Corp. .............................. 1,000 01/19/24 USD 9.00 USD 1,854 3,000
Carvana Co. ............................... 1,000 01/19/24 USD 15.00 USD 5,294 1,500
First Quantum Minerals Ltd. .................... 1,000 01/19/24 CAD 8.00 CAD 1,085 9,056
Frontier Communications Parent, Inc. .............. 1,470 01/19/24 USD 20.00 USD 3,725 14,700
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,150 01/19/24 USD 76.00 USD 16,639 27,950
iShares iBoxx $ High Yield Corporate Bond ETF ....... 7,650 01/19/24 USD 73.00 USD 59,203 49,725
iShares iBoxx $ High Yield Corporate Bond ETF ....... 20,000 01/19/24 USD 77.00 USD 154,780 480,000
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 35,000 01/19/24 USD 108.00 USD 387,310 507,500
iShares Russell 2000 ETF ...................... 925 01/19/24 USD 165.00 USD 18,566 6,938
Paramount Global ........................... 1,350 01/19/24 USD 10.00 USD 1,997 2,025
SPDR S&P 500 ETF Trust ...................... 2,471 01/19/24 USD 470.00 USD 117,449 579,450
VanEck Semiconductor ETF .................... 550 01/19/24 USD 155.00 USD 9,618 9,625
U.S. Treasury 2-Year Note ..................... 1,390 01/26/24 USD 102.50 USD 278,000 304,063
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,160 02/16/24 USD 73.00 USD 16,716 545,400
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,650 02/16/24 USD 75.00 USD 20,508 39,750
iShares Russell 2000 ETF ...................... 750 02/16/24 USD 180.00 USD 15,053 64,125
U.S. Treasury 2-Year Note ..................... 1,850 02/23/24 USD 102.50 USD 370,000 751,563
Ford Motor Co. ............................. 1,500 03/15/24 USD 9.00 USD 1,829 8,250
Ford Motor Co. ............................. 2,500 03/15/24 USD 8.00 USD 3,048 7,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,600 03/15/24 USD 72.00 USD 12,382 1,600
3-mo. SOFR Interest Futures .................... 1,933 06/14/24 USD 95.19 USD 483,250 676,550
4,246,701
$ 32,171,343
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... Goldman Sachs International — 01/08/24 CZK 24.90 EUR 46,628 $ 54,359
USD Currency ........... Goldman Sachs International — 01/11/24 USD 5.05 USD 20,584 20,410
TOPIX Bank Index ........ BNP Paribas SA 24,787,200 01/12/24 JPY 286.63 JPY 6,206,467 543
TOPIX Bank Index ........ Goldman Sachs International 41,295,475 01/12/24 JPY 286.49 JPY 10,339,974 939
TOPIX Bank Index ........ JPMorgan Chase Bank NA 16,541,324 01/12/24 JPY 286.56 JPY 4,141,782 370
USD Currency ........... Goldman Sachs International — 02/16/24 ZAR 19.00 USD 82,329 804,600
Mitsubishi UFJ Financial
Group, Inc. ........... Goldman Sachs International 1,173 03/08/24 JPY 1,301.78 JPY 1,421 247,489
Mizuho Financial Group, Inc. . Morgan Stanley & Co. International plc 218 03/08/24 JPY 2,556.36 JPY 527 165,373
Sumitomo Mitsui Financial
Group, Inc. ........... Citibank NA 35 03/08/24 JPY 7,498.51 JPY 239 186,374
TOPIX Bank Index ........ BNP Paribas SA 25,500,000 03/08/24 JPY 270.72 JPY 6,384,945 842,502
NOK Currency .......... JPMorgan Chase Bank NA — 03/13/24 SEK 0.99 NOK 933,100 1,471,119
USD Currency ........... Morgan Stanley & Co. International plc — 03/20/24 CHF 0.90 USD 164,743 70,175
USD Currency ........... HSBC Bank plc — 08/21/24 CNH 8.50 USD 989,382 185,795
4,050,048

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........... JPMorgan Chase Bank NA — 01/04/24 USD 1.06 EUR 389,757 $ 137
USD Currency ........... Goldman Sachs International — 01/04/24 BRL 4.89 USD 21,486 224,449
EUR Currency ........... Bank of America NA — 01/12/24 USD 1.04 EUR 220,560 273
EUR Currency ........... Deutsche Bank AG — 01/12/24 USD 1.07 EUR 521,335 26,259
EUR Currency ........... Deutsche Bank AG — 01/17/24 USD 1.04 EUR 111,200 868
USD Currency ........... Bank of America NA — 01/19/24 MXN 17.50 USD 73,750 2,268,387
USD Currency ........... Goldman Sachs International — 01/19/24 MXN 17.10 USD 73,636 934,823
USD Currency ........... Goldman Sachs International — 01/24/24 ZAR 18.00 USD 49,067 372,604
USD Currency ........... JPMorgan Chase Bank NA — 01/24/24 ZAR 18.00 USD 94,322 716,262
USD Currency ........... JPMorgan Chase Bank NA — 01/24/24 KRW 1,250.00 USD 122,905 143,613
USD Currency ........... Morgan Stanley & Co. International plc — 01/24/24 ZAR 18.50 USD 81,937 1,697,666
EUR Currency ........... Bank of America NA — 01/25/24 USD 1.10 EUR 26,341 111,839
USD Currency ........... JPMorgan Chase Bank NA — 01/30/24 JPY 144.00 USD 101,320 2,943,548
EUR Currency ........... BNP Paribas SA — 01/31/24 USD 1.10 EUR 32,727 160,756
EUR Currency ........... Citibank NA — 02/13/24 USD 1.07 EUR 500,613 675,734
USD Currency ........... Goldman Sachs International — 02/22/24 KRW 1,280.00 USD 18,077 172,550
USD Currency ........... Citibank NA — 05/13/24 BRL 4.50 USD 82,335 349,246
10,799,014
$ 14,849,062
OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction. Call
on Koei Tecmo Holdings Co. Ltd. convertible
corporate bond.  Exercise price or rate is 6-mo.
TIBOR plus 60.00 Nomura International plc 1,500,000,000 12/04/24 JPY 1,500,000 $ 31,372
Asset Swapped Convertible Option Transaction.
Call on LINK Ltd. convertible corporate
bond.  Exercise price or rate is 3-mo. HIBOR
plus 110.00 HSBC Bank plc 140,000,000 12/12/25 HKD 140,000 791,373
Asset Swapped Convertible Option Transaction.
Call on OSG Corp. convertible corporate
bond.  Exercise price or rate is 1-day TONA
plus 60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 292,335
Asset Swapped Convertible Option Transaction.
Call on Kobe Steel Ltd. convertible corporate
bond.  Exercise price or rate is 1-day TONA
plus 110.00 Nomura International plc 500,000,000 11/27/28 JPY 500,000 463,150
Asset Swapped Convertible Option Transaction.
Call on Kobe Steel Ltd. convertible corporate
bond.  Exercise price or rate is 1-day TONA
plus 125.00 Nomura International plc 500,000,000 11/26/30 JPY 500,000 652,161
$ 2,230,391
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if S&P 500 <= 4,663.22 and US
2-Year swap >= 4.42 .................. UBS AG 4,247,932 03/01/24 USD 19,809,041 $ 138,077
Payout at expiry if USDJPY < 137.00 and USDCNH
> 7.20 ............................ Deutsche Bank AG 13,529,071 03/07/24 USD 1,853,483 452,713
Payout at expiry if S&P 500 <= 4,666.87 and US
2-Year swap >= 4.37 .................. UBS AG 7,123,966 03/15/24 USD 33,246,623 287,447
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.25 ................... Bank of America NA 5,703,000 04/08/24 USD 879,688 29,132

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Dual Binary Options Purchased (continued)
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.27 ................... Bank of America NA 5,703,000 05/08/24 USD 879,688 $ 48,404
$ 955,773
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
JPMorgan Chase Bank
NA 02/21/24 USD 100.50 USD 25,000 $ 23,775
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 01/17/24 USD 101.00 USD 35,250 11,001
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 02/21/24 EUR 400.00 EUR 25,135 36,818
$ 71,594
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 01/10/24 4.00 % USD 193,843 $ 8,178,082
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 01/12/24 4.00 USD 55,662 2,363,992
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Citibank NA 01/23/24 4.00 USD 494,279 7,860,373
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.87% Annual Deutsche Bank AG 02/01/24 3.87 USD 500,675 6,853,263
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 02/06/24 3.45 USD 314,802 3,758,871
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.45% At Termination Citibank NA 02/12/24 4.45 USD 3,971,739 3,371,922
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.00% Annual
JPMorgan Chase
Bank NA 03/01/24 3.00 EUR 300,382 10,129,821
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.18% Annual
JPMorgan Chase
Bank NA 03/18/24 3.18 EUR 249,211 10,833,609
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Semi-Annual
Nomura International
plc 03/18/24 3.65 USD 195,643 5,296,513
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4.24 USD 108,008 3,967,005
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.20% Semi-Annual
JPMorgan Chase
Bank NA 03/28/24 4.20 USD 1,484,303 13,943,242
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Semi-Annual Citibank NA 05/28/24 3.67 USD 251,898 9,066,334
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4.00 USD 800,722 12,894,686
98,517,713

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
30-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1-day SOFR Annual
Nomura International
plc 01/05/24 4.40 % USD 20,285 $ —
10-Year Interest Rate Swap
(a)
2.83% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/12/24 2.83 EUR 81,348 487,511
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4.24 USD 108,008 149,960
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1.00 JPY 99,859,946 1,042,192
1,679,663
$ 100,197,376
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 1,650 01/17/24 USD 35.00 USD 2,054 $ (14,025)
Applied Materials, Inc. ......................... 2,000 01/19/24 USD 175.00 USD 32,414 (147,000)
Invesco QQQ Trust Series 1 ..................... 1,500 01/19/24 USD 423.78 USD 61,428 (153,000)
NASDAQ 100 E-Mini Index ...................... 43 01/19/24 USD 15,800.00 USD 72,352 (4,703,125)
Paramount Global ............................ 3,280 01/19/24 USD 25.00 USD 4,851 (8,201)
Tenet Healthcare Corp. ......................... 510 01/19/24 USD 95.00 USD 3,854 (25,500)
T-Mobile US, Inc. ............................. 2,500 01/19/24 USD 165.00 USD 40,083 (221,250)
Uber Technologies, Inc. ........................ 3,000 01/19/24 USD 70.00 USD 18,471 (39,000)
iShares China Large-Cap ETF .................... 23,117 02/16/24 USD 28.00 USD 55,550 (323,638)
iShares China Large-Cap ETF .................... 38,440 02/16/24 USD 30.00 USD 92,371 (345,960)
SPDR S&P Biotech ETF ........................ 1,739 02/16/24 USD 92.00 USD 15,528 (520,831)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 1,164 02/16/24 USD 150.00 USD 15,936 (160,632)
Technology Select Sector SPDR Fund .............. 800 02/16/24 USD 200.00 USD 15,398 (152,800)
U.S. Treasury 2-Year Note ...................... 925 02/23/24 USD 104.50 USD 185,000 (115,625)
3-mo. SOFR Interest Futures ..................... 2,729 03/15/24 USD 96.50 USD 682,250 (2,302,594)
iShares China Large-Cap ETF .................... 17,000 03/15/24 USD 28.85 USD 40,851 (365,500)
(9,598,681)
Put
3-mo. SOFR Interest Futures ..................... 25,029 01/12/24 USD 94.63 USD 6,257,250 (156,431)
Applied Materials, Inc. ......................... 800 01/19/24 USD 140.00 USD 12,966 (16,000)
Cheniere Energy, Inc. .......................... 600 01/19/24 USD 160.00 USD 10,243 (33,000)
Chevron Corp. .............................. 800 01/19/24 USD 135.00 USD 11,933 (12,400)
Invesco S&P 500 Equal Weight ETF ................ 7,100 01/19/24 USD 150.00 USD 112,038 (142,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 20,000 01/19/24 USD 75.00 USD 154,780 (140,000)
SPDR S&P 500 ETF Trust ....................... 2,471 01/19/24 USD 460.00 USD 117,449 (213,742)
VanEck Semiconductor ETF ..................... 550 01/19/24 USD 135.00 USD 9,618 (2,475)
Walt Disney Co. (The) ......................... 2,400 01/19/24 USD 85.00 USD 21,670 (75,600)
U.S. Treasury 2-Year Note ...................... 2,780 01/26/24 USD 102.00 USD 556,000 (130,315)
Amazon.com, Inc. ............................ 350 02/16/24 USD 140.00 USD 5,318 (91,175)
ConocoPhillips .............................. 1,200 02/16/24 USD 110.00 USD 13,928 (263,400)
Delta Air Lines, Inc. ........................... 2,000 02/16/24 USD 35.00 USD 8,046 (83,000)
Intel Corp. ................................. 2,000 02/16/24 USD 45.00 USD 10,050 (164,000)
Invesco QQQ Trust Series 1 ..................... 3,000 02/16/24 USD 395.00 USD 122,856 (1,215,000)
JPMorgan Chase & Co. ........................ 1,200 02/16/24 USD 155.00 USD 20,412 (96,600)
Meta Platforms, Inc. ........................... 430 02/16/24 USD 315.00 USD 15,220 (237,575)
Micron Technology, Inc. ........................ 400 02/16/24 USD 80.00 USD 3,414 (57,000)
Micron Technology, Inc. ........................ 700 02/16/24 USD 75.00 USD 5,974 (41,650)
UBS Group AG .............................. 4,000 02/16/24 USD 27.50 USD 12,360 (108,000)
Walmart, Inc. ............................... 650 02/16/24 USD 145.00 USD 10,247 (31,200)
Wells Fargo & Co. ............................ 4,000 02/16/24 USD 40.00 USD 19,688 (48,000)
U.S. Treasury 2-Year Note ...................... 1,850 02/23/24 USD 102.00 USD 370,000 (289,063)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Norfolk Southern Corp. ......................... 225 03/15/24 USD 200.00 USD 5,319 $ (28,688)
3-mo. SOFR Interest Futures ..................... 1,933 06/14/24 USD 94.81 USD 483,250 (217,463)
(3,893,777)
$ (13,492,458)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Goldman Sachs International — 01/04/24 BRL 5.05 USD 21,486 $ (2,961)
USD Currency .............. UBS AG — 01/04/24 MXN 19.00 USD 21,116 (22)
EUR Currency .............. Goldman Sachs International — 01/08/24 CZK 25.35 EUR 59,952 (8,851)
USD Currency .............. Citibank NA — 01/11/24 BRL 5.05 USD 20,584 (20,408)
TOPIX Bank Index ........... BNP Paribas SA 24,787,200 01/12/24 JPY 313.92 JPY 6,206,467 –
TOPIX Bank Index ........... Goldman Sachs International 41,295,475 01/12/24 JPY 313.77 JPY 10,339,974 (1)
TOPIX Bank Index ........... JPMorgan Chase Bank NA 16,541,324 01/12/24 JPY 313.85 JPY 4,141,782 –
USD Currency .............. Goldman Sachs International — 02/16/24 ZAR 19.50 USD 123,494 (635,672)
USD Currency .............. Goldman Sachs International — 02/22/24 KRW 1,330.00 USD 18,077 (85,217)
Mitsubishi UFJ Financial Group,
Inc. ................... Goldman Sachs International 2,143 03/08/24 JPY 1,425.76 JPY 2,596 (165,286)
Mizuho Financial Group, Inc. .... Morgan Stanley & Co. International plc 399 03/08/24 JPY 2,799.82 JPY 962 (83,419)
Sumitomo Mitsui Financial Group,
Inc. ................... Citibank NA 63 03/08/24 JPY 8,212.66 JPY 437 (121,969)
TOPIX Bank Index ........... BNP Paribas SA 25,500,000 03/08/24 JPY 296.50 JPY 6,384,945 (211,412)
(1,335,218)
Put
EUR Currency .............. Deutsche Bank AG — 01/12/24 USD 1.05 EUR 521,335 (1,352)
USD Currency .............. HSBC Bank plc — 01/18/24 MXN 17.00 USD 100,010 (903,351)
USD Currency .............. Bank of America NA — 01/19/24 MXN 17.10 USD 73,636 (934,823)
USD Currency .............. Goldman Sachs International — 01/19/24 MXN 17.50 USD 73,750 (2,268,387)
USD Currency .............. Barclays Bank plc — 01/24/24 KRW 1,250.00 USD 122,905 (143,612)
USD Currency .............. HSBC Bank plc — 01/24/24 ZAR 18.50 USD 40,968 (848,832)
USD Currency .............. JPMorgan Chase Bank NA — 01/24/24 ZAR 18.50 USD 40,968 (848,833)
USD Currency .............. Morgan Stanley & Co. International plc — 01/24/24 ZAR 18.00 USD 143,389 (1,088,867)
EUR Currency .............. Bank of America NA — 01/25/24 USD 1.08 EUR 26,341 (41,903)
USD Currency .............. JPMorgan Chase Bank NA — 01/30/24 JPY 136.00 USD 202,640 (755,813)
EUR Currency .............. Citibank NA — 02/13/24 USD 1.05 EUR 500,613 (171,999)
(8,007,772)
$ (9,342,990)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2Yx2Y Interest Rate Swap
(a)
. 3.45% Annual 1-day SOFR Annual Citibank NA 01/23/24 3.45 % USD 494,279 $ (3,310,444)
2Yx2Y Interest Rate Swap
(a)
. 3.27% Annual 1-day SOFR Annual Deutsche Bank AG 02/01/24 3.27 USD 500,675 (2,334,494)
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1-day SOFR At Termination Citibank NA 02/12/24 3.75 USD 2,978,804 (291,091)
5-Year Interest Rate Swap
(a)
. 2.50% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/01/24 2.50 EUR 300,382 (3,887,568)
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3.96 USD 108,009 (2,715,391)
5-Year Interest Rate Swap
(a)
. 2.68% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/18/24 2.68 EUR 249,211 (5,253,392)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Nomura International
plc 03/18/24 3.15 USD 195,643 (1,563,937)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 3.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/24 3.80 % USD 1,484,303 $ (7,462,054)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 6-mo. EURIBOR Semi-Annual
Morgan Stanley & Co.
International plc 05/03/24 3.00 EUR 6,970 (265,767)
5-Year Interest Rate Swap
(a)
. 3.75% Annual 1-day SOFR Annual Citibank NA 06/12/24 3.75 USD 270,023 (6,933,410)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3.30 USD 800,722 (6,835,592)
5-Year Interest Rate Swap
(a)
. 3.90% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/14/24 3.90 USD 75,694 (2,806,192)
10-Year Interest Rate Swap
(a)
4.48% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4.48 USD 110,984 (11,632,119)
10-Year Interest Rate Swap
(a)
4.54% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4.54 USD 55,480 (6,017,075)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/17/25 3.96 USD 85,910 (6,319,020)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4.00 USD 153,152 (11,641,389)
10-Year Interest Rate Swap
(a)
3.97% Semi-Annual 1-day SOFR Annual Citibank NA 11/20/25 3.97 USD 128,350 (9,509,629)
10-Year Interest Rate Swap
(a)
3.90% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 11/24/25 3.90 USD 63,394 (4,463,556)
10-Year Interest Rate Swap
(a)
3.84% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3.84 USD 94,616 (6,375,184)
10-Year Interest Rate Swap
(a)
3.87% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3.87 USD 63,393 (4,372,895)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3.96 USD 109,567 (8,072,828)
10-Year Interest Rate Swap
(a)
3.67% Annual 1-day SOFR Annual Deutsche Bank AG 12/05/25 3.67 USD 63,137 (3,790,753)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Bank of America NA 12/11/25 3.71 USD 141,644 (8,831,526)
10-Year Interest Rate Swap
(a)
3.36% Annual 1-day SOFR Annual Bank of America NA 12/22/25 3.36 USD 52,824 (2,427,475)
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 USD 89,889 (7,872,536)
(134,985,317)
Put
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.80% Semi-Annual
Nomura International
plc 01/05/24 4.80 USD 20,285 —
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 5.00% Semi-Annual
Nomura International
plc 01/05/24 5.00 USD 20,285 —
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.10% Semi-Annual
Nomura International
plc 01/05/24 5.10 USD 202,835 —
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.15% Semi-Annual
JPMorgan Chase
Bank NA 01/12/24 5.15 USD 854,616 —
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.45% Annual
JPMorgan Chase
Bank NA 03/01/24 3.45 EUR 300,382 (77,219)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.23% Annual
JPMorgan Chase
Bank NA 03/12/24 3.23 EUR 81,348 (143,834)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3.96 USD 108,009 (292,274)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.58% Annual
JPMorgan Chase
Bank NA 03/18/24 3.58 EUR 249,211 (69,737)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 4.05% Annual BNP Paribas SA 03/18/24 4.05 EUR 349,362 (13,438)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 732,656 (3,612,307)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.00% Annual
Morgan Stanley & Co.
International plc 05/03/24 3.00 EUR 6,970 (18,846)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
Goldman Sachs
International 05/06/24 4.50 USD 496,014 (427,062)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.42% Semi-Annual Citibank NA 05/28/24 4.42 USD 251,898 (833,123)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.40% Annual
JPMorgan Chase
Bank NA 05/30/24 3.40 EUR 496,519 (708,528)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.75% Annual Citibank NA 06/12/24 3.75 USD 270,023 (2,021,835)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 5.00% Annual
Goldman Sachs
International 09/20/24 5.00 GBP 23,520 (40,177)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 5.00 USD 400,361 (316,487)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual Deutsche Bank AG 11/14/24 3.90 USD 75,694 (667,551)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1.50 JPY 99,859,946 (584,654)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.42% Semi-Annual
JPMorgan Chase
Bank NA 11/20/24 4.42 USD 2,651,695 (5,639,066)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 11/21/24 5.00 % USD 994,510 $ (892,814)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.19% Semi-Annual
Goldman Sachs
International 11/29/24 4.19 USD 2,693,470 (8,045,101)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.87% Annual
Goldman Sachs
International 12/13/24 3.87 USD 1,351,850 (6,157,768)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.48% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4.48 USD 110,984 (1,862,974)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.54% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4.54 USD 55,480 (887,168)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Deutsche Bank AG 11/17/25 3.96 USD 85,910 (2,336,572)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4.00 USD 153,152 (4,013,503)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.97% Semi-Annual Citibank NA 11/20/25 3.97 USD 128,350 (3,477,045)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.90% Semi-Annual
Morgan Stanley & Co.
International plc 11/24/25 3.90 USD 63,394 (1,824,455)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Semi-Annual Bank of America NA 11/28/25 3.84 USD 94,616 (2,867,723)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Semi-Annual Bank of America NA 11/28/25 3.87 USD 63,393 (1,873,902)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3.96 USD 109,567 (3,013,470)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Annual Deutsche Bank AG 12/05/25 3.67 USD 63,137 (2,195,239)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Bank of America NA 12/11/25 3.71 USD 141,644 (4,775,279)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.36% Annual Bank of America NA 12/22/25 3.36 USD 52,824 (2,385,100)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 USD 89,889 (2,667,091)
(64,741,342)
$ (199,726,659)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 38.V2 . 5.00 % Quarterly 12/20/27 EUR 12,595 $ (1,404,619) $ (451,435) $ (953,184)
Markit CDX North American High Yield Index
Series 39.V3 ..................... 5.00 Quarterly 12/20/27 USD 44,315 (2,764,072) (461,793) (2,302,279)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 58,347 (1,131,392) (675,552) (455,840)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 12,000 (243,992) (177,372) (66,620)
iTraxx Europe Crossover Index Series 40.V1 . 5.00 Quarterly 12/20/28 EUR 148,963 (13,328,314) (5,367,584) (7,960,730)
iTraxx Europe Main Index Series 40.V1 ..... 1.00 Quarterly 12/20/28 EUR 80,743 (1,755,966) (1,337,288) (418,678)
iTraxx Europe Senior Financials Index Series
40.V1 ......................... 1.00 Quarterly 12/20/28 EUR 123,968 (2,121,437) (862,393) (1,259,044)
iTraxx Europe Subordinated Financials Index
Series 40.V1 ..................... 1.00 Quarterly 12/20/28 EUR 38,088 416,976 1,131,106 (714,130)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1.00 Quarterly 12/20/28 USD 383,509 (7,545,523) (6,411,577) (1,133,946)
$ (29,878,339) $ (14,613,888) $ (15,264,451)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 % Quarterly 12/20/28 B+ USD 417,458 $ 24,931,345 $ 2,880,389 $ 22,050,956
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.35% At Termination 1-day EFFR At Termination N/A 01/31/24 USD 2,889,665 $ (151,070) $ — $ (151,070)
1-day SOFR At Termination 4.40% At Termination N/A 02/13/24 USD 3,922,503 (33,771,865) — (33,771,865)
3.75% At Termination 1-day SOFR At Termination N/A 02/13/24 USD 1,961,252 29,719,436 — 29,719,436
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 (921,346) — (921,346)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (896,518) — (896,518)
1-day SOFR Annual 4.66% Annual N/A 03/07/24 USD 953,853 (6,169,496) — (6,169,496)
1-day SOFR Annual 4.66% Annual N/A 03/08/24 USD 1,430,518 (9,280,496) — (9,280,496)
3.61% Annual 1-day SOFR Annual N/A 03/08/24 USD 1,159,987 19,773,625 6,265 19,767,360
1-day SOFR At Termination 4.50% At Termination N/A 03/09/24 USD 1,988,333 (16,250,134) — (16,250,134)
1-day SOFR Annual 4.66% Annual N/A 03/18/24 USD 1,926,196 (12,947,821) — (12,947,821)
3.61% Annual 1-day SOFR Annual N/A 03/19/24 USD 342,756 5,899,067 7,995 5,891,072
5.35% At Termination 1-day EFFR At Termination 01/31/24
(a)
03/20/24 USD 2,889,631 (244,372) — (244,372)
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 1,975,043 (46,474,495) — (46,474,495)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 987,522 32,576,150 — 32,576,150
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 2,904,724 (9,455,476) — (9,455,476)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 1,452,362 16,656,484 — 16,656,484
3.56% Annual 1-day SOFR Annual N/A 06/28/24 USD 267,946 4,694,358 21,455 4,672,903
3-mo. CD_KSDA Quarterly 3.87% Quarterly N/A 07/03/24 KRW 161,056,480 99,804 — 99,804
1-day SOFR At Termination 4.46% At Termination N/A 07/12/24 USD 1,936,779 (16,354,929) — (16,354,929)
1-day SOFR At Termination 5.37% At Termination N/A 07/12/24 USD 910,419 532,850 — 532,850
1-day SOFR At Termination 5.37% At Termination N/A 07/12/24 USD 910,419 505,852 — 505,852
3.55% Annual 1-day SOFR Annual N/A 07/13/24 USD 246,525 4,306,567 23,760 4,282,807
3.57% Annual 1-day SOFR Annual N/A 07/16/24 USD 363,491 6,220,365 (3,396) 6,223,761
3.56% Annual 1-day SOFR Annual N/A 07/20/24 USD 360,069 6,213,900 9,167 6,204,733
3.56% Annual 1-day SOFR Annual N/A 07/23/24 USD 479,100 8,191,727 11,821 8,179,906
3.56% Annual 1-day SOFR Annual N/A 08/12/24 USD 356,321 5,901,765 (12,321) 5,914,086
3.56% Annual 1-day SOFR Annual N/A 08/13/24 USD 604,646 10,031,588 (22,888) 10,054,476
3.53% Annual 1-day SOFR Annual N/A 08/27/24 USD 678,054 11,187,418 69,396 11,118,022
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 551,110 (5,907,972) — (5,907,972)
3.51% Annual 1-day SOFR Annual N/A 10/20/24 USD 262,263 3,948,953 5,186 3,943,767
3.50% Annual 1-day SOFR Annual N/A 10/25/24 USD 521,289 7,796,554 40,672 7,755,882
11.25% Monthly 28-day MXIBTIIE Monthly N/A 11/07/24 MXN 3,587,247 (492,430) — (492,430)
3-mo. CD_KSDA Quarterly 3.93% Quarterly N/A 11/09/24 KRW 79,498,490 188,778 — 188,778
3-mo. CD_KSDA Quarterly 3.87% Quarterly N/A 11/16/24 KRW 106,612,400 210,379 — 210,379
3.48% Annual 1-day SOFR Annual N/A 11/26/24 USD 426,986 5,932,363 38,376 5,893,987
10.95% Monthly 28-day MXIBTIIE Monthly N/A 12/03/24 MXN 4,937,193 (90,052) — (90,052)
3.46% Annual 1-day SOFR Annual N/A 12/06/24 USD 560,589 7,700,930 122,281 7,578,649
1-day SOFR At Termination 4.59% At Termination N/A 12/14/24 USD 1,865,764 (4,548,363) (736) (4,547,627)
0.23% Annual 1-day TONAR Annual N/A 01/11/25 JPY 4,977,810 (147,037) — (147,037)
0.24% Annual 1-day TONAR Annual N/A 01/19/25 JPY 25,150,650 (751,376) — (751,376)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 996,835 (593,944) — (593,944)
28-day MXIBTIIE Monthly 9.90% Monthly N/A 02/05/25 MXN 3,745,186 (1,986,987) — (1,986,987)
28-day MXIBTIIE Monthly 9.92% Monthly N/A 02/05/25 MXN 1,804,542 (934,077) — (934,077)
3.80% Quarterly 3-mo. BBR Quarterly N/A 02/09/25 AUD 144,870 409,795 — 409,795
3-mo. BBR Quarterly 4.94% Semi-Annual N/A 02/10/25 NZD 161,110 893,904 — 893,904
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 988,820 (45,131,336) — (45,131,336)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 988,820 $ (43,180,492) $ — $ (43,180,492)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 278,159 15,988,325 — 15,988,325
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 1,999,163 (33,707,130) — (33,707,130)
3.82% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/25 KRW 407,267,975 (1,320,147) — (1,320,147)
2.79% Annual 1-day SOFR Annual N/A 04/26/25 USD 455,000 17,921,437 — 17,921,437
2.80% Annual 1-day SOFR Annual N/A 05/11/25 USD 145,000 5,590,435 — 5,590,435
2.60% Annual 1-day SOFR Annual N/A 05/16/25 USD 150,000 6,320,608 — 6,320,608
1-day SOFR Annual 4.10% Annual N/A 08/11/25 USD 1,000,596 (8,388,874) — (8,388,874)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 680,000 564,115 — 564,115
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 1,074,894 — 1,074,894
1-day SOFR Annual 4.25% Annual N/A 10/17/25 USD 1,489,926 (2,090,441) — (2,090,441)
1-day SOFR Annual 4.05% Annual N/A 10/18/25 USD 765,005 (3,923,605) — (3,923,605)
1-day SOFR Annual 4.25% Annual N/A 10/19/25 USD 685,759 (859,431) — (859,431)
0.33% Annual 1-day TONAR Annual N/A 11/06/25 JPY 25,122,000 (558,499) — (558,499)
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 (3,867,834) — (3,867,834)
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 (1,545,732) — (1,545,732)
0.30% Annual 1-day TONAR Annual N/A 11/10/25 JPY 53,633,000 (980,355) — (980,355)
0.31% Annual 1-day TONAR Annual N/A 11/16/25 JPY 31,275,920 (606,075) — (606,075)
0.30% Annual 1-day TONAR Annual N/A 11/16/25 JPY 22,648,080 (413,164) — (413,164)
1-day SONIA At Termination 4.22% At Termination 11/20/24
(a)
11/20/25 GBP 147,690 1,446,713 (106,063) 1,552,776
0.25% Annual 1-day TONAR Annual N/A 11/22/25 JPY 53,774,500 (525,805) — (525,805)
1-day SONIA At Termination 4.25% At Termination 11/29/24
(a)
11/29/25 GBP 816,255 8,474,106 — 8,474,106
1-day SOFR Annual 3.90% Annual N/A 12/05/25 USD 486,800 (2,443,114) — (2,443,114)
1-day SONIA At Termination 4.13% At Termination 12/06/24
(a)
12/06/25 GBP 24,030 220,765 (389) 221,154
1-day SONIA At Termination 4.15% At Termination 12/06/24
(a)
12/06/25 GBP 11,830 112,080 (4,124) 116,204
1-day SONIA At Termination 4.11% At Termination 12/09/24
(a)
12/09/25 GBP 384,120 3,448,654 (139,957) 3,588,611
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (1,306,840) — (1,306,840)
1-day SONIA At Termination 4.06% At Termination 12/12/24
(a)
12/12/25 GBP 598,225 5,086,618 38,841 5,047,777
2.71% Annual 1-day ESTR Annual 03/11/24
(a)
12/12/25 EUR 162,710 (866,375) (17,761) (848,614)
2.97% Annual 6-mo. EURIBOR Semi-Annual 03/11/24
(a)
12/12/25 EUR 81,325 (475,758) (22,818) (452,940)
0.23% Annual 1-day TONAR Annual N/A 12/14/25 JPY 20,252,000 (120,844) — (120,844)
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (1,800,430) — (1,800,430)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (1,008,897) — (1,008,897)
0.23% Annual 1-day TONAR Annual N/A 12/15/25 JPY 53,005,000 (302,536) — (302,536)
1-day SONIA At Termination 3.77% At Termination 12/16/24
(a)
12/16/25 GBP 339,225 1,750,717 1,321 1,749,396
1-day SONIA At Termination 3.77% At Termination 12/16/24
(a)
12/16/25 GBP 594,400 3,041,718 — 3,041,718
1-day SONIA At Termination 3.87% At Termination 12/16/24
(a)
12/16/25 GBP 269,300 1,717,206 807,596 909,610
1-day SOFR At Termination 3.46% At Termination 12/17/24
(a)
12/17/25 USD 319,625 216,243 — 216,243
1-day SOFR At Termination 3.86% At Termination 12/17/24
(a)
12/17/25 USD 3,205 13,986 324 13,662
1-day SONIA At Termination 3.69% At Termination 12/19/24
(a)
12/19/25 GBP 85,960 367,406 51,239 316,167
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (3,806,106) — (3,806,106)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (3,587,043) — (3,587,043)
1-day SONIA At Termination 3.40% At Termination 12/20/24
(a)
12/20/25 GBP 333,310 308,121 (89,243) 397,364
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 200,829 (150,416) — (150,416)
1-day SOFR At Termination 3.46% At Termination 12/24/24
(a)
12/24/25 USD 94,890 70,839 (1,207) 72,046
1-day SOFR At Termination 3.47% At Termination 12/24/24
(a)
12/24/25 USD 96,480 81,949 1,263 80,686
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (9,928,970) — (9,928,970)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 738,556 — 738,556
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 (697,295) — (697,295)
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 (804,839) — (804,839)
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 4,926,476 — 4,926,476
3.06% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/26 SGD 62,340 (368,830) — (368,830)
2.97% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/26 SGD 62,340 (290,401) — (290,401)
3.85% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/26 KRW 414,480,820 (4,428,641) — (4,428,641)
4.10% Annual 6-mo. PRIBOR Semi-Annual 03/20/24
(a)
03/20/26 CZK 1,541,200 (277,369) — (277,369)
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 16,344,689 433,819 15,910,870
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,402,940 49,973 — 49,973
0.36% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,413,272 44,612 — 44,612
0.29% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,900 62,616 — 62,616
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 19,207,870 137,052 — 137,052

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,797,488 $ 69,217 $ — $ 69,217
0.27% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 28,384,620 330,542 — 330,542
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,910 48,401 — 48,401
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 41,222,003 54,231 — 54,231
3-mo. CD_KSDA Quarterly 3.33% Quarterly N/A 09/20/26 KRW 39,807,024 169,040 — 169,040
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 39,812,996 212,056 — 212,056
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 36,354,228 188,774 — 188,774
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 39,812,996 210,009 — 210,009
0.65% At Termination 1-day TONAR At Termination 10/08/25
(a)
10/08/26 JPY 13,315,000 (172,614) — (172,614)
0.64% At Termination 1-day TONAR At Termination 10/08/25
(a)
10/08/26 JPY 13,315,000 (157,154) — (157,154)
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 397,482 3,938,742 — 3,938,742
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 794,377 8,180,542 — 8,180,542
3.92% Annual 1-day SOFR Annual 11/22/24
(a)
11/22/26 USD 896,273 (10,761,529) — (10,761,529)
3.69% Annual 1-day SOFR Annual 12/02/24
(a)
12/02/26 USD 861,910 (6,876,035) — (6,876,035)
3.37% Annual 1-day SOFR Annual 12/17/24
(a)
12/17/26 USD 429,888 (1,038,692) — (1,038,692)
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 (475,414) — (475,414)
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 200,466 1,140,710 — 1,140,710
1-day SONIA At Termination 3.45% At Termination 03/16/26
(a)
03/16/27 GBP 98,090 557,345 113,312 444,033
3-mo. CD_KSDA Quarterly 3.66% Quarterly 03/20/24
(a)
03/20/27 KRW 280,907,775 4,032,528 — 4,032,528
28-day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 (3,554,266) — (3,554,266)
0.67% Annual 1-day TONAR Annual 09/22/25
(a)
09/22/27 JPY 22,036,000 (434,626) — (434,626)
0.71% Annual 1-day TONAR Annual 09/29/25
(a)
09/29/27 JPY 21,524,000 (516,089) — (516,089)
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 4,149,561 — 4,149,561
1-day SONIA At Termination 4.11% At Termination 10/13/26
(a)
10/13/27 GBP 1,772,630 24,053,201 (203,022) 24,256,223
1-day SONIA At Termination 4.39% At Termination 10/20/26
(a)
10/20/27 GBP 398,020 6,649,149 (917) 6,650,066
1-day SONIA At Termination 4.40% At Termination 10/20/26
(a)
10/20/27 GBP 398,030 6,684,919 528 6,684,391
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 143,045 516,003 — 516,003
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 206,848 4,095,211 — 4,095,211
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 98,149 1,449,031 — 1,449,031
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 98,149 1,501,848 — 1,501,848
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 196,299 3,126,936 — 3,126,936
1-day SOFR Annual 4.07% Annual 11/03/25
(a)
11/03/27 USD 400,330 6,988,863 — 6,988,863
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 405,709 5,558,777 — 5,558,777
1-day SOFR Annual 3.91% Annual 11/10/25
(a)
11/10/27 USD 410,897 5,944,340 — 5,944,340
1-day SONIA Annual 3.72% Annual 11/17/25
(a)
11/17/27 GBP 325,130 5,761,029 — 5,761,029
1-day SONIA At Termination 3.75% At Termination 11/23/26
(a)
11/23/27 GBP 347,180 3,337,919 (300,776) 3,638,695
1-day SONIA At Termination 3.86% At Termination 11/27/26
(a)
11/27/27 GBP 472,100 5,121,871 55,130 5,066,741
1-day SONIA At Termination 3.70% At Termination 12/01/26
(a)
12/01/27 GBP 120,710 1,093,754 14,642 1,079,112
1-day SONIA At Termination 3.18% At Termination 01/26/27
(a)
01/26/28 GBP 101,220 329,594 2,991 326,603
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 694,015 2,307,105 — 2,307,105
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 48,910 (2,797,316) — (2,797,316)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 8,832,170 — 8,832,170
6-mo. EURIBOR Semi-Annual 3.15% Annual N/A 07/21/28 EUR 47,475 1,386,302 — 1,386,302
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 1,983,412 2,154,094 — 2,154,094
1-day SONIA Annual 4.72% Annual N/A 10/18/28 GBP 7,090 505,733 — 505,733
28-day MXIBTIIE Monthly 9.69% Monthly N/A 10/25/28 MXN 818,884 2,071,632 — 2,071,632
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 8,974,392 — 8,974,392
1-day ESTR Annual 2.71% Annual 11/04/26
(a)
11/04/28 EUR 14,110 215,523 — 215,523
28-day MXIBTIIE Monthly 8.95% Monthly N/A 11/08/28 MXN 789,444 615,857 — 615,857
1-day ESTR Annual 2.65% Annual 11/10/26
(a)
11/10/28 EUR 81,560 1,137,706 — 1,137,706
1-day ESTR Annual 2.69% Annual 11/10/26
(a)
11/10/28 EUR 61,960 913,500 59,191 854,309
1-day SOFR Annual 3.75% Annual 11/10/26
(a)
11/10/28 USD 35,090 358,035 (1,957) 359,992
1-day SOFR Annual 3.92% Annual 11/10/26
(a)
11/10/28 USD 70,230 915,021 — 915,021
1-day SOFR Annual 4.03% Annual 11/10/26
(a)
11/10/28 USD 35,090 529,488 — 529,488
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 4,787,575 — 4,787,575
1-day ESTR Annual 2.56% Annual 11/19/26
(a)
11/19/28 EUR 28,610 343,584 — 343,584
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 4,803,990 — 4,803,990
1-day ESTR Annual 2.57% Annual 11/27/26
(a)
11/27/28 EUR 28,610 346,162 — 346,162
1-day ESTR Annual 2.33% Annual 12/02/26
(a)
12/02/28 EUR 226,050 1,654,724 — 1,654,724
1-day SONIA At Termination 3.47% At Termination 12/06/27
(a)
12/06/28 GBP 67,940 441,355 (17,400) 458,755

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA Annual 4.06% Annual N/A 12/06/28 GBP 8,040 $ 300,484 $ — $ 300,484
1-day SOFR Annual 3.50% Annual 12/08/26
(a)
12/08/28 USD 65,500 369,928 — 369,928
1-day SONIA Annual 4.02% Annual N/A 12/08/28 GBP 31,300 1,108,056 — 1,108,056
1-day ESTR Annual 2.23% Annual 12/10/26
(a)
12/10/28 EUR 341,490 1,767,203 — 1,767,203
1-day SOFR Annual 3.47% Annual 12/10/26
(a)
12/10/28 USD 68,450 352,342 — 352,342
1-day SONIA Annual 4.09% Annual N/A 12/11/28 GBP 16,320 644,430 — 644,430
1-day SONIA Annual 3.68% Annual N/A 12/14/28 GBP 122,882 1,979,821 (5,803) 1,985,624
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 548,828 — 548,828
1-day SOFR Annual 3.56% Annual 12/15/26
(a)
12/15/28 USD 35,690 238,478 — 238,478
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 8,805,855 455,371 8,350,484
1-day THOR Quarterly 2.60% Quarterly 03/20/24
(a)
03/20/29 THB 681,310 290,696 — 290,696
1-day THOR Quarterly 2.71% Quarterly 03/20/24
(a)
03/20/29 THB 681,310 389,209 — 389,209
3-mo. CD_KSDA Quarterly 3.79% Quarterly 03/20/24
(a)
03/20/29 KRW 350,265,310 10,637,858 — 10,637,858
1-day SOFR Annual 3.33% Annual 06/17/24
(a)
06/17/29 USD 21,760 (9,695) — (9,695)
1-day SOFR Annual 3.36% Annual 06/17/24
(a)
06/17/29 USD 16,320 16,090 — 16,090
1-day SOFR Annual 3.41% Annual 06/17/24
(a)
06/17/29 USD 32,640 98,615 — 98,615
1-day SOFR Annual 3.42% Annual 06/17/24
(a)
06/17/29 USD 12,240 46,015 — 46,015
1-day SOFR Annual 3.44% Annual 06/17/24
(a)
06/17/29 USD 16,320 71,939 — 71,939
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 31,529,189 — 31,529,189
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 3,481,109 — 3,481,109
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 4,807,877 — 4,807,877
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 3,734,549 — 3,734,549
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 4,386,081 — 4,386,081
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 4,283,779 — 4,283,779
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (1,197,391) — (1,197,391)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (963,396) — (963,396)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (9,086,625) — (9,086,625)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (12,338,129) — (12,338,129)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (11,471,153) — (11,471,153)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (18,856,267) — (18,856,267)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (5,560,506) — (5,560,506)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 343,937 — 343,937
6-mo. BBR Semi-Annual 4.15% Semi-Annual N/A 02/09/33 AUD 33,640 (28,174) — (28,174)
4.25% Semi-Annual 3-mo. BBR Quarterly N/A 02/10/33 NZD 37,290 (435,655) — (435,655)
6-mo. EURIBOR Semi-Annual 2.96% Annual N/A 03/31/33 EUR 27,350 1,557,482 3,461 1,554,021
1.91% Annual 1-day SARON Annual N/A 03/31/33 CHF 24,490 (2,039,585) 23,497 (2,063,082)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (2,676,619) — (2,676,619)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 3,817,226 — 3,817,226
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 3,460,993 — 3,460,993
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 550,000 1,598,418 — 1,598,418
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 275,000 800,194 — 800,194
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 275,000 821,370 — 821,370
1-day TONAR Annual 1.33% Annual 09/21/28
(a)
09/21/33 JPY 9,246,000 294,300 — 294,300
1-day TONAR Annual 1.34% Annual 09/28/28
(a)
09/28/33 JPY 9,070,000 311,347 — 311,347
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 8,309,204 — 8,309,204
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 (817,849) — (817,849)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (18,274,661) — (18,274,661)
1-day ESTR Annual 3.11% Annual 11/02/28
(a)
11/02/33 EUR 26,110 884,706 601 884,105
1-day ESTR Annual 3.28% Annual 11/02/28
(a)
11/02/33 EUR 1,850 77,580 — 77,580
1-day ESTR Annual 3.13% Annual 11/08/28
(a)
11/08/33 EUR 48,290 1,671,628 — 1,671,628
1-day ESTR Annual 2.93% Annual 11/14/28
(a)
11/14/33 EUR 53,030 1,328,406 — 1,328,406
1-day ESTR Annual 3.09% Annual 11/14/28
(a)
11/14/33 EUR 52,240 1,717,092 — 1,717,092
1-day ESTR Annual 2.73% Annual 12/07/28
(a)
12/07/33 EUR 10,540 163,334 22,088 141,246
3.82% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/34 KRW 43,803,460 (2,544,515) — (2,544,515)
3.62% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/34 KRW 48,004,000 (2,150,604) — (2,150,604)
3.81% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/34 KRW 48,004,000 (2,775,335) — (2,775,335)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 (424,503) — (424,503)
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 2,527,586 (41,226) 2,568,812
3.99% Annual 1-day SONIA Annual 11/29/33
(a)
11/29/43 GBP 135,490 (4,385,507) — (4,385,507)
3.93% Annual 1-day SONIA Annual 12/06/33
(a)
12/06/43 GBP 2,010 (54,955) 570 (55,525)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.81% Annual 1-day SONIA Annual 12/06/33
(a)
12/06/43 GBP 4,060 $ (74,531) $ 495 $ (75,026)
3.81% Annual 1-day SONIA Annual 12/07/33
(a)
12/07/43 GBP 60,650 (1,120,862) 143,566 (1,264,428)
3.83% Annual 1-day SONIA Annual 12/12/33
(a)
12/12/43 GBP 31,130 (613,288) — (613,288)
3.83% Annual 1-day SONIA Annual 12/12/33
(a)
12/12/43 GBP 94,500 (1,879,845) 51,179 (1,931,024)
3.73% Annual 1-day SONIA Annual 12/14/33
(a)
12/14/43 GBP 116,040 (1,407,878) (594,405) (813,473)
3.69% Annual 1-day SONIA Annual 12/15/33
(a)
12/15/43 GBP 93,060 (851,817) — (851,817)
3.65% Annual 1-day SOFR Annual 12/16/33
(a)
12/16/43 USD 49,605 (419,270) — (419,270)
3.55% Annual 1-day SONIA Annual 12/19/33
(a)
12/19/43 GBP 10,720 19,392 (22,088) 41,480
3.48% Annual 1-day SONIA Annual 12/20/33
(a)
12/20/43 GBP 49,215 340,803 88,524 252,279
3.45% Annual 1-day SOFR Annual 12/22/33
(a)
12/22/43 USD 15,195 52,638 2,558 50,080
3.44% Annual 1-day SOFR Annual 12/22/33
(a)
12/22/43 USD 14,585 58,325 2,537 55,788
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 7,543,702 (856,105) 8,399,807
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 13,431,558 (1,533,896) 14,965,454
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 7,970,225 (777,975) 8,748,200
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 4,538,650 (446,159) 4,984,809
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 4,684,748 (460,495) 5,145,243
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 1,887,050 (788,035) 2,675,085
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 7,213,943 (3,241,737) 10,455,680
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 2,237,607 (1,012,176) 3,249,783
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 19,045,395 (8,133,503) 27,178,898
1-day SARON Annual 1.86% Annual N/A 03/31/53 CHF 9,960 2,181,382 (25,556) 2,206,938
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/31/53 EUR 11,160 (525,516) (3,695) (521,821)
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 12,265,546 — 12,265,546
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 (5,749,083) — (5,749,083)
2.96% Annual 1-day ESTR Annual 11/04/33
(a)
11/04/53 EUR 780 (73,050) — (73,050)
2.90% Annual 1-day ESTR Annual 11/08/33
(a)
11/08/53 EUR 10,930 (930,886) — (930,886)
3.86% Annual 1-day SOFR Annual 11/08/33
(a)
11/08/53 USD 12,830 (876,106) — (876,106)
2.91% Annual 1-day ESTR Annual 11/09/33
(a)
11/09/53 EUR 10,070 (870,195) (125,619) (744,576)
3.75% Annual 1-day SOFR Annual 11/10/33
(a)
11/10/53 USD 6,330 (361,411) 3,029 (364,440)
3.87% Annual 1-day SOFR Annual 11/10/33
(a)
11/10/53 USD 6,340 (443,000) — (443,000)
2.72% Annual 1-day ESTR Annual 11/21/33
(a)
11/21/53 EUR 3,540 (210,292) — (210,292)
2.67% Annual 1-day ESTR Annual 11/28/33
(a)
11/27/53 EUR 3,540 (186,358) — (186,358)
2.59% Annual 1-day ESTR Annual 12/02/33
(a)
12/02/53 EUR 34,180 (1,429,497) — (1,429,497)
3.50% Annual 1-day SOFR Annual 12/08/33
(a)
12/08/53 USD 8,730 (274,718) — (274,718)
2.40% Annual 1-day ESTR Annual 12/12/33
(a)
12/12/53 EUR 48,610 (782,517) — (782,517)
3.43% Annual 1-day SOFR Annual 12/12/33
(a)
12/12/53 USD 11,060 (274,503) — (274,503)
3.47% Annual 1-day SOFR Annual 12/13/33
(a)
12/13/53 USD 6,270 (181,346) — (181,346)
$ 137,001,102 $ (16,279,401) $ 153,280,503
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 $ 484,751 $ — $ 484,751
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/06/33 USD 17,305 (86,678) — (86,678)
$ 398,073 $ — $ 398,073

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Beazer Homes USA, Inc. .... 5.00 % Quarterly Barclays Bank plc 06/20/24 USD 2,265 $ (52,477) $ (14,194) $ (38,283)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (57,923) (13,833) (44,090)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (57,923) (14,928) (42,995)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 2,370 7,543 72,469 (64,926)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 750 2,387 23,587 (21,200)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 4,956 27,553 (22,597)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 1,160 5,749 27,014 (21,265)
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (57,531) (2,742) (54,789)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (64,529) (9,452) (55,077)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (54,380) (3,135) (51,245)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (63,718) (9,315) (54,403)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (63,718) (9,315) (54,403)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (23,169) (1,293) (21,876)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,925 (2,450) 17,232 (19,682)
American Airlines Group, Inc. .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,000 (29,099) (11,320) (17,779)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (61,692) 24,443 (86,135)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (122,834) 48,233 (171,067)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (35,065) (18,439) (16,626)
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (87,478) (27,261) (60,217)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (69,721) (38,687) (31,034)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 (55,845) 37,318 (93,163)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 (92,260) 61,653 (153,913)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 (129,166) 86,315 (215,481)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (92,282) 62,864 (155,146)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (92,282) 62,864 (155,146)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 (92,275) 62,859 (155,134)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (49,265) (27,875) (21,390)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (73,897) (41,807) (32,090)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (240,618) 159,676 (400,294)
Electricite de France SA ..... 1.00 Quarterly Citibank NA 06/20/25 EUR 11,330 (108,574) (33,758) (74,816)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (626) 71,372 (71,998)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 1,625 59,888 209,266 (149,378)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,000 73,709 307,615 (233,906)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (12,139) 37,702 (49,841)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (10,303) 24,356 (34,659)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (43,863) 106,035 (149,898)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (23,285) 27,012 (50,297)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (30,910) 65,645 (96,555)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (23,285) 25,124 (48,409)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,110 (161,795) (125,103) (36,692)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (34,305) 23,412 (57,717)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (34,305) 23,412 (57,717)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 2,139 (45,832) 29,291 (75,123)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (49,693) 33,061 (82,754)
INEOS Group Holdings SA ... 5.00 Quarterly BNP Paribas SA 12/20/27 EUR 1,202 (153,442) (102,429) (51,013)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,600 111,609 357,683 (246,074)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 1,620 309,799 343,842 (34,043)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 196,971 212,733 (15,762)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 650 124,302 141,304 (17,002)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 980 187,409 219,262 (31,853)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,215 232,349 358,974 (126,625)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 196,971 212,852 (15,881)
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 527,805 772,660 (244,855)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (112,710) 92,639 (205,349)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (70,773) 58,280 (129,053)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 5,600 90,541 352,838 (262,297)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 5,349 86,483 306,961 (220,478)
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 1,050 61,123 97,340 (36,217)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 101,872 162,812 (60,940)
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 5,430 859,056 1,097,828 (238,772)
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 2,797 442,501 424,548 17,953
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 4,980 787,864 755,896 31,968

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Caterpillar, Inc. ........... 1.00 % Quarterly Citibank NA 06/20/28 USD 11,800 $ (341,872) $ (267,141) $ (74,731)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (61,350) 166,734 (228,084)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,536 (22,812) 76,272 (99,084)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (53,806) 194,313 (248,119)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (442,567) 952,748 (1,395,315)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (51,786) 166,283 (218,069)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 111,511 1,339,119 (1,227,608)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 21,779 169,397 (147,618)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 65,337 508,192 (442,855)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 24,395 200,389 (175,994)
Intrum AB ............... 5.00 Quarterly Goldman Sachs International 06/20/28 EUR 626 93,492 123,159 (29,667)
Intrum AB ............... 5.00 Quarterly HSBC Bank plc 06/20/28 EUR 626 93,492 124,824 (31,332)
Intrum AB ............... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,459 217,900 309,545 (91,645)
Novafives SAS ........... 5.00 Quarterly Goldman Sachs International 06/20/28 EUR 1,620 (78,510) 49,938 (128,448)
Novafives SAS ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 2,727 (132,159) 119,639 (251,798)
Novafives SAS ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 EUR 1,080 (52,340) 13,887 (66,227)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,500 124,819 218,154 (93,335)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,785 131,287 229,458 (98,171)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/28 USD 1,420 305,791 458,486 (152,695)
Aegon Ltd. .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 6,610 (121,684) (61,908) (59,776)
ArcelorMittal SA ........... 5.00 Quarterly Barclays Bank plc 12/20/28 EUR 20,060 (3,340,179) (3,061,173) (279,006)
AT&T, Inc. ............... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 42,310 (411,982) 185,258 (597,240)
AutoZone, Inc. ............ 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 37,732 (1,080,253) (1,069,230) (11,023)
Barclays plc ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 7,390 160,962 315,271 (154,309)
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 21,900 (556,492) (396,279) (160,213)
BMW Finance NV ......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 EUR 21,800 (550,356) (378,094) (172,262)
Centrica plc ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 9,790 (212,052) (114,627) (97,425)
Comcast Corp. ........... 1.00 Quarterly Goldman Sachs International 12/20/28 USD 49,710 (1,259,533) (987,948) (271,585)
Commerzbank AG ......... 1.00 Quarterly Citibank NA 12/20/28 EUR 10,630 459,783 754,955 (295,172)
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 12/20/28 USD 18,866 (313,368) (293,645) (19,723)
CVS Health Corp. ......... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 79,566 (1,810,393) (1,010,611) (799,782)
CVS Health Corp. ......... 1.00 Quarterly Citibank NA 12/20/28 USD 49,780 (1,132,666) (757,769) (374,897)
CVS Health Corp. ......... 1.00 Quarterly Goldman Sachs International 12/20/28 USD 37,732 (858,533) (774,869) (83,664)
CVS Health Corp. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 51,834 (1,179,409) (742,752) (436,657)
Dow Chemical Co. (The) ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 37,732 (617,898) (563,307) (54,591)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (165,543) (132,954) (32,589)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 18,790 (413,858) (229,878) (183,980)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 25,130 (553,510) (493,523) (59,987)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (165,543) (91,628) (73,915)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 23,193 (510,849) (139,777) (371,072)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (165,543) (68,307) (97,236)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (165,543) (61,751) (103,792)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 18,790 (413,858) (270,448) (143,410)
DSM BV ................ 1.00 Quarterly Barclays Bank plc 12/20/28 EUR 12,000 (503,085) (447,218) (55,867)
eG Global Finance plc ...... 5.00 Quarterly Deutsche Bank AG 12/20/28 EUR 3,996 103,257 161,639 (58,382)
Eni SpA ................ 1.00 Quarterly Barclays Bank plc 12/20/28 EUR 19,950 (484,453) (292,783) (191,670)
Exelon Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/28 USD 11,129 (315,791) (243,034) (72,757)
Exelon Corp. ............. 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 14,839 (421,054) (305,229) (115,825)
Exelon Corp. ............. 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 37,070 (1,051,857) (763,840) (288,017)
Exelon Corp. ............. 1.00 Quarterly Goldman Sachs International 12/20/28 USD 21,013 (596,234) (430,808) (165,426)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 12/20/28 USD 68,522 939,581 2,809,595 (1,870,014)
Gap, Inc. (The) ........... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 142,926 307,162 (164,236)
General Motors Co. ........ 5.00 Quarterly Goldman Sachs International 12/20/28 USD 13,789 (2,162,184) (1,693,266) (468,918)
HSBC Holdings plc ........ 1.00 Quarterly BNP Paribas SA 12/20/28 EUR 19,000 (390,058) (108,807) (281,251)
HSBC Holdings plc ........ 1.00 Quarterly BNP Paribas SA 12/20/28 EUR 24,790 (508,923) (203,506) (305,417)
ING Groep NV ............ 1.00 Quarterly Bank of America NA 12/20/28 EUR 16,550 72,080 265,002 (192,922)
Lennar Corp. ............. 5.00 Quarterly Barclays Bank plc 12/20/28 USD 14,374 (2,719,552) (2,646,192) (73,360)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lennar Corp. ............. 5.00 % Quarterly Barclays Bank plc 12/20/28 USD 7,516 $ (1,422,003) $ (1,263,995) $ (158,008)
Lennar Corp. ............. 5.00 Quarterly Barclays Bank plc 12/20/28 USD 20,504 (3,879,394) (3,267,538) (611,856)
Lennar Corp. ............. 5.00 Quarterly Barclays Bank plc 12/20/28 USD 3,758 (711,001) (673,173) (37,828)
Lennar Corp. ............. 5.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (1,422,003) (1,211,786) (210,217)
Lennar Corp. ............. 5.00 Quarterly Barclays Bank plc 12/20/28 USD 18,790 (3,555,007) (3,189,987) (365,020)
Lennar Corp. ............. 5.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (1,422,003) (1,305,023) (116,980)
Lennar Corp. ............. 5.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (1,422,003) (1,222,874) (199,129)
Lennar Corp. ............. 5.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (1,422,003) (1,360,292) (61,711)
Lennar Corp. ............. 5.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (1,422,003) (1,346,347) (75,656)
Lincoln National Corp. ...... 1.00 Quarterly Bank of America NA 12/20/28 USD 83,390 2,359,610 4,446,188 (2,086,578)
Lincoln National Corp. ...... 1.00 Quarterly Bank of America NA 12/20/28 USD 15,063 426,214 943,985 (517,771)
Lincoln National Corp. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 54,290 1,536,194 3,071,804 (1,535,610)
Lincoln National Corp. ...... 1.00 Quarterly Goldman Sachs International 12/20/28 USD 7,531 213,107 457,682 (244,575)
Lincoln National Corp. ...... 1.00 Quarterly Goldman Sachs International 12/20/28 USD 7,529 213,041 472,131 (259,090)
Lloyds Banking Group plc .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 9,000 (159,020) 6,300 (165,320)
Lowe's Cos., Inc. .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 37,732 (1,022,187) (949,510) (72,677)
Mediobanca Banca di Credito
Finanziario SpA ......... 1.00 Quarterly Goldman Sachs International 12/20/28 EUR 15,000 429,843 910,704 (480,861)
MetLife, Inc. ............. 1.00 Quarterly Bank of America NA 12/20/28 USD 14,550 (172,066) (56,498) (115,568)
MetLife, Inc. ............. 1.00 Quarterly BNP Paribas SA 12/20/28 USD 11,640 (137,653) (45,196) (92,457)
MetLife, Inc. ............. 1.00 Quarterly Citibank NA 12/20/28 USD 5,820 (68,826) (25,073) (43,753)
MetLife, Inc. ............. 1.00 Quarterly Citibank NA 12/20/28 USD 5,820 (68,826) (25,073) (43,753)
MetLife, Inc. ............. 1.00 Quarterly Citibank NA 12/20/28 USD 51,720 (611,647) (375,231) (236,416)
Novafives SAS ........... 5.00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,660 (72,092) 11,512 (83,604)
Picard Bondco SA ......... 5.00 Quarterly Deutsche Bank AG 12/20/28 EUR 2,715 (134,878) (33,599) (101,279)
Prudential Financial, Inc. ..... 1.00 Quarterly Bank of America NA 12/20/28 USD 14,529 (169,436) (56,417) (113,019)
Prudential Financial, Inc. ..... 1.00 Quarterly Bank of America NA 12/20/28 USD 13,368 (155,899) — (155,899)
Prudential Financial, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 51,680 (602,696) (161,639) (441,057)
Prudential Financial, Inc. ..... 1.00 Quarterly Citibank NA 12/20/28 USD 5,812 (67,774) (17,504) (50,270)
Prudential Financial, Inc. ..... 1.00 Quarterly Citibank NA 12/20/28 USD 5,812 (67,774) (22,524) (45,250)
PulteGroup, Inc. .......... 5.00 Quarterly Barclays Bank plc 12/20/28 USD 20,450 (3,863,235) (3,308,993) (554,242)
PulteGroup, Inc. .......... 5.00 Quarterly Barclays Bank plc 12/20/28 USD 18,790 (3,549,541) (3,218,184) (331,357)
PulteGroup, Inc. .......... 5.00 Quarterly Barclays Bank plc 12/20/28 USD 12,777 (2,413,688) (2,371,970) (41,718)
PulteGroup, Inc. .......... 5.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (1,419,816) (1,241,398) (178,418)
PulteGroup, Inc. .......... 5.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (1,419,816) (1,350,160) (69,656)
PulteGroup, Inc. .......... 5.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (1,419,816) (1,312,554) (107,262)
PulteGroup, Inc. .......... 5.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (1,419,816) (1,230,266) (189,550)
PulteGroup, Inc. .......... 5.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (1,419,816) (1,275,218) (144,598)
Republic of Colombia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 41,802 1,020,192 2,010,858 (990,666)
Republic of Panama ........ 1.00 Quarterly Barclays Bank plc 12/20/28 USD 1,750 47,844 54,961 (7,117)
Republic of Panama ........ 1.00 Quarterly Goldman Sachs International 12/20/28 USD 1,675 45,793 56,176 (10,383)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 15,726 711,444 1,217,052 (505,608)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 12,580 569,155 983,195 (414,040)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 14,224 643,515 1,106,251 (462,736)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 12,900 (46,431) 98,777 (145,208)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 9,150 (1,784,233) (1,512,392) (271,841)
Stena AB ............... 5.00 Quarterly Deutsche Bank AG 12/20/28 EUR 2,200 (278,250) (248,974) (29,276)
Stena AB ............... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 EUR 1,650 (208,688) (166,389) (42,299)
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 12/20/28 EUR 35,300 (1,310,322) (1,136,622) (173,700)
Syensqo SA ............. 1.00 Quarterly BNP Paribas SA 12/20/28 EUR 23,141 (517,490) (215,398) (302,092)
Syensqo SA ............. 1.00 Quarterly Goldman Sachs International 12/20/28 EUR 26,529 (593,255) (291,088) (302,167)
Tesco plc ............... 1.00 Quarterly Goldman Sachs International 12/20/28 EUR 23,400 (486,426) (324,231) (162,195)
Toll Brothers Finance Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 25,483 (49,366) 251,191 (300,557)
Toll Brothers Finance Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 18,790 (36,399) 200,845 (237,244)
Toll Brothers Finance Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 18,790 (36,399) 184,240 (220,639)
Toll Brothers Finance Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (14,560) 123,784 (138,344)
Toll Brothers Finance Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 24,221 (46,921) 487,942 (534,863)
Toll Brothers Finance Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (14,560) 86,387 (100,947)
Toll Brothers Finance Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 7,516 (14,560) 136,257 (150,817)
Toll Brothers Finance Corp. ... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 11,274 (21,840) 141,434 (163,274)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/28 USD 18,866 (255,529) (242,714) (12,815)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/28 USD 7,546 (102,212) (90,788) (11,424)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UniCredit SpA ............ 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 10,030 $ 335,590 $ 542,676 $ (207,086)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 58,261 (322,875) 456,845 (779,720)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 16,300 (90,332) 150,843 (241,175)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 16,300 (90,332) 168,244 (258,576)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 16,303 (90,349) 168,275 (258,624)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 15,811 (87,622) 159,823 (247,445)
United Mexican States ...... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 13,043 (72,284) 129,063 (201,347)
Volkswagen International
Finance NV ........... 1.00 Quarterly Barclays Bank plc 12/20/28 EUR 12,070 8,882 87,869 (78,987)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 410 35,906 49,457 (13,551)
Xerox Corp. ............. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 810 70,935 97,706 (26,771)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 14 (8) 156 (164)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,945 (3,824) 86,678 (90,502)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,086 (4,452) 84,237 (88,689)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 849,714 149,261 700,453
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 254,042 104,158 149,884
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 292,078 83,876 208,202
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 247,935 71,200 176,735
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 10 (1) (911) 910
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 22 (1) (10,825) 10,824
$ – $ – $ –
$ (54,969,821) $ (17,770,265) $ (37,199,556)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/24 CCC+ EUR 1,117 $ (128,046) $ (88,691) $ (39,355)
Bank of America Corp. .. 1.00 Quarterly Deutsche Bank AG 12/20/24 A- USD 74,356 445,735 282,685 163,050
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 74,356 477,000 353,716 123,284
Morgan Stanley ....... 1.00 Quarterly Deutsche Bank AG 12/20/24 A- USD 74,356 508,941 375,054 133,887
Verizon Communications,
Inc. ............. 1.00 Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 103,066 571,339 275,218 296,121
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 5,430 (175,011) (332,408) 157,397
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 148,197 121,112 27,085
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,850 191,983 152,562 39,421
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,033 69,608 57,139 12,469
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,400 161,669 115,810 45,859
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 231,756 201,911 29,845
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 5,593 (324,777) (93,793) (230,984)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 139,185 137,072 2,113
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 231,976 228,344 3,632
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 223,510 210,361 13,149
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 139,185 138,233 952
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 76,049 59,931 16,118
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 4,408 323,968 153,683 170,285
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 310 31,950 15,492 16,458
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 410 42,256 52,434 (10,178)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Intrum AB ........... 5.00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB EUR 2,520 $ (289,862) $ 384,999 $ (674,861)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 3,940 508,465 60,489 447,976
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 110 14,256 2,425 11,831
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/27 NR EUR 1,474 190,260 (37,221) 227,481
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 612 78,999 15,849 63,150
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 575 74,259 14,898 59,361
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 163 21,007 4,134 16,873
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 2,104 271,526 161,174 110,352
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 4,295 554,265 761,096 (206,831)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 631 (123,209) (115,591) (7,618)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 3,750 (732,721) (671,579) (61,142)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 1,309 (255,769) (234,426) (21,343)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 1,065 (208,165) (190,794) (17,371)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 379 (74,059) (67,879) (6,180)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 1,088 (212,613) (200,603) (12,010)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 309 (60,403) (56,991) (3,412)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 647 (126,408) (117,552) (8,856)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 225 (43,973) (40,846) (3,127)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 469 (91,654) (85,135) (6,519)
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 NR EUR 285 39,570 (8,101) 47,671
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 3,100 430,407 (66,656) 497,063
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 958 133,010 192,994 (59,984)
HCA, Inc. ........... 5.00 Quarterly Citibank NA 12/20/27 BBB- USD 1,985 316,531 248,025 68,506
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 06/20/28 BBB- USD 2,975 517,622 443,710 73,912
Tenet Healthcare Corp. .. 5.00 Quarterly BNP Paribas SA 06/20/28 B- USD 2,675 281,479 227,350 54,129
Bank of America Corp. .. 1.00 Quarterly
Goldman Sachs
International 12/20/28 A- USD 15,000 211,961 (32,084) 244,045
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 12/20/28 BBB- USD 7,448 969,013 721,935 247,078
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 12/20/28 BBB- USD 2,715 353,238 284,412 68,826
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 12/20/28 BBB- USD 10,078 1,311,269 968,150 343,119
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 12/20/28 BBB- USD 14,896 1,938,027 1,467,769 470,258
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 12/20/28 BBB- USD 29,791 3,876,053 2,876,019 1,000,034
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 12/20/28 BBB- USD 22,344 2,907,040 2,266,172 640,868
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 12/20/28 BBB- USD 14,896 1,938,027 1,450,418 487,609
Ford Motor Co. ....... 5.00 Quarterly
Goldman Sachs
International 12/20/28 BBB- USD 13,789 1,794,034 1,338,929 455,105
Ford Motor Co. ....... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/28 BBB- USD 18,620 2,422,533 1,878,605 543,928
Ford Motor Co. ....... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/28 BBB- USD 11,172 1,453,520 1,136,599 316,921
Ford Motor Co. ....... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/28 BBB- USD 18,620 2,422,533 1,914,924 507,609
Macy's Retail Holdings LLC 1.00 Quarterly Bank of America NA 12/20/28 BB+ USD 990 (121,432) (119,871) (1,561)
Macy's Retail Holdings LLC 1.00 Quarterly BNP Paribas SA 12/20/28 BB+ USD 990 (121,432) (100,933) (20,499)
National Grid plc ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 BBB EUR 9,790 224,135 114,627 109,508
Stellantis NV ......... 5.00 Quarterly Barclays Bank plc 12/20/28 BBB+ EUR 9,160 1,786,183 1,418,132 368,051
Stellantis NV ......... 5.00 Quarterly Barclays Bank plc 12/20/28 BBB+ EUR 4,580 893,091 709,066 184,025
Teck Resources Ltd. .... 5.00 Quarterly Citibank NA 12/20/28 BBB- USD 28,419 4,847,042 4,290,366 556,676

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Tenet Healthcare Corp. .. 5.00 % Quarterly
Goldman Sachs
International 12/20/28 B- USD 1,985 $ 212,863 $ 99,270 $ 113,593
Tenet Healthcare Corp. .. 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/28 B- USD 1,975 211,791 123,523 88,268
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (350,535) (55,986) (294,549)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,503 (331,256) (61,132) (270,124)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (350,535) (64,922) (285,613)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,578 (275,398) (3,478) (271,920)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 579 (101,023) (1,537) (99,486)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,392 (242,875) (138,933) (103,942)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,360 (237,292) (280,573) 43,281
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 960 (167,500) (102,295) (65,205)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,674 (292,078) (153,599) (138,479)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 664 (115,854) (1,766) (114,088)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (418,750) 2,291 (421,041)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (285,273) (395,323) 110,050
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (64,659) (20,217) (44,442)
CMBX.NA.14.BBB- .... 3.00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 2,431 (478,097) (402,443) (75,654)
$ 30,417,657 $ 24,165,749 $ 6,251,908
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 1,379,473 $ 5,719 $ — $ 5,719
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 818,625 3,394 — 3,394
1-day
BZDIOVER At Termination 11.07% At Termination Barclays Bank plc 01/02/25 BRL 400,518 622,537 — 622,537
1-day
BZDIOVER At Termination 11.87% At Termination Bank of America NA 01/02/25 BRL 274,843 630,843 — 630,843
1-day
BZDIOVER At Termination 12.78% At Termination
Morgan Stanley & Co.
International plc 01/02/25 BRL 1,126,055 5,821,332 — 5,821,332
1-day
BZDIOVER At Termination 13.13% At Termination Bank of America NA 01/02/25 BRL 27,073 176,460 — 176,460
1-day
BZDIOVER At Termination 13.15% At Termination Bank of America NA 01/02/25 BRL 563,780 3,730,849 — 3,730,849
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 294,168 1,981,683 — 1,981,683
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 154,749 1,067,204 — 1,067,204

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.32% At Termination Bank of America NA 01/02/25 BRL 562,555 $ 4,103,914 $ — $ 4,103,914
10.18% At Termination 1-day IBR At Termination Citibank NA 06/20/25 COP 66,736,881 (59,095) — (59,095)
10.18% At Termination 1-day IBR At Termination Citibank NA 06/20/25 COP 206,711,111 (183,042) — (183,042)
8.62% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 11/05/25 COP 368,616,006 (1,088,138) — (1,088,138)
1-day
BZDIOVER At Termination 10.11% At Termination
Goldman Sachs
International 01/02/26 BRL 99,060 51,327 — 51,327
1-day
BZDIOVER At Termination 10.58% At Termination Citibank NA 01/02/26 BRL 432,104 1,525,043 — 1,525,043
1-day
BZDIOVER At Termination 11.27% At Termination BNP Paribas SA 01/02/26 BRL 43,704 212,305 — 212,305
1-day
BZDIOVER At Termination 11.56% At Termination Barclays Bank plc 01/02/26 BRL 36,162 225,928 — 225,928
1-day
BZDIOVER At Termination 11.75% At Termination Citibank NA 01/02/26 BRL 265,757 1,917,892 — 1,917,892
1-day
BZDIOVER At Termination 11.76% At Termination Citibank NA 01/02/26 BRL 15,056 110,141 — 110,141
1-day
BZDIOVER At Termination 11.78% At Termination JPMorgan Chase Bank NA 01/02/26 BRL 15,719 116,357 — 116,357
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA 01/02/26 BRL 281,977 2,127,945 — 2,127,945
1-day
BZDIOVER At Termination 11.82% At Termination Barclays Bank plc 01/02/26 BRL 43,187 330,899 — 330,899
1-day
BZDIOVER At Termination 11.83% At Termination
Morgan Stanley & Co.
International plc 01/02/26 BRL 27,644 213,406 — 213,406
1-day
BZDIOVER At Termination 9.98% At Termination HSBC Bank plc 01/02/26 BRL 316,178 (9,320) — (9,320)
28-day
MXIBTIIE Monthly 6.02% Monthly Citibank NA 03/24/26 MXN 969,089 (4,283,169) — (4,283,169)
7.64% Monthly
28-day
MXIBTIIE Monthly UBS AG 11/18/26 MXN 517,782 1,204,341 — 1,204,341
7.71% Monthly
28-day
MXIBTIIE Monthly BNP Paribas SA 11/19/26 MXN 1,002,958 2,220,340 — 2,220,340
1-day
BZDIOVER At Termination 10.03% At Termination BNP Paribas SA 01/04/27 BRL 241,046 21,572 — 21,572
1-day
BZDIOVER At Termination 10.03% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 268,512 117,392 — 117,392
1-day
BZDIOVER At Termination 10.10% At Termination Bank of America NA 01/04/27 BRL 256,421 136,006 — 136,006
1-day
BZDIOVER At Termination 10.11% At Termination Bank of America NA 01/04/27 BRL 14,970 11,056 — 11,056
1-day
BZDIOVER At Termination 10.12% At Termination Bank of America NA 01/04/27 BRL 341,681 228,805 — 228,805
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 1,830 1,225 — 1,225
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 327,826 225,234 — 225,234
1-day
BZDIOVER At Termination 10.32% At Termination Barclays Bank plc 01/04/27 BRL 550,947 1,391,236 — 1,391,236
1-day
BZDIOVER At Termination 10.35% At Termination Citibank NA 01/04/27 BRL 296,900 1,109,822 — 1,109,822
1-day
BZDIOVER At Termination 10.43% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 14,970 30,833 — 30,833
1-day
BZDIOVER At Termination 9.94% At Termination BNP Paribas SA 01/04/27 BRL 7,490 (2,178) — (2,178)
1-day
BZDIOVER At Termination 9.95% At Termination Citibank NA 01/04/27 BRL 269,132 (19,062) — (19,062)
1-day
BZDIOVER At Termination 9.97% At Termination Bank of America NA 01/04/27 BRL 276,479 8,491 — 8,491

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 9.99% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 268,801 $ 53,764 $ — $ 53,764
$ 26,091,291 $ — $ 26,091,291
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Barclays Bank plc 01/08/24 USD 100 $ 268,986 $ — $ 268,986
1-day SOFR minus
0.15% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 01/18/24 USD 874 271,062 — 271,062
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 03/15/24 USD 17,924 24,065 — 24,065
1-day SOFR minus
0.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 660 1,105,492 — 1,105,492
1-day SOFR minus
0.13% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 03/15/24 USD 1,372 478,421 — 478,421
1-day SOFR minus
0.13% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 1,854 646,291 — 646,291
1-day SOFR minus
0.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 03/15/24 USD 862 302,829 — 302,829
1-day SOFR minus
0.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/15/24 USD 2,891 1,015,700 — 1,015,700
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/15/24 USD 987 1,471,684 — 1,471,684
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/15/24 USD 660 1,066,843 — 1,066,843
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/15/24 USD 660 1,106,542 — 1,106,542

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series 10
Excess Return
Strategy Quarterly
Goldman Sachs
International 12/06/24 USD 19,313 $ (29,017) $ — $ (29,017)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/20/24 USD 4,951 12,266 — 12,266
$ 7,741,164 $ — $ 7,741,164
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
04/01/24 $ (261,122,013) $ (9,591,256)
(c)
$ (270,426,066) 1.1%
Monthly
Merrill Lynch
International &
Co.
(d)
03/15/28 (465,468,730) (2,940,164)
(e)
(467,077,689) 2.1
$ (12,531,420) $ (737,503,755)
(b) (d)
Range: 15-195 basis points 175 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER) Bank of Canada Overnight Rate Target (CABROVER)
CAD - Overnight Interbank Rate Overnight CHF - Swiss Average Rate O/N (SSARON)
CHF - Swiss Average Rate O/N (SSARON) DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - 28D Mexican Interbank Rate (TIIE) MXN - 28D Mexican Interbank Rate (TIIE)
NOK - Norwegian Overnight Weighted Average (NOWA) NOK - Norwegian Overnight Weighted Average (NOWA)
SEK - TN Stockholm Interbank Offer Rate (STIBOR) SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1D Rand Overnight Interest Rate Fixing
(RAONON)
(b) JPMChase
(c)
Amount includes $(287,203) of net dividends and financing fees.
(d) Merill Lynch
(e)
Amount includes $(1,331,205) of net dividends and financing fees.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date April 1, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Medibank Pvt Ltd. ......... 399,900 $ 970,865 (0.4) %
Transurban Group ......... 246,600 2,304,325 (0.8)
Wesfarmers Ltd. .......... 50,300 1,956,113 (0.7)
5,231,303
Brazil
Telefonica Brasil SA ........ 117,400 1,288,621 (0.5)
Canada
Hydro One Ltd. ........... 47,500 1,423,154 (0.5)
Metro, Inc. .............. 34,800 1,801,390 (0.7)
3,224,544
China
Tencent Holdings Ltd. ...... 33,300 1,257,237 (0.5)
France
AXA SA ................ 67,600 2,207,576 (0.8)
Eurazeo SE ............. 12,600 1,001,879 (0.4)
3,209,455
Japan
Heiwa Corp. ............. 49,400 734,498 (0.3)
Japan Post Insurance Co. Ltd. 66,500 1,180,417 (0.4)
Kamigumi Co. Ltd. ........ 63,100 1,503,715 (0.6)
Mani, Inc. .............. 60,300 910,173 (0.3)
Nippon Shinyaku Co. Ltd. .... 28,200 997,549 (0.4)
NSK Ltd. ............... 317,400 1,715,181 (0.6)
Otsuka Corp. ............ 44,000 1,810,818 (0.7)
Rakus Co. Ltd. ........... 47,400 874,775 (0.3)
Sekisui House Ltd. ........ 91,600 2,030,426 (0.8)
Shiseido Co. Ltd. ......... 45,300 1,365,450 (0.5)
Sojitz Corp. ............. 58,500 1,317,941 (0.5)
Tokyo Electron Ltd. ........ 8,200 1,457,467 (0.5)
15,898,410
Netherlands
ABN AMRO Bank NV, CVA ... 69,300 1,042,167 (0.4)
Koninklijke Vopak NV ...... 24,800 834,607 (0.3)
1,876,774
South Africa
Discovery Ltd. ........... 203,400 1,597,623 (0.6)
South Korea
Hyundai Mobis Co. Ltd. ..... 7,000 1,282,491 (0.5)
KB Financial Group, Inc. .... 25,700 1,072,250 (0.4)
Samsung Securities Co. Ltd. .. 53,500 1,593,778 (0.6)
3,948,519
Sweden
SKF AB, Class B .......... 66,500 1,332,697 (0.5)
Switzerland
Barry Callebaut AG (Registered) 900 1,519,361 (0.6)
DKSH Holding AG ......... 27,200 1,888,687 (0.7)
Novartis AG (Registered) .... 31,500 3,181,830 (1.2)
SGS SA (Registered) ....... 21,000 1,812,947 (0.7)
8,402,825
Taiwan
Acer, Inc. ............... 982,000 1,718,267 (0.6)
Asustek Computer, Inc. ..... 63,000 1,002,656 (0.4)
Shares Value
% of Basket
Value
Taiwan (continued)
Cheng Shin Rubber Industry Co.
Ltd. ................ 807,000 $ 1,179,305 (0.4) %
Quanta Computer, Inc. ...... 104,000 757,164 (0.3)
4,657,392
United Kingdom
Pearson plc ............. 115,700 1,421,135 (0.5)
United States
American Water Works Co., Inc. 15,300 2,019,447 (0.7)
eBay, Inc. .............. 28,500 1,243,170 (0.5)
Healthpeak Properties, Inc. ... 79,000 1,564,200 (0.6)
Invesco Ltd. ............. 56,000 999,040 (0.4)
Kellanova .............. 36,200 2,023,942 (0.7)
Kimberly-Clark Corp. ....... 21,300 2,588,163 (1.0)
Leidos Holdings, Inc. ....... 13,600 1,472,064 (0.5)
Lennar Corp., Class A ...... 6,600 983,664 (0.4)
Mettler-Toledo International, Inc. 1,300 1,576,848 (0.6)
Microsoft Corp. ........... 4,700 1,767,388 (0.6)
T. Rowe Price Group, Inc. .... 12,400 1,335,356 (0.5)
VICI Properties, Inc. ....... 55,600 1,772,528 (0.7)
Walt Disney Co. (The) ...... 10,800 975,132 (0.4)
20,320,942
Total Reference Entity — Long ............ 73,667,477
Reference Entity — Short
Common Stocks
Australia
Aurizon Holdings Ltd. ...... (540,800) (1,400,097) 0.5
CAR Group Ltd. .......... (47,700) (1,010,824) 0.4
Computershare Ltd. ........ (72,000) (1,199,187) 0.4
Endeavour Group Ltd. ...... (454,500) (1,614,068) 0.6
Goodman Group .......... (91,100) (1,568,456) 0.6
Mineral Resources Ltd. ..... (22,500) (1,071,757) 0.4
NEXTDC Ltd. ............ (123,100) (1,149,611) 0.4
Reece Ltd. .............. (59,900) (913,657) 0.3
Suncorp Group Ltd. ........ (160,900) (1,523,621) 0.6
Woodside Energy Group Ltd. . (97,500) (2,058,871) 0.8
(13,510,149)
Belgium
D'ieteren Group .......... (6,500) (1,271,480) 0.5
Groupe Bruxelles Lambert NV . (32,500) (2,559,469) 1.0
Lotus Bakeries NV ........ (100) (908,551) 0.3
(4,739,500)
Brazil
Hapvida Participacoes e
Investimentos SA ....... (865,400) (792,187) 0.3
Canada
Bank of Nova Scotia (The) ... (59,600) (2,901,173) 1.1
BCE, Inc. ............... (58,500) (2,303,268) 0.8
CGI, Inc. ............... (14,400) (1,542,644) 0.6
Imperial Oil Ltd. .......... (21,600) (1,230,420) 0.5
Restaurant Brands International,
Inc. ................. (17,400) (1,359,512) 0.5
Rogers Communications, Inc.,
Class B .............. (37,500) (1,755,500) 0.6
(11,092,517)
China
XPeng, Inc., Class A ....... (40,000) (291,378) 0.1
Finland
Metso OYJ .............. (108,100) (1,097,420) 0.4

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
France
Capgemini SE ........... (6,100) $ (1,274,849) 0.5%
Sodexo SA ............. (15,600) (1,717,379) 0.6
(2,992,228)
Germany
Beiersdorf AG ............ (17,300) (2,590,758) 1.0
Hong Kong
WH Group Ltd. ........... (1,470,000) (949,325) 0.4
Italy
Davide Campari-Milano NV .. (120,500) (1,360,773) 0.5
Telecom Italia SpA ........ (2,999,500) (974,184) 0.4
(2,334,957)
Japan
Aeon Mall Co. Ltd. ........ (121,400) (1,523,486) 0.6
Canon, Inc. ............. (46,800) (1,200,595) 0.4
DIC Corp. .............. (83,800) (1,643,901) 0.6
KDDI Corp. ............. (51,500) (1,633,503) 0.6
Keihan Holdings Co. Ltd. .... (37,100) (968,252) 0.4
Kirin Holdings Co. Ltd. ...... (122,300) (1,790,488) 0.7
K's Holdings Corp. ........ (149,900) (1,403,331) 0.5
Lasertec Corp. ........... (2,500) (656,316) 0.2
McDonald's Holdings Co. Japan
Ltd. ................ (21,400) (926,987) 0.3
Mitsubishi Gas Chemical Co.,
Inc. ................. (93,800) (1,497,549) 0.6
Nikon Corp. ............. (102,200) (1,008,752) 0.4
OKUMA Corp. ........... (25,100) (1,078,116) 0.4
Olympus Corp. ........... (55,400) (799,659) 0.3
Oriental Land Co. Ltd. ...... (35,400) (1,315,758) 0.5
ORIX Corp. ............. (92,700) (1,741,016) 0.6
Rakuten Group, Inc. ....... (243,600) (1,086,046) 0.4
Seven & i Holdings Co. Ltd. .. (40,000) (1,581,982) 0.6
Sony Group Corp. ......... (16,800) (1,589,833) 0.6
SUMCO Corp. ........... (54,200) (810,787) 0.3
Suzuki Motor Corp. ........ (32,400) (1,380,776) 0.5
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (13,500) (825,006) 0.3
Toda Corp. .............. (141,500) (934,513) 0.3
Tokai Carbon Co. Ltd. ...... (127,400) (924,001) 0.3
Tokyo Ohka Kogyo Co. Ltd. .. (51,900) (1,141,778) 0.4
Ulvac, Inc. .............. (14,600) (695,393) 0.3
Yamada Holdings Co. Ltd. ... (424,300) (1,318,498) 0.5
Yamaha Motor Co. Ltd. ..... (128,400) (1,142,550) 0.4
Yamato Holdings Co. Ltd. .... (68,900) (1,271,445) 0.5
Yokogawa Electric Corp. .... (50,800) (965,605) 0.4
(34,855,922)
Luxembourg
Reinet Investments SCA .... (31,200) (795,176) 0.3
Mexico
America Movil SAB de CV ... (1,169,300) (1,083,846) 0.4
Industrias Penoles SAB de CV (53,600) (781,889) 0.3
(1,865,735)
Netherlands
ASR Nederland NV ........ (21,600) (1,020,382) 0.4
Norway
Salmar ASA ............. (18,800) (1,052,891) 0.4
Poland
ORLEN SA ............. (99,900) (1,663,337) 0.6
Shares Value
% of Basket
Value
Singapore
Jardine Cycle & Carriage Ltd. . (32,100) $ (723,453) 0.3%
South Africa
Growthpoint Properties Ltd. .. (2,236,200) (1,427,843) 0.5
South Korea
Coway Co. Ltd. ........... (17,874) (790,559) 0.3
Kakao Corp. ............. (26,000) (1,090,692) 0.4
POSCO Holdings, Inc. ...... (2,100) (807,430) 0.3
Yuhan Corp. ............. (19,768) (1,053,969) 0.4
(3,742,650)
Spain
Telefonica SA ............ (331,400) (1,295,732) 0.5
Sweden
Beijer Ref AB ............ (66,300) (889,677) 0.3
Epiroc AB, Class A ........ (57,800) (1,163,450) 0.4
Securitas AB, Class B ...... (80,300) (787,261) 0.3
Skanska AB, Class B ....... (86,500) (1,567,171) 0.6
(4,407,559)
Switzerland
Baloise Holding AG (Registered) (9,700) (1,520,847) 0.6
DSM-Firmenich AG ........ (12,400) (1,260,998) 0.5
Givaudan SA (Registered) ... (400) (1,658,685) 0.6
Helvetia Holding AG
(Registered) ........... (13,800) (1,902,839) 0.7
Swiss Life Holding AG
(Registered) ........... (4,600) (3,196,786) 1.2
Zurich Insurance Group AG .. (5,100) (2,666,419) 1.0
(12,206,574)
Taiwan
China Steel Corp. ......... (845,000) (743,090) 0.3
E.Sun Financial Holding Co. Ltd. (2,137,000) (1,795,349) 0.6
First Financial Holding Co. Ltd. (959,000) (855,707) 0.3
Formosa Plastics Corp. ..... (599,000) (1,545,103) 0.6
Powerchip Semiconductor
Manufacturing Corp. ..... (673,000) (644,816) 0.2
Yuanta Financial Holding Co.
Ltd. ................ (2,325,120) (2,088,906) 0.8
(7,672,971)
United Kingdom
Diageo plc .............. (48,700) (1,767,575) 0.6
Smith & Nephew plc ....... (103,000) (1,414,918) 0.5
St. James's Place plc ....... (130,500) (1,135,390) 0.4
United Utilities Group plc .... (132,500) (1,789,846) 0.7
(6,107,729)
United States
Accenture plc, Class A ...... (2,700) (947,457) 0.4
Airbnb, Inc., Class A ....... (6,000) (816,840) 0.3
Alaska Air Group, Inc. ...... (23,700) (925,959) 0.3
Apollo Global Management, Inc. (11,200) (1,043,728) 0.4
Atlantic Union Bankshares Corp. (60,340) (2,204,824) 0.8
Bank of Hawaii Corp. ....... (55,485) (4,020,443) 1.5
Banner Corp. ............ (23,468) (1,256,946) 0.5
Best Buy Co., Inc. ......... (18,300) (1,432,524) 0.5
Brown-Forman Corp., Class B . (33,200) (1,895,720) 0.7
Charles River Laboratories
International, Inc. ....... (3,800) (898,320) 0.3
Cognizant Technology Solutions
Corp., Class A ......... (14,200) (1,072,526) 0.4
Columbia Banking System, Inc. (45,133) (1,204,148) 0.4
Community Bank System, Inc. . (57,468) (2,994,657) 1.1
CoStar Group, Inc. ........ (12,700) (1,109,853) 0.4

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
United States (continued)
Cullen/Frost Bankers, Inc. ... (9,595) $ (1,040,962) 0.4%
CVB Financial Corp. ....... (144,869) (2,924,905) 1.1
Darden Restaurants, Inc. .... (9,900) (1,626,570) 0.6
Dollar General Corp. ....... (7,800) (1,060,410) 0.4
First BanCorp ............ (32,496) (1,202,677) 0.4
GE HealthCare Technologies,
Inc. ................. (14,500) (1,121,140) 0.4
Gen Digital, Inc. .......... (31,600) (721,112) 0.3
Glacier Bancorp, Inc. ....... (67,211) (2,777,159) 1.0
Hologic, Inc. ............. (14,000) (1,000,300) 0.4
IDEX Corp. ............. (6,900) (1,498,059) 0.6
Independent Bank Group, Inc. . (69,105) (3,516,062) 1.3
Iron Mountain, Inc. ........ (24,700) (1,728,506) 0.6
Kroger Co. (The) .......... (35,000) (1,599,850) 0.6
Laboratory Corp. of America
Holdings ............. (4,600) (1,045,534) 0.4
Lakeland Bancorp, Inc. ..... (79,431) (1,174,785) 0.4
Lamb Weston Holdings, Inc. .. (12,100) (1,307,889) 0.5
Loews Corp. ............ (36,900) (2,567,871) 1.0
Lowe's Cos., Inc. ......... (8,900) (1,980,695) 0.7
OceanFirst Financial Corp. ... (70,548) (1,224,713) 0.5
Old National Bancorp ...... (115,538) (1,951,437) 0.7
ONEOK, Inc. ............ (25,100) (1,762,522) 0.7
Provident Financial Services,
Inc. ................. (66,796) (1,204,332) 0.5
Public Storage ........... (4,200) (1,281,000) 0.5
Ralph Lauren Corp. ........ (8,700) (1,254,540) 0.5
Realty Income Corp. ....... (51,300) (2,945,646) 1.1
Regions Financial Corp. ..... (70,800) (1,372,104) 0.5
Republic Services, Inc. ..... (9,300) (1,533,663) 0.6
Sandy Spring Bancorp, Inc. .. (46,937) (1,278,564) 0.5
Simmons First National Corp.,
Class A .............. (82,997) (1,646,661) 0.6
SouthState Corp. ......... (26,070) (2,201,612) 0.8
Southwest Airlines Co. ...... (36,300) (1,048,344) 0.4
Take-Two Interactive Software,
Inc. ................. (6,700) (1,078,365) 0.4
Trimble, Inc. ............. (18,700) (994,840) 0.4
Union Pacific Corp. ........ (7,700) (1,891,274) 0.7
Valley National Bancorp ..... (448,712) (4,873,012) 1.8
WaFd, Inc. .............. (104,716) (3,451,439) 1.3
Waste Management, Inc. .... (12,500) (2,238,750) 0.8
Waters Corp. ............ (5,100) (1,679,073) 0.6
WesBanco, Inc. .......... (37,909) (1,189,205) 0.4
WSFS Financial Corp. ...... (28,885) (1,326,688) 0.5
Xylem, Inc. .............. (12,600) (1,440,936) 0.5
(92,587,151)
Investment Companies
United States
Invesco Preferred ETF ...... (1,000,000) (11,470,000) 4.2
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (471,097) (36,458,197) 13.5
iShares Preferred & Income
Securities ETF ......... (500,000) (15,595,000) 5.8
SPDR S&P Regional Banking
ETF ................ (79,103) (4,147,370) 1.5
Vanguard Intermediate-Term
Corporate Bond ETF ..... (786,291) (63,909,732) 23.6
(131,580,299)
Preferred Securities
Germany
Sartorius AG (Preference) ... (1,900) (697,720) 0.2
Shares Value
% of Basket
Value
Total Reference Entity — Short ............ $ (344,093,543)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (270,426,066)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
BHP Group Ltd. .......... 60,100 2,053,293 (0.4) %
Brambles Ltd. ............ 167,300 1,550,685 (0.3)
Macquarie Group Ltd. ...... 16,900 2,115,572 (0.5)
Woolworths Group Ltd. ..... 70,500 1,788,582 (0.4)
7,508,132
Belgium
Elia Group SA ........... 12,000 1,502,100 (0.3)
Liberty Global Ltd., Class A ... 121,654 2,161,791 (0.5)
3,663,891
Brazil
B3 SA - Brasil Bolsa Balcao .. 266,000 793,129 (0.2)
Lojas Renner SA .......... 176,200 628,980 (0.1)
1,422,109
Canada
Enbridge, Inc. ............ 58,100 2,091,521 (0.4)
Franco-Nevada Corp. ...... 10,300 1,140,886 (0.2)
George Weston Ltd. ....... 14,500 1,800,121 (0.4)
Pembina Pipeline Corp. ..... 65,000 2,237,878 (0.5)
Power Corp. of Canada ..... 62,100 1,775,758 (0.4)
9,046,164
China
Baidu, Inc., Class A ........ 50,400 750,250 (0.2)
China Tower Corp. Ltd., Class H 9,740,000 1,023,749 (0.2)
Haidilao International Holding
Ltd. ................ 356,000 664,111 (0.1)
JD.com, Inc., Class A ....... 64,600 933,024 (0.2)
Prosus NV .............. 42,700 1,272,037 (0.3)
Wilmar International Ltd. .... 591,200 1,597,054 (0.3)
6,240,225
Denmark
Novo Nordisk A/S, Class B ... 13,400 1,388,658 (0.3)
Finland
Elisa OYJ .............. 51,900 2,398,942 (0.5)
France
Eiffage SA .............. 15,000 1,610,259 (0.3)
Gecina SA .............. 14,800 1,801,739 (0.4)
La Francaise des Jeux SAEM . 58,700 2,132,265 (0.5)
Legrand SA ............. 16,300 1,697,422 (0.4)
7,241,685
Germany
ADLER Group SA ......... 54,975 32,165 (0.0)
Deutsche Lufthansa AG
(Registered) ........... 125,700 1,117,505 (0.3)
RWE AG ............... 24,100 1,096,861 (0.2)
2,246,531

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Hong Kong
Hongkong Land Holdings Ltd. . 424,000 $ 1,474,696 (0.3) %
Italy
Mediobanca Banca di Credito
Finanziario SpA ........ 145,600 1,804,242 (0.4)
Japan
Alfresa Holdings Corp. ...... 95,900 1,628,022 (0.3)
Casio Computer Co. Ltd. .... 155,000 1,342,175 (0.3)
FUJIFILM Holdings Corp. .... 49,200 2,948,545 (0.6)
GS Yuasa Corp. .......... 90,200 1,265,731 (0.3)
Ito En Ltd. .............. 47,900 1,454,189 (0.3)
Kansai Paint Co. Ltd. ....... 78,500 1,338,539 (0.3)
Mitsubishi Chemical Group
Corp. ............... 215,100 1,314,932 (0.3)
Mizuho Financial Group, Inc. .. 77,000 1,313,452 (0.3)
Nippon Paint Holdings Co. Ltd. 137,800 1,111,541 (0.2)
Nomura Research Institute Ltd. 53,300 1,547,977 (0.3)
Resorttrust, Inc. .......... 78,500 1,359,219 (0.3)
Sekisui Chemical Co. Ltd. .... 135,400 1,947,454 (0.4)
SMS Co. Ltd. ............ 41,900 859,019 (0.2)
Sompo Holdings, Inc. ...... 27,500 1,345,530 (0.3)
Sumitomo Rubber Industries
Ltd. ................ 122,800 1,329,789 (0.3)
Suzuken Co. Ltd. ......... 41,600 1,375,745 (0.3)
Toray Industries, Inc. ....... 277,800 1,439,010 (0.3)
Welcia Holdings Co. Ltd. .... 57,900 1,011,660 (0.2)
25,932,529
Mexico
Arca Continental SAB de CV .. 111,700 1,216,722 (0.3)
Netherlands
Akzo Nobel NV ........... 20,000 1,656,136 (0.4)
ING Groep NV ........... 82,700 1,240,049 (0.3)
Koninklijke Ahold Delhaize NV . 71,000 2,042,773 (0.4)
4,938,958
Norway
Orkla ASA .............. 156,100 1,212,232 (0.3)
Poland
Powszechny Zaklad Ubezpieczen
SA ................. 141,400 1,698,458 (0.4)
South Korea
Hyundai Motor Co. ........ 9,100 1,431,476 (0.3)
KB Financial Group, Inc. .... 5,400 225,298 (0.0)
Samsung C&T Corp. ....... 12,300 1,233,793 (0.3)
2,890,567
Spain
Acciona SA ............. 8,000 1,177,955 (0.2)
Banco Santander SA ....... 299,600 1,253,132 (0.3)
2,431,087
Sweden
Kinnevik AB, Class B ....... 82,800 889,977 (0.2)
Trelleborg AB, Class B ...... 51,100 1,715,124 (0.4)
2,605,101
Switzerland
Clariant AG (Registered) .... 113,700 1,679,885 (0.3)
Kuehne + Nagel International AG
(Registered) ........... 5,000 1,725,485 (0.4)
PSP Swiss Property AG
(Registered) ........... 9,200 1,286,242 (0.3)
4,691,612
Shares Value
% of Basket
Value
Taiwan
Chunghwa Telecom Co. Ltd. .. 543,000 $ 2,124,468 (0.5) %
Compal Electronics, Inc. ..... 1,310,000 1,696,855 (0.4)
Nien Made Enterprise Co. Ltd. 59,000 677,944 (0.1)
4,499,267
United Kingdom
British American Tobacco plc . 41,200 1,205,478 (0.2)
British Land Co. plc (The) .... 240,400 1,222,139 (0.3)
Burberry Group plc ........ 47,800 862,166 (0.2)
EnQuest plc ............. 4,891,224 940,177 (0.2)
M&G plc ............... 578,900 1,638,353 (0.3)
Tesco plc ............... 340,400 1,261,089 (0.3)
7,129,402
United States
Altice USA, Inc., Class A .... 98,847 321,253 (0.1)
Aon plc, Class A .......... 4,900 1,425,998 (0.3)
Booking Holdings, Inc. ...... 400 1,418,888 (0.3)
CH Robinson Worldwide, Inc. . 15,100 1,304,489 (0.3)
Diamondback Energy, Inc. ... 11,400 1,767,912 (0.4)
Equinix, Inc. ............. 1,900 1,530,241 (0.3)
Franklin Resources, Inc. ..... 60,800 1,811,232 (0.4)
General Motors Co. ........ 22,400 804,608 (0.2)
Hartford Financial Services
Group, Inc. (The) ....... 27,100 2,178,298 (0.5)
Humana, Inc. ............ 3,000 1,373,430 (0.3)
International Paper Co. ..... 30,100 1,088,115 (0.2)
JM Smucker Co. (The) ...... 10,500 1,326,990 (0.3)
Lockheed Martin Corp. ...... 3,900 1,767,636 (0.4)
Meta Platforms, Inc., Class A . 3,100 1,097,276 (0.2)
MGM Resorts International ... 25,700 1,148,276 (0.2)
MSCI, Inc. .............. 2,400 1,357,560 (0.3)
NVIDIA Corp. ............ 2,200 1,089,484 (0.2)
Packaging Corp. of America .. 10,100 1,645,391 (0.3)
PepsiCo, Inc. ............ 17,400 2,955,216 (0.6)
Prologis, Inc. ............ 13,000 1,732,900 (0.4)
ResMed, Inc. ............ 7,200 1,238,544 (0.3)
Salesforce, Inc. ........... 4,600 1,210,444 (0.3)
Snap-on, Inc. ............ 7,600 2,195,184 (0.5)
Southwest Airlines Co. ...... 10,000 288,800 (0.1)
Synchrony Financial ....... 37,600 1,435,944 (0.3)
TJX Cos., Inc. (The) ....... 24,900 2,335,869 (0.5)
Travelers Cos., Inc. (The) .... 10,500 2,000,145 (0.4)
39,850,123
Total Reference Entity — Long ............ 143,531,333
Reference Entity — Short
Common Stocks
Brazil
Localiza Rent a Car SA ..... (150,954) (1,970,195) 0.4
China
CITIC Ltd. .............. (1,668,000) (1,667,756) 0.3
Guangzhou Automobile Group
Co. Ltd., Class H ....... (2,664,000) (1,238,785) 0.3
iQIYI, Inc., ADR .......... (881,500) (4,301,720) 0.9
Luye Pharma Group Ltd. .... (8,509,500) (4,065,832) 0.9
Weibo Corp., ADR ......... (487,900) (5,342,505) 1.1
XPeng, Inc., Class A ....... (74,600) (543,421) 0.1
(17,160,019)
Denmark
Tryg A/S ............... (60,500) (1,316,615) 0.3

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
France
Capgemini SE ........... (2,100) $ (438,882) 0.1%
Engie SA ............... (100,600) (1,772,200) 0.4
Klepierre SA ............. (50,300) (1,373,223) 0.3
Sartorius Stedim Biotech .... (4,400) (1,166,803) 0.3
(4,751,108)
Hong Kong
CLP Holdings Ltd. ......... (123,500) (1,020,371) 0.2
Hong Kong & China Gas Co.
Ltd. ................ (1,558,000) (1,194,649) 0.3
(2,215,020)
Japan
Ajinomoto Co., Inc. ........ (30,600) (1,177,911) 0.3
Denso Corp. ............ (71,500) (1,073,383) 0.2
Iida Group Holdings Co. Ltd. .. (96,800) (1,445,844) 0.3
JAFCO Group Co. Ltd. ...... (52,000) (607,340) 0.1
JFE Holdings, Inc. ......... (350,000) (5,414,924) 1.2
Kobe Steel Ltd. ........... (228,300) (2,942,664) 0.6
Nippon Telegraph & Telephone
Corp. ............... (1,317,300) (1,608,535) 0.3
OSG Corp. .............. (66,800) (955,431) 0.2
Sanrio Co. Ltd. ........... (67,400) (2,804,991) 0.6
SBI Holdings, Inc. ......... (100,500) (2,255,554) 0.5
(20,286,577)
Macau
Wynn Macau Ltd. ......... (5,444,800) (4,484,639) 1.0
Netherlands
Heineken Holding NV ...... (36,600) (3,099,073) 0.7
Heineken NV ............ (24,000) (2,438,387) 0.5
(5,537,460)
Switzerland
Banque Cantonale Vaudoise
(Registered) ........... (9,700) (1,250,998) 0.3
SIG Group AG ........... (47,700) (1,098,580) 0.2
Tecan Group AG (Registered) . (2,200) (900,036) 0.2
(3,249,614)
United Kingdom
3i Group plc ............. (45,400) (1,397,390) 0.3
Shares Value
% of Basket
Value
United States
Air Transport Services Group,
Inc. ................. (34,000) $ (598,740) 0.1%
Arthur J Gallagher & Co. .... (7,300) (1,641,624) 0.4
Avery Dennison Corp. ...... (8,800) (1,779,008) 0.4
Brandywine Realty Trust .... (12,500) (67,500) 0.0
CDW Corp. ............. (7,000) (1,591,240) 0.3
Celanese Corp. .......... (11,700) (1,817,829) 0.4
Cencora, Inc. ............ (5,200) (1,067,976) 0.2
Corning, Inc. ............ (38,000) (1,157,100) 0.3
Evergy, Inc. ............. (39,200) (2,046,240) 0.4
Forward Air Corp. ......... (5,500) (345,785) 0.1
Frontier Communications Parent,
Inc. ................. (60,500) (1,533,070) 0.3
International Business Machines
Corp. ............... (7,800) (1,275,690) 0.3
PG&E Corp. ............. (141,000) (2,542,230) 0.6
Revvity, Inc. ............. (10,220) (1,117,148) 0.2
Sabre Corp. ............. (187,500) (825,000) 0.2
Viasat, Inc. .............. (7,000) (195,650) 0.0
(19,601,830)
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (317,640) (24,582,160) 5.3
iShares iBoxx $ Investment
Grade Corporate Bond ETF (1,787,187) (197,770,113) 42.4
iShares Preferred & Income
Securities ETF ......... (815,000) (25,419,850) 5.5
SPDR Bloomberg High Yield
Bond ETF ............ (1,262,082) (119,557,028) 25.6
Vanguard Long-Term Corporate
Bond ETF ............ (275,000) (22,041,250) 4.7
Vanguard Short-Term Corporate
Bond ETF ............ (1,800,000) (139,266,000) 29.8
(528,636,401)
Rights
Brazil
Localiza Rent a Car SA ..... (541) (2,154) 0.0
Total Reference Entity — Short ............ (610,609,022)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (467,077,689)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1-day EFFR ......................................... Effective Federal Funds Rate 5.33
1-day ESTR ......................................... Euro Short-Term Rate 3.88
1-day IBR ........................................... Colombian Reference Banking Indicator 12.05
1-day SARON ........................................ Swiss Average Rate Overnight 1.70
1-day SOFR ......................................... Secured Overnight Financing Rate 5.34
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
1-day SORA ......................................... Singapore Overnight Rate Average 3.62
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2.50
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.04)
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. BBR .......................................... Australian Bank Bill Rate 4.36
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.83

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.40%
6-mo. BBR .......................................... Australian Bank Bill Rate 4.45
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.86
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 6.43
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.72
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 6,745,542 $ (34,758,442) $ 665,818,220 $ (505,353,139) $ —
OTC Swaps ..................................................... 66,504,384 (60,108,900) 50,630,687 (60,277,300) —
Options Written ................................................... N/A N/A 73,196,512 (66,287,118) (222,562,107)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ 581,599 $ — $ 3,413,105 $ — $ 96,191,178 $ — $ 100,185,882
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 69,085,845 — — 69,085,845
Options purchased
(b)
Investments at value — unaffiliated
(c)
; Structured options
at value .............................. — 71,594 29,057,269 25,036,931 106,985,431 955,773
(d)
162,106,998
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 22,050,956 — — 643,282,513 484,751 665,818,220
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 77,629,595 7,770,181 — 31,735,295 — 117,135,071
$ 581,599 $ 99,752,145 $ 40,240,555 $ 94,122,776 $ 878,194,417 $ 1,440,524 $ 1,114,332,016
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ 528,885 $ — $ 6,514,648 $ — $ 300,646,699 $ — $ 307,690,232
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 189,470,977 — — 189,470,977
Options written
(b)
Options written at value ..................... — — 10,863,054 8,760,903 202,938,150 — 222,562,107
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 15,264,451 — — 490,002,010 86,678 505,353,139
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 102,181,759 12,560,437 — 5,644,004 — 120,386,200
$ 528,885 $ 117,446,210 $ 29,938,139 $ 198,231,880 $ 999,230,863 $ 86,678 $ 1,345,462,655
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
For the period ended December 31, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ 13,617,372 $ — $ (59,010,953) $ — $ 226,600,794 $ — $ 181,207,213
Forward foreign currency exchange contracts .... — — — (106,853,587) — — (106,853,587)
Options purchased
(a)
..................... — (14,466,560) (96,679,331) (93,001,892) (111,499,339) — (315,647,122)
Options written ........................ — 6,980,433 71,679,351 74,326,723 155,057,390 — 308,043,897
Swaps .............................. — (45,349,173) (34,527,523) — (24,577,832) 838,968 (103,615,560)
$ 13,617,372 $ (52,835,300) $ (118,538,456) $ (125,528,756) $ 245,581,013 $ 838,968 $ (36,865,159)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ 52,714 $ — $ (19,164,256) $ — $ (437,387,489) $ — $ (456,499,031)
Forward foreign currency exchange contracts .... — — — (117,017,788) — — (117,017,788)
Options purchased
(b)
..................... — 610,493 22,759,295 (8,464,627) (10,129,335) (1,437,877) 3,337,949
Options written ........................ — (342,611) (8,871,412) 1,271,373 221,835,017 — 213,892,367
Swaps .............................. — (17,874,126) (21,926,978) — (59,429,243) 1,108,769 (98,121,578)
$ 52,714 $ (17,606,244) $ (27,203,351) $ (124,211,042) $ (285,111,050) $ (329,108) $ (454,408,081)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 6,892,507,735
Average notional value of contracts — short ................................................................................. $ 15,609,408,468
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 12,498,760,684
Average amounts sold — in USD ........................................................................................ $ 3,429,385,754
Options
Average value of option contracts purchased ................................................................................ $ 74,390,458
Average value of option contracts written ................................................................................... $ 45,467,328
Average notional value of swaption contracts purchased ......................................................................... $ 9,441,839,974
Average notional value of swaption contracts written ........................................................................... $ 22,890,162,752
Structured options:
Average notional value ............................................................................................... $ 9,535,486
Credit default swaps
Average notional value — buy protection ................................................................................... $ 3,027,519,461
Average notional value — sell protection ................................................................................... $ 843,787,426
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 23,514,691,040
Average notional value — receives fixed rate ................................................................................ $ 43,962,122,661
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 81,113,591
Average notional value — receives fixed rate ................................................................................ $ 118,055,080
Total return swaps
Average notional value ............................................................................................... $ 1,491,013,154

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ 13,617,373
Futures contracts .................................................................................... $ 26,675,513 $ 15,237,470
Forward foreign currency exchange contracts ................................................................. 69,085,845 189,470,977
Options
(a)(b)
........................................................................................ 162,106,998 222,562,107
Swaps — centrally cleared .............................................................................. — 2,360,997
Swaps — OTC
(c)
..................................................................................... 117,135,071 120,386,200
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities ...................................
$ 375,003,427 $ 550,017,751
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(58,846,856) (31,090,925)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 316,156,571 $ 518,926,826
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
ANZ Banking Group Ltd. ........................... $ 471,082 $ — $ — $ — $ 471,082
Bank of America NA .............................. 40,709,943 (40,709,943) — — —
Barclays Bank plc ................................ 24,537,960 (24,537,960) — — —
BNP Paribas SA ................................. 21,803,152 (15,444,670) — (6,358,482) —
Citibank NA .................................... 53,773,434 (53,773,434) — — —
Citigroup Global Markets, Inc. ........................ 849,714 (275,398) — (574,316) —
Credit Agricole Corporate & Investment Bank SA ........... 443,962 (164,177) — (279,785) —
Deutsche Bank AG ............................... 14,843,178 (14,843,178) — — —
Goldman Sachs International ........................ 25,784,361 (25,784,361) — — —
HSBC Bank plc .................................. 5,403,574 (4,900,437) — — 503,137
JPMorgan Chase Bank NA .......................... 85,691,917 (85,691,917) — — —
JPMorgan Securities LLC ........................... 43,281 (43,281) — — —
Morgan Stanley & Co. International plc .................. 22,115,081 (21,301,272) — (813,809) —
Natwest Markets plc .............................. 1,577,527 (1,577,527) — — —
Nomura International plc ........................... 6,735,531 (2,671,832) — (4,063,699) —
Royal Bank of Canada ............................. 98,966 — — — 98,966
Societe Generale SA .............................. 2,977,287 (832,711) — — 2,144,576
Standard Chartered Bank ........................... 136,472 (136,472) — — —
State Street Bank and Trust Co. ...................... 541,600 (541,600) — — —
Toronto Dominion Bank ............................ 947,438 (947,438) — — —
UBS AG ...................................... 6,671,111 (6,671,111) — — —
$ 316,156,571 $ (300,848,719) $ — $ (12,090,091) $ 3,217,761

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 59,405,298 $ (40,709,943) $ (17,115,504) $ — $ 1,579,851
Barclays Bank plc ................................ 61,477,149 (24,537,960) (36,939,189) — —
BNP Paribas SA ................................. 15,444,670 (15,444,670) — — —
Canadian Imperial Bank of Commerce .................. 412,630 — — — 412,630
Citibank NA .................................... 75,234,362 (53,773,434) (4,202,303) — 17,258,625
Citigroup Global Markets, Inc. ........................ 275,398 (275,398) — — —
Credit Agricole Corporate & Investment Bank SA ........... 164,177 (164,177) — — —
Deutsche Bank AG ............................... 35,395,514 (14,843,178) (15,079,587) — 5,472,749
Goldman Sachs International ........................ 43,962,294 (25,784,361) (11,257,487) — 6,920,446
HSBC Bank plc .................................. 4,900,437 (4,900,437) — — —
JPMorgan Chase Bank NA .......................... 100,077,967 (85,691,917) (14,386,050) — —
JPMorgan Securities LLC ........................... 804,810 (43,281) (761,529) — —
Merrill Lynch International & Co. ...................... 2,940,164 — — (2,940,164) —
Morgan Stanley & Co. International plc .................. 21,301,272 (21,301,272) — — —
Natwest Markets plc .............................. 3,260,297 (1,577,527) — — 1,682,770
Nomura International plc ........................... 2,671,832 (2,671,832) — — —
Societe Generale SA .............................. 832,711 (832,711) — — —
Standard Chartered Bank ........................... 1,246,432 (136,472) (1,109,960) — —
State Street Bank and Trust Co. ...................... 13,620,212 (541,600) — — 13,078,612
Toronto Dominion Bank ............................ 31,153,621 (947,438) (2,534,084) — 27,672,099
UBS AG ...................................... 44,345,579 (6,671,111) — — 37,674,468
$ 518,926,826 $ (300,848,719) $ (103,385,693) $ (2,940,164) $ 111,752,250
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated
Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Bermuda ............................................. $ — $ 29,959,251 $ 5,000,000 $ 34,959,251
Canada ............................................. — 23,445,699 — 23,445,699
Cayman Islands ........................................ — 2,189,901,532 1 2,189,901,533
France .............................................. — 7,299,925 — 7,299,925
Germany ............................................ — 5,588,358 — 5,588,358
Hong Kong ........................................... — — 3,776,775 3,776,775
Ireland .............................................. — 264,230,472 — 264,230,472
Italy ................................................ — 40,424,119 — 40,424,119
Jersey, Channel Islands ................................... — 48,548,287 — 48,548,287
Luxembourg .......................................... — 6,101,230 — 6,101,230
Netherlands ........................................... — 10,699,515 — 10,699,515
Portugal ............................................. — 1,234,466 — 1,234,466
Spain ............................................... — 16,777,351 — 16,777,351
United Kingdom ........................................ — 102,907,306 — 102,907,306
United States .......................................... — 2,185,762,212 122,199,286 2,307,961,498
Common Stocks
Brazil ............................................... 727,623 — — 727,623
Canada ............................................. 65,689 — 15 65,704

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
China ............................................... $ 2,607,738 $ 5,102,633 $ — $ 7,710,371
France .............................................. — 1,571,964 — 1,571,964
Germany ............................................ 560,223 20,807,823 — 21,368,046
Italy ................................................ — 3,812,157 — 3,812,157
Japan ............................................... — 35,312,129 — 35,312,129
Netherlands ........................................... 710,640 9,056,386 — 9,767,026
Spain ............................................... — 737,031 — 737,031
United Kingdom ........................................ 11,057,605 — 52 11,057,657
United States .......................................... 338,927,196 21,042,201 77,138,955 437,108,352
Corporate Bonds
Argentina ............................................ — 5,228,650 — 5,228,650
Australia ............................................. — 80,178,110 37,506,635 117,684,745
Austria .............................................. — 44,093,860 — 44,093,860
Belgium ............................................. — 129,976,000 — 129,976,000
Brazil ............................................... — 76,741,783 — 76,741,783
Canada ............................................. — 180,832,135 2,861,553 183,693,688
Chile ............................................... — 24,896,519 — 24,896,519
China ............................................... — 93,832,886 — 93,832,886
Colombia ............................................ — 43,466,544 — 43,466,544
Costa Rica ........................................... — 1,794,573 — 1,794,573
Cyprus .............................................. — 14,083,958 — 14,083,958
Czech Republic ........................................ — 15,988,121 — 15,988,121
Denmark ............................................. — 39,963,340 — 39,963,340
Dominican Republic ..................................... — 5,356,435 — 5,356,435
Finland .............................................. — 58,216,083 — 58,216,083
France .............................................. — 1,048,259,248 19,088,399 1,067,347,647
Germany ............................................ — 1,060,454,999 19,957,442 1,080,412,441
Greece .............................................. — 8,752,345 — 8,752,345
Guatemala ........................................... — 10,630,870 — 10,630,870
Hong Kong ........................................... — 11,855,456 — 11,855,456
India ............................................... — 49,308,509 — 49,308,509
Indonesia ............................................ — 21,619,812 — 21,619,812
Ireland .............................................. — 49,754,575 — 49,754,575
Israel ............................................... — 41,372,864 — 41,372,864
Italy ................................................ — 577,895,525 22,065,847 599,961,372
Jamaica ............................................. — 7,703,398 — 7,703,398
Japan ............................................... — 232,532,874 — 232,532,874
Kuwait .............................................. — 15,816,651 — 15,816,651
Luxembourg .......................................... — 193,057,503 — 193,057,503
Macau .............................................. — 39,160,085 — 39,160,085
Malaysia ............................................. — 8,377,967 — 8,377,967
Mexico .............................................. — 39,207,660 — 39,207,660
Netherlands ........................................... — 395,759,574 — 395,759,574
New Zealand .......................................... — 8,858,895 — 8,858,895
Nigeria .............................................. — 3,189,938 — 3,189,938
Norway .............................................. — 5,142,488 — 5,142,488
Oman ............................................... — 12,343,236 — 12,343,236
Paraguay ............................................ — 5,072,310 — 5,072,310
Peru ................................................ — 4,204,247 — 4,204,247
Philippines ........................................... — 1,412,940 — 1,412,940
Portugal ............................................. — 43,728,743 — 43,728,743
Romania ............................................. — 17,862,666 — 17,862,666
Saudi Arabia .......................................... — 10,623,583 — 10,623,583
Singapore ............................................ — 17,652,300 — 17,652,300
Slovenia ............................................. — 18,663,019 — 18,663,019
South Africa ........................................... — 91,731,204 — 91,731,204
South Korea .......................................... — 15,528,359 — 15,528,359
Spain ............................................... — 504,523,042 23,024,055 527,547,097
Sweden ............................................. — 93,800,733 — 93,800,733
Switzerland ........................................... — 356,793,396 — 356,793,396
Thailand ............................................. — 28,864,245 — 28,864,245
Turkey .............................................. — 3,963,262 — 3,963,262
Ukraine ............................................. — 35,752,735 — 35,752,735
United Arab Emirates .................................... — 76,584,456 — 76,584,456
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ — $ 1,366,496,944 $ 5,981,220 $ 1,372,478,164
United States .......................................... — 5,524,986,190 410,129,463 5,935,115,653
Zambia .............................................. — 28,215,378 — 28,215,378
Fixed Rate Loan Interests .................................. — — 88,154,978 88,154,978
Floating Rate Loan Interests
Australia ............................................. — 992,424 — 992,424
Canada ............................................. — 421,214 — 421,214
Colombia ............................................ — 26,996,000 — 26,996,000
European Union ........................................ — — 12,211,027 12,211,027
France .............................................. — 2,031,652 — 2,031,652
Germany ............................................ — 15,525,083 — 15,525,083
Ireland .............................................. — — 45,508,899 45,508,899
Jersey, Channel Islands ................................... — — 22,250,901 22,250,901
Luxembourg .......................................... — 8,683,022 17,593,077 26,276,099
Netherlands ........................................... — 16,117,702 — 16,117,702
Spain ............................................... — 10,804,321 68,874,364 79,678,685
United Kingdom ........................................ — 21,976,694 89,433,015 111,409,709
United States .......................................... — 513,698,528 471,671,973 985,370,501
Foreign Agency Obligations ................................. — 403,941,004 — 403,941,004
Foreign Government Obligations .............................. — 3,355,460,493 — 3,355,460,493
Investment Companies .................................... 516,731,700 — 16,854,730 533,586,430
Municipal Bonds ......................................... — 464,584,728 — 464,584,728
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 34,123,087 — 34,123,087
Cayman Islands ........................................ — 18,148,191 — 18,148,191
Ireland .............................................. — 91,549,167 — 91,549,167
Italy ................................................ — 20,030,098 — 20,030,098
Netherlands ........................................... — 10,714,918 — 10,714,918
Switzerland ........................................... — 12,665 — 12,665
United Kingdom ........................................ — 229,720,535 — 229,720,535
United States .......................................... — 2,682,698,389 140,558,506 2,823,256,895
Preferred Securities
Brazil ............................................... — — 16,226,453 16,226,453
China ............................................... — — 48,370,826 48,370,826
Germany ............................................ — — 8,222,802 8,222,802
Israel ............................................... — — 16,611,037 16,611,037
Spain ............................................... — 10,955,379 — 10,955,379
Sweden ............................................. — — 1 1
United Kingdom ........................................ — — 7,145,900 7,145,900
United States .......................................... — 13,272,087 202,157,075 215,429,162
U.S. Government Sponsored Agency Securities .................... — 16,402,916,631 — 16,402,916,631
U.S. Treasury Obligations ................................... — 1,816,138,191 — 1,816,138,191
Warrants .............................................. 477,869 1,195,141 10,297,993 11,971,003
Short-Term Securities
Borrowed Bond Agreements ................................. — 320,950,832 — 320,950,832
Certificates of Deposit ..................................... — 8,079,832 — 8,079,832
Commercial Paper ....................................... — 1,058,949,571 — 1,058,949,571
Foreign Government Obligations .............................. — 246,951,255 — 246,951,255
Money Market Funds ...................................... 2,112,169,216 — — 2,112,169,216
U.S. Treasury Obligations ................................... — 3,155,283 — 3,155,283
Options Purchased
Credit contracts .......................................... — 71,594 — 71,594
Equity contracts .......................................... 27,613,679 1,443,590 — 29,057,269
Foreign currency exchange contracts ........................... — 25,036,931 — 25,036,931
Interest rate contracts ...................................... 4,557,664 102,427,767 — 106,985,431
Other contracts .......................................... — 955,773 — 955,773
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 2,716,281 2,716,281
Unfunded commitments
(b)
........................................ — — 7,197,193 7,197,193
Liabilities
Investments
Borrowed Bonds ......................................... — (336,131,476) — (336,131,476)
TBA Sale Commitments .................................... — (11,674,746,515) — (11,674,746,515)
Investment Sold Short
Corporate Bonds ........................................ — (2,493,621) — (2,493,621)
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Unfunded Floating Rate Loan Interests
(a)
.............................. $ — $ — $ (628,966) $ (628,966)
$ 3,016,206,842 $ 33,859,843,428 $ 2,040,157,763 $ 38,916,208,033
Investments valued at NAV
(c)
...................................... 239,668,748
$ 39,155,876,781
Derivative Financial Instruments
(d)
Assets
Commodity contracts ....................................... $ 581,599 $ — $ — $ 581,599
Credit contracts ........................................... — 33,176,167 — 33,176,167
Equity contracts ........................................... 2,627,440 8,555,846 — 11,183,286
Foreign currency exchange contracts ............................ — 69,085,845 — 69,085,845
Interest rate contracts ....................................... 96,191,178 675,017,808 — 771,208,986
Other contracts ........................................... — 484,751 — 484,751
Liabilities
Commodity contracts ....................................... (528,885) — — (528,885)
Credit contracts ........................................... — (57,337,310) — (57,337,310)
Equity contracts ........................................... (16,729,634) (13,208,505) — (29,938,139)
Foreign currency exchange contracts ............................ — (198,231,880) — (198,231,880)
Interest rate contracts ....................................... (303,858,190) (695,372,673) — (999,230,863)
Other contracts ........................................... — (86,678) — (86,678)
$ (221,716,492) $ (177,916,629) $ — $ (399,633,121)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investment
Companies
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 ............................... $ 78,776,696 $ 49,110,433 $ 330,214,740 $ — $ 852,706,468 $ —
Transfers into Level 3 ............................................. — — 19,686,527 — 6,951,938 —
Transfers out of Level 3
(a)
........................................... (75,404,462) (467,962) — — (51,601,963) —
Other
(b)
....................................................... 36,982,155 — (4,768,536) 74,597,254 (106,810,873) —
Accrued discounts/premiums ......................................... (1,859,688) — 2,166,553 152,953 1,243,555 —
Net realized gain (loss) ............................................ — (1,128) (1,285,695) 155,960 (2,046,237) —
Net change in unrealized appreciation (depreciation)
(c)(d)
....................... 2,041,915 (14,903,938) 10,455,956 2,855,689 (9,856,683) (1,257,342)
Purchases ..................................................... 90,463,733 43,402,510 346,324,984 28,306,811 307,346,044 18,112,072
Sales ........................................................ (24,287) (893) (162,179,915) (17,913,689) (270,388,993) —
Closing balance, as of December 31, 2023 ................................
$ 130,976,062 $ 77,139,022 $ 540,614,614 $ 88,154,978 $ 727,543,256 $ 16,854,730
Net change in unrealized appreciation (depreciation) on investments still held at December
31, 2023
(d)
...................................................
$ 2,017,628 $ (14,703,018) $ 6,841,040 $ 2,855,689 $ (14,198,856) $ (1,257,342)
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Securities
Unfunded
Commitments
Unfunded
Floating
Rate Loan
Interests
U.S.
Government
Sponsored
Agency
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 ....... $ 319,875,783 $ 3,494,268 $ 340,809,432 $ — $ (1,151,914) $ 76,592,805 $ 6,002,568 $ 2,056,431,279
Transfers into Level 3 ..................... 4,349 — — — — — 16,147 26,658,961
Transfers out of Level 3
(a)
................... (201,872,712) — — — — (49,493,492) (253,610) (379,094,201)
Accrued discounts/premiums ................. 848,378 — — — — 99,861 — 2,651,612
Net realized gain (loss) .................... 82,329 (4,229,337) — — — 7,595,115 — 271,007
Net change in unrealized appreciation (depreciation)
(c)(d)
(8,089,355) 735,069 (53,436,544) 7,197,193 3,239,229 (7,243,705) 3,410,205 (64,852,311)
Purchases ............................. 47,907,078 — 19,388,868 — — — 1,569,175 902,821,275
Sales ................................ (18,197,344) — (8,027,662) — — (27,550,584) (446,492) (504,729,859)
Closing balance, as of December 31, 2023 ........
$ 140,558,506 $ — $ 298,734,094 $ 7,197,193 $ 2,087,315 $ — $ 10,297,993 $ 2,040,157,763
Net change in unrealized appreciation (depreciation) on
investments still held at December 31, 2023
(d)
....
$ (8,204,246) $ — $ (51,318,654) $ 7,197,193 $ 3,239,229 $ — $ 5,993,201 $ (61,538,136)
(a)
As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(b)
Certain Level 3 investments were re-classified between Asset-Backed Securities, Corporate Bonds, Fixed Rate Loan Interests and Floating Rate Loan Interests.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
December 31, 2023
BlackRock Strategic Income Opportunities Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $253,074,034. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end December 31, 2023, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $11,471,019 changed to a Market approach. The investments were previously valued utilizing a Discount Cash Flow approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end December 31, 2023, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.
See notes to consolidated financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 38,295,054 Income Discount Rate 9% —
Common Stocks ............................. 77,138,868 Market Revenue Multiple 2.00x – 22.00x 9.35x
Volatility 59% – 80% 80%
Time to Exit 0.3 – 3.0 years 3.0 years
EBITDA Multiple 10.72x —
Corporate Bonds ............................. 537,753,052 Income Discount Rate 6% – 56% 15%
Credit Spread 422 —
Fixed Rate Loan Interests ........................ 88,152,926 Income Discount Rate 13% —
Credit Spread 725 – 819 732
Floating Rate Loan Interests
(b)
..................... 697,276,811 Income Discount Rate 7% – 15% 10%
Credit Spread 273 – 633 404
Estimated Recovery
Value
20% – 88% 73%
Market EBITDA Multiple 14.50x —
Investment Companies ......................... 16,854,730 Income Discount Rate 11% —
Non-Agency Mortgage-Backed Securities .............. 23,434,891 Income Credit Spread 517 —
Discount Rate 13% —
Preferred Stocks
(c)
............................ 298,734,094 Market Revenue Multiple 1.60x – 31.00x 10.32x
Volatility 50% – 90% 69%
Time to Exit 0.1 – 5.0 years 2.6 years
Gross Profit Multiple 28.25x —
EBIDTAR Multiple 8.75x —
EBIDTA Multiple 7.50x —
Market Adjustment
Multiple
1.20x —
Income Discount Rate 11% – 15% 12%
Warrants .................................. 9,443,303 Market Revenue Multiple 4.22x – 31.00x 9.74x
Volatility 36% – 88% 72%
Time to Exit 0.1 – 3.0 years 2.6 years
Income Discount Rate 26% —
$ 1,787,083,729

Consolidated Statements of Assets and Liabilities
December 31, 2023

Consolidated Financial Statements
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 2,578,343,872 $ 48,517,766,431
Investments, at value — affiliated
(c)
........................................................................... 23,095,573 2,642,197,454
Cash   .............................................................................................. 5,910,272 18,473,707
Cash pledged:
Collateral — borrowed bond agreements ...................................................................... — 16,878,594
Collateral — exchange-traded options written ................................................................... 14,920,000 —
Collateral — OTC derivatives ............................................................................. — 32,406,000
Futures contracts ..................................................................................... 8,738,820 283,913,000
Centrally cleared swaps ................................................................................. 1,132,000 403,488,000
Foreign currency, at value
(d)
................................................................................ 2,243,569 403,563,109
Receivables: – –
Investments sold ..................................................................................... 20,991,927 68,032,392
Options written ....................................................................................... — 1,136,197
Securities lending income — affiliated ....................................................................... — 136,434
TBA sale commitments ................................................................................. 62,794,845 11,609,816,394
Capital shares sold .................................................................................... 7,057,400 96,004,245
Foreign withholding t ax claims ............................................................................ — 290,591
Dividends — unaffiliated ................................................................................ 16,600 822,751
Dividends — affiliated .................................................................................. 30,743 7,093,667
Interest — unaffiliated .................................................................................. 9,027,627 338,354,726
From the Manager .................................................................................... 181,035 —
Variation margin on futures contracts ........................................................................ 336,652 26,675,513
Swap premiums paid .................................................................................... — 66,504,384
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 6,926 69,085,845
OTC swaps ......................................................................................... — 50,630,687
Unfunded floating rate loan interests ........................................................................ — 2,716,281
Unfunded commitments ................................................................................. — 7,197,193
Prepaid expenses ...................................................................................... 94,091 1,315,132
Total assets ..........................................................................................
2,734,921,952 64,664,498,727
LIABILITIES
Investments sold short, at value
(e)
............................................................................ — 2,493,621
Cash received:
Collateral — OTC derivatives ............................................................................. — 19,987,160
Collateral — TBA commitments ............................................................................ 1,760,000 188,529,514
Borrowed bonds, at value
(f)
................................................................................ — 336,131,476
Collateral on securities loaned .............................................................................. — 205,854,536
Options written, at value
(g)
................................................................................. 7,565,307 222,562,107
TBA sale commitments, at value
(h)
........................................................................... 63,236,639 11,674,746,515
Reverse repurchase agreements, at value ...................................................................... 234,669,361 —
Payables: – –
Investments purchased ................................................................................. 271,251,336 15,339,238,952
Swaps   ........................................................................................... — 37,107,463
Bank borrowings ..................................................................................... — 59,889,619
Accounting services fees ................................................................................ 67,101 628,154
Dividends on short sales ................................................................................ — 164,387
Administration fees .................................................................................... 71,345 1,564,719
Proxy fees .......................................................................................... 71,821 469,885
Capital shares redeemed ................................................................................ 12,621,662 100,593,248
Custodian fees ....................................................................................... 5,340 730,490
Deferred foreign capital gain tax ........................................................................... — 76,596
Income dividend distributions ............................................................................. 69,401 13,118,948
Interest expense ..................................................................................... 1,034,391 3,560,967
Investment advisory fees ................................................................................ 405,840 13,601,365
Trustees' and Officer's fees .............................................................................. 5,907 562,932
Other affiliate fees .................................................................................... — 67,379
Professional fees ..................................................................................... 51,022 218,229
Registration fees ..................................................................................... 3,440 —
Reorganization costs .................................................................................. — 110,305
Service and distribution fees .............................................................................. 105,752 329,695
Transfer agent fees ................................................................................... 736,084 6,627,577

Consolidated Statements of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report to Shareholders

See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
Other accrued expenses ................................................................................ 83,287 620,511
Variation margin on futures contracts ........................................................................ 442,096 15,237,470
Variation margin on centrally cleared swaps ................................................................... 83,282 2,360,997
Swap premiums received ................................................................................. — 60,108,900
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 65,898 189,470,977
OTC swaps ......................................................................................... — 60,277,300
Unfunded floating rate loan interests ........................................................................ — 628,966
Total liabilities .........................................................................................
594,406,312 28,557,670,960
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 2,140,515,640 $ 36,106,827,767
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 2,565,254,358 $ 39,575,786,572
Accumulated loss ...................................................................................... (424,738,718) (3,468,958,805)
NET ASSETS .........................................................................................
$ 2,140,515,640 $ 36,106,827,767
(a)
  Investments, at cost — unaffiliated ................................................................... $ 2,720,570,058 $ 48,767,690,420
(b)
  Securities loaned, at value ........................................................................ $ — $ 200,871,361
(c)
  Investments, at cost — affiliated ..................................................................... $ 23,651,594 $ 2,623,853,145
(d)
  Foreign currency, at cost ......................................................................... $ 2,255,640 $ 408,736,887
(e)
  Proceeds received from short sales .................................................................. $ — $ 2,377,773
(f)
  Proceeds received from borrowed bonds ............................................................... $ — $ 357,543,460
(g)
  Premiums received ............................................................................. $ 6,931,620 $ 229,471,501
(h)
  Proceeds received from TBA sale commitments ........................................................... $ 62,794,845 $ 11,609,816,394

Consolidated Statements of Assets and Liabilities
(continued)
December 31, 2023

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic Income
Opportunities
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 1,200,730,321 $ 23,850,573,520
Shares outstanding ..................................................................................
122,952,426 2,528,182,104
Net asset value .....................................................................................
$ 9.77 $ 9.43
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 334,367,957 $ 1,001,600,205
Shares outstanding ..................................................................................
35,239,039 106,216,863
Net asset value .....................................................................................
$ 9.49 $ 9.43
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 26,277,800 $ 97,045,553
Shares outstanding ..................................................................................
2,906,429 10,294,097
Net asset value .....................................................................................
$ 9.04 $ 9.43
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 579,139,562 $ 11,157,608,489
Shares outstanding ..................................................................................
60,217,373 1,181,836,613
Net asset value .....................................................................................
$ 9.62 $ 9.44
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001

Consolidated Statements of Operations

Year Ended December 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 66,584 $ 38,126,204
Dividends — affiliated .................................................................................. 411,163 71,213,266
Interest — unaffiliated .................................................................................. 102,690,467 1,947,678,488
Securities lending income — affiliated — net .................................................................. — 1,829,107
Foreign taxes withheld ................................................................................. — (2,579,716)
Foreign withholding tax claims ............................................................................ — 310,090
Total investment income ..................................................................................
103,168,214 2,056,577,439
EXPENSES
Investment advisory ................................................................................... 5,932,298 165,121,639
Transfer agent — class specific ........................................................................... 2,947,231 24,791,535
Service and distribution — class specific ..................................................................... 1,337,250 3,682,466
Administration ...................................................................................... 938,043 11,422,388
Administration — class specific ........................................................................... 486,025 7,273,258
Registration ........................................................................................ 236,898 1,255,128
Accounting services ................................................................................... 202,653 1,784,868
Professional ........................................................................................ 112,378 1,395,686
Custodian .......................................................................................... 63,026 2,249,252
Printing and postage .................................................................................. 37,776 —
Trustees and Officer ................................................................................... 30,665 452,073
Miscellaneous ....................................................................................... 335,708 3,732,814
Total expenses excluding dividend expense and interest expense ......................................................
12,659,951 223,161,107
Dividend expense — unaffiliated ........................................................................... — 15,820
Interest expense ..................................................................................... 12,242,604 48,744,969
Total expenses ........................................................................................
24,902,555 271,921,896
Less: – –
Administration fees waived by the Manager — class specific ........................................................ (486,025) (28,388)
Fees waived and/or reimbursed by the Manager ................................................................ (701,479) (2,828,748)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (2,040,683) (94,682)
Total expenses after fees waived and/or reimbursed ...............................................................
21,674,368 268,970,078
Net investment income ...................................................................................
81,493,846 1,787,607,361

Consolidated Statements of Operations
(continued)
Year Ended December 31, 2023

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock
Inflation
Protected Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,059,241 $ 764,318,728
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................... $ (182,071,114) $ (1,598,038,295)
Investments — affiliated .............................................................................. 397,226 591,318
Borrowed bonds ................................................................................... — 79,282,850
Forward foreign currency exchange contracts ................................................................ (136,822) (106,853,587)
Foreign currency transactions .......................................................................... (281,174) (24,155,586)
Futures contracts ................................................................................... 20,449,092 181,207,213
Options written .................................................................................... 5,184,975 308,043,897
Short sales — affiliated ............................................................................... — (2,362,668)
Short sales — unaffiliated ............................................................................. 118,770 (328,702)
Swaps   ......................................................................................... 1,144,375 (103,615,560)
(155,194,672) (1,266,229,120)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................... 169,101,267 2,495,419,792
Investments — affiliated .............................................................................. 167,526 18,573,439
Borrowed bonds ................................................................................... (292,938) (32,474,153)
Forward foreign currency exchange contracts ................................................................ 132,397 (117,017,788)
Foreign currency translations ........................................................................... (90,411) (3,543,346)
Futures contracts ................................................................................... (10,088,309) (456,499,031)
Options written .................................................................................... 1,714,383 213,892,367
Short sales — unaffiliated ............................................................................. — (115,848)
Swaps   ......................................................................................... (2,390,002) (98,121,578)
Unfunded floating rate loan interests ...................................................................... — 3,236,801
Unfunded commitments .............................................................................. — 7,197,193
158,253,913 2,030,547,848
Net realized and unrealized gain ............................................................................
3,059,241 764,318,728
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 84,553,087 $ 2,551,926,089
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ — $ (206,111)
(b)
Net of increase in deferred foreign capital gain tax of ............................................................. $ — $ (76,596)

Consolidated Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders

See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
BlackRock Strategic Income Opportunities
Portfolio
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 81,493,846 $ 219,039,946 $ 1,787,607,361 $ 1,291,411,945
Net realized loss ................................................ (155,194,672) (105,634,502) (1,266,229,120) (1,510,764,812)
Net change in unrealized appreciation (depreciation) ........................ 158,253,913 (502,601,883) 2,030,547,848 (2,361,722,915)
Net increase (decrease) in net assets resulting from operations ...................
84,553,087 (389,196,439) 2,551,926,089 (2,581,075,782)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain:
  Institutional ................................................... (45,875,910) (136,670,931) (1,046,868,306) (1,211,880,162)
  Investor A .................................................... (12,622,429) (32,339,725) (40,071,450) (45,090,224)
  Investor C .................................................... (906,231) (3,141,052) (3,603,287) (4,447,174)
  Class K ...................................................... (20,902,312) (50,831,694) (414,830,127) (395,114,222)
Return of capital: – – – –
  Institutional ................................................... (1,539,532) — (108,729,520) —
  Investor A .................................................... (445,999) — (4,161,889) —
  Investor C .................................................... (38,373) — (374,243) —
  Class K ...................................................... (699,669) — (43,084,961) —
Decrease in net assets resulting from distributions to shareholders .................
(83,030,455) (222,983,402) (1,661,723,783) (1,656,531,782)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................
(545,679,117) (43,153,646) (2,542,917,341) (3,109,384,477)
NET ASSETS
Total decrease in net assets .......................................... (544,156,485) (655,333,487) (1,652,715,035) (7,346,992,041)
Beginning of year ..................................................
2,684,672,125 3,340,005,612 37,759,542,802 45,106,534,843
End of year ......................................................
$ 2,140,515,640 $ 2,684,672,125 $ 36,106,827,767 $ 37,759,542,802
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.69%, 0.56% and 0.34%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.52%, 0.35% and 0.34%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Institutional
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 9.76  $ 11.82  $ 11.91  $ 10.82  $ 10.23
Net investment income
(a)
...................................
0.33  0.76  0.59  0.16  0.22
Net realized and unrealized gain (loss) ..........................
0.02  (2.06) 0.08  1.11  0.62
Net increase (decrease) from investment operations .................. 0.35  (1.30) 0.67  1.27  0.84
Distributions
(b)
– – – – –
From net investment income ................................
(0.33) (0.66) (0.58) (0.18) (0.25)
From net realized gain .....................................
—  (0.10) (0.18) —  —
Return of capital ......................................... (0.01) —  —  —  —
Total distributions ......................................... (0.34) (0.76) (0.76) (0.18) (0.25)
Net asset value, end of year ................................. $ 9.77  $ 9.76  $ 11.82  $ 11.91  $ 10.82
Total Return
(c)
— — — — —
Based on net asset value .................................... 3.63% (11.40)% 5.75% 11.75% 8.26%
Ratios to Average Net Assets
(d)
Total expenses ...........................................
1.01% 0.75%
(e)
0.56%
(f)
0.61% 0.80%
Total expenses after fees waived and/or reimbursed ..................
0.85% 0.62%
(e)
0.39%
(f)
0.43% 0.65%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.35% 0.40%
(e)
0.38%
(f)
0.34% 0.34%
Net investment income .....................................
3.39% 7.14% 4.92% 1.39% 2.12%
Supplemental Data
Net assets, end of year (000) .................................. $ 1,200,730  $ 1,524,659  $ 2,093,224  $ 1,260,218  $ 1,343,773
Portfolio turnover rate
(g)
...................................... 197% 293% 246% 330% 252%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
145% 235% 246% 319% 220%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.99%, 0.80% and 0.59%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.77%, 0.60% and 0.59%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Investor A
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 9.48  $ 11.50  $ 11.60  $ 10.55  $ 9.99
Net investment income
(a)
...................................
0.30  0.70  0.55  0.13  0.20
Net realized and unrealized gain (loss) ..........................
0.02  (2.00) 0.07  1.08  0.59
Net increase (decrease) from investment operations .................. 0.32  (1.30) 0.62  1.21  0.79
Distributions
(b)
– – – – –
From net investment income ................................
(0.30) (0.62) (0.54) (0.16) (0.23)
From net realized gain .....................................
—  (0.10) (0.18) —  —
Return of capital ......................................... (0.01) —  —  —  —
Total distributions ......................................... (0.31) (0.72) (0.72) (0.16) (0.23)
Net asset value, end of year ................................. $ 9.49  $ 9.48  $ 11.50  $ 11.60  $ 10.55
Total Return
(c)
— — — — —
Based on net asset value .................................... 3.45% (11.71)% 5.45% 11.53% 7.94%
Ratios to Average Net Assets
(d)
Total expenses ...........................................
1.27% 1.05%
(e)
0.80%
(f)
0.93% 1.27%
Total expenses after fees waived and/or reimbursed ..................
1.10% 0.86%
(e)
0.63%
(f)
0.68% 0.90%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.60% 0.65%
(e)
0.62%
(f)
0.59% 0.59%
Net investment income .....................................
3.17% 6.80% 4.73% 1.18% 1.89%
Supplemental Data
Net assets, end of year (000) .................................. $ 334,368  $ 441,529  $ 478,357  $ 457,665  $ 359,449
Portfolio turnover rate
(g)
...................................... 197% 293% 246% 330% 252%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
145% 235% 246% 319% 220%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.55% and 1.34%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.47%, 1.35% and 1.34%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Investor C
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 9.06  $ 11.01  $ 11.12  $ 10.17  $ 9.66
Net investment income
(a)
...................................
0.22  0.61  0.44  0.01  0.10
Net realized and unrealized gain (loss) ..........................
0.01  (1.93) 0.08  1.07  0.59
Net increase (decrease) from investment operations .................. 0.23  (1.32) 0.52  1.08  0.69
Distributions
(b)
– – – – –
From net investment income ................................
(0.24) (0.53) (0.45) (0.13) (0.18)
From net realized gain .....................................
—  (0.10) (0.18) —  —
Return of capital ......................................... (0.01) —  —  —  —
Total distributions ......................................... (0.25) (0.63) (0.63) (0.13) (0.18)
Net asset value, end of year ................................. $ 9.04  $ 9.06  $ 11.01  $ 11.12  $ 10.17
Total Return
(c)
— — — — —
Based on net asset value .................................... 2.56% (12.35)% 4.73% 10.64% 7.17%
Ratios to Average Net Assets
(d)
Total expenses ...........................................
1.93% 1.70%
(e)
1.51%
(f)
1.57% 1.83%
Total expenses after fees waived and/or reimbursed ..................
1.85% 1.61%
(e)
1.39%
(f)
1.43% 1.65%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
1.35% 1.40%
(e)
1.38%
(f)
1.34% 1.34%
Net investment income .....................................
2.40% 6.15% 3.95% 0.06% 1.04%
Supplemental Data
Net assets, end of year (000) .................................. $ 26,278  $ 40,543  $ 50,488  $ 29,358  $ 62,226
Portfolio turnover rate
(g)
...................................... 197% 293% 246% 330% 252%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
145% 235% 246% 319% 220%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.55%, 0.50% and 0.29%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.34%, 0.29% and 0.29%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Class K
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year .............................
$ 9.61  $ 11.64  $ 11.73  $ 10.65  $ 10.07
Net investment income
(a)
...................................
0.33  0.73  0.59  0.17  0.22
Net realized and unrealized gain (loss) ..........................
0.02  (2.01) 0.08  1.09  0.61
Net increase (decrease) from investment operations .................. 0.35  (1.28) 0.67  1.26  0.83
Distributions
(b)
– – – – –
From net investment income ................................
(0.33) (0.65) (0.58) (0.18) (0.25)
From net realized gain .....................................
—  (0.10) (0.18) —  —
Return of capital ......................................... (0.01) —  —  —  —
Total distributions ......................................... (0.34) (0.75) (0.76) (0.18) (0.25)
Net asset value, end of year ................................. $ 9.62  $ 9.61  $ 11.64  $ 11.73  $ 10.65
Total Return
(c)
— — — — —
Based on net asset value .................................... 3.67% (11.38)% 5.80% 11.85% 8.28%
Ratios to Average Net Assets
(d)
Total expenses ...........................................
0.85% 0.61%
(e)
0.38%
(f)
0.43% 0.65%
Total expenses after fees waived and/or reimbursed ..................
0.80% 0.56%
(e)
0.33%
(f)
0.38% 0.60%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.30% 0.35%
(e)
0.33%
(f)
0.29% 0.29%
Net investment income .....................................
3.43% 7.06% 5.03% 1.48% 2.14%
Supplemental Data
Net assets, end of year (000) .................................. $ 579,140  $ 677,942  $ 717,937  $ 460,370  $ 340,162
Portfolio turnover rate
(g)
...................................... 197% 293% 246% 330% 252%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
145% 235% 246% 319% 220%
See notes to consolidated financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
BlackRock Strategic Income Opportunities Portfolio
Institutional
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ...........................
$ 9.20  $ 10.15  $ 10.37  $ 9.97  $ 9.60
Net investment income
(b)
.................................
0.45  0.29  0.23  0.26  0.34
Net realized and unrealized gain (loss) ........................
0.20  (0.86) (0.13) 0.44  0.38
Net increase (decrease) from investment operations ................ 0.65  (0.57) 0.10  0.70  0.72
Distributions
(c)
– – – – –
From net investment income ..............................
(0.38) (0.34) (0.22) (0.30) (0.35)
From net realized gain ...................................
—  (0.04) (0.10) —  —
Return of capital ....................................... (0.04) —  —  —  —
Total distributions ....................................... (0.42) (0.38) (0.32) (0.30) (0.35)
Net asset value, end of year ............................... $ 9.43  $ 9.20  $ 10.15  $ 10.37  $ 9.97
Total Return
(d)
— — — — —
Based on net asset value .................................. 7.26% (5.64)%
(e)
0.96% 7.21% 7.62%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................
0.76% 0.70% 0.68% 0.73% 0.74%
Total expenses after fees waived and/or reimbursed ................
0.75% 0.69% 0.68% 0.72% 0.74%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .............................
0.62% 0.60% 0.61% 0.60% 0.61%
Net investment income ...................................
4.89% 3.02% 2.23% 2.62% 3.49%
Supplemental Data
Net assets, end of year (000) ................................ $ 23,850,574  $ 27,215,944  $ 33,577,122  $ 25,026,882  $ 23,223,183
Portfolio turnover rate
(g)
.................................... 1,005%
(h)
894% 1,155% 1,515% 1,805%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
728% 673% 755% 1,030% 1,307%
See notes to consolidated financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
BlackRock Strategic Income Opportunities Portfolio
Investor A
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ...........................
$ 9.20  $ 10.15  $ 10.37  $ 9.97  $ 9.60
Net investment income
(b)
.................................
0.43  0.26  0.20  0.23  0.31
Net realized and unrealized gain (loss) ........................
0.20  (0.86) (0.13) 0.44  0.38
Net increase (decrease) from investment operations ................ 0.63  (0.60) 0.07  0.67  0.69
Distributions
(c)
– – – – –
From net investment income ..............................
(0.36) (0.31) (0.19) (0.27) (0.32)
From net realized gain ...................................
—  (0.04) (0.10) —  —
Return of capital ....................................... (0.04) —  —  —  —
Total distributions ....................................... (0.40) (0.35) (0.29) (0.27) (0.32)
Net asset value, end of year ............................... $ 9.43  $ 9.20  $ 10.15  $ 10.37  $ 9.97
Total Return
(d)
— — — — —
Based on net asset value .................................. 7.00% (5.91)%
(e)
0.67% 6.90% 7.31%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................
1.01% 0.98% 0.97% 1.02% 1.05%
Total expenses after fees waived and/or reimbursed ................
1.01% 0.97% 0.97% 1.01% 1.03%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .............................
0.87% 0.88% 0.90% 0.89% 0.90%
Net investment income ...................................
4.64% 2.73% 1.96% 2.34% 3.20%
Supplemental Data
Net assets, end of year (000) ................................ $ 1,001,600  $ 1,118,485  $ 1,387,829  $ 1,583,745  $ 1,501,890
Portfolio turnover rate
(g)
.................................... 1,005%
(h)
894% 1,155% 1,515% 1,805%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
728% 673% 755% 1,030% 1,307%
See notes to consolidated financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2019, the expense ratio would have been 1.77%.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
BlackRock Strategic Income Opportunities Portfolio
Investor C
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ...........................
$ 9.20  $ 10.14  $ 10.36  $ 9.96  $ 9.59
Net investment income
(b)
.................................
0.36  0.19  0.13  0.16  0.24
Net realized and unrealized gain (loss) ........................
0.20  (0.85) (0.13) 0.44  0.38
Net increase (decrease) from investment operations ................ 0.56  (0.66) —  0.60  0.62
Distributions
(c)
– – – – –
From net investment income ..............................
(0.30) (0.24) (0.12) (0.20) (0.25)
From net realized gain ...................................
—  (0.04) (0.10) —  —
Return of capital ....................................... (0.03) —  —  —  —
Total distributions ....................................... (0.33) (0.28) (0.22) (0.20) (0.25)
Net asset value, end of year ............................... $ 9.43  $ 9.20  $ 10.14  $ 10.36  $ 9.96
Total Return
(d)
— — — — —
Based on net asset value .................................. 6.23% (6.48)%
(e)
(0.04)% 6.14% 6.54%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................
1.74% 1.70% 1.68% 1.75% 1.77%
(g)
Total expenses after fees waived and/or reimbursed ................
1.73% 1.69% 1.67% 1.74% 1.76%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .............................
1.60% 1.60% 1.61% 1.62% 1.63%
Net investment income ...................................
3.90% 1.97% 1.25% 1.59% 2.48%
Supplemental Data
Net assets, end of year (000) ................................ $ 97,046  $ 129,029  $ 200,734  $ 247,844  $ 434,348
Portfolio turnover rate
(h)
.................................... 1,005%
(i)
894% 1,155% 1,515% 1,805%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
728% 673% 755% 1,030% 1,307%
See notes to consolidated financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in total return swaps.
BlackRock Strategic Income Opportunities Portfolio
Class K
Year Ended
12/31/23
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of year ...........................
$ 9.21  $ 10.16  $ 10.38  $ 9.98  $ 9.60
Net investment income
(b)
.................................
0.46  0.30  0.24  0.27  0.35
Net realized and unrealized gain (loss) ........................
0.20  (0.86) (0.13) 0.44  0.39
Net increase (decrease) from investment operations ................ 0.66  (0.56) 0.11  0.71  0.74
Distributions
(c)
– – – – –
From net investment income ..............................
(0.39) (0.35) (0.23) (0.31) (0.36)
From net realized gain ...................................
—  (0.04) (0.10) —  —
Return of capital ....................................... (0.04) —  —  —  —
Total distributions ....................................... (0.43) (0.39) (0.33) (0.31) (0.36)
Net asset value, end of year ............................... $ 9.44  $ 9.21  $ 10.16  $ 10.38  $ 9.98
Total Return
(d)
— — — — —
Based on net asset value .................................. 7.36% (5.56)%
(e)
1.05% 7.29% 7.82%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................
0.67% 0.61% 0.59% 0.65% 0.66%
Total expenses after fees waived and/or reimbursed ................
0.66% 0.60% 0.59% 0.63% 0.65%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .............................
0.53% 0.51% 0.52% 0.52% 0.52%
Net investment income ...................................
5.02% 3.14% 2.33% 2.71% 3.57%
Supplemental Data
Net assets, end of year (000) ................................ $ 11,157,608  $ 9,296,084  $ 9,940,850  $ 8,585,689  $ 8,858,737
Portfolio turnover rate
(g)
.................................... 1,005%
(h)
894% 1,155% 1,515% 1,805%
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...........................................
728% 673% 755% 1,030% 1,307%
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Reorganization: The Board of Trustees of the Trust (the “Board”) of Strategic Income Opportunities (the “Acquiring Fund”) and the Board and shareholders of BlackRock
Multi-Sector Opportunities Trust II ("MSO 2" or the "Target Fund") approved the reorganization of the Target Fund into Strategic Income Opportunities (the "Acquiring Fund").
As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each Common Shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such Common
Shareholder's Target Fund Common Shares, as determined at the close of business on November 10, 2023, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
The Target Fund’s net assets and composition of net assets on November 10, 2023, the valuation date of the reorganization were as follows:
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $35,331,654,867. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $35,411,936,864. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
The purpose of these transactions was to combine two funds managed by the Manager with same or substantially similar (but not identical) investment objectives and strategies. The reorganization was a tax-free event and was effective on November 13, 2023.
Assuming the reorganization had been completed on January 1, 2023, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended December 31, 2023, were as follows:
• Net investment income (loss): $1,791,509,530
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Inflation Protected Bond Portfolio ...................................... Inflation Protected Bond Diversified
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years
Target Fund
Target Fund's
Share Class
Shares Prior
to Reorganization Conversion Ratio
Strategic Income
Opportunities’ Share Class
Shares of Strategic Income
Opportunities
MSO 2 Common 1,181,996 7.50355730 Investor A 8,869,175
Target Fund Net Assets Paid-In Capital Accumulated Loss
MSO 2 $ 80,281,997 $ 119,228,909 $ (38,946,912)
Target Fund
Fair Value
of Investment Cost of Investments
MSO 2 $ 64,193,018 $ 70,394,815

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

• Net realized and change in unrealized gain/loss on investments: $764,011,394
• Net increase/decrease in net assets resulting from operations: $2,555,520,924
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund's Consolidated Statements of Operations since November 13, 2023.
Basis of Consolidation: The accompanying consolidated financial statements of Inflation Protected Bond includes the account of Cayman Inflation Protected Bond Portfolio,
Ltd. (the "Inflation Protected Bond Cayman Subsidiary"), which is a wholly-owned subsidiary of Inflation Protected Bond and primarily invests in commodity-related instruments and other derivatives. The Inflation Protected Bond Cayman Subsidiary enables Inflation Protected Bond to hold these commodity-related instruments and satisfies regulated investment company tax requirements. Inflation Protected Bond may invest up to 25% of its total assets in the Inflation Protected Bond Cayman Subsidiary. The net assets of the Inflation Protected Bond Cayman Subsidiary as of period end were $6,047,257, which is 0.3% of Inflation Protected Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Inflation Protected Bond Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Inflation Protected Bond, except that the Inflation Protected Bond Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BlackRock Cayman Strategic Income Opportunities Portfolio
II, Ltd. (the "Strategic Income Opportunities Cayman Subsidiary" or together with the Inflation Protected Bond Cayman Subsidiary, the "Cayman Subsidiaries"), which is a wholly-owned subsidiary of Strategic Income Opportunities and primarily invests in commodity-related instruments and other derivatives. The Strategic Income Opportunities
Cayman Subsidiary enables Strategic Income Opportunities to hold these commodity-related instruments and satisfies regulated investment company tax requirements.
Strategic Income Opportunities may invest up to 25% of its total assets in the Strategic Income Opportunities Cayman Subsidiary. The net assets of the Strategic Income
Opportunities Cayman Subsidiary as of period end were $75,664,501, which is 0.2% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Strategic Income Opportunities Cayman Subsidiary is subject to the same investment policies and restrictions that apply to
Strategic Income Opportunities, except that the Strategic Income Opportunities Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of SIO Neptunite 2023-2 LLC, which is a wholly-owned subsidiary of Strategic Income Opportunities that invests in floating rate loan interests. The net assets of SIO Neptunite 2023-2 LLC as of period end were $16,364,117, which is less than 0.1% of Strategic Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. SIO Neptunite 2023-2
LLC is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
SIO Neptunite 2023-2 LLC has entered into a credit agreement with Mizuho Bank, Ltd. that established a non-recourse, revolving credit facility with a maximum commitment of up to $200 million (the “Mizuho Facility”) as leverage for investment purposes. The Mizuho Facility has the following terms: an upfront fee of 0.15% of the maximum commitment and interest at a rate equal to 3-month SOFR on the date the loan is made plus 1.60% per annum on amounts borrowed. There are no commitment fees or unused fees associated with the Mizuho Facility. The agreement expires on July 6, 2025 unless extended or renewed. SIO Neptunite 2023-2 LLC's borrowings are secured by eligible securities held in its portfolio of investments.
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of SIO Neptunite 2022-1 LLC, which was a wholly-owned subsidiary of Strategic Income Opportunities that invested in floating rate loan interests. SIO Neptunite 2022-1 LLC entered into a credit agreement with Citibank NA that established a revolving credit facility with an initial commitment of up to $150 million (the “Citibank Facility”) as leverage for investment purposes. Effective December 19,
2023, SIO Neptunite 2022-1 LLC was dissolved and the Citibank Facility was terminated. The Citibank Facility had the following terms: an upfront fee of 0.15% of the initial commitment, an unused commitment fee of 0.50% per annum when the amount borrowed was less than $150 million and interest at a rate equal to 3-month Secured
Overnight Financing Rate (“SOFR”) on the date the loan is made plus 1.30% per annum on amounts borrowed. The upfront fee in May 2023 was 0.15% of the Citibank Facility as the amount borrowed exceeded 50% of the Citibank Facility on the determination date. SIO Neptunite 2022-1 LLC's borrowings were secured by eligible securities held in its portfolio of investments.
During the period, SIO Neptunite 2022-1 and SIO Neptunite 2023-2 paid the upfront fee and accrued the commitment fee based on the daily unused portion of the Citibank
Facility, if any. The upfront fees and interest associated with the agreement are included in the Consolidated Statements of Operations as interest expense and fees, if any. The commitment fees, if any, associated with the agreements are subject to Strategic Income Opportunities' expense limitation and are included in the Consolidated
Statements of Operations within miscellaneous expenses. Advances to SIO Neptunite 2023-2 LLC as of period end, if any, are shown in the Consolidated Statements of
Assets and Liabilities as bank borrowings. For the year ended December 31, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under SIO Neptunite 2023-2 LLC's credit agreement were as follows:
The accompanying consolidated financial statements of Strategic Income Opportunities includes the account of BR-SIP Subsidiary, LLC (the “Taxable Subsidiary” or together with the Cayman Subsidiaries, SIO Neptunite 2023-2 LLC and SIO Neptunite 2022-1 LLC, the “Subsidiaries”), which is a wholly-owned taxable subsidiary of Strategic
Income Opportunities. The Taxable Subsidiary enables Strategic Income Opportunities to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statements of Operations for Strategic Income Opportunities. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statements of Operations for Strategic Income Opportunities. Taxes payable or deferred as of
December 31, 2023, if any, are disclosed in the Consolidated Statements of Assets and Liabilities. Strategic Income Opportunities may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $19,118,931, which is less than 0.1% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
Maximum Amount
Borrowed Average Borrowing
Weighted Average Interest
Rates
SIO Neptunite 2022-1 ........................................................... $ 139,028,396 $ 67,594,011 3.19%
SIO Neptunite 2023-2 ........................................................... 59,889,619 12,619,129 2.40

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2023 , if any, are disclosed in the Consolidated
Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Cayman Subsidiaries, are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiaries in any taxable year, the loss will generally not be available to offset the Funds' ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Consolidated Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service.Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Certain Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2023, certain investments of Strategic Income Opportunities were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statements of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies.
These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, Strategic
Income Opportunities had the following unfunded floating rate loan interests:
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities Casavo Theta Refinancing DAC, Term Loan ............... $ 28,897,708 $ 29,072,608 $ 31,783,590 $ 2,710,982
Strategic Income
Opportunities CML La Quinta Resort, Term Loan ..................... 3,728,528 3,728,528 3,630,233 (98,295)
Strategic Income
Opportunities CML Lake Tahoe Resort Hotel, Term Loan ................ 145,842 145,842 140,251 (5,591)
Strategic Income
Opportunities CML ST Regis Aspen, Term Loan ...................... 400,260 400,260 400,260 –
Strategic Income
Opportunities
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Term
Loan ......................................... 25,653,980 25,653,980 25,238,386 (415,594)
Strategic Income
Opportunities Helios Service Partners LLC, Delayed Draw 2nd Lien Term Loan . 4,076,328 4,045,755 4,051,054 5,299
Strategic Income
Opportunities Park Avenue Tower, Term Loan ....................... 650,268 650,268 610,185 (40,083)
Strategic Income
Opportunities Sheraton Austin, Term Loan .......................... 1,754,224 1,754,224 1,715,493 (38,731)
Strategic Income
Opportunities Vinoy St. Petersburg (The), Term Loan .................. 865,625 865,625 834,953 (30,672)
$ 2,087,315

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statements of Assets and Liabilities
and Consolidated Statements of Operations. As of period end, Strategic Income Opportunities had the following unfunded commitments:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.
To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of December 31, 2023 , Strategic Income Opportunities had outstanding commitments of $55,359,612.
These commitments are not included in the net assets of Strategic Income Opportunities as of December 31, 2023 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statements of Assets and
Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments
Fund Name Investment Name Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities Puerto Rico Electric Power Authority, Series B-1 ............ $ 5,347,670 $ 5,347,670 $ 6,181,907 $ 834,237
Strategic Income
Opportunities Puerto Rico Electric Power Authority, Series B-2 ............ 25,971,252 25,971,252 32,334,208 6,362,956
$ 7,197,193

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2023, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for Inflation
Protection Bond were $218,231,647 and 5.06%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of Inflation Protected Bond’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
As of period end, the following table is a summary of Strategic Income Opportunities’ open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b) (b)
Inflation Protected Bond
BofA Securities, Inc. .......................... $ (36,580,862) $ 36,431,839 $ — $ (149,023)
HSBC Securities (USA), Inc. .................... (125,912,746) 125,287,583 — (625,163)
Nomura Securities International, Inc. .............. (66,879,533) 66,405,037 — (474,496)
Santander US Capital Markets LLC ............... (5,296,220) 5,278,271 — (17,949)
$ (234,669,361) $ 233,402,730 $ — $ (1,266,631)
(a)
Collateral, if any, with a value of $233,402,730 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Strategic Income Opportunities
Barclays Bank plc .............. $ 54,351,430 $ (56,920,720) $ (2,569,290) $ — $ — $ — $ 2,275,000 $ 2,275,000 $ (294,290)
Barclays Capital, Inc. ............ 34,401,575 (35,792,574) (1,390,999) — — — 1,158,000 1,158,000 (232,999)
BNP Paribas SA ............... 75,178,079 (81,178,518) (6,000,439) — — — 6,000,439 6,000,439 —
BofA Securities, Inc. ............. 12,687,350 (13,317,713) (630,363) — — 287,786 — 287,786 (342,577)
Deutsche Bank AG .............. 25,872,280 (28,337,977) (2,465,697) — — — 2,465,697 2,465,697 —
Goldman Sachs International ....... 2,637,234 (2,806,969) (169,735) — — — — — (169,735)
J.P. Morgan Securities LLC ........ 16,741,610 (17,767,451) (1,025,841) — — — 551,000 551,000 (474,841)
J.P. Morgan Securities plc ......... 13,931,544 (14,566,867) (635,323) — — — 500,000 500,000 (135,323)
Merrill Lynch International ......... 28,045,662 (29,106,845) (1,061,183) — — — 830,500 830,500 (230,683)
Nomura Securities International, Inc. .. 32,320,794 (34,022,566) (1,701,772) — — — 1,276,000 1,276,000 (425,772)
RBC Capital Markets LLC ......... 22,273,898 (23,067,274) (793,376) — — — 717,000 717,000 (76,376)
RBC Europe Ltd. ............... 2,509,376 (2,806,969) (297,593) — — 263,176 — 263,176 (34,417)
$ 320,950,832 $ (339,692,443) $ (18,741,611) $ — $ — $ 550,962 $ 15,773,636 $ 16,324,598 $ (2,417,013)
...........................................
(a)
Included in Investments at value-unaffiliated in the Consolidated Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $3,560,967 which is included in interest expense payable in the Consolidated Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Consolidated
Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Consolidated Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Consolidated Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
As of period end, the following table is a summary of Strategic Income Opportunities’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Strategic Income Opportunities
BofA Securities, Inc. ........................... $ 30,122,368 $ (30,122,368) $ — $ —
Citigroup Global Markets, Inc. .................... 4,478,421 (4,478,421) — —
Goldman Sachs & Co. LLC ...................... 153,319,665 (153,319,665) — —
J.P. Morgan Securities LLC ...................... 9,497,051 (9,497,051) — —
Toronto-Dominion Bank ........................ 3,453,856 (3,453,856) — —
$ 200,871,361 $ (200,871,361) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statements of Assets and Liabilities.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk), bitcoin (commodity risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Strategic Income Opportunities may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statements of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statements of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value
– unaffiliated and options written at value, respectively, in the Consolidated Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the
Consolidated Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated
Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically
“covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated
Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Barrier options – Certain Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation)
on OTC Swaps in the Consolidated Statements of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the
Consolidated Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statements of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Inflation Protected Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Inflation
Protected Bond’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.250%
$1 billion - $ 3 billion ..................................................................................................... 0.240
$ 3 billion - $5 billion ..................................................................................................... 0.230
$5 billion - $10 billion .................................................................................................... 0.220
Greater than $10 billion ................................................................................................... 0.210

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities' direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
The Manager provides investment management and other services to the Subsidiaries. The Manager does not receive separate compensation from the Subsidiaries for providing investment management or administrative services. However, The Funds pay the Manager based on the Funds' net assets, which includes the assets of the
Subsidiaries.
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Consolidated Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statements of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2023, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $35 billion .................................................................................................... 0.450
Greater than $35 billion ................................................................................................... 0.430
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Inflation Protected Bond ............................................................................ $ 994,864 $ 342,386 $ 1,337,250
Strategic Income Opportunities ....................................................................... 2,569,393 1,113,073 3,682,466
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 274,731 $ 79,589 $ 6,848 $ 124,857 $ 486,025
Strategic Income Opportunities ...................................................... 5,076,081 205,551 22,261 1,969,365 7,273,258
Fund Name Institutional Investor A Total
Inflation Protected Bond ............................................................................. $ 164,000 $ — $ 164,000
Strategic Income Opportunities ........................................................................ 1,783,314 3,714 1,787,028

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended December 31, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended December 31, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of
Operations. For the year ended December 31, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Inflation Protected Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent
Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the
Consolidated Statements of Operations. For the year ended December 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations were as follows:
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 4,594 $ 11,454 $ 3,001 $ 3,202 $ 22,251
Strategic Income Opportunities ...................................................... 46,435 12,809 4,309 16,766 80,319
Fund Name Institutional Investor A Investor C Class K Total
Inflation Protected Bond ........................................................... $ 2,185,384 $ 702,200 $ 28,954 $ 30,693 $ 2,947,231
Strategic Income Opportunities ...................................................... 23,684,674 971,573 78,013 57,275 24,791,535
Fund Name Other Fees
Inflation Protected Bond .................................................................................................... $ 4,209
Strategic Income Opportunities ............................................................................................... 20,802
Fund Name Investor A Investor C
Inflation Protected Bond ......................................................................................... $ 4,214 $ 6,386
Strategic Income Opportunities .................................................................................... 37,919 6,962
Fund Name
Fees waived and/or
Reimbursed by the
Manager
Inflation Protected Bond ................................................................................................ $ 2,643
Strategic Income Opportunities ........................................................................................... 871,797
Fund Name
Fees waived and/
or Reimbursed by
the Manager
Inflation Protected Bond .................................................................................................... $ 15,591
Strategic Income Opportunities ............................................................................................... 1,923,484
Fund Name Institutional Investor A Investor C Class K
Inflation Protected Bond ................................................................. 0.34% 0.59% 1.34% 0.29%
Strategic Income Opportunities ............................................................ 0.65 0.90 1.65 N/A
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Inflation Protected Bond ...................................................................................................... $ 683,245
Strategic Income Opportunities ................................................................................................. 33,467

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statements of Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Strategic Income Opportunities retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Strategic Income Opportunities retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, Strategic Income Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than
70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2023, Strategic Income Opportunities retained 81% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 81% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than
70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Consolidated Statements of Operations. For the year ended December 31, 2023, Strategic Income Opportunities paid BIM $363,173 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statements of Operations.
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Inflation Protected Bond
Institutional .................................................................................... $ 274,731 $ 1,495,743
Investor A ..................................................................................... 79,589 502,426
Investor C ..................................................................................... 6,848 11,821
Class K ...................................................................................... 124,857 30,693
$ 486,025 $ 2,040,683
Strategic Income Opportunities
Institutional .................................................................................... 27,176 90,547
Investor A ..................................................................................... 1,093 3,874
Investor C ..................................................................................... 119 261
$ 28,388 $ 94,682

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
7. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended December 31, 2023, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ Consolidated financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses and income recognized from the Funds wholly owned subsidiaries were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods of premiums on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the deferral of compensation to trustees and the classification of investments.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Inflation Protected Bond ................................................. $ 1,869,534,708 $ 2,599,695,149 $ 3,607,487,808 $ 3,426,801,477
Strategic Income Opportunities ............................................ 22,164,677,026 28,762,416,462 351,615,436,112 346,863,946,450
Fund Name Purchases Sales
Inflation Protected Bond ................................................................................. $ 1,445,989,055 $ 1,445,862,745
Strategic Income Opportunities ............................................................................ 102,711,747,571 102,681,494,144
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Inflation Protected Bond ...................................................................... $ (147,061) $ 147,061
Strategic Income Opportunities ................................................................. (13,738,753) 13,738,753
—
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
Inflation Protected Bond
Ordinary income ........................................................................................... $ 80,306,882 $ 196,806,219
Long-term capital gains ...................................................................................... — 26,177,183
Return of capital ........................................................................................... $ 2,723,573 $ —
$ 83,030,455 $ 222,983,402
Strategic Income Opportunities
Ordinary income ........................................................................................... $ 1,505,373,170 $ 1,656,531,782
Return of capital ........................................................................................... $ 156,350,613 $ —
$ 1,661,723,783 $ 1,656,531,782
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Inflation Protected Bond ................................................. $ (174,774,078) $ (249,672,848) $ (291,792) $ (42 4 , 738 , 718 )
Strategic Income Opportunities ............................................ (2,616,274,329) (776,798,618) (75,885,858) (3,468,958,805)

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Inflation Protected Bond ............................................. $ 2,848,343,610 $ – $ (249,065,473) $ (249,065,473)
Strategic Income Opportunities ........................................ 51,523,175,708 2,560,203,483 (2,780,630,646) (220,427,163)

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedules of
Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Consolidated Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
d
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
Inflation Protected Bond
Institutional
Shares sold ..........................................
34,442,749 $ 338,036,574 65,664,415 $ 716,001,119
Shares issued in reinvestment of distributions .....................
4,708,760 45,925,296 12,212,200 131,098,269
Shares redeemed ......................................
(72,489,810) (708,426,737) (98,619,715) (1,041,431,906)
(33,338,301) $ (324,464,867) (20,743,100) $ (194,332,518)
Investor A
Shares sold and automatic conversion of shares ....................
8,683,373 $ 81,822,553 28,759,645 $ 293,782,459
Shares issued in reinvestment of distributions .....................
1,337,487 12,684,035 3,005,402 31,298,505
Shares redeemed ......................................
(21,332,305) (201,274,781) (26,797,548) (271,876,415)
(11,311,445) $ (106,768,193) 4,967,499 $ 53,204,549
Investor C
Shares sold ..........................................
343,677 $ 3,153,902 1,780,946 $ 18,004,199
Shares issued in reinvestment of distributions .....................
99,119 897,772 302,181 3,012,011
Shares redeemed and automatic conversion of shares ...............
(2,012,663) (18,215,273) (2,194,078) (21,251,507)
(1,569,867) $ (14,163,599) (110,951) $ (235,297)
Class K
Shares sold ..........................................
20,006,142 $ 193,051,528 35,751,337 $ 378,488,468
Shares issued in reinvestment of distributions .....................
2,247,386 21,574,857 4,711,340 49,711,414
Shares redeemed ......................................
(32,617,499) (314,908,843) (31,558,340) (329,990,262)
(10,363,971) $ (100,282,458) 8,904,337 $ 98,209,620
(56,583,584) $ (545,679,117) (6,982,215) $ (43,153,646)
Strategic Income Opportunities
Institutional
Shares sold ..........................................
864,520,092 $ 7,974,325,942 1,281,480,388 $ 12,369,438,085
Shares issued in reinvestment of distributions .....................
113,174,026 1,042,050,665 116,277,089 1,099,035,398
Shares redeemed ......................................
(1,406,710,997) (12,947,280,122) (1,748,337,415) (16,688,976,517)
(429,016,879) $ (3,930,903,515) (350,579,938) $ (3,220,503,034)
Investor A
Shares sold and automatic conversion of shares ....................
23,136,391 $ 213,186,399 31,163,196 $ 298,768,503
Shares issued resulting from reorganization ......................
8,869,175 80,281,997 — —
Shares issued in reinvestment of distributions .....................
4,455,091 41,000,801 4,455,109 42,051,817
Shares redeemed ......................................
(51,828,105) (476,662,881) (50,797,245) (484,530,530)
(15,367,448) $ (142,193,684) (15,178,940) $ (143,710,210)
Investor C
Shares sold ..........................................
1,746,893 $ 16,094,132 2,015,178 $ 19,271,039
Shares issued in reinvestment of distributions .....................
417,738 3,843,616 458,417 4,317,597
Shares redeemed and automatic conversion of shares ...............
(5,901,604) (54,278,777) (8,238,893) (78,837,876)
(3,736,973) $ (34,341,029) (5,765,298) $ (55,249,240)
Class K
Shares sold ..........................................
416,530,171 $ 3,813,648,520 239,685,502 $ 2,292,830,887
Shares issued in reinvestment of distributions .....................
46,437,606 427,600,136 38,410,956 363,052,167
Shares redeemed ......................................
(290,515,054) (2,676,727,769) (247,285,787) (2,345,805,047)
172,452,723 $ 1,564,520,887 30,810,671 $ 310,078,007
(275,668,577) $ (2,542,917,341) (340,713,505) $ (3,109,384,477)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Inflation Protected Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio and the Board of Trustees of BlackRock Funds
V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statements of assets and liabilities of BlackRock Inflation Protected Bond Portfolio and BlackRock Strategic Income
Opportunities Portfolio of BlackRock Funds V (the “Funds”), including the consolidated schedules of investments, as of December 31, 2023, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 26, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)
2023
BlackRock Annual Report to Shareholders

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2023:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2023:
Fund Name
Qualified Dividend
Income
Strategic Income Opportunities ......................................................................................... $ 56,332,059
Fund Name
Qualified Business
Income
Strategic Income Opportunities ......................................................................................... $ 190,989
Fund Name Federal Obligation Interest
Inflation Protected Bond .............................................................................................. $ 75,123,438
Strategic Income Opportunities ......................................................................................... 172,709,621
Fund Name
Dividends-Received
Deduction
Strategic Income Opportunities ........................................................................................... 0.79%
Fund Name Interest Dividends
Inflation Protected Bond .............................................................................................. $ 82,128,299
Strategic Income Opportunities ......................................................................................... 1,662,764,717
Fund Name
Interest-Related
Dividends
Inflation Protected Bond .............................................................................................. $ 79,455,851
Strategic Income Opportunities ......................................................................................... 938,518,126

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Inflation Protected Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio (the “Funds”),
each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 14-15, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC, the investment adviser to each Fund, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information
2023
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
69 RICs consisting of 102 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Trustee
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
71 RICs consisting of 104 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
71 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non-Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
71 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
69 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
69 RICs consisting of 102 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer)
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
69 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation); Vestis
Corporation (uniforms and
facilities services)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
71 RICs consisting of 104 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)

Trustee and Officer Information
Non-Management Interested Trustee
(a)(f)
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust's by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust's by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Ms. Egan, Dr. Kester, Ms. Lynch, Mr. Steinmetz and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both "interested persons," as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex .
(f)
Mr. Steinmetz is currently classified as a non-management interested Trustee based on his former directorship at another company that is not an affiliate of BlackRock, Inc. Mr. Steinmetz does not currently serve as an officer or employee of BlackRock, Inc. or its affiliates or own any securities of BlackRock, Inc. It is anticipated that Mr. Steinmetz will become an Independent Trustee effective January 19, 2024.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Arthur P. Steinmetz
1958
Trustee
(Since 2023)
Consultant, Posit PBC (enterprise data science) since 2020;
Director, ScotiaBank (U.S.) from 2020 to 2023; Chairman, Chief
Executive Officer and President of OppenheimerFunds, Inc. from
2015, 2014 and 2013, respectively to 2019; Trustee, President and Principal Executive Officer of 104 OppenheimerFunds
funds from 2014 to 2019;. Portfolio manager of various
OppenheimerFunds fixed income mutual funds from 1986 to
2014.
70 RICs consisting of 103 Portfolios Trustee of 104
OppenheimerFunds funds
from 2014 to 2019
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 268 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 270 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.
Effective December 31, 2023, Frank Fabozzi retired as Trustee of the Trust.
Effective January 19, 2024, Arthur Steinmetz became an Independent Trustee of the Trust.

Additional Information

Additional Information
Proxy Results
BlackRock Funds V
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect Trustees to the Trust's Board.
Approved the Trustees* as follows:
* Denotes Trust-wide proposal and voting results.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Votes For Votes Withheld
Lorenzo A. Flores 6,098,355,552 50,013,664
Stayce D. Harris 6,100,362,778 48,006,437
J. Phillip Holloman 6,094,339,498 54,029,718
Arthur P. Steinmetz 6,096,630,633 51,738,582

Additional Information
(continued)
2023
BlackRock Annual Report to Shareholders

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
Citibank NA
(a)
New York, NY 10013
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For SIO Neptunite 2023-2 LLC.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
COP Certificates of Participation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EM Emerging Markets
EFFR Effective Federal Funds Rate
ESG Environmental, Social And Governance
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
EMDSIP-12/23-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Inflation Protected Bond Portfolio	$30,294	$29,172	$0	$44	$22,900	$22,000	$407	$431
BlackRock Strategic Income Opportunities Portfolio	$121,176	$116,484	$6,500	$44	$33,300	$33,000	$407	$431

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,154,000	$2,098,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Inflation Protected Bond Portfolio	$23,307	$22,475
BlackRock Strategic Income Opportunities Portfolio	$40,207	$33,475

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2,098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

  <<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski _
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski _
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: February 26, 2024

By:     /s/ Trent Walker _
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: February 26, 2024